Schedules of Investments (unaudited)
June 30, 2026
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 Franklin FTSE Asia ex Japan ETF

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.3%
Communication Services — 5.6%
Diversified Telecommunication Services — 0.6%
China Tower Corp. Ltd., Class H Shares	21,000	$23,592 (a)
Chunghwa Telecom Co. Ltd.	15,930	70,758
Converge Information and Communications Technology Solutions Inc.	11,200	1,847
Dayamitra Telekomunikasi PT	61,600	1,860
Digital Telecommunications Infrastructure Fund, Class F Shares	22,400	6,810
Indus Towers Ltd.	5,320	22,014 *
LG Uplus Corp.	882	7,970
NetLink NBN Trust	11,900	8,970
PCCW Ltd.	14,000	9,515
PT Tower Bersama Infrastructure Tbk	2,800	222
Sarana Menara Nusantara Tbk PT	82,600	1,682
Singapore Telecommunications Ltd.	30,800	105,012
Tata Communications Ltd.	476	9,909
Telekom Malaysia Bhd	4,900	8,941
Telkom Indonesia Persero Tbk PT	179,900	23,645
True Corp. PCL, NVDR	47,600	18,484
Total Diversified Telecommunication Services		321,231
Entertainment — 0.6%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A Shares	700	1,946
Beijing Enlight Media Co. Ltd., Class A Shares	1,400	2,287
China Ruyi Holdings Ltd.	56,000	10,640 *
Damai Entertainment Holdings Ltd.	70,000	4,061 *
Giant Network Group Co. Ltd., Class A Shares	700	2,842
HYBE Co. Ltd.	98	12,151
International Games System Co. Ltd.	966	23,925
iQIYI Inc., ADR	2,086	2,169 *
Kingnet Network Co. Ltd., Class A Shares	700	1,676
Kingsoft Corp. Ltd.	4,200	11,879
Krafton Inc.	112	17,061
Mango Excellent Media Co. Ltd., Class A Shares	700	1,509
NC Corp.	56	9,307
NetEase Cloud Music Inc.	350	4,593 *(a)
NetEase Inc.	7,600	196,153
Netmarble Corp.	119	2,869 (a)
Pearl Abyss Corp.	119	2,781 *
Ruyi Film Entertainment Co. Ltd., Class A Shares	700	990 *
Tencent Music Entertainment Group, ADR	2,109	17,610
Total Entertainment		326,449
Interactive Media & Services — 3.5%
Autohome Inc., ADR	266	5,062
Baidu Inc., Class A Shares	9,100	127,181 *
Bilibili Inc., Class Z Shares	1,260	21,161 *
Info Edge India Ltd.	1,463	15,115
JOYY Inc., ADR	119	7,853
Kakao Corp.	1,274	28,411
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Interactive Media & Services — continued
Kuaishou Technology	11,900	$63,126 (a)
Kunlun Tech Co. Ltd., Class A Shares	700	4,162 *
Meitu Inc.	14,000	6,695 (a)
NAVER Corp.	623	80,021
Tencent Holdings Ltd.	26,166	1,434,083
Weibo Corp., Class A Shares	420	3,026
Total Interactive Media & Services		1,795,896
Media — 0.1%
Bluefocus Intelligent Communications Group Co. Ltd., Class A Shares	1,440	2,919
Cheil Worldwide Inc.	315	3,700
China Literature Ltd.	1,400	3,378 *(a)
China South Publishing & Media Group Co. Ltd., Class A Shares	700	1,015
Elang Mahkota Teknologi Tbk PT	40,600	1,104
Focus Media Information Technology Co. Ltd., Class A Shares	4,900	3,494
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A Shares	700	906
Leo Group Co. Ltd., Class A Shares	2,100	1,469
People.cn Co. Ltd., Class A Shares	700	1,525
Sun TV Network Ltd.	385	2,097
Total Media		21,607
Wireless Telecommunication Services — 0.8%
Advanced Info Service PCL, NVDR	3,500	38,666
Axiata Group Bhd	18,900	9,780
Bharti Airtel Ltd.	12,768	249,806
Bharti Hexacom Ltd.	326	5,107
CelcomDigi Bhd	16,100	10,543
China United Network Communications Ltd., Class A Shares	9,800	5,775
Far EasTone Telecommunications Co. Ltd.	7,000	23,072
Globe Telecom Inc.	140	4,330
Indosat Tbk PT	22,400	2,167
Maxis Bhd	11,900	9,864
PLDT Inc.	420	7,734
SK Telecom Co. Ltd.	133	7,589
StarHub Ltd.	2,100	1,672
Taiwan Mobile Co. Ltd.	5,830	21,321
Vodafone Idea Ltd.	112,945	17,253 *
XLSMART Telecom Sejahtera Tbk PT	19,600	2,598
Total Wireless Telecommunication Services		417,277

Total Communication Services		2,882,460
Consumer Discretionary — 7.9%
Automobile Components — 0.6%
Balkrishna Industries Ltd.	336	7,739
Bharat Forge Ltd.	1,141	25,845
Bosch Ltd.	35	14,753
CALB Group Co. Ltd., Class H Shares	1,400	4,185 *(a)
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A Shares	100	1,335
Cheng Shin Rubber Industry Co. Ltd.	7,000	6,581
Endurance Technologies Ltd.	140	3,954 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobile Components — continued
Exide Industries Ltd.	1,841	$7,538
Fuyao Glass Industry Group Co. Ltd., Class A Shares	700	5,201
Fuyao Glass Industry Group Co. Ltd., Class H Shares	2,800	18,281 (a)
Hankook Tire & Technology Co. Ltd.	280	11,187
Hanon Systems	1,498	3,708 *
HL Mando Co. Ltd.	126	3,985
Huayu Automotive Systems Co. Ltd., Class A Shares	1,400	3,201
Huizhou Desay Sv Automotive Co. Ltd., Class A Shares	200	2,401
Hyundai Mobis Co. Ltd.	238	76,809
Johnson Electric Holdings Ltd.	1,500	3,713
Minth Group Ltd.	3,010	10,141
MRF Ltd.	9	12,153
Ningbo Joyson Electronic Corp., Class A Shares	700	2,228
Ningbo Tuopu Group Co. Ltd., Class A Shares	700	5,818
Sailun Group Co. Ltd., Class A Shares	1,400	2,378
Samvardhana Motherson International Ltd.	18,074	28,280
Schaeffler India Ltd.	161	7,126
Sona Blw Precision Forgings Ltd.	1,946	12,744 (a)
Tube Investments of India Ltd.	455	14,561
UNO Minda Ltd.	770	8,849
Wanxiang Qianchao Co. Ltd., Class A Shares	1,400	2,667
Weifu High-Technology Group Co. Ltd., Class B Shares	700	1,093
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A Shares	700	1,144
Total Automobile Components		309,598
Automobiles — 2.0%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A Shares	700	2,664 *
BAIC BluePark New Energy Technology Co. Ltd., Class A Shares	2,100	1,507 *
BAIC Motor Corp. Ltd., Class H Shares	10,500	1,044 *(a)
Bajaj Auto Ltd.	280	28,740
Brilliance China Automotive Holdings Ltd.	14,000	3,410
BYD Co. Ltd., Class A Shares	1,800	21,134
BYD Co. Ltd., Class H Shares	15,503	143,227
Chongqing Afari Technology Co. Ltd., Class A Shares	1,400	1,683 *
Chongqing Changan Automobile Co. Ltd., Class A Shares	2,800	2,958
Chongqing Changan Automobile Co. Ltd., Class B Shares	8,400	3,492
Eicher Motors Ltd.	588	43,939
Geely Automobile Holdings Ltd.	26,000	55,899
Great Wall Motor Co. Ltd., Class A Shares	1,400	3,112
Great Wall Motor Co. Ltd., Class H Shares	10,500	11,796
Guangzhou Automobile Group Co. Ltd., Class A Shares	1,400	1,048 *
Guangzhou Automobile Group Co. Ltd., Class H Shares	14,000	3,713 *
Hero MotoCorp Ltd.	553	28,009
Hyundai Motor Co.	567	181,156
Hyundai Motor India Ltd.	616	12,400
Kia Corp.	994	88,538
Li Auto Inc., Class A Shares	4,900	28,792 *
Mahindra & Mahindra Ltd.	3,885	125,950
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobiles — continued
Maruti Suzuki India Ltd.	532	$79,329
NIO Inc., Class A Shares	7,840	38,730 *
SAIC Motor Corp. Ltd., Class A Shares	2,800	4,026
Seres Group Co. Ltd., Class A Shares	700	6,316
Tata Motors Passenger Vehicles Ltd.	8,758	32,586
TVS Motor Co. Ltd.	966	35,316
VOYAH Automobile Technology Co. Ltd., Class H Shares	3,232	1,195 *
XPeng Inc., Class A Shares	6,300	40,690 *
Yadea Group Holdings Ltd.	4,900	5,567 (a)
Yulon Motor Co. Ltd.	2,191	1,871
Zhejiang Leapmotor Technology Co. Ltd., Class H Shares	2,800	12,311 *(a)
Total Automobiles		1,052,148
Broadline Retail — 2.6%
Alibaba Group Holding Ltd.	76,866	910,095
CCOOP Group Co. Ltd., Class A Shares	6,300	1,234 *
Central Retail Corp. PCL, NVDR	11,900	8,418
JD.com Inc., Class A Shares	10,150	128,460
Lotte Shopping Co. Ltd.	49	5,367
Meesho Ltd.	2,380	4,837 *
MINISO Group Holding Ltd.	1,400	4,210
momo.com Inc.	309	2,886
PDD Holdings Inc., ADR	3,234	246,689 *
Vipshop Holdings Ltd., ADR	889	11,788
Vishal Mega Mart Ltd.	10,899	13,581 *
Total Broadline Retail		1,337,565
Distributors — 0.0%††
Wuchan Zhongda Group Co. Ltd., Class A Shares	2,100	1,460
Zhejiang China Commodities City Group Co. Ltd., Class A Shares	2,100	3,143
Total Distributors		4,603
Diversified Consumer Services — 0.1%
New Oriental Education & Technology Group Inc.	6,300	28,825
TAL Education Group, ADR	1,350	12,919 *
Total Diversified Consumer Services		41,744
Hotels, Restaurants & Leisure — 1.3%
Asset World Corp. PCL, NVDR	32,200	2,598
Eternal Ltd.	18,942	52,949 *
Galaxy Entertainment Group Ltd.	9,170	34,402
Genting Bhd	9,100	4,821
Genting Malaysia Bhd	7,000	3,210
Genting Singapore Ltd.	23,800	11,224
Guming Holdings Ltd.	2,800	7,548
H World Group Ltd.	8,400	35,734
Haidilao International Holding Ltd.	7,000	9,480 (a)
Hanjin Kal Corp.	98	7,464
Indian Hotels Co. Ltd.	3,612	27,243
ITC Hotels Ltd.	4,746	9,024
Jollibee Foods Corp.	2,030	4,449
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotels, Restaurants & Leisure — continued
Jubilant Foodworks Ltd.	1,645	$7,257
Kangwon Land Inc.	483	4,458
Meituan, Class B Shares	23,216	202,791 *(a)
MGM China Holdings Ltd.	2,800	3,620
Minor International PCL, NVDR	16,100	11,971
NagaCorp Ltd.	4,000	1,801
Sands China Ltd.	8,400	13,978
Shanghai Jinjiang International Hotels Co. Ltd., Class B Shares	700	1,012
Shangri-La Asia Ltd.	4,000	2,040
SJM Holdings Ltd.	14,000	2,606 *
Songcheng Performance Development Co. Ltd., Class A Shares	700	599
Swiggy Ltd.	6,223	15,735 *
Tongcheng Travel Holdings Ltd.	5,600	8,562
TravelSky Technology Ltd., Class H Shares	4,000	4,121
Trip.com Group Ltd.	2,550	101,323 *
Wynn Macau Ltd.	5,600	3,606
Yum China Holdings Inc.	1,500	61,132
Total Hotels, Restaurants & Leisure		656,758
Household Durables — 0.4%
Coway Co. Ltd.	210	12,240
Dixon Technologies India Ltd.	154	19,393
Ecovacs Robotics Co. Ltd., Class A Shares	200	1,495
Gree Electric Appliances Inc. of Zhuhai, Class A Shares	1,400	7,734
Haier Smart Home Co. Ltd., Class A Shares	2,100	6,314
Haier Smart Home Co. Ltd., Class H Shares	9,800	24,968
Hangzhou GreatStar Industrial Co. Ltd.	400	1,833
Hisense Home Appliances Group Co. Ltd., Class H Shares	1,000	3,106
LG Electronics Inc.	441	57,783
LG Electronics India Ltd.	434	7,116 *
Man Wah Holdings Ltd.	5,600	2,135
Midea Group Co. Ltd., Class H Shares	2,800	29,492
Nien Made Enterprise Co. Ltd.	700	7,603
Shenzhen MTC Co. Ltd., Class A Shares	1,400	2,143
Sichuan Changhong Electric Co. Ltd., Class A Shares	1,400	1,440
Whirlpool of India Ltd.	294	2,524
Total Household Durables		187,319
Leisure Products — 0.0%††
Giant Manufacturing Co. Ltd.	1,400	3,458
Specialty Retail — 0.4%
China Tourism Group Duty Free Corp. Ltd., Class A Shares	700	5,539
China Tourism Group Duty Free Corp. Ltd., Class H Shares	700	4,245 (a)
Chow Tai Fook Jewellery Group Ltd.	7,000	9,730
FSN E-Commerce Ventures Ltd.	5,250	17,240 *
HLA Group Corp. Ltd., Class A Shares	1,400	1,079
Home Product Center PCL, NVDR	16,100	3,174
Hotai Motor Co. Ltd.	1,190	17,389
Hotel Shilla Co. Ltd.	140	4,261 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Lenskart Solutions Ltd.	1,960	$10,662 *
Metro Brands Ltd.	224	2,378
MR DIY Group M Bhd	13,300	5,349 (a)
Petronas Dagangan Bhd	1,400	6,489
Pop Mart International Group Ltd.	2,800	55,236 (a)
PTT Oil & Retail Business PCL, NVDR	10,500	3,951
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A Shares	1,400	848 *
Topsports International Holdings Ltd.	7,000	1,553 (a)
Trent Ltd.	1,155	40,053
Zhongsheng Group Holdings Ltd.	3,500	2,165 *
Total Specialty Retail		191,341
Textiles, Apparel & Luxury Goods — 0.5%
ANTA Sports Products Ltd.	5,600	50,737
Bata India Ltd.	294	2,124
Bosideng International Holdings Ltd.	20,000	10,916
Eclat Textile Co. Ltd.	770	7,553
F&F Co. Ltd.	56	2,790
Feng TAY Enterprise Co. Ltd.	1,890	4,153
Kalyan Jewellers India Ltd.	1,652	6,749
Lao Feng Xiang Co. Ltd., Class B Shares	1,400	4,186
Laopu Gold Co. Ltd., Class H Shares	200	8,835
Li Ning Co. Ltd.	10,500	19,709
Misto Holdings Corp.	105	2,809
Page Industries Ltd.	28	12,237
Pou Chen Corp.	7,000	5,570
PRADA SpA	2,100	10,637
Relaxo Footwears Ltd.	329	1,410
Samsonite Group SA	6,300	10,942 (a)
Shenzhou International Group Holdings Ltd.	3,500	17,567
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A Shares	700	1,330
Titan Co. Ltd.	1,540	71,649
Vedant Fashions Ltd.	273	1,178
Xtep International Holdings Ltd.	7,000	3,356
Yue Yuen Industrial Holdings Ltd.	3,500	5,467
Total Textiles, Apparel & Luxury Goods		261,904

Total Consumer Discretionary		4,046,438
Consumer Staples — 2.3%
Beverages — 0.5%
Anhui Gujing Distillery Co. Ltd., Class A Shares	100	1,176
Anhui Gujing Distillery Co. Ltd., Class B Shares	700	4,619
Beijing Yanjing Brewery Co. Ltd., Class A Shares	700	1,045
Budweiser Brewing Co. APAC Ltd.	7,700	5,990 (a)
Carabao Group PCL, NVDR	1,400	1,991
China Resources Beer Holdings Co. Ltd.	7,000	18,995
Eastroc Beverage Group Co. Ltd., Class A Shares	260	4,728
Fraser & Neave Holdings Bhd	700	4,793
Jiangsu King’s Luck Brewery JSC Ltd., Class A Shares	700	2,445
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Beverages — continued
Jiangsu Yanghe Distillery Co. Ltd., Class A Shares	700	$3,934
Kweichow Moutai Co. Ltd., Class A Shares	430	75,097
Luzhou Laojiao Co. Ltd., Class A Shares	600	6,852
Nongfu Spring Co. Ltd., Class H Shares	7,000	35,366 (a)
Osotspa PCL, NVDR	6,300	3,300
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A Shares	400	6,445
Thai Beverage PCL	29,400	9,887
Tsingtao Brewery Co. Ltd., Class A Shares	400	3,078
Tsingtao Brewery Co. Ltd., Class H Shares	2,576	14,138
United Breweries Ltd.	273	3,856
United Spirits Ltd.	1,232	17,576
Varun Beverages Ltd.	5,550	29,758
Wuliangye Yibin Co. Ltd., Class A Shares	1,400	15,262
ZJLD Group Inc.	2,800	2,610 (a)
Total Beverages		272,941
Consumer Staples Distribution & Retail — 0.3%
99 Speed Mart Retail Holdings Bhd	6,300	5,454
Alibaba Health Information Technology Ltd.	20,000	7,855 *
Avenue Supermarts Ltd.	574	26,564 *(a)
Berli Jucker PCL, NVDR	2,800	1,239
BGF retail Co. Ltd.	35	2,616
CP ALL PCL, NVDR	21,000	29,553
CP Axtra PCL, NVDR	6,813	3,056
DFI Retail Group Holdings Ltd., Registered Shares	1,400	5,306
Dongsuh Cos. Inc.	140	2,133
East Buy Holding Ltd.	2,000	5,759 *(a)
E-MART Inc.	77	4,095
GS Retail Co. Ltd.	141	2,139
JD Health International Inc.	4,200	17,588 *(a)
Olam Group Ltd.	3,500	3,274
Ping An Healthcare and Technology Co. Ltd.	4,200	3,738 *(a)
President Chain Store Corp.	2,190	15,330
Puregold Price Club Inc.	4,200	2,779
Sumber Alfaria Trijaya Tbk PT	48,600	3,724
Sun Art Retail Group Ltd.	10,500	1,245
Yifeng Pharmacy Chain Co. Ltd., Class A Shares	316	837
Yonghui Superstores Co. Ltd., Class A Shares	2,800	1,171 *
Total Consumer Staples Distribution & Retail		145,455
Food Products — 0.9%
Anjoy Foods Group Co. Ltd., Class A Shares	100	1,181
AWL Agri Business Ltd.	1,757	3,408
Britannia Industries Ltd.	497	27,021
Charoen Pokphand Foods PCL, NVDR	15,400	9,086
Charoen Pokphand Indonesia Tbk PT	24,500	4,659
China Feihe Ltd.	14,000	4,999 (a)
China Mengniu Dairy Co. Ltd.	14,000	28,725
CJ CheilJedang Corp.	35	4,181
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — continued
First Pacific Co. Ltd.	8,000	$4,897
Foshan Haitian Flavouring & Food Co. Ltd., Class A Shares	1,400	6,839
Fujian Sunner Development Co. Ltd., Class A Shares	700	1,563
Guangdong Haid Group Co. Ltd., Class A Shares	700	4,600
Heilongjiang Agriculture Co. Ltd., Class A Shares	700	1,118
Henan Shuanghui Investment & Development Co. Ltd., Class A Shares	700	2,310
Indofood CBP Sukses Makmur Tbk PT	9,100	3,461
Indofood Sukses Makmur Tbk PT	14,700	5,488
Inner Mongolia Yili Industrial Group Co. Ltd., Class A Shares	2,100	7,412
IOI Corp. Bhd	11,900	12,316
Kuala Lumpur Kepong Bhd	2,100	10,898
Marico Ltd.	2,212	19,542
Mayora Indah Tbk PT	16,100	1,652
Monde Nissin Corp.	20,300	2,385 (a)
Muyuan Foods Group Co. Ltd., Class A Shares	1,796	9,258
Nestle India Ltd.	3,017	44,787
Nestle Malaysia Bhd	280	6,418
New Hope Liuhe Co. Ltd., Class A Shares	1,400	1,293
NongShim Co. Ltd.	14	3,032
Orion Corp.	91	7,747
Patanjali Foods Ltd.	1,428	6,201
PPB Group Bhd	2,100	4,784
QL Resources Bhd	6,600	6,070
Samyang Foods Co. Ltd.	14	10,112
SD Guthrie Bhd	15,400	22,585
Tata Consumer Products Ltd.	2,730	31,021
Thai Union Group PCL, NVDR	10,500	3,698
Tingyi Cayman Islands Holding Corp.	7,000	8,730
Uni-President China Holdings Ltd.	5,000	4,304
Uni-President Enterprises Corp.	21,000	49,111
Universal Robina Corp.	3,500	3,536
Want Want China Holdings Ltd.	21,000	9,078
Wens Foodstuff Group Co. Ltd., Class A Shares	2,100	3,811
WH Group Ltd.	31,500	33,299 (a)
Wilmar International Ltd.	7,000	19,537
Yihai International Holding Ltd.	2,300	3,734
Yihai Kerry Arawana Holdings Co. Ltd., Class A Shares	700	2,399
Total Food Products		462,286
Household Products — 0.0%††
Blue Moon Group Holdings Ltd.	3,500	1,312 (a)
Unilever Indonesia Tbk PT	26,600	2,685
Total Household Products		3,997
Personal Care Products — 0.4%
Amorepacific Corp.	126	8,596
Amorepacific Holdings Corp.	112	1,576
APR Corp.	105	26,126
By-health Co. Ltd., Class A Shares	700	932
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Personal Care Products — continued
Colgate-Palmolive India Ltd.	567	$11,967
Dabur India Ltd.	2,506	11,178
Emami Ltd.	833	3,558
Giant Biogene Holding Co. Ltd.	2,200	7,434 (a)
Godrej Consumer Products Ltd.	1,694	18,075
Hengan International Group Co. Ltd.	2,550	7,069
Hindustan Unilever Ltd.	3,738	83,646
LG H&H Co. Ltd.	42	6,222
Mao Geping Cosmetics Co. Ltd., Class H Shares	700	4,628
Total Personal Care Products		191,007
Tobacco — 0.2%
Godfrey Phillips India Ltd.	175	4,018
Gudang Garam Tbk PT	2,100	1,909
ITC Ltd.	12,572	38,111
KT&G Corp.	420	46,004
RLX Technology Inc., ADR	2,877	5,466
Smoore International Holdings Ltd.	7,630	6,830 (a)
Total Tobacco		102,338

Total Consumer Staples		1,178,024
Energy — 2.1%
Energy Equipment & Services — 0.0%††
China Oilfield Services Ltd., Class A Shares	700	1,115
China Oilfield Services Ltd., Class H Shares	8,000	6,376
CNOOC Energy Technology & Services Ltd., Class A Shares	2,100	1,030
Dialog Group Bhd	18,200	8,302
Offshore Oil Engineering Co. Ltd., Class A Shares	1,400	1,037 *
Yantai Jereh Oilfield Services Group Co. Ltd., Class A Shares	300	6,740
Total Energy Equipment & Services		24,600
Oil, Gas & Consumable Fuels — 2.1%
Alamtri Resources Indonesia Tbk PT	24,500	3,097
Banpu PCL, NVDR	32,900	5,348
Bharat Petroleum Corp. Ltd.	7,959	25,523
Bukit Asam Persero Tbk PT	14,000	1,793
China Coal Energy Co. Ltd., Class A Shares	1,400	2,512
China Coal Energy Co. Ltd., Class H Shares	11,000	13,817
China Merchants Energy Shipping Co. Ltd., Class A Shares	2,400	6,212
China Petroleum & Chemical Corp., Class A Shares	10,500	6,899
China Petroleum & Chemical Corp., Class H Shares	94,000	47,947
China Shenhua Energy Co. Ltd., Class A Shares	1,800	10,352
China Shenhua Energy Co. Ltd., Class H Shares	14,000	71,624
China Suntien Green Energy Corp. Ltd., Class H Shares	7,000	2,767
Coal India Ltd.	10,073	46,721
COSCO Shipping Energy Transportation Co. Ltd., Class A Shares	1,400	3,700
COSCO Shipping Energy Transportation Co. Ltd., Class H Shares	6,000	10,581
Formosa Petrochemical Corp.	5,080	8,787
Guanghui Energy Co. Ltd., Class A Shares	2,100	1,528
HD Hyundai Co. Ltd.	175	22,534
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Hindustan Petroleum Corp. Ltd.	4,032	$16,802
Indian Oil Corp. Ltd.	15,799	23,263
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A Shares	700	2,384
Inner Mongolia Yitai Coal Co. Ltd., Class B Shares	3,500	9,237
Jizhong Energy Resources Co. Ltd., Class A Shares	1,540	903
Mangalore Refinery & Petrochemicals Ltd.	784	1,235
Oil & Natural Gas Corp. Ltd.	16,247	40,318
Oil India Ltd.	2,331	10,268
Petrindo Jaya Kreasi Tbk PT	71,400	2,116 *
PetroChina Co. Ltd., Class A Shares	8,400	10,741
PetroChina Co. Ltd., Class H Shares	88,000	95,159
Petronet LNG Ltd.	3,206	9,510
Pingdingshan Tianan Coal Mining Co. Ltd., Class A Shares	700	737
PTT Exploration & Production PCL, NVDR	4,900	19,765
PTT PCL, NVDR	51,800	55,354
Reliance Industries Ltd.	28,231	385,892
Semirara Mining & Power Corp.	3,500	1,312
Shaanxi Coal Industry Co. Ltd., Class A Shares	2,900	8,694
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A Shares	1,400	1,578
Shanxi Coking Coal Energy Group Co. Ltd., Class A Shares	2,100	1,794
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A Shares	1,400	2,945
SK Innovation Co. Ltd.	280	17,151 *
S-Oil Corp.	168	11,538
Thai Oil PCL, NVDR	4,900	7,154
United Energy Group Ltd.	56,000	2,392 *
United Tractors Tbk PT	6,300	8,104
Yankuang Energy Group Co. Ltd., Class A Shares	1,800	4,712
Yankuang Energy Group Co. Ltd., Class H Shares	13,200	18,600
Total Oil, Gas & Consumable Fuels		1,061,400

Total Energy		1,086,000
Financials — 16.0%
Banks — 10.2%
Agricultural Bank of China Ltd., Class A Shares	25,900	23,160
Agricultural Bank of China Ltd., Class H Shares	126,000	85,799
Alliance Bank Malaysia Bhd	3,994	4,653
AMMB Holdings Bhd	11,900	18,591
AU Small Finance Bank Ltd.	2,114	23,160 (a)
Axis Bank Ltd.	9,660	137,330
Bandhan Bank Ltd.	3,171	6,840 (a)
Bangkok Bank PCL, NVDR	2,100	11,347
Bank Central Asia Tbk PT	206,800	64,191
Bank Mandiri Persero Tbk PT	177,800	38,285
Bank Negara Indonesia Persero Tbk PT	49,700	8,784
Bank of Baroda	4,340	12,489
Bank of Beijing Co. Ltd., Class A Shares	7,000	5,053
Bank of Changsha Co. Ltd., Class A Shares	1,400	1,796
Bank of Chengdu Co. Ltd., Class A Shares	1,400	3,651
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Bank of China Ltd., Class A Shares	16,100	$13,567
Bank of China Ltd., Class H Shares	287,000	182,622
Bank of Communications Co. Ltd., Class A Shares	15,400	14,588
Bank of Communications Co. Ltd., Class H Shares	28,000	24,065
Bank of East Asia Ltd.	4,200	6,711
Bank of Guiyang Co. Ltd., Class A Shares	1,400	1,058
Bank of Hangzhou Co. Ltd., Class A Shares	2,100	4,470
Bank of India	3,689	5,472
Bank of Jiangsu Co. Ltd., Class A Shares	6,300	10,005
Bank of Maharashtra	6,797	6,566
Bank of Nanjing Co. Ltd., Class A Shares	4,200	6,119
Bank of Ningbo Co. Ltd., Class A Shares	2,100	9,185
Bank of Shanghai Co. Ltd., Class A Shares	4,900	6,266
Bank of the Philippine Islands	8,050	12,592
Bank Rakyat Indonesia Persero Tbk PT	277,900	42,431
Bank Syariah Indonesia Persero Tbk PT	14,000	1,335
BDO Unibank Inc.	9,590	18,517
BNK Financial Group Inc.	1,022	11,247
BOC Hong Kong Holdings Ltd.	15,000	81,063
Canara Bank	7,714	10,229
Chang Hwa Commercial Bank Ltd.	30,006	22,606
China Bohai Bank Co. Ltd., Class H Shares	14,000	1,285 *(a)
China CITIC Bank Corp. Ltd., Class A Shares	4,200	4,288
China CITIC Bank Corp. Ltd., Class H Shares	35,000	29,680
China Construction Bank Corp., Class A Shares	6,500	9,221
China Construction Bank Corp., Class H Shares	371,000	381,784
China Everbright Bank Co. Ltd., Class A Shares	15,400	6,557
China Everbright Bank Co. Ltd., Class H Shares	14,000	5,231
China Merchants Bank Co. Ltd., Class A Shares	6,300	32,948
China Merchants Bank Co. Ltd., Class H Shares	16,000	91,650
China Minsheng Banking Corp. Ltd., Class A Shares	11,900	5,645
China Minsheng Banking Corp. Ltd., Class H Shares	28,000	11,211
China Zheshang Bank Co. Ltd., Class A Shares	7,000	2,712
China Zheshang Bank Co. Ltd., Class H Shares	14,000	3,785
Chongqing Rural Commercial Bank Co. Ltd., Class A Shares	2,800	2,520
Chongqing Rural Commercial Bank Co. Ltd., Class H Shares	7,000	5,159
CIMB Group Holdings Bhd	35,700	64,877
CNPC Capital Co. Ltd., Class A Shares	2,800	2,718
CTBC Financial Holding Co. Ltd.	77,000	171,613
DBS Group Holdings Ltd.	8,500	429,781
E.Sun Financial Holding Co. Ltd.	64,652	69,915
Far Eastern International Bank	15,029	6,133
Federal Bank Ltd.	7,630	26,604
First Financial Holding Co. Ltd.	45,050	46,314
Hana Financial Group Inc.	1,106	81,810
HDFC Bank Ltd.	47,845	403,322
Hong Leong Bank Bhd	2,800	14,695
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Hua Nan Financial Holdings Co. Ltd.	38,703	$46,167
Huaxia Bank Co. Ltd., Class A Shares	4,900	4,613
ICICI Bank Ltd.	22,281	323,698
IDBI Bank Ltd.	2,156	1,903
IDFC First Bank Ltd.	17,920	15,048
iM Financial Group Co. Ltd.	602	6,532
Indian Bank	1,127	9,723
IndusInd Bank Ltd.	1,799	17,565
Industrial & Commercial Bank of China Ltd., Class A Shares	22,400	23,331
Industrial & Commercial Bank of China Ltd., Class H Shares	336,000	275,499
Industrial Bank Co. Ltd., Class A Shares	6,300	15,369
Industrial Bank of Korea	1,036	13,307
KakaoBank Corp.	770	10,387
Kasikornbank PCL, NVDR	7,400	48,560
KB Financial Group Inc.	1,428	146,551
Kotak Mahindra Bank Ltd.	23,044	95,490
Krung Thai Bank PCL, NVDR	23,800	27,224
Malayan Banking Bhd	32,200	85,130
Mega Financial Holding Co. Ltd.	50,260	72,732
Metropolitan Bank & Trust Co.	7,840	8,304
Oversea-Chinese Banking Corp. Ltd.	13,300	254,905
Ping An Bank Co. Ltd., Class A Shares	6,300	9,327
Postal Savings Bank of China Co. Ltd., Class A Shares	9,100	6,609
Postal Savings Bank of China Co. Ltd., Class H Shares	42,000	24,476 (a)
Public Bank Bhd	61,600	72,515
Punjab National Bank	9,436	10,635
RBL Bank Ltd.	2,009	7,833 (a)
RHB Bank Bhd	9,800	19,900
SCB X PCL, NVDR	7,000	31,186
Shanghai Commercial & Savings Bank Ltd.	14,000	18,765
Shanghai Pudong Development Bank Co. Ltd., Class A Shares	9,800	12,430
Shanghai Rural Commercial Bank Co. Ltd., Class A Shares	2,800	3,090
Shinhan Financial Group Co. Ltd.	1,771	109,509
SinoPac Financial Holdings Co. Ltd.	56,000	70,140
State Bank of India	7,777	84,368
Taiwan Business Bank	29,440	16,404
Taiwan Cooperative Financial Holding Co. Ltd.	43,080	33,605
TMBThanachart Bank PCL, NVDR	154,000	11,404
TS Financial Holding Co. Ltd.	98,000	102,287
Union Bank of India Ltd.	6,321	11,514
United Overseas Bank Ltd.	5,200	159,845
Woori Financial Group Inc.	2,814	52,673
Yes Bank Ltd.	74,529	19,038 *
Total Banks		5,236,892
Capital Markets — 1.5%
360 ONE WAM Ltd.	1,108	12,578
Authum Investment & Infrastucture Ltd.	595	3,296 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Beijing Compass Technology Development Co. Ltd., Class A Shares	200	$2,701
Billionbrains Garage Ventures Ltd.	4,389	9,369 *(a)
BSE Ltd.	847	34,589 *
Caitong Securities Co. Ltd., Class A Shares	1,400	1,784
Capital Securities Corp.	7,000	8,405
Central Depository Services India Ltd.	448	6,179
Changjiang Securities Co. Ltd., Class A Shares	2,100	3,016
China Cinda Asset Management Co. Ltd., Class H Shares	49,000	5,811
China CITIC Financial Asset Management Co. Ltd., Class H Shares	84,000	5,891 *(a)
China Everbright Ltd.	4,000	2,658
China Galaxy Securities Co. Ltd., Class A Shares	2,100	3,889
China Galaxy Securities Co. Ltd., Class H Shares	14,000	13,139
China Great Wall Securities Co. Ltd., Class A Shares	1,400	1,720
China International Capital Corp. Ltd., Class A Shares	1,000	5,326
China International Capital Corp. Ltd., Class H Shares	8,400	22,494 (a)
China Merchants Securities Co. Ltd., Class A Shares	2,800	8,704
China Merchants Securities Co. Ltd., Class H Shares	1,400	3,083 (a)
CITIC Securities Co. Ltd., Class A Shares	3,700	15,660
CITIC Securities Co. Ltd., Class H Shares	7,000	24,333
CRISIL Ltd.	91	3,921
CSC Financial Co. Ltd., Class A Shares	1,400	5,996
CSC Financial Co. Ltd., Class H Shares	3,500	5,374 (a)
Dongxing Securities Co. Ltd., Class A Shares	1,400	2,803
East Money Information Co. Ltd., Class A Shares	4,900	14,712
Everbright Securities Co. Ltd., Class A Shares	1,400	2,976
First Capital Securities Co. Ltd., Class A Shares	1,400	1,355
Founder Securities Co. Ltd., Class A Shares	2,800	2,970
GF Securities Co. Ltd., Class A Shares	2,100	7,239
GF Securities Co. Ltd., Class H Shares	4,200	9,099
Guolian Minsheng Securities Co. Ltd., Class A Shares	1,400	1,823
Guosen Securities Co. Ltd., Class A Shares	2,100	3,091
Guosheng Securities Inc., Class A Shares	700	1,134 *
Guotai Haitong Securities Co. Ltd., Class A Shares	4,260	11,422
Guotai Haitong Securities Co. Ltd., Class H Shares	12,128	22,966 (a)
Guoyuan Securities Co. Ltd., Class A Shares	1,400	1,545
HDFC Asset Management Co. Ltd.	826	23,152 (a)
Hithink RoyalFlush Information Network Co. Ltd., Class A Shares	280	9,941
Hong Kong Exchanges & Clearing Ltd.	5,000	231,445
Hongta Securities Co. Ltd., Class A Shares	700	703
Huaan Securities Co. Ltd., Class A Shares	1,400	2,291
Huatai Securities Co. Ltd., Class A Shares	2,200	6,683
Huatai Securities Co. Ltd., Class H Shares	5,600	11,925 (a)
Industrial Securities Co. Ltd., Class A Shares	2,800	2,491
J-Yuan Trust Co. Ltd., Class A Shares	3,500	1,258 *
Korea Investment Holdings Co. Ltd.	175	24,963
Minmetals Capital Co. Ltd., Class A Shares	1,400	941
Mirae Asset Securities Co. Ltd.	812	22,406
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Motilal Oswal Financial Services Ltd.	623	$6,261
Multi Commodity Exchange of India Ltd.	525	15,736
Nanjing Securities Co. Ltd., Class A Shares	1,400	1,355
NH Investment & Securities Co. Ltd.	560	10,627
Nippon Life India Asset Management Ltd.	714	8,765 (a)
Northeast Securities Co. Ltd., Class A Shares	700	866
Orient Securities Co. Ltd., Class A Shares	2,800	3,894
Orient Securities Co. Ltd., Class H Shares	2,800	1,953 (a)
Pacific Securities Co. Ltd., Class A Shares	2,100	1,043 *
Samsung Securities Co. Ltd.	266	18,628
SDIC Capital Co. Ltd., Class A Shares	2,100	2,026
Sealand Securities Co. Ltd., Class A Shares	2,100	1,139
Shanxi Securities Co. Ltd., Class A Shares	1,400	1,064
Shenwan Hongyuan Group Co. Ltd., Class A Shares	7,700	4,991
Shenwan Hongyuan Group Co. Ltd., Class H Shares	5,600	1,785 (a)
Singapore Exchange Ltd.	3,500	65,159
Sinolink Securities Co. Ltd., Class A Shares	1,400	1,811
SooChow Securities Co. Ltd., Class A Shares	1,400	1,633
Southwest Securities Co. Ltd., Class A Shares	2,800	1,658
Tianfeng Securities Co. Ltd., Class A Shares	2,800	1,390 *
Western Securities Co. Ltd., Class A Shares	1,400	1,339
Xiangcai Co. Ltd., Class A Shares	700	777 *
Zheshang Securities Co. Ltd., Class A Shares	1,400	1,959
Zhongtai Securities Co. Ltd., Class A Shares	2,800	2,194
Total Capital Markets		789,303
Consumer Finance — 0.6%
Bajaj Finance Ltd.	11,466	121,705
Cholamandalam Financial Holdings Ltd.	434	7,597
Cholamandalam Investment and Finance Co. Ltd.	1,764	33,354
HDB Financial Services Ltd.	896	7,107
Krungthai Card PCL, NVDR	4,900	4,904
L&T Finance Ltd.	3,479	11,421
Lufax Holding Ltd., ADR	1,358	1,793 *
Mahindra & Mahindra Financial Services Ltd.	2,695	8,991
Muangthai Capital PCL, NVDR	2,800	2,655
Muthoot Finance Ltd.	455	14,407
Poonawalla Fincorp Ltd.	1,512	7,045 *
Qfin Holdings Inc., ADR	376	5,944
Samsung Card Co. Ltd.	105	3,250
SBI Cards & Payment Services Ltd.	1,211	7,589
Shriram Finance Ltd.	5,908	65,044
Sundaram Finance Ltd.	294	13,997
Tata Capital Ltd.	2,478	9,579 *
Total Consumer Finance		326,382
Financial Services — 0.7%
Aditya Birla Capital Ltd.	3,136	12,985 *
Bajaj Finserv Ltd.	1,617	30,410
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — continued
Bajaj Holdings & Investment Ltd.	112	$12,545
Bajaj Housing Finance Ltd.	4,158	3,844 *
Chailease Holding Co. Ltd.	5,366	19,792
Far East Horizon Ltd.	14,000	9,551
Housing & Urban Development Corp. Ltd.	2,198	4,761
Indian Railway Finance Corp. Ltd.	8,708	8,328 (a)
Indian Renewable Energy Development Agency Ltd.	3,024	4,111
Jiangsu Financial Leasing Co. Ltd., Class A Shares	2,100	1,779
Jio Financial Services Ltd.	13,293	33,204
Kakaopay Corp.	154	4,080 *
LIC Housing Finance Ltd.	1,267	7,549
Meritz Financial Group Inc.	280	19,085 *
One 97 Communications Ltd.	1,736	20,935 *
Piramal Finance Ltd.	483	11,042
Power Finance Corp. Ltd.	6,111	27,392
REC Ltd.	5,180	19,908
Yuanta Financial Holding Co. Ltd.	45,128	93,071
Total Financial Services		344,372
Insurance — 3.0%
AIA Group Ltd.	44,000	400,890
Cathay Financial Holding Co. Ltd.	39,000	120,343
China Life Insurance Co. Ltd., Class H Shares	31,500	107,088
China Pacific Insurance Group Co. Ltd., Class A Shares	2,100	8,823
China Pacific Insurance Group Co. Ltd., Class H Shares	11,200	38,390
China Reinsurance Group Corp., Class H Shares	28,000	3,963
China Taiping Insurance Holdings Co. Ltd.	5,600	12,868
DB Insurance Co. Ltd.	161	13,915
Fubon Financial Holding Co. Ltd.	34,625	140,754
General Insurance Corp. of India	1,351	5,188 (a)
Hanwha Life Insurance Co. Ltd.	1,169	3,426 *
HDFC Life Insurance Co. Ltd.	4,018	24,443 (a)
Hyundai Marine & Fire Insurance Co. Ltd.	231	5,196 *
ICICI Lombard General Insurance Co. Ltd.	952	17,517 (a)
ICICI Prudential Life Insurance Co. Ltd.	1,589	8,191 (a)
KGI Financial Holding Co. Ltd.	63,600	57,298
Max Financial Services Ltd.	1,106	18,508 *
New China Life Insurance Co. Ltd., Class A Shares	700	6,152
New China Life Insurance Co. Ltd., Class H Shares	4,200	24,647
New India Assurance Co. Ltd.	994	1,869 (a)
PB Fintech Ltd.	1,435	24,689 *
People’s Insurance Co. Group of China Ltd., Class A Shares	3,500	3,486
People’s Insurance Co. Group of China Ltd., Class H Shares	35,000	20,932
PICC Property & Casualty Co. Ltd., Class H Shares	28,000	51,129
Ping An Insurance Group Co. of China Ltd., Class A Shares	3,200	22,506
Ping An Insurance Group Co. of China Ltd., Class H Shares	28,000	182,274
Samsung Fire & Marine Insurance Co. Ltd.	126	50,260
Samsung Life Insurance Co. Ltd.	336	86,966
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
SBI Life Insurance Co. Ltd.	1,806	$33,688 (a)
Star Health & Allied Insurance Co. Ltd.	1,036	6,446 *
Sunshine Insurance Group Co. Ltd., Class H Shares	10,500	4,552
Thai Life Insurance PCL, NVDR	8,400	2,908
ZhongAn Online P&C Insurance Co. Ltd., Class H Shares	4,200	4,820 *(a)
Total Insurance		1,514,125

Total Financials		8,211,074
Health Care — 2.9%
Biotechnology — 0.8%
3SBio Inc.	7,500	16,153 (a)
ABLBio Inc.	189	12,138 *
Akeso Inc.	3,000	33,684 *(a)
Alteogen Inc.	168	39,145
Beijing Tiantan Biological Products Corp. Ltd., Class A Shares	820	1,399
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A Shares	303	1,204 *
BeOne Medicines Ltd., Class H Shares	3,500	76,052 *
Biocon Ltd.	2,996	13,239
Celltrion Inc.	603	67,427
Chongqing Zhifei Biological Products Co. Ltd., Class A Shares	800	1,378 *
GC Biopharma Corp.	21	1,629
Hualan Biological Engineering Inc., Class A Shares	700	1,257
Imeik Technology Development Co. Ltd., Class A Shares	140	1,799
Innovent Biologics Inc.	7,000	71,053 *(a)
PharmaEssentia Corp.	1,201	50,518
Remegen Co. Ltd., Class H Shares	1,000	9,475 *(a)
Samsung Episholdings Co. Ltd.	28	7,771 *
Shanghai Junshi Biosciences Co. Ltd., Class H Shares	1,400	2,972 *(a)
Shanghai RAAS Blood Products Co. Ltd., Class A Shares	2,100	1,343
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H Shares	200	11,125 *
SK Bioscience Co. Ltd.	112	2,584 *
Walvax Biotechnology Co. Ltd., Class A Shares	700	1,340
Yili Chuanning Biotechnology Co. Ltd., Class A Shares	700	819
Zai Lab Ltd.	4,200	7,744 *
Total Biotechnology		433,248
Health Care Equipment & Supplies — 0.1%
HLB Inc.	518	17,386 *
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A Shares	300	1,134
Lepu Medical Technology Beijing Co. Ltd., Class A Shares	700	1,222
Microport Scientific Corp.	4,900	3,855 *
Shandong Weigao Group Medical Polymer Co. Ltd., Class H Shares	11,200	4,528
Shanghai United Imaging Healthcare Co. Ltd., Class A Shares	216	3,221
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A Shares	400	8,004
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A Shares	300	1,856
Top Glove Corp. Bhd	18,900	3,175
Total Health Care Equipment & Supplies		44,381
Health Care Providers & Services — 0.4%
Aier Eye Hospital Group Co. Ltd., Class A Shares	2,855	3,474
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Providers & Services — continued
Apollo Hospitals Enterprise Ltd.	441	$40,448
Bangkok Dusit Medical Services PCL, NVDR	45,500	26,434
Bumrungrad Hospital PCL, NVDR	2,800	15,846
Dr Lal PathLabs Ltd.	336	5,843 (a)
Fortis Healthcare Ltd.	2,051	20,735
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A Shares	700	2,067
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H Shares	1,100	1,993
Hanmi Science Co. Ltd.	84	1,635
Huadong Medicine Co. Ltd., Class A Shares	700	2,900
IHH Healthcare Bhd	13,300	27,399
Jointown Pharmaceutical Group Co. Ltd., Class A Shares	1,806	1,248
Max Healthcare Institute Ltd.	3,157	37,662
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A Shares	1,400	1,037
Narayana Hrudayalaya Ltd.	294	6,124
Shanghai Pharmaceuticals Holding Co. Ltd., Class A Shares	700	1,588
Shanghai Pharmaceuticals Holding Co. Ltd., Class H Shares	2,800	4,070
Sinopharm Group Co. Ltd., Class H Shares	5,600	11,361
Sunway Healthcare Holdings bhd	8,400	3,729 *
Topchoice Medical Corp., Class A Shares	140	699
Total Health Care Providers & Services		216,292
Life Sciences Tools & Services — 0.5%
Divi’s Laboratories Ltd.	546	37,948
Genscript Biotech Corp.	5,000	7,798 *
Hangzhou Tigermed Consulting Co. Ltd., Class A Shares	300	2,121
Hangzhou Tigermed Consulting Co. Ltd., Class H Shares	700	3,103 (a)
Pharmaron Beijing Co. Ltd., Class A Shares	700	2,983
Pharmaron Beijing Co. Ltd., Class H Shares	1,400	3,258 (a)
Samsung Biologics Co. Ltd.	49	43,994 *(a)
Syngene International Ltd.	770	3,575 (a)
WuXi AppTec Co. Ltd., Class A Shares	1,000	18,343
WuXi AppTec Co. Ltd., Class H Shares	2,100	41,159 (a)
WuXi Biologics Cayman Inc.	15,666	69,120 *(a)
WuXi XDC Cayman Inc.	1,500	10,912 *
Total Life Sciences Tools & Services		244,314
Pharmaceuticals — 1.1%
Ajanta Pharma Ltd.	189	6,834
Alkem Laboratories Ltd.	189	11,121
Aurobindo Pharma Ltd.	1,176	19,613
Beijing Tong Ren Tang Co. Ltd., Class A Shares	700	2,383
Caliway Biopharmaceuticals Co. Ltd.	5,000	15,664 *
Celltrion Pharm Inc.	85	2,244
Changchun High-Tech Industry Group Co. Ltd., Class A Shares	100	981
China Medical System Holdings Ltd.	7,000	9,176
China Resources Pharmaceutical Group Ltd.	7,000	3,785 (a)
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A Shares	468	1,551
China Traditional Chinese Medicine Holdings Co. Ltd.	14,000	2,410
Cipla Ltd.	2,436	37,711
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
CSPC Innovation Pharmaceutical Co. Ltd., Class A Shares	700	$2,808 *
CSPC Pharmaceutical Group Ltd.	35,000	31,108
Dong-E-E-Jiao Co. Ltd., Class A Shares	200	1,336
Dr Reddy’s Laboratories Ltd.	2,625	37,634
GlaxoSmithKline Pharmaceuticals Ltd.	189	4,892
Glenmark Pharmaceuticals Ltd.	609	14,182
Haisco Pharmaceutical Group Co. Ltd., Class A Shares	400	3,909
Hanmi Pharm Co. Ltd.	28	7,184
Hansoh Pharmaceutical Group Co. Ltd.	5,000	18,885 (a)
HUTCHMED China Ltd.	2,000	4,279 *
Ipca Laboratories Ltd.	602	10,818
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A Shares	2,100	16,100
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H Shares	800	5,902
Joincare Pharmaceutical Group Industry Co. Ltd., Class A Shares	700	971
Kalbe Farma Tbk PT	75,600	3,235
Laurus Labs Ltd.	1,561	25,023 (a)
Livzon Pharmaceutical Group Inc., Class A Shares	200	851
Livzon Pharmaceutical Group Inc., Class H Shares	700	2,132
Lupin Ltd.	1,029	26,296
Luye Pharma Group Ltd.	10,500	2,410 *(a)
Mankind Pharma Ltd.	490	13,177
Shanghai Allist Pharmaceuticals Co. Ltd., Class A Shares	134	2,156
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A Shares	700	2,317
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H Shares	2,000	3,854
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A Shares	400	1,879
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A Shares	720	1,591
Sichuan Biokin Pharmaceutical Co. Ltd., Class A Shares	100	4,332 *
Sichuan Kelun Pharmaceutical Co. Ltd., Class A Shares	700	3,972
Sino Biopharmaceutical Ltd.	42,000	23,619
SK Biopharmaceuticals Co. Ltd.	168	9,391 *
Sun Pharmaceutical Industries Ltd.	4,543	89,388
Torrent Pharmaceuticals Ltd.	448	21,866
Yuhan Corp.	224	10,150
Yunnan Baiyao Group Co. Ltd., Class A Shares	700	4,885
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A Shares	200	3,220
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A Shares	700	1,485
Zydus Lifesciences Ltd.	1,050	12,341
Total Pharmaceuticals		543,051

Total Health Care		1,481,286
Industrials — 8.6%
Aerospace & Defense — 0.7%
AECC Aero-Engine Control Co. Ltd., Class A Shares	400	1,078
AECC Aviation Power Co. Ltd., Class A Shares	800	4,519
AviChina Industry & Technology Co. Ltd., Class H Shares	14,000	5,159
Avicopter PLC, Class A Shares	200	745
Bharat Dynamics Ltd.	406	5,869
Bharat Electronics Ltd.	15,050	65,473
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Aerospace & Defense — continued
Hanwha Aerospace Co. Ltd.	133	$85,416
Hanwha Systems Co. Ltd.	315	14,842
Hindustan Aeronautics Ltd.	805	37,259
Korea Aerospace Industries Ltd.	301	28,443
Kuang-Chi Technologies Co. Ltd., Class A Shares	700	3,127
LIG Defense&Aerospace Co. Ltd.	56	25,988
Mazagon Dock Shipbuilders Ltd.	336	8,862
Singapore Technologies Engineering Ltd.	6,300	50,606
Total Aerospace & Defense		337,386
Air Freight & Logistics — 0.2%
CJ Logistics Corp.	35	1,674
Hyundai Glovis Co. Ltd.	161	19,027
J&T Global Express Ltd.	23,800	25,372 *
JD Logistics Inc.	7,700	11,537 *(a)
SF Holding Co. Ltd., Class A Shares	1,700	7,829
SF Holding Co. Ltd., Class H Shares	1,400	5,381
Sinotrans Ltd., Class A Shares	1,400	1,023
Sinotrans Ltd., Class H Shares	7,000	3,410
YTO Express Group Co. Ltd., Class A Shares	1,400	3,248
ZTO Express Cayman Inc.	1,750	38,294
Total Air Freight & Logistics		116,795
Building Products — 0.1%
Astral Ltd.	539	7,605
Beijing New Building Materials PLC, Class A Shares	700	1,865
Blue Star Ltd.	548	9,427
China Lesso Group Holdings Ltd.	7,000	3,178
Supreme Industries Ltd.	259	8,640
Taiwan Glass Industry Corp.	4,000	9,392 *
Xinyi Glass Holdings Ltd.	7,466	8,121
Total Building Products		48,228
Commercial Services & Supplies — 0.1%
China Everbright Environment Group Ltd.	14,000	8,141
HD Hyundai Marine Solution Co. Ltd.	70	10,143
Indian Railway Catering & Tourism Corp. Ltd.	1,281	6,806
KEPCO Plant Service & Engineering Co. Ltd.	98	2,802
S-1 Corp.	84	3,866
Taiwan Secom Co. Ltd.	980	3,245
Zhefu Holding Group Co. Ltd., Class A Shares	2,100	1,565
Total Commercial Services & Supplies		36,568
Construction & Engineering — 0.6%
China Communications Services Corp. Ltd., Class H Shares	10,000	4,999
China Conch Venture Holdings Ltd.	7,000	9,712
China Energy Engineering Corp. Ltd., Class A Shares	11,900	4,681
China Energy Engineering Corp. Ltd., Class H Shares	14,000	1,982
China National Chemical Engineering Co. Ltd., Class A Shares	2,100	2,274
China Railway Group Ltd., Class A Shares	7,000	4,300
China Railway Group Ltd., Class H Shares	21,000	8,864
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — continued
China State Construction Engineering Corp. Ltd., Class A Shares	13,300	$8,503
China State Construction International Holdings Ltd.	6,000	5,333
Gamuda Bhd	22,400	24,007
GS Engineering & Construction Corp.	287	4,650
Hyundai Engineering & Construction Co. Ltd.	308	22,703
IJM Corp. Bhd	14,000	7,760
IRB Infrastructure Developers Ltd.	17,486	3,957
Larsen & Toubro Ltd.	2,814	123,174
Metallurgical Corp. of China Ltd., Class A Shares	5,600	2,013
Metallurgical Corp. of China Ltd., Class H Shares	14,000	2,356
Power Construction Corp. of China Ltd., Class A Shares	5,600	3,877
Rail Vikas Nigam Ltd.	2,520	6,278
Samsung E&A Co. Ltd.	651	20,001
Shanghai Construction Group Co. Ltd., Class A Shares	3,500	1,145
Shanghai Tunnel Engineering Co. Ltd., Class A Shares	1,400	1,074
Shenzhen SED Industry Co. Ltd., Class A Shares	700	2,573
Sichuan Road and Bridge Group Co. Ltd., Class A Shares	2,100	2,419
Sinoma International Engineering Co., Class A Shares	700	735
Sinopec Engineering Group Co. Ltd., Class H Shares	7,000	4,401
United Integrated Services Co. Ltd.	700	29,005
Voltas Ltd.	994	13,416
Total Construction & Engineering		326,192
Electrical Equipment — 2.0%
ABB India Ltd.	224	16,638
Bharat Heavy Electricals Ltd.	6,139	26,856
Bizlink Holding Inc.	750	45,085
CG Power & Industrial Solutions Ltd.	2,926	29,432
China XD Electric Co. Ltd., Class A Shares	2,100	4,616
CNGR Advanced Material Co. Ltd., Class A Shares	280	1,805
Contemporary Amperex Technology Co. Ltd., Class A Shares	1,400	81,057
Contemporary Amperex Technology Co. Ltd., Class H Shares	900	80,566
Dongfang Electric Corp. Ltd., Class A Shares	1,000	4,238
Dongfang Electric Corp. Ltd., Class H Shares	1,400	3,806
Doosan Enerbility Co. Ltd.	1,855	103,927 *
Ecopro BM Co. Ltd.	224	20,603
Ecopro Co. Ltd.	420	28,898
Ecopro Materials Co. Ltd.	112	3,239 *
Eve Energy Co. Ltd., Class A Shares	700	6,706
Fangda Carbon New Material Co. Ltd., Class A Shares	1,400	1,273
Far East Smarter Energy Co. Ltd., Class A Shares	700	3,451 *
Fortune Electric Co. Ltd.	641	15,614
GE Vernova T&D India Ltd.	539	28,152
GEM Co. Ltd., Class A Shares	1,400	1,363
Goldwind Science & Technology Co. Ltd., Class A Shares	1,400	4,929
Goldwind Science & Technology Co. Ltd., Class H Shares	2,800	3,756
Goneo Group Co. Ltd., Class A Shares	280	1,615
Gotion High-tech Co. Ltd., Class A Shares	700	2,837
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — continued
Havells India Ltd.	938	$11,488
HD Hyundai Electric Co. Ltd.	91	57,092
Hitachi Energy India Ltd.	56	20,659
Hyosung Heavy Industries Corp.	21	46,600
Jiangsu Zhongtian Technology Co. Ltd., Class A Shares	1,000	8,939
KEI Industries Ltd.	266	15,252
L&F Co. Ltd.	126	9,068 *
LG Energy Solution Ltd.	203	47,432 *
LS Corp.	70	16,514
LS Electric Co. Ltd.	322	49,465
Ming Yang Smart Energy Group Ltd., Class A Shares	700	1,193
NARI Technology Co. Ltd., Class A Shares	2,800	9,425
Ningbo Deye Technology Corp., Class A Shares	352	5,519
Ningbo Orient Wires & Cables Co. Ltd., Class A Shares	240	1,468
Ningbo Sanxing Medical Electric Co. Ltd., Class A Shares	400	880
Polycab India Ltd.	217	22,835
POSCO Future M Co. Ltd.	140	15,868
Qingdao TGOOD Electric Co. Ltd., Class A Shares	700	3,901
Shanghai Electric Group Co. Ltd., Class A Shares	4,200	4,331 *
Shanghai Electric Group Co. Ltd., Class H Shares	14,000	6,034
Shanghai Moons’ Electric Co. Ltd., Class A Shares	200	1,795
Shenzhen Megmeet Electrical Co. Ltd., Class A Shares	200	4,926
Shihlin Electric & Engineering Corp.	1,000	7,518
Sichuan Huafeng Technology Co. Ltd., Class A Shares	200	5,525 *
Siemens Energy India Ltd.	385	14,981
SK IE Technology Co. Ltd.	119	1,245 *(a)
Sungrow Power Supply Co. Ltd., Class A Shares	700	16,399
Sunwoda Electronic Co. Ltd., Class A Shares	700	1,958
Suzlon Energy Ltd.	46,200	28,747 *
Tatung Co. Ltd.	3,700	3,171
TBEA Co. Ltd., Class A Shares	2,120	7,027
Teco Electric and Machinery Co. Ltd.	7,000	15,403
Voltronic Power Technology Corp.	290	9,877
Walsin Lihwa Corp.	13,059	15,249
Wolong Electric Group Co. Ltd., Class A Shares	720	3,511
Xuji Electric Co. Ltd., Class A Shares	400	1,279
Zhejiang Chint Electrics Co. Ltd., Class A Shares	700	2,585
Zhejiang Huayou Cobalt Co. Ltd., Class A Shares	700	4,977
Total Electrical Equipment		1,020,598
Ground Transportation — 0.2%
BTS Group Holdings PCL, NVDR	38,500	2,434 *
ComfortDelGro Corp. Ltd.	9,100	9,428
Container Corp. of India Ltd.	1,452	7,290
Daqin Railway Co. Ltd., Class A Shares	7,000	4,754
Full Truck Alliance Co. Ltd., ADR	2,966	24,084
MTR Corp. Ltd.	6,500	25,280
Total Ground Transportation		73,270
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Industrial Conglomerates — 2.0%
3M India Ltd.	14	$4,866
Apar Industries Ltd.	70	11,606
Astra International Tbk PT	70,000	17,696
Ayala Corp.	1,190	8,105
China Baoan Group Co. Ltd., Class A Shares	700	642
CITIC Ltd.	21,000	28,412
CJ Corp.	56	5,592
CK Hutchison Holdings Ltd.	11,000	92,929
CTF Services Ltd.	5,400	5,309
DMCI Holdings Inc.	16,100	1,968
Doosan Co. Ltd.	28	26,874
Far Eastern New Century Corp.	14,000	12,525
Fosun International Ltd.	10,500	5,329 *
Godrej Industries Ltd.	168	2,085 *
GS Holdings Corp.	182	7,788
GT Capital Holdings Inc.	420	3,319
Hanwha Corp.	98	6,306
Jardine Cycle & Carriage Ltd.	200	4,163
Jardine Matheson Holdings Ltd.	750	46,125
JG Summit Holdings Inc.	13,300	5,743
Keppel Ltd.	5,600	47,365
LG Corp.	357	22,421
Lotte Corp.	119	1,763
LT Group Inc.	8,400	2,042
Samsung C&T Corp.	336	101,605
Shanghai Industrial Holdings Ltd.	2,000	3,132
Siemens Ltd.	371	14,109 *
Sime Darby Bhd	17,500	9,185
SK Inc.	154	82,899
SK Square Co. Ltd.	378	414,036
Sunway Bhd	11,200	14,118
Swire Pacific Ltd., Class A Shares	1,500	15,627
Swire Pacific Ltd., Class B Shares	2,500	3,972
Total Industrial Conglomerates		1,029,656
Machinery — 1.5%
AIA Engineering Ltd.	133	7,140
Airtac International Group	560	23,468
Ashok Leyland Ltd.	12,040	20,058
China CSSC Holdings Ltd., Class A Shares	2,800	13,938
China International Marine Containers Group Co. Ltd., Class A Shares	700	836
China International Marine Containers Group Co. Ltd., Class H Shares	3,500	3,316 *
Cochin Shipyard Ltd.	371	5,910 (a)
CRRC Corp. Ltd., Class A Shares	8,400	6,435
CRRC Corp. Ltd., Class H Shares	21,000	12,024
Cummins India Ltd.	581	34,737
Doosan Bobcat Inc.	203	8,084
Escorts Kubota Ltd.	140	4,342
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
FAW Jiefang Group Co. Ltd., Class A Shares	700	$614
Guangdong Dtech Technology Co. Ltd., Class A Shares	100	8,116
Guangxi Liugong Machinery Co. Ltd., Class A Shares	700	779
Haitian International Holdings Ltd.	3,000	7,173
Han’s Laser Technology Industry Group Co. Ltd., Class A Shares	300	6,634
Hanwha Ocean Co. Ltd.	609	39,426 *
HD Hyundai Heavy Industries Co. Ltd.	133	50,820
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	189	42,697
Hiwin Technologies Corp.	1,400	14,283
Hyundai Rotem Co. Ltd.	308	34,392
Jiangsu Hengli Hydraulic Co. Ltd., Class A Shares	596	9,444
Keda Industrial Group Co. Ltd., Class A Shares	700	1,423
Rainbow Robotics	35	11,725 *
RoboTechnik Intelligent Technology Co. Ltd., Class A Shares	100	9,119
Samsung Heavy Industries Co. Ltd.	2,835	42,636 *
Sany Heavy Equipment International Holdings Co. Ltd.	5,000	4,234
Sany Heavy Industry Co. Ltd., Class A Shares	2,800	7,128
Sany Heavy Industry Co. Ltd., Class H Shares	2,800	6,620
Seatrium Ltd.	9,100	13,860
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A Shares	435	2,986
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B Shares	1,400	2,072
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B Shares	4,900	1,264
Shenzhen Envicool Technology Co. Ltd., Class A Shares	390	4,571
Shenzhen Inovance Technology Co. Ltd., Class A Shares	900	8,794
Siasun Robot & Automation Co. Ltd., Class A Shares	700	1,993 *
Sinotruk Hong Kong Ltd.	3,500	17,201
Tata Motors Ltd.	8,758	39,132
Techtronic Industries Co. Ltd.	5,750	94,953
Thermax Ltd.	126	6,868
Tian Di Science & Technology Co. Ltd., Class A Shares	1,400	918
UBTech Robotics Corp. Ltd., Class H Shares	1,400	18,352 *
Weichai Power Co. Ltd., Class A Shares	2,100	8,430
Weichai Power Co. Ltd., Class H Shares	8,000	34,787
XCMG Construction Machinery Co. Ltd., Class A Shares	4,200	5,006
Yangzijiang Shipbuilding Holdings Ltd.	10,500	27,763
Yutong Bus Co. Ltd., Class A Shares	700	2,765
ZCZL Industrial Technology Group Co. Ltd.	700	1,434
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A Shares	700	4,520
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class H Shares	2,100	7,080
Zhuzhou CRRC Times Electric Co. Ltd., Class H Shares	2,100	10,727
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A Shares	2,800	2,875
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H Shares	7,000	6,159
Total Machinery		762,061
Marine Transportation — 0.3%
COSCO Shipping Holdings Co. Ltd., Class A Shares	4,200	8,204
COSCO Shipping Holdings Co. Ltd., Class H Shares	9,500	15,761
Evergreen Marine Corp. Taiwan Ltd.	4,480	25,946
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Marine Transportation — continued
HMM Co. Ltd.	1,218	$14,630
MISC Bhd	8,400	16,069
Orient Overseas International Ltd.	500	7,779
Pan Ocean Co. Ltd.	1,113	3,402
SITC International Holdings Co. Ltd.	6,000	24,009
U-Ming Marine Transport Corp.	1,750	3,313
Wan Hai Lines Ltd.	4,900	12,182
Yang Ming Marine Transport Corp.	7,700	12,569
Yangzijiang Maritime Development Ltd.	7,700	3,512
Total Marine Transportation		147,376
Passenger Airlines — 0.3%
Air China Ltd., Class A Shares	4,200	3,743 *
Air China Ltd., Class H Shares	8,000	4,326 *
Cathay Pacific Airways Ltd.	6,000	9,931
China Airlines Ltd.	14,000	10,416
China Eastern Airlines Corp. Ltd., Class A Shares	6,300	3,536 *
China Southern Airlines Co. Ltd., Class A Shares	4,200	3,205 *
China Southern Airlines Co. Ltd., Class H Shares	6,000	2,594 *
Eva Airways Corp.	14,000	19,732
Hainan Airlines Holding Co. Ltd., Class A Shares	14,000	2,784 *
InterGlobe Aviation Ltd.	805	45,654 (a)
Juneyao Airlines Co. Ltd., Class A Shares	700	1,061
Korean Air Lines Co. Ltd.	756	13,443
Singapore Airlines Ltd.	6,300	37,407
Spring Airlines Co. Ltd., Class A Shares	300	2,015
Total Passenger Airlines		159,847
Professional Services — 0.0%††
Kanzhun Ltd., ADR	1,400	18,018
L&T Technology Services Ltd.	119	3,947 (a)
Total Professional Services		21,965
Trading Companies & Distributors — 0.1%
Adani Enterprises Ltd.	1,267	40,637
BOC Aviation Ltd.	700	7,253 (a)
COSCO Shipping Development Co. Ltd., Class A Shares	3,500	1,139
COSCO Shipping Development Co. Ltd., Class H Shares	14,000	1,553
Posco International Corp.	203	6,440
Shanxi Coal International Energy Group Co. Ltd., Class A Shares	700	1,127
Xiamen C & D Inc., Class A Shares	700	818
Total Trading Companies & Distributors		58,967
Transportation Infrastructure — 0.5%
Adani Ports & Special Economic Zone Ltd.	3,094	59,168
Airports of Thailand PCL, NVDR	16,100	31,138
Anhui Expressway Co. Ltd., Class H Shares	2,000	3,731
Bangkok Expressway & Metro PCL, NVDR	25,900	4,834
Beijing Capital International Airport Co. Ltd., Class H Shares	8,000	1,479 *
Beijing-Shanghai High Speed Railway Co. Ltd., Class A Shares	14,000	9,343
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A Shares	2,100	2,834
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Transportation Infrastructure — continued
China Merchants Port Holdings Co. Ltd.	5,110	$8,041
COSCO Shipping Ports Ltd.	4,161	2,377
GMR Airports Ltd.	12,159	14,398 *
Hutchison Port Holdings Trust, Class U Shares	23,100	3,950
International Container Terminal Services Inc.	4,550	65,985
Jasa Marga Persero Tbk PT	6,300	955
Jiangsu Expressway Co. Ltd., Class A Shares	700	1,193
Jiangsu Expressway Co. Ltd., Class H Shares	4,000	4,677
JSW Infrastructure Ltd.	1,470	5,003
Liaoning Port Co. Ltd., Class A Shares	6,300	1,281
Ningbo Zhoushan Port Co. Ltd., Class A Shares	2,100	974
SATS Ltd.	3,500	12,258
Shandong Hi-speed Co. Ltd., Class A Shares	700	1,148
Shanghai International Airport Co. Ltd., Class A Shares	1,000	3,403
Shanghai International Port Group Co. Ltd., Class A Shares	3,500	2,434
Shenzhen Expressway Corp. Ltd., Class H Shares	2,000	1,630
Shenzhen International Holdings Ltd.	7,000	4,749
SIA Engineering Co. Ltd.	700	1,872
Taiwan High Speed Rail Corp.	7,000	5,823
TangShan Port Group Co. Ltd., Class A Shares	2,100	1,284
Zhejiang Expressway Co. Ltd., Class H Shares	7,000	5,293
Total Transportation Infrastructure		261,255

Total Industrials		4,400,164
Information Technology — 46.8%
Communications Equipment — 0.7%
Accton Technology Corp.	2,036	159,459
EverProX Technologies Co. Ltd., Class A Shares	100	4,096
Fiberhome Telecommunication Technologies Co. Ltd., Class A Shares	400	4,337
Glarun Technology Co. Ltd., Class A Shares	700	2,188
Guangzhou Haige Communications Group Inc. Co., Class A Shares	700	1,317
Hengtong Optic-electric Co. Ltd., Class A Shares	700	11,276
Shenzhen Sunway Communication Co. Ltd., Class A Shares	400	7,027
Suzhou TFC Optical Communication Co. Ltd., Class A Shares	414	18,460
VTech Holdings Ltd.	700	4,593
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class A Shares	100	8,042
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H Shares	1,500	48,852 (a)
Yealink Network Technology Corp. Ltd., Class A Shares	420	2,093
Zhongji Innolight Co. Ltd., Class A Shares	380	71,096
ZTE Corp., Class A Shares	1,400	7,464 *
ZTE Corp., Class H Shares	2,800	8,155
Total Communications Equipment		358,455
Electronic Equipment, Instruments & Components — 6.3%
AAC Technologies Holdings Inc.	3,000	16,335
Accelink Technologies Co. Ltd., Class A Shares	300	11,356 *
AUO Corp.	28,000	28,741
Avary Holding Shenzhen Co. Ltd., Class A Shares	700	10,867
BOE Technology Group Co. Ltd., Class A Shares	14,000	17,902
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — continued
BOE Technology Group Co. Ltd., Class B Shares	4,200	$3,192
BYD Electronic International Co. Ltd.	3,500	9,337
Chaozhou Three-Circle Group Co. Ltd., Class A Shares	700	17,211
China Railway Signal & Communication Corp. Ltd., Class A Shares	2,333	1,636
China Railway Signal & Communication Corp. Ltd., Class H Shares	7,000	2,856 (a)
Chroma ATE Inc.	1,500	101,706
Delta Electronics Inc.	8,030	491,532
Delta Electronics Thailand PCL, NVDR	11,900	116,419
E Ink Holdings Inc.	3,500	23,567
Elite Material Co. Ltd.	1,218	206,081
Eoptolink Technology Inc. Ltd., Class A Shares	532	47,573
Everdisplay Optronics Shanghai Co. Ltd., Class A Shares	3,500	1,341 *
FIT Hon Teng Ltd.	7,000	6,347 *(a)
Founder Technology Group Corp., Class A Shares	1,400	2,854 *
Foxconn Industrial Internet Co. Ltd., Class A Shares	3,500	37,202
Foxconn Technology Co. Ltd.	4,080	7,083
Genius Electronic Optical Co. Ltd.	350	7,240
GoerTek Inc., Class A Shares	1,400	4,647
Gold Circuit Electronics Ltd.	1,400	52,736
Hanwha Vision Co. Ltd.	147	5,143 *
Hengdian Group DMEGC Magnetics Co. Ltd., Class A Shares	700	3,143
Hgtech Co. Ltd., Class A Shares	300	8,159
Hon Hai Precision Industry Co. Ltd.	51,500	405,773
Honeywell Automation India Ltd.	9	3,778
Innolux Corp.	30,400	65,559
IRICO Display Devices Co. Ltd., Class A Shares	1,400	3,483
IsuPetasys Co. Ltd.	231	17,206
Kaynes Technology India Ltd.	126	4,156 *
Kingboard Holdings Ltd.	3,500	52,620
Kingboard Laminates Holdings Ltd.	3,500	44,252
Largan Precision Co. Ltd.	394	53,059
Lens Technology Co. Ltd., Class A Shares	1,400	11,067
Lens Technology Co. Ltd., Class H Shares	1,400	4,992
Leyard Optoelectronic Co. Ltd., Class A Shares	700	577
LG Display Co. Ltd.	1,260	9,377 *
LG Innotek Co. Ltd.	56	35,459
Lingyi iTech Guangdong Co., Class A Shares	2,800	7,153
Lotes Co. Ltd.	350	23,182
Luxshare Precision Industry Co. Ltd., Class A Shares	2,200	22,817
Maxscend Microelectronics Co. Ltd., Class A Shares	260	4,197 *
Nan Ya Printed Circuit Board Corp.	910	33,850
OFILM Group Co. Ltd., Class A Shares	1,400	1,951 *
Samsung Electro-Mechanics Co. Ltd.	231	325,633
Samsung SDI Co. Ltd.	245	77,012 *
Shannon Semiconductor Technology Co. Ltd., Class A Shares	200	8,839
Shengyi Electronics Co. Ltd., Class A Shares	204	3,979
Shengyi Technology Co. Ltd., Class A Shares	700	17,882
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — continued
Shennan Circuits Co. Ltd., Class A Shares	200	$13,491
Shenzhen Kaifa Technology Co. Ltd., Class A Shares	700	6,628
Shenzhen Kinwong Electronic Co. Ltd., Class A Shares	300	3,200
Sunny Optical Technology Group Co. Ltd.	2,800	21,780
SUPCON Technology Co. Ltd., Class A Shares	214	3,704
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A Shares	700	27,054 *
Synnex Technology International Corp.	5,300	15,156
TCL Technology Group Corp., Class A Shares	6,300	5,402
Tianma Microelectronics Co. Ltd., Class A Shares	700	1,022 *
Tripod Technology Corp.	2,000	32,521
Unimicron Technology Corp.	5,510	185,071
Unisplendour Corp. Ltd., Class A Shares	1,400	5,952
Universal Scientific Industrial Shanghai Co. Ltd., Class A Shares	700	3,341
Venture Corp. Ltd.	1,166	15,424
Victory Giant Technology Huizhou Co. Ltd., Class A Shares	300	15,311
Walsin Technology Corp.	1,190	21,106
WPG Holdings Ltd.	7,000	23,512
WT Microelectronics Co. Ltd.	4,000	26,870
Wuhan Guide Infrared Co. Ltd., Class A Shares	1,400	2,735 *
WUS Printed Circuit Kunshan Co. Ltd., Class A Shares	700	15,757
Yageo Corp.	6,608	236,470
Zhejiang Crystal-Optech Co. Ltd., Class A Shares	700	3,659
Zhejiang Dahua Technology Co. Ltd., Class A Shares	1,400	3,401
Zhen Ding Technology Holding Ltd.	3,190	63,086
Total Electronic Equipment, Instruments & Components		3,231,712
IT Services — 1.0%
Beijing Sinnet Technology Co. Ltd., Class A Shares	700	1,283
Beijing Ultrapower Software Co. Ltd., Class A Shares	700	805
Coforge Ltd.	1,442	22,328
DHC Software Co. Ltd., Class A Shares	1,400	1,473
GDS Holdings Ltd., Class A Shares	3,500	12,604 *
HCL Technologies Ltd.	4,249	48,110
Hexaware Technologies Ltd.	658	3,579
Hyundai Autoever Corp.	28	9,578
Infosys Ltd.	14,280	150,918
LG CNS Co. Ltd.	203	10,325
LTM Ltd.	392	14,652 (a)
Mphasis Ltd.	560	12,788
Persistent Systems Ltd.	434	19,836
Posco DX Co. Ltd.	238	3,326
Range Intelligent Computing Technology Group Co. Ltd., Class A Shares	700	8,566
Samsung SDS Co. Ltd.	168	20,690
Tata Consultancy Services Ltd.	4,312	92,541
Tata Technologies Ltd.	637	4,604
Tech Mahindra Ltd.	2,618	38,850
Wangsu Science & Technology Co. Ltd., Class A Shares	700	1,342
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

IT Services — continued
Wipro Ltd.	11,865	$21,357
Total IT Services		499,555
Semiconductors & Semiconductor Equipment — 28.4%
Advanced Micro-Fabrication Equipment Inc. China, Class A Shares	274	18,911
Alchip Technologies Ltd.	333	43,694
ASE Technology Holding Co. Ltd.	14,000	298,840
ASMedia Technology Inc.	160	7,383
ASMPT Ltd.	1,400	42,632
ASPEED Technology Inc.	116	60,064
Biwin Storage Technology Co. Ltd., Class A Shares	203	14,795
Cambricon Technologies Corp. Ltd., Class A Shares	191	44,848
China Resources Microelectronics Ltd., Class A Shares	395	5,676
Daqo New Energy Corp., ADR	182	2,437 *
eMemory Technology Inc.	287	26,352
Flat Glass Group Co. Ltd., Class A Shares	700	1,084
Flat Glass Group Co. Ltd., Class H Shares	2,000	1,632
GalaxyCore Inc., Class A Shares	1,400	4,339
GCL Technology Holdings Ltd.	119,000	10,470 *
GigaDevice Semiconductor Inc., Class A Shares	200	24,013
Global Unichip Corp.	350	53,231
Globalwafers Co. Ltd.	1,090	34,387
Goke Microelectronics Co. Ltd., Class A Shares	100	4,346 *
Hangzhou Chang Chuan Technology Co. Ltd., Class A Shares	200	10,059
Hangzhou First Applied Material Co. Ltd., Class A Shares	734	1,816
Hangzhou Silan Microelectronics Co. Ltd., Class A Shares	700	5,637
Hanmi Semiconductor Co. Ltd.	175	28,973
Henan Shijia Photons Technology Co. Ltd., Class A Shares	200	5,440
Hua Hong Grace Semiconductor Ltd., Class A Shares	203	10,057 *
Hua Hong Grace Semiconductor Ltd., Class H Shares	3,000	82,325 *(a)
Hwatsing Technology Co. Ltd., Class A Shares	203	9,635
Hygon Information Technology Co. Ltd., Class A Shares	686	37,423
Ingenic Semiconductor Co. Ltd., Class A Shares	200	7,333
InnoScience Suzhou Technology Holding Co. Ltd., Class H Shares	1,400	11,551 *
JA Solar Technology Co. Ltd., Class A Shares	1,236	1,475 *
JCET Group Co. Ltd., Class A Shares	700	10,678
Jentech Precision Industrial Co. Ltd.	350	37,685
Jinko Solar Co. Ltd., Class A Shares	4,200	2,939 *
King Yuan Electronics Co. Ltd.	5,000	52,972
LONGi Green Energy Technology Co. Ltd., Class A Shares	2,800	5,412 *
MediaTek Inc.	6,200	826,174
Montage Technology Co. Ltd., Class A Shares	436	19,905
MPI Corp.	350	66,909
Nanya Technology Corp.	4,770	67,755 *
National Silicon Industry Group Co. Ltd., Class A Shares	1,400	8,227 *
NAURA Technology Group Co. Ltd., Class A Shares	300	39,094
Nexchip Semiconductor Corp., Class A Shares	595	5,174
Novatek Microelectronics Corp.	2,380	39,970
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
OmniVision Integrated Circuits Group Inc.	500	$6,987
Parade Technologies Ltd.	280	5,529
Phison Electronics Corp.	700	52,407
Powerchip Semiconductor Manufacturing Corp.	14,000	35,026 *
Powertech Technology Inc.	2,800	29,664
Premier Energies Ltd.	462	5,130 (a)
Realtek Semiconductor Corp.	2,044	51,715
Rockchip Electronics Co. Ltd., Class A Shares	100	2,775
Sanan Optoelectronics Co. Ltd., Class A Shares	2,100	6,565 *
SG Micro Corp., Class A Shares	253	5,348
Shanghai Aiko Solar Energy Co. Ltd., Class A Shares	700	1,428 *
Shanghai Fudan Microelectronics Group Co. Ltd., Class H Shares	1,000	3,961
Shenzhen Techwinsemi Technology Co. Ltd., Class A Shares	100	13,891
Silergy Corp.	1,400	26,280
Sino-American Silicon Products Inc.	2,240	12,657
SK hynix Inc.	2,331	3,987,059
Skyverse Technology Co. Ltd., Class A Shares	203	12,859 *
Suzhou Centec Communications Co. Ltd., Class A Shares	203	11,663 *
Suzhou Maxwell Technologies Co. Ltd., Class A Shares	100	4,161
Taiwan Semiconductor Manufacturing Co. Ltd.	102,053	7,720,488
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A Shares	1,400	2,479 *
Tianshui Huatian Technology Co. Ltd., Class A Shares	1,400	4,601
TongFu Microelectronics Co. Ltd., Class A Shares	700	7,824
Tongwei Co. Ltd., Class A Shares	1,400	2,498 *
Trina Solar Co. Ltd., Class A Shares	780	1,622 *
Unigroup Guoxin Microelectronics Co. Ltd., Class A Shares	319	4,171
United Microelectronics Corp.	48,880	252,406
United Nova Technology Co. Ltd., Class A Shares	2,800	4,377 *
Vanguard International Semiconductor Corp.	4,999	33,895
Verisilicon Microelectronics Shanghai Co. Ltd., Class A Shares	200	10,935 *
WAAREE Energies Ltd.	336	10,461
Win Semiconductors Corp.	1,400	18,721
Winbond Electronics Corp.	12,734	82,944
Xinyi Solar Holdings Ltd.	19,250	5,057
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A Shares	700	6,229
Total Semiconductors & Semiconductor Equipment		14,537,565
Software — 0.2%
360 Security Technology Inc., Class A Shares	2,800	3,585
Beijing Kingsoft Office Software Inc., Class A Shares	128	4,017
Beijing Shiji Information Technology Co. Ltd., Class A Shares	700	746
China National Software & Service Co. Ltd., Class A Shares	260	1,077 *
Empyrean Technology Co. Ltd., Class A Shares	200	3,519
Horizon Robotics	37,800	19,666 *
Hundsun Technologies Inc., Class A Shares	700	2,185
Iflytek Co. Ltd., Class A Shares	700	4,212
Jiangsu Hoperun Software Co. Ltd., Class A Shares	300	1,702
Kingdee International Software Group Co. Ltd.	12,000	9,059 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — continued
KPIT Technologies Ltd.	644	$4,569
NavInfo Co. Ltd., Class A Shares	700	667 *
Newland Digital Technology Co. Ltd., Class A Shares	700	1,681
Oracle Financial Services Software Ltd.	98	11,156
Pony AI Inc., ADR	1,400	9,730 *
SenseTime Group Inc., Class B Shares	133,000	22,726 *(a)
Shanghai Baosight Software Co. Ltd., Class A Shares	892	2,185
Shanghai Baosight Software Co. Ltd., Class B Shares	3,580	2,882
Shanghai Stonehill Technology Co. Ltd., Class A Shares	2,100	2,023
Tata Elxsi Ltd.	147	5,947
Thunder Software Technology Co. Ltd., Class A Shares	200	1,821
Yonyou Network Technology Co. Ltd., Class A Shares	1,400	1,893 *
Total Software		117,048
Technology Hardware, Storage & Peripherals — 10.2%
Acer Inc.	14,000	14,547
Advantech Co. Ltd.	1,960	30,271
Anker Innovations Technology Co. Ltd., Class A Shares	200	3,079
Asia Vital Components Co. Ltd.	1,344	106,528
Asustek Computer Inc.	2,800	61,526
Catcher Technology Co. Ltd.	1,890	12,400
Chicony Electronics Co. Ltd.	2,630	8,586
China Greatwall Technology Group Co. Ltd., Class A Shares	1,400	3,929 *
Compal Electronics Inc.	14,000	15,513
Gigabyte Technology Co. Ltd.	2,240	24,188
GRG Banking Equipment Co. Ltd., Class A Shares	700	967
HTC Corp.	2,800	3,986
Huaqin Co. Ltd., Class A Shares	420	4,595
IEIT Systems Co. Ltd., Class A Shares	700	7,219
Inventec Corp.	10,000	20,906
King Slide Works Co. Ltd.	234	54,062
Legend Holdings Corp., Class H Shares	2,800	5,031 (a)
Lenovo Group Ltd.	31,500	92,467
Lite-On Technology Corp.	7,900	55,053
Micro-Star International Co. Ltd.	2,800	12,833
Pantum Technology Co. Ltd., Class A Shares	700	1,687 *
Pegatron Corp.	8,365	22,005
Quanta Computer Inc.	11,030	127,416
Samsung Electronics Co. Ltd.	19,376	4,177,102
Sharetronic Data Technology Co. Ltd., Class A Shares	140	7,010
Shenzhen Longsys Electronics Co. Ltd., Class A Shares	200	20,737
Shenzhen Transsion Holdings Co. Ltd., Class A Shares	374	3,248
Transcend Information Inc.	840	7,027
Tsinghua Tongfang Co. Ltd., Class A Shares	1,400	1,413
Wistron Corp.	12,649	62,934
Wiwynn Corp.	420	61,108
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — continued
Xiaomi Corp., Class B Shares	72,800	$200,890 *(a)
Total Technology Hardware, Storage & Peripherals		5,230,263

Total Information Technology		23,974,598
Materials — 3.5%
Chemicals — 1.2%
Aarti Industries Ltd.	931	4,508
Asia - Potash International Investment Guangzhou Co. Ltd., Class A Shares	300	1,807
Asian Paints Ltd.	1,897	52,820
Avia Avian Tbk PT	45,000	785
Barito Pacific Tbk PT	86,800	6,238 *
Bayer CropScience Ltd.	56	2,453
Berger Paints India Ltd.	1,064	5,734
Canmax Technologies Co. Ltd., Class A Shares	300	4,133 *
Castrol India Ltd.	2,009	3,914
Coromandel International Ltd.	511	10,824
Deepak Nitrite Ltd.	273	4,460
Eternal Materials Co. Ltd.	3,500	8,130
Formosa Chemicals & Fibre Corp.	14,000	23,995
Formosa Plastics Corp.	17,640	30,178
Ganfeng Lithium Group Co. Ltd., Class A Shares	700	6,744
Ganfeng Lithium Group Co. Ltd., Class H Shares	2,100	13,470 (a)
Guangzhou Tinci Materials Technology Co. Ltd., Class A Shares	700	5,304
Gujarat Fluorochemicals Ltd.	154	6,449
Hanwha Solutions Corp.	441	9,664 *
Hengli Petrochemical Co. Ltd., Class A Shares	2,100	5,479
Hengyi Petrochemical Co. Ltd., Class A Shares	1,400	2,799
Hoshine Silicon Industry Co. Ltd., Class A Shares	200	1,422
Huafon Chemical Co. Ltd., Class A Shares	1,400	1,957
Hubei Feilihua Quartz Glass Co. Ltd., Class A Shares	200	3,940 *
Hubei Xingfa Chemicals Group Co. Ltd., Class A Shares	700	4,844
Indorama Ventures PCL, NVDR	7,700	5,099
Inner Mongolia Berun Chemical Co. Ltd., Class A Shares	1,400	1,188
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A Shares	2,800	1,840
Jiangsu Eastern Shenghong Co. Ltd., Class A Shares	2,100	3,542 *
Kansai Nerolac Paints Ltd.	931	2,007
KCC Corp.	21	6,594
Kingfa Sci & Tech Co. Ltd., Class A Shares	700	1,593
Kumho Petrochemical Co. Ltd.	63	4,607
LB Group Co. Ltd., Class A Shares	700	1,699
LG Chem Ltd.	196	35,422
Linde India Ltd.	77	5,947
Lotte Chemical Corp.	84	3,470
Luxi Chemical Group Co. Ltd., Class A Shares	700	1,237
Meihua Holdings Group Co. Ltd., Class A Shares	700	758 *
Nan Ya Plastics Corp.	20,620	107,772
Ningbo Shanshan Co. Ltd., Class A Shares	700	1,397 *
Ningxia Baofeng Energy Group Co. Ltd., Class A Shares	2,800	8,386
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
Petronas Chemicals Group Bhd	11,900	$11,820
PI Industries Ltd.	336	9,070
Pidilite Industries Ltd.	1,337	22,496
PTT Global Chemical PCL, NVDR	9,100	9,177
Qinghai Salt Lake Industry Co. Ltd., Class A Shares	2,100	9,340 *
Rongsheng Petrochemical Co. Ltd., Class A Shares	3,550	5,622
Satellite Chemical Co. Ltd., Class A Shares	1,400	4,845
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A Shares	700	2,467
Shanghai Putailai New Energy Technology Co. Ltd., Class A Shares	700	2,983
Sinoma Science & Technology Co. Ltd., Class A Shares	700	9,281
Sinopec Shanghai Petrochemical Co. Ltd., Class A Shares	2,100	906
Sinopec Shanghai Petrochemical Co. Ltd., Class H Shares	14,000	1,946 *
SKC Co. Ltd.	112	7,706 *
Skshu Paint Co. Ltd., Class A Shares	235	835
Solar Industries India Ltd.	105	20,738
SRF Ltd.	609	17,622
Taiwan Fertilizer Co. Ltd.	2,683	3,996
Tianqi Lithium Corp., Class A Shares	700	6,324 *
Tianqi Lithium Corp., Class H Shares	1,000	5,124 *
Tongkun Group Co. Ltd., Class A Shares	700	2,233
UPL Ltd.	2,422	14,615
Wanhua Chemical Group Co. Ltd., Class A Shares	1,100	11,086
Yunnan Energy New Material Group Co. Ltd., Class A Shares	400	3,943 *
Yunnan Yuntianhua Co. Ltd., Class A Shares	700	3,135
Zangge Mining Co. Ltd., Class A Shares	700	7,148
Zhejiang Juhua Co. Ltd., Class A Shares	800	6,248
Zhejiang Longsheng Group Co. Ltd., Class A Shares	1,400	2,498
Zhejiang NHU Co. Ltd., Class A Shares	700	2,931
Total Chemicals		620,744
Construction Materials — 0.5%
ACC Ltd.	336	4,711
Ambuja Cements Ltd.	3,535	15,754
Anhui Conch Cement Co. Ltd., Class A Shares	1,400	3,496
Anhui Conch Cement Co. Ltd., Class H Shares	5,250	11,227
Asia Cement Corp.	10,080	11,075
China Jushi Co. Ltd., Class A Shares	1,400	15,031
China National Building Material Co. Ltd., Class H Shares	14,770	10,057
China Resources Building Materials Technology Holdings Ltd.	14,000	1,839
CSG Holding Co. Ltd., Class B Shares	5,600	1,214
Dalmia Bharat Ltd.	329	5,911
Grasim Industries Ltd.	1,512	49,517
Huaxin Building Materials Group Co. Ltd., Class H Shares	700	1,030
Indocement Tunggal Prakarsa Tbk PT	4,200	977
JK Cement Ltd.	154	8,858
Semen Indonesia Persero Tbk PT	15,400	1,219
Shree Cement Ltd.	42	11,203
Siam Cement PCL, NVDR	2,800	20,565
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction Materials — continued
TCC Group Holdings Co. Ltd.	28,000	$21,138
UltraTech Cement Ltd.	518	61,580
Total Construction Materials		256,402
Containers & Packaging — 0.0%††
SCG Packaging PCL, NVDR	4,200	3,603
Metals & Mining — 1.8%
Aluminum Corp. of China Ltd., Class A Shares	4,200	5,086
Aluminum Corp. of China Ltd., Class H Shares	16,000	15,221
Amman Mineral Internasional PT	31,500	5,461 *
Angang Steel Co. Ltd., Class A Shares	2,100	579 *
APL Apollo Tubes Ltd.	735	13,889
Baiyin Nonferrous Group Co. Ltd., Class A Shares	2,200	1,646
Baoshan Iron & Steel Co. Ltd., Class A Shares	7,700	6,160
Chifeng Jilong Gold Mining Group Ltd., Class A Shares	500	1,939
Chifeng Jilong Gold Mining Group Ltd., Class H Shares	1,400	4,103
China Gold International Resources Corp. Ltd.	700	10,935
China Hongqiao Group Ltd.	14,000	35,812
China Nonferrous Mining Corp. Ltd.	7,000	10,042
China Northern Rare Earth Group High-Tech Co. Ltd., Class A Shares	1,400	9,910
China Steel Corp.	49,000	28,917
China Tungsten And Hightech Materials Co. Ltd., Class A Shares	700	9,871
Citic Pacific Special Steel Group Co. Ltd., Class A Shares	1,680	3,123
CMOC Group Ltd., Class A Shares	5,200	13,444
CMOC Group Ltd., Class H Shares	15,000	29,036
Guangdong HEC Technology Holding Co. Ltd., Class A Shares	1,400	6,926 *
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A Shares	700	2,186
Hesteel Co. Ltd., Class A Shares	4,200	1,200
Hindalco Industries Ltd.	6,251	63,171
Hindustan Copper Ltd.	1,393	7,374
Hindustan Zinc Ltd.	2,023	11,394
Huaibei Mining Holdings Co. Ltd., Class A Shares	700	1,449
Hunan Valin Steel Co. Ltd., Class A Shares	2,800	1,431
Hyundai Steel Co.	343	6,221
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A Shares	14,700	4,829 *
Inner Mongolia ERDOS Resources Co. Ltd., Class B Shares	2,800	3,332
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A Shares	700	3,399
Jiangxi Copper Co. Ltd., Class A Shares	700	4,465
Jiangxi Copper Co. Ltd., Class H Shares	4,000	15,771
Jindal Stainless Ltd.	1,302	9,527
Jindal Steel Ltd.	1,638	18,344
Jinduicheng Molybdenum Co. Ltd., Class A Shares	1,400	5,798
JSW Steel Ltd.	3,717	48,158
Korea Zinc Co. Ltd.	21	14,639
Lloyds Metals & Energy Ltd.	427	8,167
Maanshan Iron & Steel Co. Ltd., Class A Shares	2,100	773 *
Merdeka Copper Gold Tbk PT	53,900	7,295 *
MMG Ltd.	16,000	14,160 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Nanjing Iron & Steel Co. Ltd., Class A Shares	2,100	$1,420
National Aluminium Co. Ltd.	3,728	13,375
NMDC Ltd.	14,826	13,338
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A Shares	2,800	1,378 *
POSCO Holdings Inc.	308	63,019
Press Metal Aluminium Holdings Bhd	16,100	30,325
Shandong Gold Mining Co. Ltd., Class A Shares	1,400	4,762
Shandong Gold Mining Co. Ltd., Class H Shares	3,500	7,453 (a)
Shandong Nanshan Aluminum Co. Ltd., Class A Shares	4,200	2,469
Shanjin International Gold Co. Ltd., Class A Shares	1,000	2,504
Shanxi Meijin Energy Co. Ltd., Class A Shares	1,400	691 *
Shanxi Taigang Stainless Steel Co. Ltd., Class A Shares	2,100	1,055
Shenghe Resources Holding Co. Ltd., Class A Shares	700	3,070
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A Shares	1,400	1,561
Shougang Fushan Resources Group Ltd.	14,000	3,856
Steel Authority of India Ltd.	6,111	11,200
Tata Steel Ltd.	34,258	68,061
Tianshan Aluminum Group Co. Ltd., Class A Shares	2,100	3,320
Tongling Nonferrous Metals Group Co. Ltd., Class A Shares	4,200	3,935
Vale Indonesia Tbk PT	6,300	1,452
Vedanta Ltd.	6,832	20,263
Western Mining Co. Ltd., Class A Shares	700	2,799
Xiamen Tungsten Co. Ltd., Class A Shares	700	8,786
Yunnan Aluminium Co. Ltd., Class A Shares	1,400	4,566
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A Shares	1,400	2,498
Yunnan Copper Co. Ltd., Class A Shares	700	1,638
Yunnan Tin Co. Ltd., Class A Shares	700	4,402
Zhaojin Mining Industry Co. Ltd., Class H Shares	7,000	14,630
Zhongjin Gold Corp. Ltd., Class A Shares	2,100	5,584
Zijin Gold International Co. Ltd.	1,400	15,799
Zijin Mining Group Co. Ltd., Class A Shares	6,300	23,333
Zijin Mining Group Co. Ltd., Class H Shares	26,000	90,844
Total Metals & Mining		898,569
Paper & Forest Products — 0.0%††
Indah Kiat Pulp & Paper Tbk PT	5,600	2,216
Lee & Man Paper Manufacturing Ltd.	7,000	2,562
Nine Dragons Paper Holdings Ltd.	7,000	6,097 *
Shandong Sun Paper Industry JSC Ltd., Class A Shares	700	1,288
Total Paper & Forest Products		12,163

Total Materials		1,791,481
Real Estate — 1.7%
Diversified REITs — 0.1%
CapitaLand Integrated Commercial Trust	26,736	48,989
Mapletree Pan Asia Commercial Trust	9,800	9,774
Suntec Real Estate Investment Trust	9,100	10,201
Total Diversified REITs		68,964
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotel & Resort REITs — 0.0%††
CapitaLand Ascott Trust	11,200	$7,663
Industrial REITs — 0.2%
CapitaLand Ascendas REIT	17,500	33,689
Frasers Logistics & Commercial Trust	12,600	9,401
Mapletree Industrial Trust	8,400	12,469
Mapletree Logistics Trust	14,700	13,865
Total Industrial REITs		69,424
Office REITs — 0.1%
Champion REIT	7,000	1,839
Embassy Office Parks REIT	3,654	16,909
Keppel REIT	14,892	9,902
Total Office REITs		28,650
Real Estate Management & Development — 1.2%
Ayala Land Inc.	24,500	5,908
Bumi Serpong Damai Tbk PT	13,300	405 *
C&D International Investment Group Ltd.	4,000	6,886
CapitaLand Investment Ltd.	9,800	18,866
Central Pattana PCL, NVDR	9,800	19,765
China Jinmao Holdings Group Ltd.	28,000	4,392
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A Shares	2,800	2,652
China Overseas Land & Investment Ltd.	14,000	21,530
China Resources Land Ltd.	12,000	45,906
China Resources Mixc Lifestyle Services Ltd.	2,800	13,097 (a)
China Vanke Co. Ltd., Class A Shares	3,500	1,526 *
China Vanke Co. Ltd., Class H Shares	8,400	2,271 *
City Developments Ltd.	2,100	12,615
CK Asset Holdings Ltd.	7,700	43,380
Country Garden Services Holdings Co. Ltd.	9,300	5,764
DLF Ltd.	2,758	18,066
Godrej Properties Ltd.	602	11,871 *
Greenland Holdings Corp. Ltd., Class A Shares	3,500	624 *
Greentown China Holdings Ltd.	3,500	3,017 *
Hainan Airport Infrastructure Co. Ltd., Class A Shares	3,500	1,413
Hang Lung Group Ltd.	3,000	4,813
Hang Lung Properties Ltd.	8,000	7,029
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A Shares	1,400	1,567
Henderson Land Development Co. Ltd.	6,000	18,975
Hongkong Land Holdings Ltd.	4,200	29,904
Hopson Development Holdings Ltd.	4,900	779 *(b)(c)
Hysan Development Co. Ltd.	2,000	4,213
KE Holdings Inc., Class A Shares	8,461	40,525
Kerry Properties Ltd.	2,500	5,751
Land & Houses PCL, NVDR	30,100	3,425
Lodha Developers Ltd.	1,218	12,291 (a)
Longfor Group Holdings Ltd.	10,500	8,007 (a)
Megaworld Corp.	28,000	949
New World Development Co. Ltd.	7,000	5,650 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Real Estate Management & Development — continued
Oberoi Realty Ltd.	497	$9,289
Phoenix Mills Ltd.	770	15,851
Poly Developments and Holdings Group Co. Ltd., Class A Shares	4,200	2,865
Poly Property Services Co. Ltd., Class H Shares	600	1,971
Prestige Estates Projects Ltd.	679	11,223
Ruentex Development Co. Ltd.	7,000	5,889
Seazen Group Ltd.	14,000	2,374 *
Seazen Holdings Co. Ltd., Class A Shares	700	1,058 *
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B Shares	1,400	1,053
Shanghai Lingang Holdings Corp. Ltd., Class A Shares	700	772
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B Shares	2,800	1,014
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A Shares	700	3,841
Shenzhen Overseas Chinese Town Co. Ltd., Class A Shares	2,800	676 *
Sino Land Co. Ltd.	16,200	21,236
SM Prime Holdings Inc.	39,900	11,768
Sun Hung Kai Properties Ltd.	5,327	76,284
Swire Properties Ltd.	4,200	11,001
UOL Group Ltd.	2,100	15,456
Wharf Holdings Ltd.	3,969	9,161
Wharf Real Estate Investment Co. Ltd.	7,000	19,084
Yango Group Co. Ltd., Class A Shares	2,100	0 *(b)(c)(d)
Youngor Fashion Co. Ltd., Class A Shares	1,400	1,553
Yuexiu Property Co. Ltd.	7,000	2,981
Total Real Estate Management & Development		610,232
Retail REITs — 0.1%
Link REIT	11,200	52,129
Specialized REITs — 0.0%††
Keppel DC REIT	8,228	14,249

Total Real Estate		851,311
Utilities — 1.9%
Electric Utilities — 0.7%
Adani Energy Solutions Ltd.	1,309	20,624 *
CK Infrastructure Holdings Ltd.	2,800	21,316
CLP Holdings Ltd.	7,000	65,340
Korea Electric Power Corp.	1,064	25,410
Manila Electric Co.	840	7,802
Power Assets Holdings Ltd.	6,000	43,688
Power Grid Corp. of India Ltd.	19,075	57,693
SJVN Ltd.	3,283	2,537
Tata Power Co. Ltd.	7,112	28,964
Tenaga Nasional Bhd	19,600	68,642
Torrent Power Ltd.	819	12,242
Total Electric Utilities		354,258
Gas Utilities — 0.3%
Adani Total Gas Ltd.	987	7,628
Beijing Enterprises Holdings Ltd.	2,000	6,855
China Gas Holdings Ltd.	11,200	7,398
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Gas Utilities — continued
China Resources Gas Group Ltd.	3,500	$6,543
ENN Energy Holdings Ltd.	2,800	14,446
ENN Natural Gas Co. Ltd., Class A Shares	1,400	3,259
GAIL India Ltd.	11,375	20,845
Gujarat Energy Ltd.	1,666	5,756
Hong Kong & China Gas Co. Ltd.	49,000	40,614
Indraprastha Gas Ltd.	3,178	5,532
Korea Gas Corp.	119	2,454
Kunlun Energy Co. Ltd.	16,000	13,119
Perusahaan Gas Negara Persero Tbk PT	35,700	2,726
Petronas Gas Bhd	4,200	18,005
Total Gas Utilities		155,180
Independent Power and Renewable Electricity Producers — 0.8%
Aboitiz Power Corp.	4,900	3,270
ACEN Corp.	41,300	2,032
Adani Green Energy Ltd.	1,232	19,421 *
Adani Power Ltd.	22,862	54,045 *
An Hui Wenergy Co. Ltd., Class A Shares	700	781
CECEP Solar Energy Co. Ltd., Class A Shares	1,400	949
CECEP Wind-Power Corp., Class A Shares	2,100	1,200
CGN Power Co. Ltd., Class A Shares	7,000	4,032
CGN Power Co. Ltd., Class H Shares	42,000	14,353 (a)
China Longyuan Power Group Corp. Ltd., Class H Shares	14,000	8,926
China National Nuclear Power Co. Ltd., Class A Shares	7,000	9,312
China Power International Development Ltd.	14,000	4,892
China Resources Power Holdings Co. Ltd.	8,400	18,124
China Three Gorges Renewables Group Co. Ltd., Class A Shares	9,800	5,356
China Yangtze Power Co. Ltd., Class A Shares	7,300	28,467
Datang International Power Generation Co. Ltd., Class A Shares	3,600	3,755
Datang International Power Generation Co. Ltd., Class H Shares	14,000	4,285
Electricity Generating PCL, NVDR	700	2,529
Fujian Funeng Co. Ltd., Class A Shares	1,400	2,102
GD Power Development Co. Ltd., Class A Shares	5,600	3,853
Global Power Synergy PCL, NVDR	2,800	3,708
Guangdong Electric Power Development Co. Ltd., Class B Shares	4,200	1,087
Gulf Development PCL, NVDR	15,419	28,545
Huadian Power International Corp. Ltd., Class A Shares	2,800	1,836
Huadian Power International Corp. Ltd., Class H Shares	6,000	2,854
Huaneng Lancang River Hydropower Inc., Class A Shares	2,100	2,750
Huaneng Power International Inc., Class A Shares	3,500	3,913
Huaneng Power International Inc., Class H Shares	18,000	12,578
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A Shares	2,100	1,454
JSW Energy Ltd.	2,275	14,015
NHPC Ltd.	15,869	13,634
NLC India Ltd.	1,491	5,072
NTPC Green Energy Ltd.	4,095	4,131 *
NTPC Ltd.	19,971	75,246
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Independent Power and Renewable Electricity Producers — continued
Ratch Group PCL, NVDR		3,500	$3,319
SDIC Power Holdings Co. Ltd., Class A Shares		2,800	5,490
Shaanxi Energy Investment Co. Ltd., Class A Shares		700	1,046
Shanghai Electric Power Co. Ltd., Class A Shares		1,400	3,108
Shenergy Co. Ltd., Class A Shares		1,400	1,800
Shenzhen Energy Group Co. Ltd., Class A Shares		1,400	1,279
Sichuan Chuantou Energy Co. Ltd., Class A Shares		1,400	2,922
Wintime Energy Group Co. Ltd., Class A Shares		7,000	1,660 *
Zhejiang Zheneng Electric Power Co. Ltd., Class A Shares		2,800	2,170
Total Independent Power and Renewable Electricity Producers			385,301
Multi-Utilities — 0.1%
Sembcorp Industries Ltd.		3,500	17,183
YTL Corp. Bhd		16,220	8,115
YTL Power International Bhd		11,320	11,604
Total Multi-Utilities			36,902
Water Utilities — 0.0%††
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A Shares		2,800	1,122
Beijing Enterprises Water Group Ltd.		14,000	4,035
Chengdu Xingrong Environment Co. Ltd., Class A Shares		1,400	1,324
Guangdong Investment Ltd.		14,000	13,853
Total Water Utilities			20,334

Total Utilities			951,975
Total Common Stocks (Cost — $30,588,598)			50,854,811
	Rate
Preferred Stocks — 1.0%
Consumer Discretionary — 0.1%
Automobiles — 0.1%
Hyundai Motor Co.	1.152%	98	13,726 (e)
Hyundai Motor Co., Series 2	1.160%	147	20,447 (e)
Total Automobiles			34,173
Household Durables — 0.0%††
LG Electronics Inc.	1.231%	77	3,633 (e)

Total Consumer Discretionary			37,806
Consumer Staples — 0.0%††
Personal Care Products — 0.0%††
Amorepacific Corp.	3.276%	49	1,202 (e)

Financials — 0.0%††
Capital Markets — 0.0%††
Korea Investment Holdings Co. Ltd.	5.819%	21	2,038 (e)
Mirae Asset Securities Co. Ltd.	2.048%	553	5,229 (e)
Total Capital Markets			7,267
Insurance — 0.0%††
Samsung Fire & Marine Insurance Co. Ltd.	4.792%	14	3,678 (e)

Total Financials			10,945
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value

Industrials — 0.0%††
Industrial Conglomerates — 0.0%††
Doosan Co. Ltd.	0.198%		7	$2,286 (e)
Hanwha Corp.	3.212%		91	2,103 (e)

Total Industrials				4,389
Information Technology — 0.9%
Technology Hardware, Storage & Peripherals — 0.9%
Samsung Electronics Co. Ltd.	0.175%		3,374	461,685 (e)

Materials — 0.0%††
Chemicals — 0.0%††
LG Chem Ltd.	1.496%		35	3,095 (e)

Total Preferred Stocks (Cost — $191,036)				519,122
		Expiration Date	Rights
Rights — 0.0%††
Materials — 0.0%††
Chemicals — 0.0%††
Eternal Materials Co. Ltd.		7/17/26	26	19 *(b)
Hanwha Solutions Corp.		7/24/26	108	422 *(b)

Total Rights (Cost — $0)				441
Total Investments before Short-Term Investments (Cost — $30,779,634)				51,374,374
	Rate		Shares
Short-Term Investments — 0.4%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $220,657)	3.545%		220,657	220,657 (f)(g)
Total Investments — 100.7% (Cost — $31,000,291)				51,595,031
Liabilities in Excess of Other Assets — (0.7)%				(357,250)
Total Net Assets — 100.0%				$51,237,781

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	The rate shown represents the yield as of June 30, 2026.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $220,657 and the cost was $220,657 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
JSC	—	Joint Stock Company
NVDR	—	Non-Voting Depositary Receipt
REIT	—	Real Estate Investment Trust
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin FTSE Australia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.5%
Communication Services — 1.8%
Diversified Telecommunication Services — 0.9%
Telstra Group Ltd.	205,581	$723,527
TPG Telecom Ltd.	33,099	82,551
Total Diversified Telecommunication Services		806,078
Interactive Media & Services — 0.9%
CAR Group Ltd.	18,768	334,944
REA Group Ltd.	2,448	236,063
SEEK Ltd.	17,850	166,329
Total Interactive Media & Services		737,336

Total Communication Services		1,543,414
Consumer Discretionary — 7.2%
Broadline Retail — 4.4%
Harvey Norman Holdings Ltd.	27,234	90,942
Wesfarmers Ltd.	59,058	3,698,751
Total Broadline Retail		3,789,693
Hotels, Restaurants & Leisure — 2.4%
Aristocrat Leisure Ltd.	28,203	1,197,157
Domino’s Pizza Enterprises Ltd.	3,009	32,583
Flight Centre Travel Group Ltd.	8,262	68,458 (a)
Light & Wonder Inc., CDI	4,131	316,618 *
Lottery Corp. Ltd.	115,311	460,152
Total Hotels, Restaurants & Leisure		2,074,968
Specialty Retail — 0.4%
JB Hi-Fi Ltd.	5,610	312,794

Total Consumer Discretionary		6,177,455
Consumer Staples — 4.1%
Beverages — 0.1%
Treasury Wine Estates Ltd.	38,250	126,138
Consumer Staples Distribution & Retail — 3.8%
Coles Group Ltd.	69,972	1,181,375
Endeavour Group Ltd.	79,407	178,793
Metcash Ltd.	56,253	114,967
Woolworths Group Ltd.	63,648	1,765,136
Total Consumer Staples Distribution & Retail		3,240,271
Food Products — 0.2%
a2 Milk Co. Ltd.	36,465	188,967

Total Consumer Staples		3,555,376
Energy — 4.1%
Oil, Gas & Consumable Fuels — 4.1%
Ampol Ltd.	12,444	283,638
Beach Energy Ltd.	75,990	45,012
New Hope Corp. Ltd.	25,347	93,772
Santos Ltd.	169,932	848,825
Whitehaven Coal Ltd.	40,392	213,515
Woodside Energy Group Ltd.	98,940	1,933,672
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Australia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Yancoal Australia Ltd.	20,247	$77,009 (b)

Total Energy		3,495,443
Financials — 36.4%
Banks — 26.6%
ANZ Group Holdings Ltd.	157,896	3,866,949
Bank of Queensland Ltd.	34,119	149,153
Bendigo & Adelaide Bank Ltd.	30,090	219,929
Commonwealth Bank of Australia	87,363	9,963,640
National Australia Bank Ltd.	160,293	4,204,391
Westpac Banking Corp.	178,755	4,360,458
Total Banks		22,764,520
Capital Markets — 4.7%
ASX Ltd.	10,251	378,673
GQG Partners Inc., CDI	39,066	39,109
HUB24 Ltd.	3,825	192,705
Macquarie Group Ltd.	18,258	3,165,954
Magellan Financial Group Ltd.	8,976	60,258
Netwealth Group Ltd.	6,324	90,079
Perpetual Ltd.	5,865	62,980
Total Capital Markets		3,989,758
Financial Services — 1.0%
AMP Ltd.	131,580	146,310
Challenger Ltd.	26,061	180,551
Washington H Soul Pattinson & Co. Ltd.	17,799	569,082
Total Financial Services		895,943
Insurance — 4.1%
Insurance Australia Group Ltd.	117,351	657,723
Medibank Private Ltd.	144,075	496,081
QBE Insurance Group Ltd.	78,234	1,365,311
Steadfast Group Ltd.	54,978	194,253
Suncorp Group Ltd.	56,661	757,224
Total Insurance		3,470,592

Total Financials		31,120,813
Health Care — 4.9%
Biotechnology — 2.6%
CSL Ltd.	25,398	2,018,935
Telix Pharmaceuticals Ltd.	14,739	169,301 *
Total Biotechnology		2,188,236
Health Care Equipment & Supplies — 0.5%
Ansell Ltd.	7,446	163,734
Cochlear Ltd.	3,417	288,218
Total Health Care Equipment & Supplies		451,952
Health Care Providers & Services — 1.3%
Ramsay Health Care Ltd.	9,690	295,248
Sigma Healthcare Ltd.	266,475	507,688
Sonic Healthcare Ltd.	24,582	354,403
Total Health Care Providers & Services		1,157,339
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Australia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Technology — 0.5%
Pro Medicus Ltd.	2,754	$388,138

Total Health Care		4,185,665
Industrials — 6.7%
Commercial Services & Supplies — 1.6%
Brambles Ltd.	70,278	948,454
Cleanaway Waste Management Ltd.	111,435	181,425
Downer EDI Ltd.	34,425	191,990
Total Commercial Services & Supplies		1,321,869
Construction & Engineering — 0.2%
Worley Ltd.	23,868	182,885
Ground Transportation — 0.3%
Aurizon Holdings Ltd.	87,924	254,619
Passenger Airlines — 0.3%
Qantas Airways Ltd.	38,454	282,927
Professional Services — 1.3%
ALS Ltd.	26,061	412,378
Computershare Ltd.	27,591	731,724
Total Professional Services		1,144,102
Trading Companies & Distributors — 0.6%
Reece Ltd.	12,495	149,152
SGH Ltd.	10,149	327,937
Total Trading Companies & Distributors		477,089
Transportation Infrastructure — 2.4%
Atlas Arteria Ltd.	37,281	131,724
Qube Holdings Ltd.	85,935	303,632
Transurban Group	162,945	1,623,334
Total Transportation Infrastructure		2,058,690

Total Industrials		5,722,181
Information Technology — 1.7%
IT Services — 0.5%
NEXTDC Ltd.	43,860	443,031 *
Software — 1.2%
Technology One Ltd.	15,555	317,584
WiseTech Global Ltd.	10,098	230,864
Xero Ltd.	8,568	428,691 *
Total Software		977,139

Total Information Technology		1,420,170
Materials — 25.2%
Chemicals — 0.7%
Dyno Nobel Ltd.	83,895	227,840
Orica Ltd.	24,123	395,750
Total Chemicals		623,590
Construction Materials — 0.9%
James Hardie Industries PLC, CDI	29,631	783,978 *
Containers & Packaging — 0.1%
Orora Ltd.	64,005	61,415
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Australia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — 23.5%
BHP Group Ltd.	266,118	$10,951,373
BlueScope Steel Ltd.	22,848	504,473
Deterra Royalties Ltd.	21,828	71,075
Evolution Mining Ltd.	105,519	858,967
Fortescue Ltd.	82,671	1,096,806
Genesis Minerals Ltd.	56,253	203,045 *
IGO Ltd.	35,343	180,459 *
Iluka Resources Ltd.	22,338	109,414
Lynas Rare Earths Ltd.	46,767	585,147 *
Mineral Resources Ltd.	8,823	379,407 *
Northern Star Resources Ltd.	72,216	948,092
PLS Group Ltd.	164,220	571,134 *
Ramelius Resources Ltd.	97,359	196,955
Rio Tinto Ltd.	19,380	2,316,199
Sandfire Resources Ltd.	24,225	322,067 *
Sims Ltd.	8,313	158,725
South32 Ltd.	233,019	629,599
Total Metals & Mining		20,082,937

Total Materials		21,551,920
Real Estate — 5.9%
Diversified REITs — 1.6%
Charter Hall Group	24,327	385,277
GPT Group	100,317	339,158
Mirvac Group	206,550	246,128
Stockland	126,684	358,088
Total Diversified REITs		1,328,651
Industrial REITs — 2.6%
Goodman Group	104,346	2,250,416
Office REITs — 0.2%
Dexus	55,182	206,443
Real Estate Management & Development — 0.1%
Lendlease Corp. Ltd.	35,190	78,746
Retail REITs — 1.4%
Region Group	59,619	96,238
Scentre Group	272,697	729,249
Vicinity Ltd.	204,459	365,455
Total Retail REITs		1,190,942

Total Real Estate		5,055,198
Utilities — 1.5%
Electric Utilities — 0.8%
Origin Energy Ltd.	89,046	677,368
Gas Utilities — 0.5%
APA Group	64,974	456,442
Multi-Utilities — 0.2%
AGL Energy Ltd.	31,416	181,738

Total Utilities		1,315,548
Total Investments before Short-Term Investments (Cost — $80,748,480)		85,143,183
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Australia ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 1.2%
Money Market Funds — 1.2%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $1,011,875)	3.545%	1,011,875	$1,011,875 (c)(d)

Investments from Cash Collateral Received for Loaned Securities — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $36,146)	3.545%	36,146	36,146 (c)(d)

Total Short-Term Investments (Cost — $1,048,021)			1,048,021
Total Investments — 100.7% (Cost — $81,796,501)			86,191,204
Liabilities in Excess of Other Assets — (0.7)%			(613,605)
Total Net Assets — 100.0%			$85,577,599

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	A portion or all of the security is on loan at June 30, 2026.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $1,048,021 and the cost was $1,048,021 (Note 2).

Abbreviation(s) used in this schedule:
CDI	—	Clearing House Electronic Subregister System Depositary Interest
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
SPI 200 Index	3	9/26	$457,374	$456,001	$(1,373)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin FTSE Brazil ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 70.4%
Communication Services — 1.8%
Diversified Telecommunication Services — 1.1%
Telefonica Brasil SA	822,800	$5,396,895
Wireless Telecommunication Services — 0.7%
TIM SA	895,400	3,783,344

Total Communication Services		9,180,239
Consumer Discretionary — 3.6%
Hotels, Restaurants & Leisure — 0.5%
Smartfit Escola de Ginastica e Danca SA	605,000	2,301,500
Specialty Retail — 3.1%
Cosan SA	2,686,200	1,920,216 *
Lojas Renner SA	1,137,400	3,243,467
Ultrapar Participacoes SA	808,400	4,070,152
Vibra Energia SA	1,210,000	6,987,490
Total Specialty Retail		16,221,325

Total Consumer Discretionary		18,522,825
Consumer Staples — 5.5%
Beverages — 3.0%
Ambev SA	4,936,800	15,537,335
Consumer Staples Distribution & Retail — 1.5%
Grupo Mateus SA	580,800	411,816
Raia Drogasil SA	1,524,600	4,951,463
Sendas Distribuidora S/A	1,548,800	2,615,271
Total Consumer Staples Distribution & Retail		7,978,550
Food Products — 0.7%
M Dias Branco SA	121,000	409,571
MBRF Global Foods Co. SA	847,000	2,950,456
Total Food Products		3,360,027
Personal Care Products — 0.3%
Natura Cosmeticos SA	1,016,400	1,714,308 *

Total Consumer Staples		28,590,220
Energy — 8.8%
Oil, Gas & Consumable Fuels — 8.8%
Brava Energia	459,800	1,714,495
Petroleo Brasileiro SA - Petrobras	4,283,400	34,575,383
PRIO SA	933,600	9,406,435 *

Total Energy		45,696,313
Financials — 11.8%
Banks — 3.9%
Banco Bradesco SA	1,718,200	5,234,984
Banco do Brasil SA	1,984,400	7,633,266
Banco Santander Brasil SA	459,800	2,380,749
Itau Unibanco Holding SA	580,800	4,967,594
Total Banks		20,216,593
Capital Markets — 5.9%
B3 SA - Brasil Bolsa Balcao	5,832,200	16,372,234
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Brazil ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Banco BTG Pactual SA	1,365,200	$14,266,689
Total Capital Markets		30,638,923
Insurance — 2.0%
BB Seguridade Participacoes SA	726,000	5,494,145
Caixa Seguridade Participacoes S/A	701,800	2,672,452
Porto Seguro SA	211,700	2,164,465
Total Insurance		10,331,062

Total Financials		61,186,578
Health Care — 1.5%
Health Care Providers & Services — 1.1%
Rede D’Or Sao Luiz SA	871,200	5,842,280 (a)
Pharmaceuticals — 0.4%
Hypera SA	435,600	1,751,338

Total Health Care		7,593,618
Industrials — 8.8%
Aerospace & Defense — 2.4%
Embraer SA	789,600	12,486,357
Commercial Services & Supplies — 0.2%
GPS Participacoes e Empreendimentos SA	508,200	1,137,963 (a)
Electrical Equipment — 3.0%
WEG SA	1,718,200	15,572,168
Ground Transportation — 2.4%
Localiza Rent a Car SA	1,016,400	8,157,199
Rumo SA	1,621,400	4,207,035
Total Ground Transportation		12,364,234
Transportation Infrastructure — 0.8%
Motiva Infraestrutura de Mobilidade SA	1,403,600	3,964,612

Total Industrials		45,525,334
Information Technology — 0.6%
Software — 0.6%
TOTVS SA	618,000	3,426,733

Materials — 13.7%
Containers & Packaging — 0.7%
Klabin SA	1,040,600	3,365,497
Metals & Mining — 11.9%
Cia Siderurgica Nacional SA	701,800	626,420 *
CSN Mineracao SA	435,600	351,782
Vale SA	4,043,360	60,838,470
Total Metals & Mining		61,816,672
Paper & Forest Products — 1.1%
Suzano SA	774,400	5,947,198

Total Materials		71,129,367
Real Estate — 0.8%
Real Estate Management & Development — 0.8%
Allos SA	411,400	2,230,293
Multiplan Empreendimentos Imobiliarios SA	363,000	2,052,765

Total Real Estate		4,283,058
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Brazil ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Utilities — 13.5%
Electric Utilities — 7.9%
Alupar Investimento SA		169,400	$1,054,833
Axia Energia SA		1,530,240	16,077,136
Cia Energetica de Minas Gerais		48,400	145,875
Cia Paranaense de Energia - Copel		2,202,200	6,390,526
CPFL Energia SA		217,800	1,884,308
Energisa S/A		484,000	4,488,451
Equatorial SA		1,185,800	8,921,078
Transmissora Alianca de Energia Eletrica S/A		251,600	1,933,683
Total Electric Utilities			40,895,890
Independent Power and Renewable Electricity Producers — 1.7%
Auren Energia SA		363,000	813,532 *
Eneva SA		1,040,600	5,371,928 *
Engie Brasil Energia SA		411,400	2,768,393
Total Independent Power and Renewable Electricity Producers			8,953,853
Water Utilities — 3.9%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP		2,690,697	15,408,236
Cia de Saneamento de Minas Gerais Copasa MG		290,400	3,362,411
Cia De Saneamento do Parana Sanepar		169,400	1,212,910
Total Water Utilities			19,983,557

Total Utilities			69,833,300
Total Common Stocks (Cost — $327,592,034)			364,967,585
	Rate
Preferred Stocks — 28.2%
Energy — 7.4%
Oil, Gas & Consumable Fuels — 7.4%
Petroleo Brasileiro SA - Petrobras	0.765%	5,251,400	38,351,012 (b)

Financials — 17.2%
Banks — 17.2%
Banco Bradesco SA	0.086%	5,953,200	20,817,999 (b)
Itau Unibanco Holding SA	0.036%	6,243,600	50,880,524 (b)
Itausa SA	0.149%	6,703,400	17,328,508 (b)

Total Financials			89,027,031
Industrials — 0.0%††
Ground Transportation — 0.0%††
Localiza Rent a Car SA	1.104%	37,341	288,501 (b)

Materials — 1.5%
Metals & Mining — 1.5%
Gerdau SA	0.866%	1,452,000	5,829,376 (b)
Metalurgica Gerdau SA	0.869%	968,000	1,722,443 (b)

Total Materials			7,551,819
Utilities — 2.1%
Electric Utilities — 2.1%
Axia Energia SA	—	448	4,707 *(c)
Axia Energia SA, Class C Shares	—	459,952	4,710,644 *
Cia Energetica de Minas Gerais	0.836%	2,032,800	4,269,078 (b)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Brazil ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Electric Utilities — continued
Isa Energia Brasil SA	0.503%	314,600	$1,708,557 (b)

Total Utilities			10,692,986
Total Preferred Stocks (Cost — $126,392,954)			145,911,349
Total Investments before Short-Term Investments (Cost — $453,984,988)			510,878,934

Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $445)	3.545%	445	445 (d)(e)
Total Investments — 98.6% (Cost — $453,985,433)			510,879,379
Other Assets in Excess of Liabilities — 1.4%			7,202,687
Total Net Assets — 100.0%			$518,082,066

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The rate shown represents the yield as of June 30, 2026.
(c)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $445 and the cost was $445 (Note 2).

At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Bovespa Index	220	8/26	$7,305,071	$7,430,427	$125,356
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin FTSE Canada ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.9%
Communication Services — 0.5%
Diversified Telecommunication Services — 0.5%
BCE Inc.	78,970	$1,700,464
Quebecor Inc., Class B Shares	12,814	611,369
TELUS Corp.	131,120	1,386,291

Total Communication Services		3,698,124
Consumer Discretionary — 3.1%
Automobile Components — 0.6%
Magna International Inc.	65,858	4,329,105
Broadline Retail — 1.4%
Canadian Tire Corp. Ltd., Class A Shares	12,218	1,682,316
Dollarama Inc.	66,752	8,827,496
Total Broadline Retail		10,509,812
Hotels, Restaurants & Leisure — 0.8%
Restaurant Brands International Inc.	86,718	6,287,704
Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear Inc.	46,488	2,395,914

Total Consumer Discretionary		23,522,535
Consumer Staples — 3.4%
Consumer Staples Distribution & Retail — 3.2%
Alimentation Couche-Tard Inc.	188,038	11,981,417
George Weston Ltd.	38,740	2,779,723
Loblaw Cos. Ltd.	138,272	6,270,605
Metro Inc.	48,276	3,085,581
Total Consumer Staples Distribution & Retail		24,117,326
Food Products — 0.2%
Saputo Inc.	60,196	1,742,979

Total Consumer Staples		25,860,305
Energy — 16.5%
Oil, Gas & Consumable Fuels — 16.5%
ARC Resources Ltd.	143,040	3,004,470
Cameco Corp.	109,962	11,204,304
Canadian Natural Resources Ltd.	516,732	20,439,824
Cenovus Energy Inc.	337,634	8,374,513
Enbridge Inc.	552,492	29,950,421
Imperial Oil Ltd.	32,780	3,679,678
Keyera Corp.	57,812	2,321,445
Pembina Pipeline Corp.	147,212	6,808,847
Suncor Energy Inc.	300,682	16,170,598
TC Energy Corp.	263,432	17,438,966
Tourmaline Oil Corp.	93,274	3,898,606
Whitecap Resources Inc.	305,152	3,168,204

Total Energy		126,459,876
Financials — 41.4%
Banks — 29.4%
Bank of Montreal	178,800	31,591,046
Bank of Nova Scotia	312,006	27,109,060
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Canada ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Canadian Imperial Bank of Commerce	232,440	$26,757,428
National Bank of Canada	97,744	15,426,156
Royal Bank of Canada	354,024	73,282,656
Toronto-Dominion Bank	423,160	51,432,395
Total Banks		225,598,741
Capital Markets — 4.0%
Brookfield Asset Management Ltd., Class A Shares	95,658	4,289,524
Brookfield Corp.	529,546	22,585,254
IGM Financial Inc.	19,370	1,081,034
TMX Group Ltd.	69,434	2,272,296
Total Capital Markets		30,228,108
Insurance — 8.0%
Fairfax Financial Holdings Ltd.	5,279	8,679,848
Great-West Lifeco Inc.	62,282	3,967,171
iA Financial Corp. Inc.	22,946	3,167,235
Intact Financial Corp.	44,700	9,222,299
Manulife Financial Corp.	423,160	17,156,062
Power Corp. of Canada	133,802	8,338,871
Sun Life Financial Inc.	140,060	10,992,551
Total Insurance		61,524,037

Total Financials		317,350,886
Industrials — 10.6%
Aerospace & Defense — 0.9%
Bombardier Inc., Class A Shares	596	136,319 *
Bombardier Inc., Class B Shares	22,052	5,075,496 *
CAE Inc.	80,758	2,021,298 *
Total Aerospace & Defense		7,233,113
Commercial Services & Supplies — 2.7%
Element Fleet Management Corp.	100,426	2,071,873
GFL Environmental Inc., Subordinate Voting Shares, Subordinate Voting Shares	65,858	2,420,789
RB Global Inc.	47,084	5,479,499
Waste Connections Inc.	63,772	10,625,595
Total Commercial Services & Supplies		20,597,756
Construction & Engineering — 1.2%
AtkinsRealis Group Inc.	41,422	2,571,595
Stantec Inc.	28,906	1,993,011
WSP Global Inc.	34,270	4,247,668
Total Construction & Engineering		8,812,274
Ground Transportation — 5.0%
Canadian National Railway Co.	137,378	16,388,530
Canadian Pacific Kansas City Ltd.	224,692	19,473,570
TFI International Inc.	19,370	2,787,232
Total Ground Transportation		38,649,332
Professional Services — 0.4%
Thomson Reuters Corp.	33,651	2,747,582
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Canada ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — 0.4%
Toromont Industries Ltd.	20,562	$3,380,067

Total Industrials		81,420,124
Information Technology — 8.0%
Electronic Equipment, Instruments & Components — 1.4%
Celestica Inc.	28,906	10,538,389 *
IT Services — 5.0%
CGI Inc.	47,978	3,100,013
Shopify Inc., Class A Shares	309,920	35,445,018 *
Total IT Services		38,545,031
Software — 1.6%
Constellation Software Inc.	4,997	9,404,046
Descartes Systems Group Inc.	21,754	1,506,182 *
Open Text Corp.	61,686	1,364,809
Total Software		12,275,037

Total Information Technology		61,358,457
Materials — 13.9%
Chemicals — 1.0%
Nutrien Ltd.	121,882	7,675,881
Metals & Mining — 12.9%
Agnico Eagle Mines Ltd.	128,736	19,995,253
Alamos Gold Inc., Class A Shares	106,088	3,215,354
Barrick Mining Corp.	422,266	15,521,531
Equinox Gold Corp.	190,720	1,857,798
First Majestic Silver Corp.	122,776	2,083,839
First Quantum Minerals Ltd.	172,244	4,703,248 *
Franco-Nevada Corp.	48,574	10,131,809
IAMGOLD Corp.	146,616	2,326,221 *
Ivanhoe Mines Ltd., Class A Shares	198,766	1,556,504 *
Kinross Gold Corp.	302,768	7,166,132
Lundin Gold Inc.	25,032	1,349,919
Lundin Mining Corp.	171,350	4,173,995
LunR Royalties Corp.	5,221	69,552 *
Pan American Silver Corp.	104,598	4,687,465
Teck Resources Ltd., Class B Shares	118,604	7,061,484
Wheaton Precious Metals Corp.	115,028	12,935,025
Total Metals & Mining		98,835,129

Total Materials		106,511,010
Real Estate — 0.2%
Real Estate Management & Development — 0.2%
FirstService Corp.	10,430	1,482,585

Utilities — 2.3%
Electric Utilities — 1.9%
Emera Inc.	77,182	4,092,618
Fortis Inc.	128,736	7,372,546
Hydro One Ltd.	80,460	3,317,646 (a)
Total Electric Utilities		14,782,810
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Canada ETF
(Percentages shown based on Fund net assets)
Security			Shares	Value

Gas Utilities — 0.4%
AltaGas Ltd.			78,076	$2,883,103

Total Utilities				17,665,913
Total Common Stocks (Cost — $589,073,462)				765,329,815
		Expiration Date	Warrants
Warrants — 0.0%††
Information Technology — 0.0%††
Software — 0.0%††
Constellation Software Inc. (Cost — $0)		3/31/40	3,981	0 *(b)(c)(d)
Total Investments before Short-Term Investments (Cost — $589,073,462)				765,329,815
	Rate		Shares
Short-Term Investments — 0.7%
Money Market Funds — 0.6%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $4,939,358)	3.545%		4,939,358	4,939,358 (e)(f)
		Maturity Date	Face Amount
Time Deposits — 0.1%
Royal Bank of Canada (Cost — $493,392)	2.100%	7/2/26	$700,000	493,392

Total Short-Term Investments (Cost — $5,432,750)				5,432,750
Total Investments — 100.6% (Cost — $594,506,212)				770,762,565
Liabilities in Excess of Other Assets — (0.6)%				(4,410,756)
Total Net Assets — 100.0%				$766,351,809

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $4,939,358 and the cost was $4,939,358 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.6%
Communication Services — 17.1%
Diversified Telecommunication Services — 0.2%
China Tower Corp. Ltd., Class H Shares	427,000	$479,705 (a)
Entertainment — 2.3%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A Shares	18,300	50,872
Beijing Enlight Media Co. Ltd., Class A Shares	24,400	39,864
Beijing Jetsen Technology Co. Ltd., Class A Shares	18,300	12,806
China Film Group Co. Ltd., Class A Shares	12,200	23,221
China Ruyi Holdings Ltd.	976,000	185,441 *
Damai Entertainment Holdings Ltd.	1,220,000	70,785 *
Giant Network Group Co. Ltd., Class A Shares	12,200	49,533
iQIYI Inc., ADR	47,275	49,166 *
Kingnet Network Co. Ltd., Class A Shares	18,300	43,809
Kingsoft Corp. Ltd.	85,400	241,541
Mango Excellent Media Co. Ltd., Class A Shares	12,200	26,294
NetEase Cloud Music Inc.	6,100	80,042 *(a)
NetEase Inc.	164,700	4,250,838
Ourpalm Co. Ltd., Class A Shares	18,300	10,514 *
Perfect World Co. Ltd., Class A Shares	12,200	22,322
Ruyi Film Entertainment Co. Ltd., Class A Shares	18,300	25,881 *
Talkweb Information System Co. Ltd., Class A Shares	12,200	50,342 *
Tencent Music Entertainment Group, ADR	45,294	378,205
Zhejiang Daily Digital Culture Group Co. Ltd., Class A Shares	12,200	18,296
Zhejiang Huace Film & Television Co. Ltd., Class A Shares	18,300	19,087
Total Entertainment		5,648,859
Interactive Media & Services — 14.4%
Autohome Inc., ADR	5,368	102,153
Baidu Inc., Class A Shares	192,150	2,685,477 *
Bilibili Inc., Class Z Shares	25,620	430,264 *
JOYY Inc., ADR	2,312	152,569
Kuaishou Technology	256,200	1,359,073 (a)
Kunlun Tech Co. Ltd., Class A Shares	6,100	36,269 *
Meitu Inc.	305,000	145,848 (a)
Tencent Holdings Ltd.	564,378	30,931,920
Weibo Corp., Class A Shares	8,540	61,529
Total Interactive Media & Services		35,905,102
Media — 0.1%
Bluefocus Intelligent Communications Group Co. Ltd., Class A Shares	24,400	49,461
China Literature Ltd.	36,600	88,302 *(a)
China South Publishing & Media Group Co. Ltd., Class A Shares	12,200	17,685
Chinese Universe Publishing and Media Group Co. Ltd., Class A Shares	12,200	11,916
Focus Media Information Technology Co. Ltd., Class A Shares	103,700	73,941
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A Shares	18,300	23,697
Leo Group Co. Ltd., Class A Shares	61,000	42,686
Oriental Pearl Group Co. Ltd., Class A Shares	24,400	29,871
People.cn Co. Ltd., Class A Shares	12,200	26,582
Total Media		364,141
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Wireless Telecommunication Services — 0.1%
China United Network Communications Ltd., Class A Shares	207,400	$122,216

Total Communication Services		42,520,023
Consumer Discretionary — 21.4%
Automobile Components — 0.6%
Anhui Zhongding Sealing Parts Co. Ltd., Class A Shares	12,200	32,154
Bethel Automotive Safety Systems Co. Ltd., Class A Shares	9,076	33,213
CALB Group Co. Ltd., Class H Shares	36,600	109,398 *(a)
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A Shares	1,900	25,365
Fuyao Glass Industry Group Co. Ltd., Class A Shares	12,200	90,655
Fuyao Glass Industry Group Co. Ltd., Class H Shares	55,000	359,090 (a)
Huayu Automotive Systems Co. Ltd., Class A Shares	24,400	55,788
Huizhou Desay Sv Automotive Co. Ltd., Class A Shares	3,900	46,825
Minth Group Ltd.	65,100	219,323
Ningbo Joyson Electronic Corp., Class A Shares	12,200	38,839
Ningbo Tuopu Group Co. Ltd., Class A Shares	12,200	101,403
Sailun Group Co. Ltd., Class A Shares	24,400	41,445
Sensteed Hi-tech Group, Class A Shares	61,000	25,881 *
Shandong Linglong Tyre Co. Ltd., Class A Shares	12,200	18,314
Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A Shares	12,200	20,166 *
Shenzhen Kedali Industry Co. Ltd., Class A Shares	1,800	50,197
Wanxiang Qianchao Co. Ltd., Class A Shares	24,400	46,478
Weifu High-Technology Group Co. Ltd., Class A Shares	6,100	15,295
Weifu High-Technology Group Co. Ltd., Class B Shares	18,300	28,563
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A Shares	18,300	29,898
Total Automobile Components		1,388,290
Automobiles — 3.4%
AIMA Technology Group Co. Ltd., Class A Shares	6,100	17,532
Anhui Jianghuai Automobile Group Corp. Ltd., Class A Shares	12,200	46,424 *
BAIC BluePark New Energy Technology Co. Ltd., Class A Shares	48,800	35,011 *
BAIC Motor Corp. Ltd., Class H Shares	244,000	24,269 *(a)
Brilliance China Automotive Holdings Ltd.	244,000	59,428
BYD Co. Ltd., Class A Shares	36,600	429,732
BYD Co. Ltd., Class H Shares	335,500	3,099,569
Chongqing Afari Technology Co. Ltd., Class A Shares	30,500	36,665 *
Chongqing Changan Automobile Co. Ltd., Class A Shares	61,000	64,433
Chongqing Changan Automobile Co. Ltd., Class B Shares	146,400	60,860
Geely Automobile Holdings Ltd.	566,000	1,216,870
Great Wall Motor Co. Ltd., Class A Shares	18,300	40,682
Great Wall Motor Co. Ltd., Class H Shares	213,500	239,852
Guangzhou Automobile Group Co. Ltd., Class A Shares	36,600	27,391 *
Guangzhou Automobile Group Co. Ltd., Class H Shares	244,000	64,718 *
Li Auto Inc., Class A Shares	109,800	645,186 *
NIO Inc., Class A Shares	168,970	834,718 *
SAIC Motor Corp. Ltd., Class A Shares	61,000	87,708
Seres Group Co. Ltd., Class A Shares	12,200	110,084
VOYAH Automobile Technology Co. Ltd., Class H Shares	70,819	26,189 *
XPeng Inc., Class A Shares	134,200	866,767 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobiles — continued
Yadea Group Holdings Ltd.	122,000	$138,614 (a)
Zhejiang Leapmotor Technology Co. Ltd., Class H Shares	54,900	241,385 *(a)
Total Automobiles		8,414,087
Broadline Retail — 11.3%
Alibaba Group Holding Ltd.	1,650,311	19,539,709
CCOOP Group Co. Ltd., Class A Shares	134,200	26,295 *
JD.com Inc., Class A Shares	222,650	2,817,887
MINISO Group Holding Ltd.	36,600	110,051
PDD Holdings Inc., ADR	69,545	5,304,893 *
Vipshop Holdings Ltd., ADR	18,849	249,938
Total Broadline Retail		28,048,773
Distributors — 0.0%††
Wuchan Zhongda Group Co. Ltd., Class A Shares	48,800	33,933
Zhejiang China Commodities City Group Co. Ltd., Class A Shares	36,600	54,781
Total Distributors		88,714
Diversified Consumer Services — 0.3%
New Oriental Education & Technology Group Inc.	128,100	586,100
Offcn Education Technology Co. Ltd., Class A Shares	42,700	11,323 *
TAL Education Group, ADR	27,389	262,113 *
Total Diversified Consumer Services		859,536
Hotels, Restaurants & Leisure — 3.7%
BTG Hotels Group Co. Ltd., Class A Shares	6,100	9,813
Guming Holdings Ltd.	48,800	131,551
H World Group Ltd.	176,900	752,531
Haidilao International Holding Ltd.	141,000	190,948 (a)
Meituan, Class B Shares	498,200	4,351,758 *(a)
Mixue Group, Class H Shares	3,800	110,772 *
Shanghai Jinjiang International Hotels Co. Ltd., Class A Shares	6,100	16,167
Shanghai Jinjiang International Hotels Co. Ltd., Class B Shares	18,300	26,443
Songcheng Performance Development Co. Ltd., Class A Shares	18,300	15,663
Tongcheng Travel Holdings Ltd.	122,000	186,530
TravelSky Technology Ltd., Class H Shares	82,000	84,488
Trip.com Group Ltd.	54,500	2,165,531 *
Yum China Holdings Inc.	30,500	1,243,017
Total Hotels, Restaurants & Leisure		9,285,212
Household Durables — 0.7%
Beijing Roborock Technology Co. Ltd., Class A Shares	1,534	21,462
Ecovacs Robotics Co. Ltd., Class A Shares	6,100	45,606
Gree Electric Appliances Inc. of Zhuhai, Class A Shares	24,400	134,797
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A Shares	6,100	9,957
Haier Smart Home Co. Ltd., Class A Shares	42,700	128,389
Haier Smart Home Co. Ltd., Class H Shares	207,400	528,414
Hangzhou GreatStar Industrial Co. Ltd.	6,100	27,948
Hangzhou Robam Appliances Co. Ltd., Class A Shares	6,100	13,138
Hisense Home Appliances Group Co. Ltd., Class H Shares	26,000	80,765
Hisense Visual Technology Co. Ltd., Class A Shares	12,200	50,090
Jason Furniture Hangzhou Co. Ltd., Class A Shares	6,100	20,094
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — continued
Midea Group Co. Ltd., Class H Shares	54,900	$578,260
Shenzhen MTC Co. Ltd., Class A Shares	36,600	56,022
Sichuan Changhong Electric Co. Ltd., Class A Shares	36,600	37,635
Zhejiang Supor Co. Ltd., Class A Shares	6,100	35,586
Total Household Durables		1,768,163
Specialty Retail — 0.6%
China Tourism Group Duty Free Corp. Ltd., Class A Shares	12,200	96,533
China Tourism Group Duty Free Corp. Ltd., Class H Shares	12,200	73,990 (a)
HLA Group Corp. Ltd., Class A Shares	42,700	32,899
Pop Mart International Group Ltd.	61,000	1,203,346 (a)(b)
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A Shares	30,500	18,467 *
Topsports International Holdings Ltd.	244,000	54,139 (a)
Zhongsheng Group Holdings Ltd.	61,000	37,726 *
Total Specialty Retail		1,517,100
Textiles, Apparel & Luxury Goods — 0.8%
ANTA Sports Products Ltd.	110,740	1,003,319
Bosideng International Holdings Ltd.	366,000	199,754
Lao Feng Xiang Co. Ltd., Class B Shares	18,300	54,717
Laopu Gold Co. Ltd., Class H Shares	4,700	207,609
Li Ning Co. Ltd.	183,000	343,502
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A Shares	12,200	23,185
Xtep International Holdings Ltd.	122,000	58,495
Total Textiles, Apparel & Luxury Goods		1,890,581

Total Consumer Discretionary		53,260,456
Consumer Staples — 3.2%
Beverages — 1.6%
Anhui Gujing Distillery Co. Ltd., Class A Shares	2,200	25,863
Anhui Gujing Distillery Co. Ltd., Class B Shares	12,200	80,508
Beijing Shunxin Agriculture Co. Ltd., Class A Shares	6,100	8,807 *
Beijing Yanjing Brewery Co. Ltd., Class A Shares	24,400	36,413
China Resources Beer Holdings Co. Ltd.	144,525	392,180
Chongqing Brewery Co. Ltd., Class A Shares	6,100	37,114
Eastroc Beverage Group Co. Ltd., Class A Shares	3,783	68,788
Guangzhou Zhujiang Brewery Co. Ltd., Class A Shares	12,200	13,606
Jiangsu King’s Luck Brewery JSC Ltd., Class A Shares	12,200	42,614
Jiangsu Yanghe Distillery Co. Ltd., Class A Shares	12,200	68,567
Kweichow Moutai Co. Ltd., Class A Shares	7,950	1,388,427
Luzhou Laojiao Co. Ltd., Class A Shares	9,350	106,778
Nongfu Spring Co. Ltd., Class H Shares	158,600	801,287 (a)
Shanghai Bairun Investment Holding Group Co. Ltd., Class A Shares	6,100	15,205
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A Shares	7,720	124,387
Sichuan Swellfun Co. Ltd., Class A Shares	6,100	25,468
Tsingtao Brewery Co. Ltd., Class A Shares	6,100	46,936
Tsingtao Brewery Co. Ltd., Class H Shares	55,109	302,458
Wuliangye Yibin Co. Ltd., Class A Shares	24,400	265,999
Yantai Changyu Pioneer Wine Co. Ltd., Class B Shares	24,400	25,980
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Beverages — continued
ZJLD Group Inc.	61,000	$56,861 (a)
Total Beverages		3,934,246
Consumer Staples Distribution & Retail — 0.4%
Alibaba Health Information Technology Ltd.	518,000	203,447 *
East Buy Holding Ltd.	30,500	87,820 *(a)
JD Health International Inc.	94,550	395,945 *(a)
Ping An Healthcare and Technology Co. Ltd.	85,400	76,012 *(a)
Shenzhen Agricultural Power Group Co. Ltd., Class A Shares	12,200	10,065
Sun Art Retail Group Ltd.	183,000	21,702
Yifeng Pharmacy Chain Co. Ltd., Class A Shares	12,200	32,315
Yonghui Superstores Co. Ltd., Class A Shares	61,000	25,522 *
Total Consumer Staples Distribution & Retail		852,828
Food Products — 0.9%
Angel Yeast Co. Ltd., Class A Shares	6,100	32,531
Beijing Dabeinong Technology Group Co. Ltd., Class A Shares	30,500	12,401
Bright Dairy & Food Co. Ltd., Class A Shares	12,200	10,910
China Feihe Ltd.	305,000	108,900 (a)
China Mengniu Dairy Co. Ltd.	272,000	558,079
Chongqing Fuling Zhacai Group Co. Ltd., Class A Shares	6,100	9,705
COFCO Sugar Holding Co. Ltd., Class A Shares	12,200	22,161
Foshan Haitian Flavouring & Food Co. Ltd., Class A Shares	30,500	148,995
Fujian Sunner Development Co. Ltd., Class A Shares	12,200	27,247
Guangdong Haid Group Co. Ltd., Class A Shares	12,200	80,177
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A Shares	6,100	44,096
Heilongjiang Agriculture Co. Ltd., Class A Shares	12,200	19,483
Henan Shuanghui Investment & Development Co. Ltd., Class A Shares	24,400	80,519
Inner Mongolia Yili Industrial Group Co. Ltd., Class A Shares	42,700	150,721
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A Shares	6,100	15,600
Muyuan Foods Group Co. Ltd., Class A Shares	36,600	188,661
New Hope Liuhe Co. Ltd., Class A Shares	36,600	33,807
Tingyi Cayman Islands Holding Corp.	167,000	208,269
Uni-President China Holdings Ltd.	122,000	105,011
Want Want China Holdings Ltd.	366,000	158,216
Wens Foodstuff Group Co. Ltd., Class A Shares	42,700	77,499
Yihai International Holding Ltd.	46,000	74,672
Yihai Kerry Arawana Holdings Co. Ltd., Class A Shares	12,200	41,805
Yuan Longping High-tech Agriculture Co. Ltd., Class A Shares	12,200	13,552
Total Food Products		2,223,017
Household Products — 0.0%††
Blue Moon Group Holdings Ltd.	152,500	57,173 (a)
C&S Paper Co. Ltd., Class A Shares	12,200	11,952
Total Household Products		69,125
Personal Care Products — 0.2%
By-health Co. Ltd., Class A Shares	12,200	16,248
Giant Biogene Holding Co. Ltd.	36,600	123,680 (a)
Hengan International Group Co. Ltd.	61,000	169,106
Mao Geping Cosmetics Co. Ltd., Class H Shares	12,200	80,664
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Personal Care Products — continued
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A Shares	6,100	$28,316
Total Personal Care Products		418,014
Tobacco — 0.1%
RLX Technology Inc., ADR	60,756	115,436
Smoore International Holdings Ltd.	183,000	163,817 (a)
Total Tobacco		279,253

Total Consumer Staples		7,776,483
Energy — 3.0%
Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class A Shares	12,200	19,429
China Oilfield Services Ltd., Class H Shares	168,000	133,894
CNOOC Energy Technology & Services Ltd., Class A Shares	54,900	26,932
Offshore Oil Engineering Co. Ltd., Class A Shares	30,500	22,601 *
Sinopec Oilfield Service Corp., Class H Shares	244,000	17,424 *
Yantai Jereh Oilfield Services Group Co. Ltd., Class A Shares	6,100	137,043
Total Energy Equipment & Services		357,323
Oil, Gas & Consumable Fuels — 2.9%
China Coal Energy Co. Ltd., Class A Shares	36,600	65,673
China Coal Energy Co. Ltd., Class H Shares	218,000	273,819
China Merchants Energy Shipping Co. Ltd., Class A Shares	48,800	126,313
China Petroleum & Chemical Corp., Class A Shares	213,500	140,278
China Petroleum & Chemical Corp., Class H Shares	2,030,000	1,035,444
China Shenhua Energy Co. Ltd., Class A Shares	36,600	210,498
China Shenhua Energy Co. Ltd., Class H Shares	306,334	1,567,208
China Suntien Green Energy Corp. Ltd., Class H Shares	122,000	48,227
COSCO Shipping Energy Transportation Co. Ltd., Class A Shares	24,400	64,487
COSCO Shipping Energy Transportation Co. Ltd., Class H Shares	122,000	215,155
Guanghui Energy Co. Ltd., Class A Shares	48,800	35,514
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A Shares	18,300	62,330
Inner Mongolia Yitai Coal Co. Ltd., Class B Shares	79,300	209,273
Jizhong Energy Resources Co. Ltd., Class A Shares	26,880	15,760
Oriental Energy Co. Ltd., Class A Shares	12,200	9,454 *
PetroChina Co. Ltd., Class A Shares	164,700	210,606
PetroChina Co. Ltd., Class H Shares	1,880,000	2,032,938
Pingdingshan Tianan Coal Mining Co. Ltd., Class A Shares	18,300	19,276
Shaanxi Coal Industry Co. Ltd., Class A Shares	61,000	182,874
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A Shares	24,400	27,499
Shanxi Coking Coal Energy Group Co. Ltd., Class A Shares	42,700	36,485
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A Shares	24,400	51,331
Yankuang Energy Group Co. Ltd., Class A Shares	36,600	95,813
Yankuang Energy Group Co. Ltd., Class H Shares	287,150	404,615
Total Oil, Gas & Consumable Fuels		7,140,870

Total Energy		7,498,193
Financials — 18.6%
Banks — 11.8%
Agricultural Bank of China Ltd., Class A Shares	549,000	490,930
Agricultural Bank of China Ltd., Class H Shares	2,806,000	1,910,730
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Bank of Beijing Co. Ltd., Class A Shares	140,300	$101,277
Bank of Changsha Co. Ltd., Class A Shares	30,500	39,136
Bank of Chengdu Co. Ltd., Class A Shares	30,500	79,530
Bank of China Ltd., Class A Shares	274,500	231,311
Bank of China Ltd., Class H Shares	6,100,000	3,881,511
Bank of Communications Co. Ltd., Class A Shares	341,600	323,584
Bank of Communications Co. Ltd., Class H Shares	671,000	576,704
Bank of Guiyang Co. Ltd., Class A Shares	30,500	23,050
Bank of Hangzhou Co. Ltd., Class A Shares	42,700	90,898
Bank of Jiangsu Co. Ltd., Class A Shares	122,000	193,748
Bank of Nanjing Co. Ltd., Class A Shares	79,300	115,539
Bank of Ningbo Co. Ltd., Class A Shares	42,700	186,765
Bank of Qingdao Co. Ltd., Class A Shares	24,400	18,261
Bank of Shanghai Co. Ltd., Class A Shares	91,500	117,004
Bank of Zhengzhou Co. Ltd., Class A Shares	48,800	11,862
China Bohai Bank Co. Ltd., Class H Shares	244,000	22,402 *(a)
China CITIC Bank Corp. Ltd., Class A Shares	91,500	93,414
China CITIC Bank Corp. Ltd., Class H Shares	793,000	672,458
China Construction Bank Corp., Class A Shares	140,300	199,041
China Construction Bank Corp., Class H Shares	7,991,000	8,223,280
China Everbright Bank Co. Ltd., Class A Shares	298,900	127,257
China Everbright Bank Co. Ltd., Class H Shares	305,000	113,956
China Merchants Bank Co. Ltd., Class A Shares	134,200	701,842
China Merchants Bank Co. Ltd., Class H Shares	342,400	1,961,299
China Minsheng Banking Corp. Ltd., Class A Shares	231,800	109,958
China Minsheng Banking Corp. Ltd., Class H Shares	610,000	244,247
China Zheshang Bank Co. Ltd., Class A Shares	146,400	56,722
China Zheshang Bank Co. Ltd., Class H Shares	305,000	82,453
Chongqing Rural Commercial Bank Co. Ltd., Class A Shares	61,000	54,907
Chongqing Rural Commercial Bank Co. Ltd., Class H Shares	183,000	134,881
CNPC Capital Co. Ltd., Class A Shares	54,900	53,299
Huaxia Bank Co. Ltd., Class A Shares	97,600	91,877
Industrial & Commercial Bank of China Ltd., Class A Shares	488,000	508,273
Industrial & Commercial Bank of China Ltd., Class H Shares	7,198,000	5,901,919
Industrial Bank Co. Ltd., Class A Shares	134,200	327,394
Ping An Bank Co. Ltd., Class A Shares	128,100	189,659
Postal Savings Bank of China Co. Ltd., Class A Shares	189,100	137,340
Postal Savings Bank of China Co. Ltd., Class H Shares	854,000	497,673 (a)
Shanghai Pudong Development Bank Co. Ltd., Class A Shares	219,600	278,544
Shanghai Rural Commercial Bank Co. Ltd., Class A Shares	67,100	74,039
Total Banks		29,249,974
Capital Markets — 2.4%
Beijing Compass Technology Development Co. Ltd., Class A Shares	6,100	82,379
BOC International China Co. Ltd., Class A Shares	18,300	34,104
Caida Securities Co. Ltd., Class A Shares	24,400	26,816
Caitong Securities Co. Ltd., Class A Shares	36,600	46,640
Central China Securities Co. Ltd., Class A Shares	24,400	14,342
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Central China Securities Co. Ltd., Class H Shares	61,000	$13,301
Changjiang Securities Co. Ltd., Class A Shares	42,700	61,332
China Cinda Asset Management Co. Ltd., Class H Shares	1,098,000	130,213
China CITIC Financial Asset Management Co. Ltd., Class H Shares	1,769,000	124,068 *(a)
China Everbright Ltd.	76,000	50,492
China Galaxy Securities Co. Ltd., Class A Shares	42,700	79,072
China Galaxy Securities Co. Ltd., Class H Shares	335,500	314,877
China Great Wall Securities Co. Ltd., Class A Shares	24,400	29,979
China International Capital Corp. Ltd., Class A Shares	18,300	97,458
China International Capital Corp. Ltd., Class H Shares	146,400	392,040 (a)
China Merchants Securities Co. Ltd., Class A Shares	48,800	151,691
China Merchants Securities Co. Ltd., Class H Shares	36,600	80,602 (a)
Chinalin Securities Co. Ltd., Class A Shares	6,100	12,069 *
Cinda Securities Co. Ltd., Class A Shares	12,200	29,098
CITIC Securities Co. Ltd., Class A Shares	79,300	335,635
CITIC Securities Co. Ltd., Class H Shares	122,000	424,088
CSC Financial Co. Ltd., Class A Shares	30,500	130,618
CSC Financial Co. Ltd., Class H Shares	61,000	93,654 (a)
Dongxing Securities Co. Ltd., Class A Shares	24,400	48,850
East Money Information Co. Ltd., Class A Shares	103,700	311,344
Everbright Securities Co. Ltd., Class A Shares	30,500	64,837
Everbright Securities Co. Ltd., Class H Shares	24,400	22,962 (a)
First Capital Securities Co. Ltd., Class A Shares	36,600	35,425
Founder Securities Co. Ltd., Class A Shares	54,900	58,232
GF Securities Co. Ltd., Class A Shares	36,600	126,170
GF Securities Co. Ltd., Class H Shares	97,600	211,453
Guangdong Golden Dragon Development Inc., Class A Shares	6,100	7,962 *
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A Shares	24,400	28,110
Guolian Minsheng Securities Co. Ltd., Class A Shares	24,400	31,776
Guosen Securities Co. Ltd., Class A Shares	42,700	62,842
Guosheng Securities Inc., Class A Shares	18,300	29,655 *
Guotai Haitong Securities Co. Ltd., Class A Shares	91,500	245,330
Guotai Haitong Securities Co. Ltd., Class H Shares	268,400	508,252 (a)
Guoyuan Securities Co. Ltd., Class A Shares	30,500	33,654
Hithink RoyalFlush Information Network Co. Ltd., Class A Shares	4,620	164,028
Huaan Securities Co. Ltd., Class A Shares	30,500	49,920
Huatai Securities Co. Ltd., Class A Shares	48,800	148,240
Huatai Securities Co. Ltd., Class H Shares	122,000	259,805 (a)
Huaxi Securities Co. Ltd., Class A Shares	18,300	22,026
Industrial Securities Co. Ltd., Class A Shares	61,000	54,278
J-Yuan Trust Co. Ltd., Class A Shares	73,200	26,312 *
Minmetals Capital Co. Ltd., Class A Shares	30,500	20,489
Nanjing Securities Co. Ltd., Class A Shares	24,400	23,616
Northeast Securities Co. Ltd., Class A Shares	18,300	22,646
Orient Securities Co. Ltd., Class A Shares	48,800	67,866
Orient Securities Co. Ltd., Class H Shares	97,600	68,078 (a)
Pacific Securities Co. Ltd., Class A Shares	42,700	21,199 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
SDIC Capital Co. Ltd., Class A Shares	42,700	$41,203
Sealand Securities Co. Ltd., Class A Shares	48,800	26,456
Shaanxi International Trust Co. Ltd., Class A Shares	42,700	17,362
Shanxi Securities Co. Ltd., Class A Shares	30,500	23,185
Shenwan Hongyuan Group Co. Ltd., Class A Shares	146,400	94,897
Shenwan Hongyuan Group Co. Ltd., Class H Shares	195,200	62,229 (a)
Sinolink Securities Co. Ltd., Class A Shares	30,500	39,450
SooChow Securities Co. Ltd., Class A Shares	36,600	42,704
Southwest Securities Co. Ltd., Class A Shares	54,900	32,513
SPIC Industry-Finance Holdings Co. Ltd., Class A Shares	30,500	25,342
Tianfeng Securities Co. Ltd., Class A Shares	67,100	33,313 *
Western Securities Co. Ltd., Class A Shares	36,600	34,993
Xiangcai Co. Ltd., Class A Shares	18,300	20,300 *
Zheshang Securities Co. Ltd., Class A Shares	30,500	42,686
Zhongtai Securities Co. Ltd., Class A Shares	48,800	38,246
Total Capital Markets		6,104,804
Consumer Finance — 0.1%
Lufax Holding Ltd., ADR	20,557	27,135 *
Qfin Holdings Inc., ADR	8,916	140,962
Total Consumer Finance		168,097
Financial Services — 0.1%
Far East Horizon Ltd.	244,000	166,462
Lakala Payment Co. Ltd., Class A Shares	8,540	19,249
Total Financial Services		185,711
Insurance — 4.2%
China Life Insurance Co. Ltd., Class H Shares	671,000	2,281,146
China Pacific Insurance Group Co. Ltd., Class A Shares	42,700	179,406
China Pacific Insurance Group Co. Ltd., Class H Shares	231,800	794,535
China Reinsurance Group Corp., Class H Shares	610,000	86,342
China Taiping Insurance Holdings Co. Ltd.	122,000	280,340
New China Life Insurance Co. Ltd., Class A Shares	12,200	107,226
New China Life Insurance Co. Ltd., Class H Shares	85,400	501,158
People’s Insurance Co. Group of China Ltd., Class A Shares	73,200	72,898
People’s Insurance Co. Group of China Ltd., Class H Shares	793,000	474,260
PICC Property & Casualty Co. Ltd., Class H Shares	623,000	1,137,631
Ping An Insurance Group Co. of China Ltd., Class A Shares	67,100	471,914
Ping An Insurance Group Co. of China Ltd., Class H Shares	585,950	3,814,404
Sunshine Insurance Group Co. Ltd., Class H Shares	213,500	92,565
ZhongAn Online P&C Insurance Co. Ltd., Class H Shares	91,500	105,011 *(a)
Total Insurance		10,398,836

Total Financials		46,107,422
Health Care — 5.4%
Biotechnology — 2.1%
3SBio Inc.	166,500	358,603 (a)
Akeso Inc.	63,000	707,360 *(a)
Anhui Anke Biotechnology Group Co. Ltd., Class A Shares	12,200	14,109
Beijing Tiantan Biological Products Corp. Ltd., Class A Shares	12,200	20,813
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A Shares	6,121	$24,320 *
BeOne Medicines Ltd., Class H Shares	73,200	1,590,564 *
CanSino Biologics Inc., Class H Shares	12,200	34,661 *(a)
Chongqing Zhifei Biological Products Co. Ltd., Class A Shares	18,300	31,515 *
Gan & Lee Pharmaceuticals Co. Ltd., Class A Shares	6,100	51,007
Hualan Biological Engineering Inc., Class A Shares	12,200	21,909
Imeik Technology Development Co. Ltd., Class A Shares	2,020	25,949
Innovent Biologics Inc.	146,500	1,487,035 *(a)
Remegen Co. Ltd., Class A Shares	2,362	45,326 *
Remegen Co. Ltd., Class H Shares	16,000	151,593 *(a)
Shanghai Junshi Biosciences Co. Ltd., Class A Shares	4,894	24,383 *
Shanghai Junshi Biosciences Co. Ltd., Class H Shares	24,400	51,805 *(a)
Shanghai RAAS Blood Products Co. Ltd., Class A Shares	61,000	39,001
Shenzhen Kangtai Biological Products Co. Ltd., Class A Shares	6,100	10,191
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H Shares	6,100	339,302 *
Walvax Biotechnology Co. Ltd., Class A Shares	12,200	23,347
Yili Chuanning Biotechnology Co. Ltd., Class A Shares	18,300	21,406
Zai Lab Ltd.	97,600	179,965 *
Total Biotechnology		5,254,164
Health Care Equipment & Supplies — 0.3%
Angelalign Technology Inc.	4,400	37,199 (a)
APT Medical Inc., Class A Shares	714	19,098
Intco Medical Technology Co. Ltd., Class A Shares	6,100	35,200
Jafron Biomedical Co. Ltd., Class A Shares	6,100	13,839
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A Shares	6,100	23,059
Lepu Medical Technology Beijing Co. Ltd., Class A Shares	18,300	31,947
Microport Scientific Corp.	91,500	71,991 *
Ovctek China Inc., Class A Shares	6,100	9,463
Shandong Pharmaceutical Glass Co. Ltd., Class A Shares	6,100	16,580
Shandong Weigao Group Medical Polymer Co. Ltd., Class H Shares	219,600	88,769
Shanghai United Imaging Healthcare Co. Ltd., Class A Shares	5,398	80,501
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A Shares	7,600	152,078
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A Shares	6,100	37,743
Total Health Care Equipment & Supplies		617,467
Health Care Providers & Services — 0.3%
Aier Eye Hospital Group Co. Ltd., Class A Shares	67,100	81,651
China Meheco Group Co. Ltd., Class A Shares	12,200	15,726
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A Shares	12,200	36,018
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H Shares	20,100	36,422
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A Shares	6,100	20,202
Huadong Medicine Co. Ltd., Class A Shares	12,200	50,540
Jointown Pharmaceutical Group Co. Ltd., Class A Shares	42,700	29,502
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A Shares	30,500	22,601
Shanghai Pharmaceuticals Holding Co. Ltd., Class A Shares	24,400	55,356
Shanghai Pharmaceuticals Holding Co. Ltd., Class H Shares	61,000	88,676
Sinopharm Group Co. Ltd., Class H Shares	122,000	247,514
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Providers & Services — continued
Topchoice Medical Corp., Class A Shares	6,100	$30,446
Total Health Care Providers & Services		714,654
Health Care Technology — 0.0%††
Winning Health Technology Group Co. Ltd., Class A Shares	18,300	18,143 *
Life Sciences Tools & Services — 1.3%
Genscript Biotech Corp.	122,000	190,264 *
Hangzhou Tigermed Consulting Co. Ltd., Class A Shares	6,100	43,135
Hangzhou Tigermed Consulting Co. Ltd., Class H Shares	12,200	54,077 (a)
Joinn Laboratories China Co. Ltd., Class H Shares	12,200	28,921 (a)
Pharmaron Beijing Co. Ltd., Class A Shares	12,200	51,996
Pharmaron Beijing Co. Ltd., Class H Shares	30,500	70,979 (a)
WuXi AppTec Co. Ltd., Class A Shares	18,300	335,671
WuXi AppTec Co. Ltd., Class H Shares	42,700	836,897 (a)
WuXi Biologics Cayman Inc.	336,793	1,485,968 *(a)
WuXi XDC Cayman Inc.	35,000	254,621 *
Total Life Sciences Tools & Services		3,352,529
Pharmaceuticals — 1.4%
Apeloa Pharmaceutical Co. Ltd., Class A Shares	12,200	29,943
Beijing Tong Ren Tang Co. Ltd., Class A Shares	12,200	41,535
Changchun High-Tech Industry Group Co. Ltd., Class A Shares	2,200	21,585
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A Shares	6,100	18,377
China Medical System Holdings Ltd.	122,000	159,928
China Resources Double Crane Pharmaceutical Co. Ltd., Class A Shares	12,200	28,829
China Resources Pharmaceutical Group Ltd.	183,000	98,944 (a)
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A Shares	12,200	40,421
China Traditional Chinese Medicine Holdings Co. Ltd.	366,000	63,006
CSPC Innovation Pharmaceutical Co. Ltd., Class A Shares	6,100	24,470 *
CSPC Pharmaceutical Group Ltd.	727,000	646,156
Dong-E-E-Jiao Co. Ltd., Class A Shares	6,100	40,763
Haisco Pharmaceutical Group Co. Ltd., Class A Shares	6,100	59,616
Hansoh Pharmaceutical Group Co. Ltd.	103,000	389,039 (a)
Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A Shares	6,100	21,046 *
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A Shares	42,700	327,358
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H Shares	24,400	179,996
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A Shares	6,100	16,850
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A Shares	12,200	31,866
Joincare Pharmaceutical Group Industry Co. Ltd., Class A Shares	18,300	25,396
Kangmei Pharmaceutical Co. Ltd., Class A Shares	103,700	18,332 *
Livzon Pharmaceutical Group Inc., Class A Shares	6,100	25,962
Livzon Pharmaceutical Group Inc., Class H Shares	12,200	37,150
Luye Pharma Group Ltd.	183,000	42,004 *(a)
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A Shares	12,200	12,707
Shanghai Allist Pharmaceuticals Co. Ltd., Class A Shares	3,904	62,804
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A Shares	18,300	60,578
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H Shares	30,500	58,767
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A Shares	6,100	28,658
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A Shares	12,200	26,959
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Sichuan Biokin Pharmaceutical Co. Ltd., Class A Shares	1,519	$65,797 *
Sichuan Kelun Pharmaceutical Co. Ltd., Class A Shares	12,200	69,232
Sino Biopharmaceutical Ltd.	854,000	480,249
Tasly Pharmaceutical Group Co. Ltd., Class A Shares	12,200	23,778
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A Shares	24,400	10,424
Yifan Pharmaceutical Co. Ltd., Class A Shares	12,200	16,805
Yunnan Baiyao Group Co. Ltd., Class A Shares	12,200	85,138
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A Shares	3,450	55,542
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A Shares	12,200	25,881
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A Shares	6,100	12,275
Zhejiang Medicine Co. Ltd., Class A Shares	6,100	10,245
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A Shares	6,100	20,956
Total Pharmaceuticals		3,515,367

Total Health Care		13,472,324
Industrials — 8.2%
Aerospace & Defense — 0.1%
AECC Aero-Engine Control Co. Ltd., Class A Shares	12,200	32,873
AECC Aviation Power Co. Ltd., Class A Shares	18,300	103,362
AviChina Industry & Technology Co. Ltd., Class H Shares	244,000	89,920
Avicopter PLC, Class A Shares	6,100	22,727
Kuang-Chi Technologies Co. Ltd., Class A Shares	12,200	54,494
Total Aerospace & Defense		303,376
Air Freight & Logistics — 0.8%
CMST Development Co. Ltd., Class A Shares	18,300	11,269
Eastern Air Logistics Co. Ltd., Class A Shares	12,200	28,972
J&T Global Express Ltd.	524,600	559,249 *
JD Logistics Inc.	170,800	255,915 *(a)
SF Holding Co. Ltd., Class A Shares	30,500	140,458
SF Holding Co. Ltd., Class H Shares	24,400	93,779
Sinotrans Ltd., Class A Shares	30,500	22,286
Sinotrans Ltd., Class H Shares	122,000	59,428
STO Express Co. Ltd., Class A Shares	12,200	26,169
YTO Express Group Co. Ltd., Class A Shares	24,400	56,615
ZTO Express Cayman Inc.	36,600	800,882
Total Air Freight & Logistics		2,055,022
Building Products — 0.1%
Beijing New Building Materials PLC, Class A Shares	12,200	32,513
China Lesso Group Holdings Ltd.	61,000	27,692
Zhejiang Weixing New Building Materials Co. Ltd., Class A Shares	12,200	14,720
Zhuzhou Kibing Group Co. Ltd., Class A Shares	18,300	27,579
Total Building Products		102,504
Commercial Services & Supplies — 0.1%
Beijing Originwater Technology Co. Ltd., Class A Shares	30,500	14,333
China Everbright Environment Group Ltd.	305,000	177,352
China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A Shares	24,400	20,921
Eternal Asia Supply Chain Management Ltd., Class A Shares	24,400	19,159
Zhefu Holding Group Co. Ltd., Class A Shares	48,800	36,377
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Commercial Services & Supplies — continued
Zhejiang Weiming Environment Protection Co. Ltd., Class A Shares	14,680	$33,261
Total Commercial Services & Supplies		301,403
Construction & Engineering — 0.6%
China Communications Services Corp. Ltd., Class H Shares	214,000	106,972
China Conch Venture Holdings Ltd.	122,000	169,262
China Energy Engineering Corp. Ltd., Class A Shares	237,900	93,576
China Energy Engineering Corp. Ltd., Class H Shares	366,000	51,805
China National Chemical Engineering Co. Ltd., Class A Shares	48,800	52,840
China Railway Group Ltd., Class A Shares	140,300	86,189
China Railway Group Ltd., Class H Shares	384,000	162,080
China State Construction Engineering Corp. Ltd., Class A Shares	274,500	175,505
China State Construction International Holdings Ltd.	150,000	133,320
Metallurgical Corp. of China Ltd., Class A Shares	122,000	43,854
Metallurgical Corp. of China Ltd., Class H Shares	305,000	51,339
Power Construction Corp. of China Ltd., Class A Shares	115,900	80,249
Shanghai Construction Group Co. Ltd., Class A Shares	61,000	19,950
Shanghai Tunnel Engineering Co. Ltd., Class A Shares	30,500	23,410
Shenzhen SED Industry Co. Ltd., Class A Shares	12,200	44,842
Sichuan Road and Bridge Group Co. Ltd., Class A Shares	48,800	56,219
Sinoma International Engineering Co., Class A Shares	18,300	19,222
Sinopec Engineering Group Co. Ltd., Class H Shares	122,000	76,697
Total Construction & Engineering		1,447,331
Electrical Equipment — 2.5%
Beijing Easpring Material Technology Co. Ltd., Class A Shares	6,100	43,171
China XD Electric Co. Ltd., Class A Shares	42,700	93,854
CNGR Advanced Material Co. Ltd., Class A Shares	6,100	39,316
Contemporary Amperex Technology Co. Ltd., Class A Shares	27,900	1,615,348
Contemporary Amperex Technology Co. Ltd., Class H Shares	19,300	1,727,686
Dongfang Electric Corp. Ltd., Class A Shares	18,300	77,562
Dongfang Electric Corp. Ltd., Class H Shares	36,600	99,504
Eve Energy Co. Ltd., Class A Shares	13,100	125,500
Fangda Carbon New Material Co. Ltd., Class A Shares	30,500	27,723
Far East Smarter Energy Co. Ltd., Class A Shares	12,200	60,155 *
GEM Co. Ltd., Class A Shares	42,700	41,580
Ginlong Technologies Co. Ltd., Class A Shares	6,100	81,193
Goldwind Science & Technology Co. Ltd., Class A Shares	24,400	85,910
Goldwind Science & Technology Co. Ltd., Class H Shares	73,200	98,197
Goneo Group Co. Ltd., Class A Shares	7,860	45,333
Gotion High-tech Co. Ltd., Class A Shares	12,200	49,443
Guangzhou Great Power Energy & Technology Co. Ltd., Class A Shares	3,200	39,057
Hainan Jinpan Smart Technology Co. Ltd., Class A Shares	3,149	39,265
Hunan Yuneng New Energy Battery Material Co. Ltd., Class A Shares	6,100	68,180
Jiangsu Linyang Energy Co. Ltd., Class A Shares	18,300	14,342
Jiangsu Zhongtian Technology Co. Ltd., Class A Shares	24,400	218,119
Jiangxi Special Electric Motor Co. Ltd., Class A Shares	12,200	17,991 *
JL Mag Rare-Earth Co. Ltd., Class A Shares	6,100	27,723
Ming Yang Smart Energy Group Ltd., Class A Shares	18,300	31,192
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — continued
NARI Technology Co. Ltd., Class A Shares	48,800	$164,272
Ningbo Deye Technology Corp., Class A Shares	6,100	95,418
Ningbo Orient Wires & Cables Co. Ltd., Class A Shares	6,100	37,303
Ningbo Sanxing Medical Electric Co. Ltd., Class A Shares	12,200	26,852
Qingdao TGOOD Electric Co. Ltd., Class A Shares	6,100	33,996
Shanghai Electric Group Co. Ltd., Class A Shares	85,400	88,067 *
Shanghai Electric Group Co. Ltd., Class H Shares	244,000	105,166
Shanghai Moons’ Electric Co. Ltd., Class A Shares	6,100	54,745
Shenzhen Megmeet Electrical Co. Ltd., Class A Shares	3,400	83,738
Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A Shares	12,200	34,077
Sichuan Huafeng Technology Co. Ltd., Class A Shares	2,755	76,103 *
Sungrow Power Supply Co. Ltd., Class A Shares	13,840	324,225
Sunwoda Electronic Co. Ltd., Class A Shares	12,200	34,131
TBEA Co. Ltd., Class A Shares	30,500	101,098
Titan Wind Energy Suzhou Co. Ltd., Class A Shares	12,200	15,151 *
Wolong Electric Group Co. Ltd., Class A Shares	12,200	59,490
Xuji Electric Co. Ltd., Class A Shares	12,200	39,001
Zhejiang Chint Electrics Co. Ltd., Class A Shares	18,300	67,587
Zhejiang Huayou Cobalt Co. Ltd., Class A Shares	12,200	86,737
Total Electrical Equipment		6,294,501
Ground Transportation — 0.3%
Daqin Railway Co. Ltd., Class A Shares	134,200	91,141
Full Truck Alliance Co. Ltd., ADR	64,416	523,058
Guangshen Railway Co. Ltd., Class A Shares	48,800	19,770
Guangshen Railway Co. Ltd., Class H Shares	122,000	31,892
Total Ground Transportation		665,861
Industrial Conglomerates — 0.3%
China Baoan Group Co. Ltd., Class A Shares	18,300	16,796
CITIC Ltd.	449,000	607,480
Fosun International Ltd.	213,500	108,355 *
Shanghai Industrial Holdings Ltd.	61,000	95,521
Total Industrial Conglomerates		828,152
Machinery — 2.2%
China CSSC Holdings Ltd., Class A Shares	48,800	242,922
China International Marine Containers Group Co. Ltd., Class A Shares	18,300	21,864
China International Marine Containers Group Co. Ltd., Class H Shares	67,100	63,574 *
CRRC Corp. Ltd., Class A Shares	164,700	126,170
CRRC Corp. Ltd., Class H Shares	366,000	209,555
Dongguan Yiheda Automation Co. Ltd., Class A Shares	6,100	24,272
FAW Jiefang Group Co. Ltd., Class A Shares	24,400	21,388
Guangdong Dtech Technology Co. Ltd., Class A Shares	1,400	113,621
Guangxi Liugong Machinery Co. Ltd., Class A Shares	12,200	13,570
Haitian International Holdings Ltd.	61,000	145,848
Han’s Laser Technology Industry Group Co. Ltd., Class A Shares	6,100	134,896
Harbin Boshi Automation Co. Ltd., Class A Shares	6,100	10,847
Hefei Meiya Optoelectronic Technology Inc., Class A Shares	6,100	12,878
Jiangsu Hengli Hydraulic Co. Ltd., Class A Shares	8,080	128,032
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
Kaishan Group Co. Ltd., Class A Shares	6,100	$25,773
Keda Industrial Group Co. Ltd., Class A Shares	12,200	24,803
Neway Valve Suzhou Co. Ltd., Class A Shares	6,100	45,202
North Industries Group Red Arrow Co. Ltd., Class A Shares	12,200	37,869
RoboTechnik Intelligent Technology Co. Ltd., Class A Shares	900	82,071
Sany Heavy Equipment International Holdings Co. Ltd.	122,000	103,299
Sany Heavy Industry Co. Ltd., Class A Shares	54,900	139,757
Sany Heavy Industry Co. Ltd., Class H Shares	61,000	144,215
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A Shares	6,100	41,877
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B Shares	24,400	36,112
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B Shares	109,800	28,328
Shenzhen Envicool Technology Co. Ltd., Class A Shares	7,960	93,297
Shenzhen Han’s CNC Technology Co. Ltd., Class A Shares	1,200	63,757
Shenzhen Inovance Technology Co. Ltd., Class A Shares	18,300	178,821
Siasun Robot & Automation Co. Ltd., Class A Shares	12,200	34,742 *
Sinotruk Hong Kong Ltd.	73,000	358,761
Tian Di Science & Technology Co. Ltd., Class A Shares	30,500	19,995
UBTech Robotics Corp. Ltd., Class H Shares	27,450	359,837 *
Weichai Power Co. Ltd., Class A Shares	42,700	171,416
Weichai Power Co. Ltd., Class H Shares	183,000	795,749
XCMG Construction Machinery Co. Ltd., Class A Shares	79,300	94,510
Yangzijiang Shipbuilding Holdings Ltd.	225,700	596,771
Yantai Eddie Precision Machinery Co. Ltd., Class A Shares	6,100	21,073
Yutong Bus Co. Ltd., Class A Shares	18,300	72,278
ZCZL Industrial Technology Group Co. Ltd.	12,200	25,000
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A Shares	12,200	78,775
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class H Shares	42,700	143,966
Zhuzhou CRRC Times Electric Co. Ltd., Class A Shares	5,544	56,077
Zhuzhou CRRC Times Electric Co. Ltd., Class H Shares	36,600	186,966
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A Shares	54,900	56,372
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H Shares	122,000	107,344
Total Machinery		5,494,250
Marine Transportation — 0.2%
COSCO Shipping Holdings Co. Ltd., Class A Shares	85,400	166,824
COSCO Shipping Holdings Co. Ltd., Class H Shares	213,500	354,198
Total Marine Transportation		521,022
Passenger Airlines — 0.2%
Air China Ltd., Class A Shares	85,400	76,115 *
Air China Ltd., Class H Shares	122,000	65,962 *
China Eastern Airlines Corp. Ltd., Class A Shares	122,000	68,477 *
China Eastern Airlines Corp. Ltd., Class H Shares	180,000	72,532 *
China Southern Airlines Co. Ltd., Class A Shares	91,500	69,825 *
China Southern Airlines Co. Ltd., Class H Shares	122,000	52,739 *
Hainan Airlines Holding Co. Ltd., Class A Shares	317,200	63,085 *
Juneyao Airlines Co. Ltd., Class A Shares	18,300	27,741
Spring Airlines Co. Ltd., Class A Shares	6,100	40,960
Total Passenger Airlines		537,436
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Professional Services — 0.2%
Kanzhun Ltd., ADR	33,489	$431,004
Trading Companies & Distributors — 0.1%
Beijing United Information Technology Co. Ltd., Class A Shares	6,100	16,553
China National Uranium Co. Ltd., Class A Shares	6,100	59,940 *
COSCO Shipping Development Co. Ltd., Class A Shares	97,600	31,776
COSCO Shipping Development Co. Ltd., Class H Shares	305,000	33,837
Shanxi Coal International Energy Group Co. Ltd., Class A Shares	12,200	19,644
Xiamen C & D Inc., Class A Shares	24,400	28,505
Xiamen ITG Group Corp. Ltd., Class A Shares	18,300	14,612
Total Trading Companies & Distributors		204,867
Transportation Infrastructure — 0.5%
Anhui Expressway Co. Ltd., Class H Shares	28,000	52,236
Beijing Capital International Airport Co. Ltd., Class H Shares	122,000	22,558 *
Beijing-Shanghai High Speed Railway Co. Ltd., Class A Shares	292,800	195,401
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A Shares	48,800	65,853
China Merchants Port Holdings Co. Ltd.	109,270	171,944
COSCO Shipping Ports Ltd.	122,000	69,696
Jiangsu Expressway Co. Ltd., Class A Shares	12,200	20,795
Jiangsu Expressway Co. Ltd., Class H Shares	122,000	142,659
Liaoning Port Co. Ltd., Class A Shares	140,300	28,523
Ningbo Zhoushan Port Co. Ltd., Class A Shares	54,900	25,476
Qingdao Port International Co. Ltd., Class H Shares	61,000	49,005 (a)
Shandong Hi-speed Co. Ltd., Class A Shares	24,400	40,008
Shanghai International Airport Co. Ltd., Class A Shares	18,300	62,276
Shanghai International Port Group Co. Ltd., Class A Shares	73,200	50,899
Shenzhen Airport Co. Ltd., Class A Shares	12,200	10,838
Shenzhen Expressway Corp. Ltd., Class H Shares	44,000	35,853
Shenzhen International Holdings Ltd.	122,000	82,764
Shenzhen Yan Tian Port Holding Co. Ltd., Class A Shares	24,400	14,702
TangShan Port Group Co. Ltd., Class A Shares	42,700	26,105
Zhejiang Expressway Co. Ltd., Class H Shares	122,000	92,254
Total Transportation Infrastructure		1,259,845

Total Industrials		20,446,574
Information Technology — 13.6%
Communications Equipment — 1.7%
Addsino Co. Ltd., Class A Shares	12,200	34,418 *
CICT Mobile Communication Technology Co. Ltd., Class A Shares	23,200	67,809 *
CIG Shanghai Co. Ltd., Class A Shares	1,800	67,585
CIG Shanghai Co. Ltd., Class H Shares	6,100	117,379
EverProX Technologies Co. Ltd., Class A Shares	1,600	65,527
Fiberhome Telecommunication Technologies Co. Ltd., Class A Shares	8,700	94,331
Glarun Technology Co. Ltd., Class A Shares	6,100	19,069
Guangzhou Haige Communications Group Inc. Co., Class A Shares	18,300	34,427
Hengtong Optic-electric Co. Ltd., Class A Shares	18,300	294,774
Hytera Communications Corp. Ltd., Class A Shares	12,200	13,821 *
QuantumCTek Co. Ltd., Class A Shares	689	51,158
Shenzhen Sunway Communication Co. Ltd., Class A Shares	6,100	107,163
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Communications Equipment — continued
Suzhou TFC Optical Communication Co. Ltd., Class A Shares	6,980	$311,241
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class A Shares	2,100	168,885
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H Shares	36,000	1,172,449 (a)
Yealink Network Technology Corp. Ltd., Class A Shares	6,100	30,392
Zhongji Innolight Co. Ltd., Class A Shares	7,100	1,328,374
ZTE Corp., Class A Shares	24,400	130,088 *
ZTE Corp., Class H Shares	67,000	195,138
Total Communications Equipment		4,304,028
Electronic Equipment, Instruments & Components — 4.0%
Accelink Technologies Co. Ltd., Class A Shares	6,100	230,898 *
Avary Holding Shenzhen Co. Ltd., Class A Shares	12,200	189,398
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A Shares	12,200	27,301
BOE Technology Group Co. Ltd., Class A Shares	231,800	296,409
BOE Technology Group Co. Ltd., Class B Shares	73,200	55,632
BYD Electronic International Co. Ltd.	68,500	182,735
Chaozhou Three-Circle Group Co. Ltd., Class A Shares	12,200	299,968
China Railway Signal & Communication Corp. Ltd., Class A Shares	52,826	37,044
China Railway Signal & Communication Corp. Ltd., Class H Shares	183,000	74,674 (a)
China Zhenhua Group Science & Technology Co. Ltd., Class A Shares	6,100	50,899
Eoptolink Technology Inc. Ltd., Class A Shares	8,780	785,130
Everdisplay Optronics Shanghai Co. Ltd., Class A Shares	91,500	35,047 *
Founder Technology Group Corp., Class A Shares	24,400	49,749 *
Foxconn Industrial Internet Co. Ltd., Class A Shares	73,200	778,047
GoerTek Inc., Class A Shares	24,400	80,986
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A Shares	6,100	31,030
Hengdian Group DMEGC Magnetics Co. Ltd., Class A Shares	12,200	54,781
Hgtech Co. Ltd., Class A Shares	6,100	165,899
IRICO Display Devices Co. Ltd., Class A Shares	30,500	75,890
Kingboard Holdings Ltd.	53,120	798,624
Kingboard Laminates Holdings Ltd.	102,500	1,295,946
Lens Technology Co. Ltd., Class A Shares	30,500	241,106
Lens Technology Co. Ltd., Class H Shares	24,400	86,996
Leyard Optoelectronic Co. Ltd., Class A Shares	18,300	15,097
Lingyi iTech Guangdong Co., Class A Shares	48,800	124,660
Luxshare Precision Industry Co. Ltd., Class A Shares	45,700	473,966
Maxscend Microelectronics Co. Ltd., Class A Shares	3,032	48,946 *
OFILM Group Co. Ltd., Class A Shares	24,400	34,005 *
Raytron Technology Co. Ltd., Class A Shares	2,889	65,837
Sai Micro Electronics Inc., Class A Shares	6,100	38,165
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A Shares	2,286	35,937
Shannon Semiconductor Technology Co. Ltd., Class A Shares	2,800	123,748
Shengyi Electronics Co. Ltd., Class A Shares	4,304	83,950
Shengyi Technology Co. Ltd., Class A Shares	15,500	395,949
Shennan Circuits Co. Ltd., Class A Shares	4,400	296,812
Shenzhen Everwin Precision Technology Co. Ltd., Class A Shares	12,200	50,216 *
Shenzhen Huaqiang Industry Co. Ltd., Class A Shares	6,100	28,595
Shenzhen Kaifa Technology Co. Ltd., Class A Shares	12,200	115,512
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — continued
Shenzhen Kinwong Electronic Co. Ltd., Class A Shares	6,100	$65,071
Sunny Optical Technology Group Co. Ltd.	61,000	474,493
SUPCON Technology Co. Ltd., Class A Shares	4,910	84,992
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A Shares	11,500	444,464 *
TCL Technology Group Corp., Class A Shares	134,200	115,062
Tianma Microelectronics Co. Ltd., Class A Shares	24,400	35,622 *
Unisplendour Corp. Ltd., Class A Shares	18,300	77,805
Universal Scientific Industrial Shanghai Co. Ltd., Class A Shares	12,200	58,232
Victory Giant Technology Huizhou Co. Ltd., Class A Shares	6,100	311,317
Wuhan Guide Infrared Co. Ltd., Class A Shares	30,500	59,580 *
WUS Printed Circuit Kunshan Co. Ltd., Class A Shares	12,200	274,626
Zhejiang Crystal-Optech Co. Ltd., Class A Shares	12,200	63,768
Zhejiang Dahua Technology Co. Ltd., Class A Shares	24,400	59,275
Total Electronic Equipment, Instruments & Components		9,979,891
IT Services — 0.2%
Beijing Sinnet Technology Co. Ltd., Class A Shares	12,200	22,358
Beijing Ultrapower Software Co. Ltd., Class A Shares	18,300	21,055
China TransInfo Technology Co. Ltd., Class A Shares	12,200	12,905
DHC Software Co. Ltd., Class A Shares	24,400	25,665
GDS Holdings Ltd., Class A Shares	73,200	263,600 *
Isoftstone Information Technology Group Co. Ltd., Class A Shares	6,100	38,148
Range Intelligent Computing Technology Group Co. Ltd., Class A Shares	12,200	149,301
Taiji Computer Corp. Ltd., Class A Shares	6,100	12,572
Wangsu Science & Technology Co. Ltd., Class A Shares	18,300	35,074
Total IT Services		580,678
Semiconductors & Semiconductor Equipment — 4.7%
3peak Inc., Class A Shares	847	45,431
ACM Research Shanghai Inc., Class A Shares	1,476	93,935
Advanced Micro-Fabrication Equipment Inc. China, Class A Shares	5,599	386,437
All Winner Technology Co. Ltd., Class A Shares	8,816	51,249
Amlogic Shanghai Co. Ltd., Class A Shares	2,501	37,913
ASR Microelectronics Co. Ltd., Class A Shares	2,805	51,373 *
Beijing Yandong Microelectronic Co. Ltd., Class A Shares	5,707	70,337 *
Bestechnic Shanghai Co. Ltd., Class A Shares	1,018	25,074
Biwin Storage Technology Co. Ltd., Class A Shares	2,797	203,854
Cambricon Technologies Corp. Ltd., Class A Shares	4,056	953,381
China Resources Microelectronics Ltd., Class A Shares	8,197	117,799
CSI Solar Co. Ltd., Class A Shares	24,400	38,893
Daqo New Energy Corp., ADR	3,965	53,091 *
Dosilicon Co. Ltd., Class A Shares	2,755	82,674 *
Flat Glass Group Co. Ltd., Class A Shares	12,200	18,889
Flat Glass Group Co. Ltd., Class H Shares	33,000	26,932
GalaxyCore Inc., Class A Shares	24,400	75,630
GCL System Integration Technology Co. Ltd., Class A Shares	48,800	22,862 *
GCL Technology Holdings Ltd.	2,379,000	209,322 *
GigaDevice Semiconductor Inc., Class A Shares	4,400	528,285
GigaDevice Semiconductor Inc., Class H Shares	1,700	257,535
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Goke Microelectronics Co. Ltd., Class A Shares	1,600	$69,534 *
Guobo Electronics Co. Ltd., Class A Shares	2,755	42,332
Hangzhou Chang Chuan Technology Co. Ltd., Class A Shares	4,100	206,220
Hangzhou First Applied Material Co. Ltd., Class A Shares	18,300	45,265
Hangzhou Lion Microelectronics Co. Ltd., Class A Shares	6,100	69,735 *
Hangzhou Silan Microelectronics Co. Ltd., Class A Shares	12,200	98,240
Henan Shijia Photons Technology Co. Ltd., Class A Shares	2,952	80,302
Hongyuan Green Energy Co. Ltd., Class A Shares	6,100	14,998
Hua Hong Grace Semiconductor Ltd., Class A Shares	2,460	121,877 *
Hua Hong Grace Semiconductor Ltd., Class H Shares	65,000	1,783,717 *(a)
Hwatsing Technology Co. Ltd., Class A Shares	3,111	147,658
Hygon Information Technology Co. Ltd., Class A Shares	14,820	808,463
Ingenic Semiconductor Co. Ltd., Class A Shares	3,200	117,336
InnoScience Suzhou Technology Holding Co. Ltd., Class H Shares	24,400	201,310 *
JA Solar Technology Co. Ltd., Class A Shares	20,792	24,811 *
JCET Group Co. Ltd., Class A Shares	12,200	186,109
Jiangsu Pacific Quartz Co. Ltd., Class A Shares	6,100	74,237
Jinko Solar Co. Ltd., Class A Shares	66,978	46,869 *
LONGi Green Energy Technology Co. Ltd., Class A Shares	48,800	94,322 *
Loongson Technology Corp. Ltd., Class A Shares	2,198	50,083 *
Montage Technology Co. Ltd., Class A Shares	7,259	331,403
National Silicon Industry Group Co. Ltd., Class A Shares	22,082	129,766 *
NAURA Technology Group Co. Ltd., Class A Shares	4,610	600,740
Nexchip Semiconductor Corp., Class A Shares	13,420	116,703
OmniVision Integrated Circuits Group Inc.	7,600	106,196
Piotech Inc., Class A Shares	1,927	236,191 (c)
Rockchip Electronics Co. Ltd., Class A Shares	2,900	80,472
Sanan Optoelectronics Co. Ltd., Class A Shares	30,500	95,346 *
SG Micro Corp., Class A Shares	3,454	73,008
Shanghai Aiko Solar Energy Co. Ltd., Class A Shares	12,200	24,892 *
Shanghai Biren Technology Co. Ltd., Class H Shares	12,200	95,210 *
Shanghai Fudan Microelectronics Group Co. Ltd., Class A Shares	6,002	63,035
Shanghai Fudan Microelectronics Group Co. Ltd., Class H Shares	25,000	99,017
Shanghai Iluvatar CoreX Semiconductor Co. Ltd., Class H Shares	1,400	136,393 *
Shenzhen Goodix Technology Co. Ltd., Class A Shares	6,100	55,455
Shenzhen Techwinsemi Technology Co. Ltd., Class A Shares	1,300	180,579
SICC Co. Ltd., Class A Shares	2,755	70,421 *
Skyverse Technology Co. Ltd., Class A Shares	1,968	124,667 *
Smartsens Technology Shanghai Co. Ltd., Class A Shares	2,362	37,257
Suzhou Centec Communications Co. Ltd., Class A Shares	2,263	130,016 *
Suzhou Maxwell Technologies Co. Ltd., Class A Shares	1,800	74,901
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A Shares	30,500	54,009 *
Tianshui Huatian Technology Co. Ltd., Class A Shares	24,400	80,195
TongFu Microelectronics Co. Ltd., Class A Shares	12,200	136,360
Tongwei Co. Ltd., Class A Shares	30,500	54,413 *
Trina Solar Co. Ltd., Class A Shares	16,897	35,148 *
Unigroup Guoxin Microelectronics Co. Ltd., Class A Shares	6,100	79,755
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
United Nova Technology Co. Ltd., Class A Shares	59,597	$93,153 *
Verisilicon Microelectronics Shanghai Co. Ltd., Class A Shares	3,197	174,799 *
Xinjiang Daqo New Energy Co. Ltd., Class A Shares	12,200	31,327 *
Xinyi Solar Holdings Ltd.	366,000	96,143
Yuanjie Semiconductor Technology Co. Ltd., Class A Shares	714	198,380
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A Shares	6,100	54,278
Total Semiconductors & Semiconductor Equipment		11,583,942
Software — 0.9%
360 Security Technology Inc., Class A Shares	48,800	62,474
Beijing Kingsoft Office Software Inc., Class A Shares	2,833	88,917
Beijing Shiji Information Technology Co. Ltd., Class A Shares	18,300	19,492
CETC Cyberspace Security Technology Co. Ltd., Class A Shares	6,100	11,592
China National Software & Service Co. Ltd., Class A Shares	6,100	25,270 *
Empyrean Technology Co. Ltd., Class A Shares	3,600	63,334
Geovis Technology Co. Ltd., Class A Shares	5,707	34,866
Horizon Robotics	805,200	418,923 *
Hundsun Technologies Inc., Class A Shares	12,200	38,084
Iflytek Co. Ltd., Class A Shares	18,300	110,102
Jiangsu Hoperun Software Co. Ltd., Class A Shares	6,100	34,607
Kingdee International Software Group Co. Ltd.	257,000	194,010 *
Longshine Technology Group Co. Ltd., Class A Shares	12,200	17,793
Minimax Group Inc.	1,220	64,873 *
NavInfo Co. Ltd., Class A Shares	18,300	17,443 *
Newland Digital Technology Co. Ltd., Class A Shares	6,100	14,648
Pony AI Inc., ADR	23,363	162,373 *
Sangfor Technologies Inc., Class A Shares	2,700	38,265
SenseTime Group Inc., Class B Shares	2,806,000	479,472 *(a)
Shanghai Baosight Software Co. Ltd., Class A Shares	14,203	34,796
Shanghai Baosight Software Co. Ltd., Class B Shares	73,200	58,926
Shanghai Stonehill Technology Co. Ltd., Class A Shares	42,700	41,140
Shenzhen Infogem Technologies Co. Ltd., Class A Shares	6,100	31,426 *
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A Shares	6,100	9,040 *
Yonyou Network Technology Co. Ltd., Class A Shares	24,400	32,998 *
Total Software		2,104,864
Technology Hardware, Storage & Peripherals — 2.1%
Anker Innovations Technology Co. Ltd., Class A Shares	6,100	93,908
China Greatwall Technology Group Co. Ltd., Class A Shares	24,400	68,477 *
GRG Banking Equipment Co. Ltd., Class A Shares	18,300	25,288
Huaqin Co. Ltd., Class A Shares	8,580	93,877
IEIT Systems Co. Ltd., Class A Shares	12,200	125,810
Legend Holdings Corp., Class H Shares	54,900	98,640 (a)
Pantum Technology Co. Ltd., Class A Shares	12,200	29,404 *
Sharetronic Data Technology Co. Ltd., Class A Shares	2,800	140,206
Shenzhen Longsys Electronics Co. Ltd., Class A Shares	2,700	279,944
Shenzhen Transsion Holdings Co. Ltd., Class A Shares	7,371	64,013
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — continued
Xiaomi Corp., Class B Shares	1,561,600	$4,309,208 *(a)
Total Technology Hardware, Storage & Peripherals		5,328,775

Total Information Technology		33,882,178
Materials — 5.5%
Chemicals — 1.5%
Asia - Potash International Investment Guangzhou Co. Ltd., Class A Shares	6,100	36,746
Canmax Technologies Co. Ltd., Class A Shares	6,100	84,032 *
Cathay Biotech Inc., Class A Shares	4,658	32,835
Chengxin Lithium Group Co. Ltd., Class A Shares	6,100	40,286 *
Do-Fluoride New Materials Co. Ltd., Class A Shares	6,100	45,139
Ganfeng Lithium Group Co. Ltd., Class A Shares	12,200	117,543
Ganfeng Lithium Group Co. Ltd., Class H Shares	43,800	280,939 (a)
Guangzhou Tinci Materials Technology Co. Ltd., Class A Shares	12,200	92,435
Hangzhou Oxygen Plant Group Co. Ltd., Class A Shares	6,100	27,822
Haohua Chemical Science & Technology Co. Ltd., Class A Shares	6,100	67,740
Hengli Petrochemical Co. Ltd., Class A Shares	36,600	95,490
Hengyi Petrochemical Co. Ltd., Class A Shares	24,400	48,778
Hoshine Silicon Industry Co. Ltd., Class A Shares	6,100	43,369
Huafon Chemical Co. Ltd., Class A Shares	30,500	42,641
Hubei Feilihua Quartz Glass Co. Ltd., Class A Shares	3,200	63,043 *
Hubei Xingfa Chemicals Group Co. Ltd., Class A Shares	12,200	84,419
Inner Mongolia Berun Chemical Co. Ltd., Class A Shares	30,500	25,881
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A Shares	61,000	40,080
Jiangsu Eastern Shenghong Co. Ltd., Class A Shares	42,700	72,026 *
Jiangsu Yangnong Chemical Co. Ltd., Class A Shares	6,100	45,561
Jiangsu Yoke Technology Co. Ltd., Class A Shares	3,100	102,526
Kingfa Sci & Tech Co. Ltd., Class A Shares	18,300	41,652
LB Group Co. Ltd., Class A Shares	18,300	44,429
Levima Advanced Materials Corp., Class A Shares	6,100	23,275
Luxi Chemical Group Co. Ltd., Class A Shares	12,200	21,567
Meihua Holdings Group Co. Ltd., Class A Shares	24,400	26,420 *
Ningbo Shanshan Co. Ltd., Class A Shares	18,300	36,530 *
Ningxia Baofeng Energy Group Co. Ltd., Class A Shares	48,800	146,156
Qinghai Salt Lake Industry Co. Ltd., Class A Shares	36,600	162,780 *
Rongsheng Petrochemical Co. Ltd., Class A Shares	42,700	67,623
Satellite Chemical Co. Ltd., Class A Shares	24,400	84,437
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A Shares	18,300	64,487
Shanghai Putailai New Energy Technology Co. Ltd., Class A Shares	12,200	51,996
Shenzhen Capchem Technology Co. Ltd., Class A Shares	6,100	83,439
Shenzhen Senior Technology Material Co. Ltd., Class A Shares	12,200	33,645
Sichuan Hebang Biotechnology Co. Ltd., Class A Shares	73,200	25,018 *
Sichuan Yahua Industrial Group Co. Ltd., Class A Shares	6,100	18,305
Sinoma Science & Technology Co. Ltd., Class A Shares	12,200	161,756
Sinopec Shanghai Petrochemical Co. Ltd., Class A Shares	48,800	21,064
Sinopec Shanghai Petrochemical Co. Ltd., Class H Shares	244,000	33,915 *
Skshu Paint Co. Ltd., Class A Shares	7,340	26,060
Sunresin New Materials Co. Ltd., Class A Shares	6,100	52,885
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
Swancor Advanced Materials Co. Ltd., Class A Shares	1,220	$29,799 *
Tangshan Sanyou Chemical Industries Co. Ltd., Class A Shares	18,300	16,472
Tianqi Lithium Corp., Class A Shares	9,100	82,206 *
Tianqi Lithium Corp., Class H Shares	12,200	62,509 *
Tongkun Group Co. Ltd., Class A Shares	18,300	58,367
Valiant Co. Ltd., Class A Shares	6,100	18,827
Wanhua Chemical Group Co. Ltd., Class A Shares	18,300	184,429
Yonfer Agricultural Technology Co. Ltd., Class A Shares	12,200	20,777
Yunnan Energy New Material Group Co. Ltd., Class A Shares	6,100	60,128 *
Yunnan Yuntianhua Co. Ltd., Class A Shares	12,200	54,638
Zangge Mining Co. Ltd., Class A Shares	12,200	124,588
Zhejiang Juhua Co. Ltd., Class A Shares	18,300	142,911
Zhejiang Longsheng Group Co. Ltd., Class A Shares	24,400	43,530
Zhejiang NHU Co. Ltd., Class A Shares	18,300	76,618
Zhejiang Yongtai Technology Co. Ltd., Class A Shares	6,100	21,253 *
Total Chemicals		3,713,822
Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd., Class A Shares	30,500	76,160
Anhui Conch Cement Co. Ltd., Class H Shares	109,120	233,350
BBMG Corp., Class A Shares	73,200	14,666
BBMG Corp., Class H Shares	244,000	17,113
BBMG Jidong Cement Group Co. Ltd., Class A Shares	24,400	12,006
China Jushi Co. Ltd., Class A Shares	24,400	261,973
China National Building Material Co. Ltd., Class H Shares	366,000	249,226
China Resources Building Materials Technology Holdings Ltd.	244,000	32,048
CSG Holding Co. Ltd., Class B Shares	109,800	23,802
Huaxin Building Materials Group Co. Ltd., Class A Shares	12,200	28,038
Huaxin Building Materials Group Co. Ltd., Class H Shares	30,500	44,882
TianShan Material Co. Ltd., Class A Shares	30,500	16,310 *
Total Construction Materials		1,009,574
Containers & Packaging — 0.0%††
ORG Technology Co. Ltd., Class A Shares	18,300	11,485
Shenzhen YUTO Packaging Technology Co. Ltd., Class A Shares	8,591	45,005
Total Containers & Packaging		56,490
Metals & Mining — 3.5%
Aluminum Corp. of China Ltd., Class A Shares	85,400	103,416
Aluminum Corp. of China Ltd., Class H Shares	330,800	314,684
Angang Steel Co. Ltd., Class A Shares	48,800	13,444 *
Angang Steel Co. Ltd., Class H Shares	122,000	17,268 *
Baiyin Nonferrous Group Co. Ltd., Class A Shares	42,700	31,956
Baoshan Iron & Steel Co. Ltd., Class A Shares	140,300	112,232
Beijing Shougang Co. Ltd., Class A Shares	30,500	15,771
Chengtun Mining Group Co. Ltd., Class A Shares	18,300	29,574
Chifeng Jilong Gold Mining Group Ltd., Class A Shares	12,200	47,305
Chifeng Jilong Gold Mining Group Ltd., Class H Shares	14,000	41,025
China Gold International Resources Corp. Ltd.	21,600	337,412
China Hongqiao Group Ltd.	290,500	743,100
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
China Nonferrous Mining Corp. Ltd.	122,000	$175,018
China Northern Rare Earth Group High-Tech Co. Ltd., Class A Shares	24,400	172,720
China Rare Earth Resources and Technology Co. Ltd., Class A Shares	6,100	49,866 *
China Tungsten And Hightech Materials Co. Ltd., Class A Shares	12,200	172,037
Chuangxin Industries Holdings Ltd.	30,500	53,439
Citic Pacific Special Steel Group Co. Ltd., Class A Shares	18,300	34,023
CMOC Group Ltd., Class A Shares	115,900	299,653
CMOC Group Ltd., Class H Shares	324,000	627,173
Dazhong Mining Co. Ltd., Class A Shares	6,100	26,914
Guangdong HEC Technology Holding Co. Ltd., Class A Shares	18,300	90,529 *
Hangzhou Iron & Steel Co., Class A Shares	24,400	22,035
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A Shares	18,300	57,154
Hesteel Co. Ltd., Class A Shares	85,400	24,407
Huaibei Mining Holdings Co. Ltd., Class A Shares	18,300	37,878
Hunan Gold Corp. Ltd., Class A Shares	12,200	42,901
Hunan Valin Steel Co. Ltd., Class A Shares	48,800	24,946
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A Shares	292,800	96,191 *
Inner Mongolia ERDOS Resources Co. Ltd., Class A Shares	12,200	19,267
Inner Mongolia ERDOS Resources Co. Ltd., Class B Shares	42,700	50,813
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A Shares	12,200	59,239
JCHX Mining Management Co. Ltd., Class A Shares	6,100	53,047
Jiangxi Copper Co. Ltd., Class A Shares	12,200	77,823
Jiangxi Copper Co. Ltd., Class H Shares	92,000	362,742
Jinduicheng Molybdenum Co. Ltd., Class A Shares	24,400	101,044
Maanshan Iron & Steel Co. Ltd., Class A Shares	48,800	17,973 *
Maanshan Iron & Steel Co. Ltd., Class H Shares	122,000	25,980 *
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A Shares	67,100	33,016 *
Shandong Gold Mining Co. Ltd., Class A Shares	24,400	82,999
Shandong Gold Mining Co. Ltd., Class H Shares	91,500	194,853 (a)
Shandong Humon Smelting Co. Ltd., Class A Shares	6,100	13,201
Shandong Nanshan Aluminum Co. Ltd., Class A Shares	85,400	50,198
Shanjin International Gold Co. Ltd., Class A Shares	18,300	45,831
Shanxi Meijin Energy Co. Ltd., Class A Shares	36,600	18,063 *
Shanxi Taigang Stainless Steel Co. Ltd., Class A Shares	48,800	24,515
Shenghe Resources Holding Co. Ltd., Class A Shares	12,200	53,505
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A Shares	30,500	34,014
Shougang Fushan Resources Group Ltd.	244,000	67,207
Sinomine Resource Group Co. Ltd., Class A Shares	6,100	53,011
Tianshan Aluminum Group Co. Ltd., Class A Shares	30,500	48,212
Tongling Nonferrous Metals Group Co. Ltd., Class A Shares	85,400	80,015
Western Mining Co. Ltd., Class A Shares	18,300	73,168
Western Superconducting Technologies Co. Ltd., Class A Shares	3,616	33,459
Xiamen Tungsten Co. Ltd., Class A Shares	12,200	153,129
Xinxing Ductile Iron Pipes Co. Ltd., Class A Shares	30,500	16,670
Yunnan Aluminium Co. Ltd., Class A Shares	24,400	79,584
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A Shares	30,500	54,413
Yunnan Copper Co. Ltd., Class A Shares	18,300	42,811
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Yunnan Tin Co. Ltd., Class A Shares	12,200	$76,726
Zhaojin Mining Industry Co. Ltd., Class H Shares	152,500	318,727
Zhejiang Hailiang Co. Ltd., Class A Shares	18,300	61,602
Zhongjin Gold Corp. Ltd., Class A Shares	30,500	81,103
Zijin Mining Group Co. Ltd., Class A Shares	134,200	497,022
Zijin Mining Group Co. Ltd., Class H Shares	540,000	1,886,752
Total Metals & Mining		8,755,805
Paper & Forest Products — 0.1%
Lee & Man Paper Manufacturing Ltd.	122,000	44,649
Nine Dragons Paper Holdings Ltd.	122,000	106,256 *
Shandong Sun Paper Industry JSC Ltd., Class A Shares	18,300	33,672
Total Paper & Forest Products		184,577

Total Materials		13,720,268
Real Estate — 1.6%
Real Estate Management & Development — 1.6%
C&D International Investment Group Ltd.	61,000	105,011
China Jinmao Holdings Group Ltd.	610,000	95,676
China Merchants Property Operation & Service Co. Ltd., Class A Shares	6,100	7,333
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A Shares	61,000	57,783
China Overseas Land & Investment Ltd.	340,000	522,873
China Resources Land Ltd.	260,800	997,698
China Resources Mixc Lifestyle Services Ltd.	61,000	285,318 (a)
China Vanke Co. Ltd., Class A Shares	67,100	29,260 *
China Vanke Co. Ltd., Class H Shares	201,300	54,419 *
China World Trade Center Co. Ltd., Class A Shares	6,100	17,056
Country Garden Services Holdings Co. Ltd.	183,000	113,412
Gemdale Corp., Class A Shares	36,600	11,377 *
Grandjoy Holdings Group Co. Ltd., Class A Shares	36,600	11,431 *
Greenland Holdings Corp. Ltd., Class A Shares	91,500	16,310 *
Greentown China Holdings Ltd.	91,500	78,875 *
Hainan Airport Infrastructure Co. Ltd., Class A Shares	79,300	32,010
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A Shares	24,400	27,319
Hopson Development Holdings Ltd.	99,200	15,765 *(c)(d)
KE Holdings Inc., Class A Shares	184,030	881,423
Longfor Group Holdings Ltd.	183,000	139,548 (a)
Poly Developments and Holdings Group Co. Ltd., Class A Shares	79,300	54,089
Poly Property Services Co. Ltd., Class H Shares	12,200	40,075
Quzhou Xin’an Development Co. Ltd., Class A Shares	61,000	25,432 *
Seazen Group Ltd.	244,000	41,382 *
Seazen Holdings Co. Ltd., Class A Shares	18,300	27,660 *
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B Shares	24,400	18,349
Shanghai Lingang Holdings Corp. Ltd., Class A Shares	18,300	20,193
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A Shares	18,300	16,930
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B Shares	91,500	33,123
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A Shares	12,200	66,949
Shenzhen Overseas Chinese Town Co. Ltd., Class A Shares	67,100	16,212 *
Yango Group Co. Ltd., Class A Shares	20,300	0 *(c)(d)(e)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Real Estate Management & Development — continued
Youngor Fashion Co. Ltd., Class A Shares	36,600	$40,601
Yuexiu Property Co. Ltd.	122,000	51,961
Zhuhai Huafa Properties Co. Ltd., Class A Shares	18,300	6,228

Total Real Estate		3,959,081
Utilities — 2.0%
Gas Utilities — 0.5%
Beijing Enterprises Holdings Ltd.	37,500	128,538
China Gas Holdings Ltd.	244,000	161,172
China Resources Gas Group Ltd.	85,400	159,647
ENN Energy Holdings Ltd.	67,100	346,193
ENN Natural Gas Co. Ltd., Class A Shares	18,300	42,596
Kunlun Energy Co. Ltd.	366,000	300,098
Shenzhen Gas Corp. Ltd., Class A Shares	18,300	15,259
Towngas Smart Energy Co. Ltd.	122,000	45,894
Total Gas Utilities		1,199,397
Independent Power and Renewable Electricity Producers — 1.4%
Beijing Jingneng Clean Energy Co. Ltd., Class H Shares	122,000	28,003
Beijing Jingneng Power Co. Ltd., Class A Shares	36,600	34,778
CECEP Solar Energy Co. Ltd., Class A Shares	30,500	20,669
CECEP Wind-Power Corp., Class A Shares	54,900	31,381
CGN Power Co. Ltd., Class A Shares	122,000	70,274
CGN Power Co. Ltd., Class H Shares	976,000	333,545 (a)
China Longyuan Power Group Corp. Ltd., Class H Shares	305,000	194,464
China National Nuclear Power Co. Ltd., Class A Shares	134,200	178,525
China Power International Development Ltd.	305,000	106,566
China Resources Power Holdings Co. Ltd.	179,100	386,426
China Three Gorges Renewables Group Co. Ltd., Class A Shares	183,000	100,019
China Yangtze Power Co. Ltd., Class A Shares	158,600	618,465
Datang International Power Generation Co. Ltd., Class A Shares	73,200	76,349
Datang International Power Generation Co. Ltd., Class H Shares	244,000	74,674
Fujian Funeng Co. Ltd., Class A Shares	24,400	36,629
GD Power Development Co. Ltd., Class A Shares	115,900	79,737
Green Development Electricity Group of Tianjin Co. Ltd., Class A Shares	12,200	13,138
Guangdong Electric Power Development Co. Ltd., Class A Shares	18,300	18,359
Guangdong Electric Power Development Co. Ltd., Class B Shares	61,000	15,790
Guangxi Guiguan Electric Power Co. Ltd., Class A Shares	12,200	15,780
Huadian Power International Corp. Ltd., Class A Shares	67,100	43,989
Huadian Power International Corp. Ltd., Class H Shares	122,000	58,028
Huaneng Lancang River Hydropower Inc., Class A Shares	36,600	47,934
Huaneng Power International Inc., Class A Shares	61,000	68,207
Huaneng Power International Inc., Class H Shares	366,000	255,760
Hubei Energy Group Co. Ltd., Class A Shares	54,900	34,939
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A Shares	42,700	29,565
SDIC Power Holdings Co. Ltd., Class A Shares	48,800	95,688
Shaanxi Energy Investment Co. Ltd., Class A Shares	18,300	27,337
Shanghai Electric Power Co. Ltd., Class A Shares	24,400	54,170
Shenergy Co. Ltd., Class A Shares	36,600	47,071
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Independent Power and Renewable Electricity Producers — continued
Shenzhen Energy Group Co. Ltd., Class A Shares		36,600	$33,430
Sichuan Chuantou Energy Co. Ltd., Class A Shares		36,600	76,403
Sichuan New Energy Power Co. Ltd., Class A Shares		12,200	21,532
Wintime Energy Group Co. Ltd., Class A Shares		158,600	37,617 *
Zhejiang Zheneng Electric Power Co. Ltd., Class A Shares		61,000	47,269
Total Independent Power and Renewable Electricity Producers			3,412,510
Water Utilities — 0.1%
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A Shares		61,000	24,443
Beijing Enterprises Water Group Ltd.		366,000	105,478
Chengdu Xingrong Environment Co. Ltd., Class A Shares		24,400	23,077
Guangdong Investment Ltd.		244,000	241,447
Zhongshan Public Utilities Group Co. Ltd., Class A Shares		12,200	20,058
Total Water Utilities			414,503

Total Utilities			5,026,410
Total Investments before Short-Term Investments (Cost — $253,063,173)			247,669,412
	Rate
Short-Term Investments — 0.9%
Money Market Funds — 0.5%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $1,178,006)	3.545%	1,178,006	1,178,006 (f)(g)

Investments from Cash Collateral Received for Loaned Securities — 0.4%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $1,129,300)	3.545%	1,129,300	1,129,300 (f)(g)

Total Short-Term Investments (Cost — $2,307,306)			2,307,306
Total Investments — 100.5% (Cost — $255,370,479)			249,976,718
Liabilities in Excess of Other Assets — (0.5)%			(1,313,370)
Total Net Assets — 100.0%			$248,663,348

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	A portion or all of the security is on loan at June 30, 2026.
(c)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(d)	Security is valued using significant unobservable inputs (Note 1).
(e)	Value is less than $1.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $2,307,306 and the cost was $2,307,306 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
JSC	—	Joint Stock Company
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE China ETF
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI China Index	25	9/26	$755,981	$714,625	$(41,356)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.1%
Communication Services — 2.6%
Diversified Telecommunication Services — 1.8%
BT Group PLC	44,415	$112,064
Cellnex Telecom SA	4,500	134,538 (a)
Deutsche Telekom AG, Registered Shares	27,315	744,818
Elisa oyj	1,140	47,886
Infrastrutture Wireless Italiane SpA	2,505	17,642 (a)
Koninklijke KPN NV	30,540	150,699
Orange SA	16,650	314,188
Swisscom AG, Registered Shares	195	150,725
Telecom Italia SpA	13,510	122,919 *
Telefonica SA	29,145	117,158
Telekom Austria AG	480	5,323
Telenor ASA	4,965	71,147
Telia Co. AB	18,090	88,243
Zegona Communications PLC	1,320	27,891
Total Diversified Telecommunication Services		2,105,241
Entertainment — 0.2%
CTS Eventim AG & Co. KGaA	450	26,264
Universal Music Group NV	8,130	170,378
Total Entertainment		196,642
Interactive Media & Services — 0.1%
Autotrader Group PLC	6,495	43,025 (a)
Rightmove PLC	5,925	34,460
Scout24 SE	540	44,668 (a)
Vend Marketplaces ASA, Class B Shares	1,290	31,026
Total Interactive Media & Services		153,179
Media — 0.3%
Informa PLC	10,080	120,970
Publicis Groupe SA	1,845	182,378
RTL Group SA	285	10,150
Total Media		313,498
Wireless Telecommunication Services — 0.2%
Airtel Africa PLC	5,010	21,784 (a)
Tele2 AB, Class B Shares	4,320	75,279
Vodafone Group PLC	145,290	192,065
Total Wireless Telecommunication Services		289,128

Total Communication Services		3,057,688
Consumer Discretionary — 6.5%
Automobile Components — 0.3%
Aumovio SE	428	17,616 *
Cie Generale des Etablissements Michelin SCA	5,070	195,633
Continental AG	855	70,538
Pirelli & C. SpA	3,240	24,504 (a)
Schaeffler AG	1,575	15,270
Total Automobile Components		323,561
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobiles — 0.8%
Bayerische Motoren Werke AG	2,175	$142,387
Ferrari NV	930	344,872
Mercedes-Benz Group AG	6,030	302,789
Renault SA	1,515	43,441
Stellantis NV	17,265	98,212 *
Volkswagen AG	225	18,534
Volvo Car AB, Class B Shares	4,905	9,543 *
Total Automobiles		959,778
Broadline Retail — 0.6%
Allegro.eu SA	7,440	74,848 *(a)
Next PLC	900	173,744
Prosus NV	9,660	419,572
Total Broadline Retail		668,164
Distributors — 0.0%††
D’ieteren Group	165	32,145
Diversified Consumer Services — 0.1%
Pearson PLC	4,800	76,195
Hotels, Restaurants & Leisure — 1.0%
Accor SA	1,710	99,394
Amadeus IT Group SA	3,420	199,727
Compass Group PLC	13,530	437,019
Delivery Hero SE	1,785	73,468 *(a)
Entain PLC	4,710	34,945
Evolution AB	930	63,921 *(a)
FDJ UNITED	885	21,643
InterContinental Hotels Group PLC	1,125	193,781
Sodexo SA	645	37,351
Whitbread PLC	1,365	43,318
Total Hotels, Restaurants & Leisure		1,204,567
Household Durables — 0.1%
Barratt Redrow PLC	10,755	40,126
Berkeley Group Holdings PLC	690	32,034 *
Persimmon PLC	2,475	34,492
Taylor Wimpey PLC	28,155	30,149
Total Household Durables		136,801
Specialty Retail — 0.7%
Avolta AG	750	50,208
H & M Hennes & Mauritz AB, Class B Shares	3,360	57,874
Industria de Diseno Textil SA	8,835	556,770
JD Sports Fashion PLC	17,475	19,650
Kingfisher PLC	13,335	50,123
Zalando SE	1,845	53,515 *(a)
Total Specialty Retail		788,140
Textiles, Apparel & Luxury Goods — 2.9%
adidas AG	1,320	270,743
Brunello Cucinelli SpA	270	25,498
Burberry Group PLC	2,865	40,383 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Textiles, Apparel & Luxury Goods — continued
Cie Financiere Richemont SA, Registered Shares	4,230	$978,251
Hermes International SCA	272	496,942
Kering SA	555	156,920
LPP SA	10	48,632
LVMH Moet Hennessy Louis Vuitton SE	1,965	1,087,572
Moncler SpA	1,770	102,761
Pandora A/S	600	68,883
Swatch Group AG, Bearer Shares	225	55,117
Swatch Group AG, Registered Shares	315	15,327
Total Textiles, Apparel & Luxury Goods		3,347,029

Total Consumer Discretionary		7,536,380
Consumer Staples — 8.2%
Beverages — 1.5%
Anheuser-Busch InBev SA/NV	7,530	625,533
Carlsberg AS, Class B Shares	735	96,321
Coca-Cola Europacific Partners PLC	1,590	159,752
Coca-Cola HBC AG	1,560	101,869
Davide Campari-Milano NV	4,455	27,749
Diageo PLC	17,715	357,974
Heineken Holding NV	825	62,960
Heineken NV	2,130	179,233
Pernod Ricard SA	1,485	108,421
Total Beverages		1,719,812
Consumer Staples Distribution & Retail — 0.8%
Axfood AB	840	22,341
Carrefour SA	4,545	84,440
Dino Polska SA	3,840	29,013 *(a)
J Sainsbury PLC	15,225	64,623
Jeronimo Martins SGPS SA	2,220	42,539
Kesko oyj, Class B Shares	2,145	47,968
Koninklijke Ahold Delhaize NV	7,050	283,883
Marks & Spencer Group PLC	16,080	79,393
Tesco PLC	49,770	303,004
Total Consumer Staples Distribution & Retail		957,204
Food Products — 2.8%
AAK AB	1,440	34,073
Associated British Foods PLC	2,190	57,727
Barry Callebaut AG, Registered Shares	27	37,522
Chocoladefabriken Lindt & Spruengli AG	17	198,103
Danone SA	5,010	410,922
Kerry Group PLC, Class A Shares	1,275	117,127
Lotus Bakeries NV	3	39,855
Magnum Ice Cream Co. NV	3,405	59,313 *
Mowi ASA	3,465	64,009
Nestle SA, Registered Shares	20,475	2,108,799
Orkla ASA	5,160	54,335
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — continued
Salmar ASA	555	$25,979
Total Food Products		3,207,764
Household Products — 0.4%
Essity AB, Class B Shares	4,575	129,666
Henkel AG & Co. KGaA	735	58,150
Reckitt Benckiser Group PLC	5,100	332,424
Total Household Products		520,240
Personal Care Products — 1.6%
Beiersdorf AG	795	68,478
L’Oreal SA	1,815	796,108
Unilever PLC	16,770	1,007,730
Total Personal Care Products		1,872,316
Tobacco — 1.1%
British American Tobacco PLC	16,155	1,002,829
Imperial Brands PLC	5,940	219,881
Total Tobacco		1,222,710

Total Consumer Staples		9,500,046
Energy — 4.4%
Energy Equipment & Services — 0.1%
Tenaris SA	2,520	69,752
Oil, Gas & Consumable Fuels — 4.3%
Aker BP ASA	2,430	74,456
Bollore SE	5,400	25,041
BP PLC	124,800	773,708
DCC PLC	690	57,146
Eni SpA	14,655	345,489
Equinor ASA	5,715	181,057
Galp Energia SGPS SA	3,120	66,508
Neste oyj	3,285	107,564
OMV AG	1,110	69,989
ORLEN SA	4,635	156,109
Repsol SA	8,625	217,040
Shell PLC	44,655	1,738,340
TotalEnergies SE	15,300	1,190,014
Var Energi ASA	6,945	28,909
Total Oil, Gas & Consumable Fuels		5,031,370

Total Energy		5,101,122
Financials — 24.8%
Banks — 14.4%
ABN AMRO Bank NV, CVA	4,755	202,125
AIB Group PLC	16,860	198,061
Banca Monte dei Paschi di Siena SpA	15,600	193,765
Banco Bilbao Vizcaya Argentaria SA	44,760	1,119,178
Banco BPM SpA	11,700	202,121
Banco Comercial Portugues SA, Class R Shares	70,125	82,980
Banco de Sabadell SA	37,185	131,750
Banco Santander SA	115,020	1,589,075
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Bank of Ireland Group PLC	7,560	$150,610
Bank Polska Kasa Opieki SA	1,410	85,826
Bankinter SA	5,070	84,861
Banque Cantonale Vaudoise, Registered Shares	225	33,026
Barclays PLC	108,540	729,806
BAWAG Group AG	600	120,252 (a)
BNP Paribas SA	7,770	907,355
BPER Banca SpA	12,060	189,340
CaixaBank SA	29,550	418,421
Commerzbank AG	5,145	218,997
Credit Agricole SA	7,215	145,140
Danske Bank A/S	4,995	267,551
DNB Bank ASA	6,510	193,876
Erste Bank Polska SA	330	56,591
Erste Group Bank AG	2,235	299,223
FinecoBank Banca Fineco SpA	4,845	121,587
HSBC Holdings PLC	136,455	2,591,319
ING Groep NV	22,875	723,653
Intesa Sanpaolo SpA	121,260	830,433
KBC Group NV	1,770	241,420
Lloyds Banking Group PLC	465,765	686,805
mBank SA	105	38,102 *
Mediobanca Banca di Credito Finanziario SpA	690	20,574
NatWest Group PLC	63,450	561,707
Nordea Bank Abp	25,560	485,098
Powszechna Kasa Oszczednosci Bank Polski SA	6,825	187,273
Raiffeisen Bank International AG	1,020	65,130
Skandinaviska Enskilda Banken AB, Class A Shares	11,745	234,095
Skandinaviska Enskilda Banken AB, Class C Shares	120	2,423
Societe Generale SA	5,355	473,688
Standard Chartered PLC	14,220	385,208
Svenska Handelsbanken AB, Class A Shares	11,280	166,202
Svenska Handelsbanken AB, Class B Shares	285	6,932
Swedbank AB, Class A Shares	6,510	243,499
UniCredit SpA	12,015	1,075,038
Total Banks		16,760,116
Capital Markets — 3.1%
3i Group PLC	7,920	261,324
Amundi SA	465	44,631 (a)
CVC Capital Partners PLC	1,695	24,630 (a)
Deutsche Bank AG, Registered Shares	13,680	463,345
Deutsche Boerse AG	1,440	393,149
DWS Group GmbH & Co. KGaA	255	19,140 (a)
EQT AB	4,155	117,633
Euronext NV	690	110,443 (a)
ICG PLC	2,130	47,749
Julius Baer Group Ltd.	1,635	141,478
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
London Stock Exchange Group PLC	3,750	$406,238
Partners Group Holding AG	171	140,378
Schroders PLC	5,985	46,668
St James’s Place PLC	3,915	62,952
Swissquote Group Holding SA, Registered Shares	900	42,286
UBS Group AG, Registered Shares	24,870	1,235,098
VZ Holding AG	120	22,523
Total Capital Markets		3,579,665
Financial Services — 1.4%
Adyen NV	213	199,786 *(a)
Banca Mediolanum SpA	1,725	42,954
Edenred SE	1,800	46,304
EXOR NV	705	54,004
Groupe Bruxelles Lambert NV	585	53,306
HAL Trust	135	25,467
Industrivarden AB, Class A Shares	825	46,330
Industrivarden AB, Class C Shares	1,320	72,559
Investor AB, Class A Shares	3,810	155,972
Investor AB, Class B Shares	13,950	580,232
L E Lundbergforetagen AB, Class B Shares	570	32,893
M&G PLC	15,825	70,614
Nexi SpA	3,525	14,275 (a)
Poste Italiane SpA	3,615	118,287
Sofina SA	120	30,540
Wise Group PLC, Class A Shares	5,745	68,946 *
Total Financial Services		1,612,469
Insurance — 5.9%
Admiral Group PLC	1,980	93,555
Aegon Ltd.	10,275	87,377
Ageas SA/NV	1,545	123,648
Allianz SE, Registered Shares	3,030	1,434,525
ASR Nederland NV	1,230	92,869
Aviva PLC	23,910	206,338
AXA SA	12,930	648,229
Beazley PLC	4,590	78,405
Generali	7,590	369,755
Gjensidige Forsikring ASA	1,485	40,188
Hannover Rueck SE	480	133,025
Helvetia Baloise Holding AG, Registered Shares	615	159,039
Hiscox Ltd.	2,610	63,982
Legal & General Group PLC	44,040	167,173
Mapfre SA	6,585	32,599
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	1,020	569,672
NN Group NV	2,085	182,741
Powszechny Zaklad Ubezpieczen SA	4,515	78,820
Prudential PLC	20,040	266,779
Sampo oyj, Class A Shares	19,440	204,344
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
SCOR SE	1,395	$50,622
Standard Life PLC	6,015	66,502
Swiss Life Holding AG, Registered Shares	225	248,137
Swiss Re AG	2,340	372,764
Talanx AG	480	60,696
Tryg A/S	2,340	53,292
Unipol Assicurazioni SpA	2,985	83,305
Vienna Insurance Group AG Wiener Versicherung Gruppe	285	20,984
Zurich Insurance Group AG	1,185	879,367
Total Insurance		6,868,732

Total Financials		28,820,982
Health Care — 12.8%
Biotechnology — 0.6%
Abivax SA	540	71,308 *
Argenx SE	495	459,198 *
Genmab A/S	480	131,783 *
Grifols SA	2,340	23,971
Swedish Orphan Biovitrum AB	1,470	70,173 *
Total Biotechnology		756,433
Health Care Equipment & Supplies — 1.3%
Alcon AG	3,870	261,950
BioMerieux	315	24,742
Coloplast A/S, Class B Shares	1,050	59,791
Convatec Group PLC	15,585	44,473 (a)
Demant A/S	645	26,459 *
EssilorLuxottica SA	2,310	433,260
Getinge AB, Class B Shares	1,680	34,388
Koninklijke Philips NV	6,333	172,035
Siemens Healthineers AG	2,970	116,129 (a)
Smith & Nephew PLC	6,855	99,217
Sonova Holding AG, Registered Shares	390	92,877
Straumann Holding AG, Registered Shares	870	114,756
Total Health Care Equipment & Supplies		1,480,077
Health Care Providers & Services — 0.2%
Fresenius Medical Care AG	1,590	71,987
Fresenius SE & Co. KGaA	3,270	149,431
NMC Health PLC	1,159	0 *(b)(c)(d)
Total Health Care Providers & Services		221,418
Life Sciences Tools & Services — 0.5%
Bachem Holding AG	240	22,508
Eurofins Scientific SE	900	70,546
Lonza Group AG, Registered Shares	555	375,527
QIAGEN NV	1,640	63,563
Sartorius Stedim Biotech	225	46,715
Total Life Sciences Tools & Services		578,859
Pharmaceuticals — 10.2%
AstraZeneca PLC	11,925	2,231,670
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Bayer AG, Registered Shares	7,830	$433,368
Financiere de Tubize SA	165	43,577
Galderma Group AG	1,470	335,130
GSK PLC	31,740	834,534
H Lundbeck A/S	2,235	14,522
H Lundbeck A/S, Class A Shares	390	2,183
Haleon PLC	70,710	326,316
Ipsen SA	270	52,107
Merck KGaA	1,035	173,770
Novartis AG, Registered Shares	14,835	2,327,917
Novo Nordisk A/S, Class B Shares	25,320	1,218,365
Orion oyj, Class B Shares	840	69,099
Recordati Industria Chimica e Farmaceutica SpA	840	49,267
Roche Holding AG	5,595	2,308,332
Roche Holding AG, Bearer Shares	225	94,614
Sandoz Group AG	3,300	299,133
Sanofi SA	8,565	735,211
UCB SA	960	287,563
Total Pharmaceuticals		11,836,678

Total Health Care		14,873,465
Industrials — 19.0%
Aerospace & Defense — 4.6%
Airbus SE	4,650	1,034,242
BAE Systems PLC	23,340	571,234
CSG NV	1,200	17,526 *
Dassault Aviation SA	135	44,328
Hensoldt AG	480	37,186
Kongsberg Gruppen ASA	3,255	98,122
Leonardo SpA	3,210	172,215
Melrose Industries PLC	9,780	61,644
MTU Aero Engines AG	435	180,980
Rheinmetall AG	360	407,678
Rolls-Royce Holdings PLC	66,750	1,279,827
Saab AB, Class B Shares	2,460	127,802
Safran SA	2,745	1,082,734
Thales SA	720	185,050
Total Aerospace & Defense		5,300,568
Air Freight & Logistics — 0.7%
Deutsche Post AG	7,335	445,302
DSV A/S	1,545	366,046
InPost SA	2,040	35,941 *
Total Air Freight & Logistics		847,289
Building Products — 0.9%
Assa Abloy AB, Class B Shares	7,740	273,831
Belimo Holding AG, Registered Shares	75	84,609
Cie de Saint-Gobain SA	3,585	324,456
Geberit AG, Registered Shares	255	170,643
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Building Products — continued
Kingspan Group PLC	1,200	$109,688
Nibe Industrier AB, Class B Shares	11,775	43,824
ROCKWOOL A/S, Class B Shares	630	20,158
Total Building Products		1,027,209
Commercial Services & Supplies — 0.2%
Rentokil Initial PLC	19,695	111,514
Securitas AB, Class B Shares	3,720	61,192
SPIE SA	1,185	68,282
Verisure PLC	2,400	26,781 *
Total Commercial Services & Supplies		267,769
Construction & Engineering — 1.2%
Ackermans & van Haaren NV	165	53,915
ACS Actividades de Construccion y Servicios SA	1,417	208,501
Bouygues SA	1,545	86,218
Eiffage SA	570	84,132
Ferrovial NV	3,600	246,871
HOCHTIEF AG	120	69,558
Skanska AB, Class B Shares	2,685	71,910
Strabag SE, Bearer Shares	210	21,392
Sweco AB, Class B Shares	1,620	21,275
Vinci SA	3,870	565,460
Total Construction & Engineering		1,429,232
Electrical Equipment — 4.2%
ABB Ltd., Registered Shares	12,315	1,337,070
Legrand SA	2,025	341,952
Prysmian SpA	2,280	380,712
Schneider Electric SE	4,320	1,409,607
Siemens Energy AG	6,015	1,140,198
Vestas Wind Systems A/S	7,890	222,774
Total Electrical Equipment		4,832,313
Ground Transportation — 0.0%††
Ayvens SA	2,790	36,747 (a)
Industrial Conglomerates — 1.8%
Aker ASA, Class A Shares	165	19,142
Investment AB Latour, Class B Shares	1,065	21,183
Lifco AB, Class B Shares	1,785	58,540
Metlen Energy & Metals PLC	885	41,707
Siemens AG, Registered Shares	5,835	1,875,596
Smiths Group PLC	2,400	81,546
Total Industrial Conglomerates		2,097,714
Machinery — 3.0%
Alfa Laval AB	2,235	133,248
Alstom SA	2,625	45,663 *
ANDRITZ AG	525	45,377
Atlas Copco AB, Class A Shares	20,205	409,501
Atlas Copco AB, Class B Shares	11,985	212,626
Daimler Truck Holding AG	3,930	189,612
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
Epiroc AB, Class A Shares	5,010	$137,646
Epiroc AB, Class B Shares	2,985	69,334
GEA Group AG	1,155	79,297
Georg Fischer AG, Registered Shares	615	31,945
IMI PLC	1,905	74,942
Indutrade AB	2,175	45,036
Interpump Group SpA	615	23,780
KION Group AG	555	24,601
Knorr-Bremse AG	495	57,499
Kone oyj, Class B Shares	2,490	141,658
Kongsberg Maritime AS	3,300	17,088 *
Metso oyj	5,460	94,885
Rational AG	45	32,953
RENK Group AG	720	34,717
Sandvik AB	8,160	337,170
Schindler Holding AG	315	104,655
Schindler Holding AG, Registered Shares	165	52,569
SKF AB, Class B Shares	2,610	67,096
Spirax Group PLC	585	53,070
Traton SE	495	18,778
Trelleborg AB, Class B Shares	1,545	64,430
Valmet oyj	1,125	27,165
VAT Group AG	210	183,849 (a)
Volvo AB, Class A Shares	1,470	50,154
Volvo AB, Class B Shares	12,465	424,380
Wartsila oyj Abp	3,750	143,112
Weir Group PLC	2,055	65,569
Total Machinery		3,493,405
Marine Transportation — 0.2%
A.P. Moller - Maersk A/S, Class A Shares	20	46,191
A.P. Moller - Maersk A/S, Class B Shares	22	52,291
Kuehne + Nagel International AG, Registered Shares	360	87,451
Total Marine Transportation		185,933
Passenger Airlines — 0.2%
Deutsche Lufthansa AG, Registered Shares	4,785	54,762
International Consolidated Airlines Group SA	16,950	107,423
Ryanair Holdings PLC	2,100	65,665
Total Passenger Airlines		227,850
Professional Services — 1.0%
Bureau Veritas SA	2,730	83,586
Experian PLC	7,155	241,495
Intertek Group PLC	1,215	93,612
Randstad NV	870	25,076
RELX PLC	14,130	443,720
SGS SA, Registered Shares	1,320	153,363
Wolters Kluwer NV	1,830	118,086
Total Professional Services		1,158,938
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — 0.7%
AddTech AB, Class B Shares	1,860	$65,612
Beijer Ref AB	3,570	52,380
Brenntag SE	900	54,721
Bunzl PLC	2,535	88,488
Diploma PLC	1,050	99,365
Howden Joinery Group PLC	4,365	48,520
IMCD NV	465	41,999
Rexel SA	1,725	75,357
Sunbelt Rentals Holdings Inc.	3,255	237,438
Total Trading Companies & Distributors		763,880
Transportation Infrastructure — 0.3%
Aena SME SA	5,535	168,709 (a)
Aeroports de Paris SA	315	41,056
Flughafen Zurich AG, Registered Shares	150	46,488
Fraport AG Frankfurt Airport Services Worldwide	300	24,987
Getlink SE	2,205	46,890
Total Transportation Infrastructure		328,130

Total Industrials		21,996,977
Information Technology — 9.4%
Communications Equipment — 0.7%
Nokia oyj	39,855	526,518
Telefonaktiebolaget LM Ericsson, Class B Shares	21,780	243,384
Total Communications Equipment		769,902
Electronic Equipment, Instruments & Components — 0.2%
Halma PLC	2,970	155,075
Hexagon AB, Class B Shares	16,800	139,078
Total Electronic Equipment, Instruments & Components		294,153
IT Services — 0.2%
Bechtle AG	675	23,908
Capgemini SE	1,245	125,203
Indra Sistemas SA	705	38,625
Reply SpA	180	18,820
Total IT Services		206,556
Semiconductors & Semiconductor Equipment — 6.9%
ASM International NV	375	428,952
ASML Holding NV	3,063	6,028,219
BE Semiconductor Industries NV	555	182,174
Infineon Technologies AG	10,380	969,215
STMicroelectronics NV	5,025	370,673
Technoprobe SpA	1,155	46,086 *
Total Semiconductors & Semiconductor Equipment		8,025,319
Software — 1.3%
Dassault Systemes SE	5,235	106,626
Nemetschek SE	465	28,230
Sage Group PLC	7,290	78,953
SAP SE	8,190	1,254,726
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — continued
Temenos AG, Registered Shares	405	$33,187
Total Software		1,501,722
Technology Hardware, Storage & Peripherals — 0.1%
Logitech International SA, Registered Shares	1,170	109,856

Total Information Technology		10,907,508
Materials — 5.5%
Chemicals — 2.3%
Air Liquide SA	5,026	995,706
Akzo Nobel NV	1,365	92,606
BASF SE	7,050	377,059
Croda International PLC	1,110	44,551
DSM-Firmenich AG	1,470	139,494
EMS-Chemie Holding AG, Registered Shares	60	51,546
Evonik Industries AG	1,980	35,948
FUCHS SE	195	7,246
Givaudan SA, Registered Shares	61	258,625
Novonesis Novozymes, Class B Shares	2,760	174,305
Sika AG, Registered Shares	1,275	263,567
Syensqo SA	540	39,883
Symrise AG	1,065	106,931
Yara International ASA	1,275	56,100
Total Chemicals		2,643,567
Construction Materials — 0.7%
Amrize Ltd.	4,080	216,582
Buzzi SpA	630	32,261
Heidelberg Materials AG	1,005	191,771
Holcim AG	4,005	361,847
Total Construction Materials		802,461
Containers & Packaging — 0.0%††
SIG Group AG	2,610	43,778 *
Metals & Mining — 2.3%
Anglo American PLC	8,730	428,367
Antofagasta PLC	2,700	136,893
ArcelorMittal SA	3,360	202,446
Boliden AB	2,220	125,427
Endeavour Mining PLC	1,695	83,328
Evraz PLC	10,404	0 *(b)(c)(d)
Fresnillo PLC	1,440	52,387
Glencore PLC	80,640	549,917
KGHM Polska Miedz SA	1,095	96,497
Norsk Hydro ASA	10,245	92,972
Rio Tinto PLC	8,235	778,427
SSAB AB, Class A Shares	1,680	15,599
SSAB AB, Class B Shares	4,845	44,845
Total Metals & Mining		2,607,105
Paper & Forest Products — 0.2%
Holmen AB, Class B Shares	555	17,468
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Paper & Forest Products — continued
Mondi PLC	3,495	$31,738
Stora Enso oyj, Class R Shares	4,710	50,220
Svenska Cellulosa AB SCA, Class B Shares	4,650	47,614
UPM-Kymmene oyj	4,050	107,424
Total Paper & Forest Products		254,464

Total Materials		6,351,375
Real Estate — 0.9%
Diversified REITs — 0.2%
British Land Co. PLC	8,205	45,041
Covivio SA	435	26,657
Land Securities Group PLC	5,790	50,028
Merlin Properties Socimi SA	3,435	60,244
Total Diversified REITs		181,970
Industrial REITs — 0.1%
Segro PLC	10,695	124,234
Warehouses De Pauw, CVA	1,485	37,454
Total Industrial REITs		161,688
Office REITs — 0.0%††
Gecina SA	405	34,056
Real Estate Management & Development — 0.4%
Castellum AB	2,580	33,936
CTP NV	1,065	19,433 (a)
Deutsche Wohnen SE	375	8,026
Fastighets AB Balder, Class B Shares	5,520	29,499 *
LEG Immobilien SE	615	38,848
PSP Swiss Property AG, Registered Shares	360	64,310
Sagax AB, Class B Shares	1,710	27,245
Sagax AB, Class D Shares	900	3,050
Swiss Prime Site AG, Registered Shares	645	105,468
Vonovia SE	5,775	142,549
Total Real Estate Management & Development		472,364
Retail REITs — 0.2%
Klepierre SA	1,770	74,025
Unibail-Rodamco-Westfield	975	114,203
Total Retail REITs		188,228

Total Real Estate		1,038,306
Utilities — 5.0%
Electric Utilities — 2.6%
Acciona SA	195	61,800
BKW AG	150	25,346
EDP SA	23,610	123,656
Elia Group SA/NV	345	55,143
Endesa SA	2,430	110,795
Enel SpA	59,925	688,822
Fortum oyj	3,330	77,248
Iberdrola SA	53,685	1,340,497
Redeia Corp. SA	3,285	55,923
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Electric Utilities — continued
SSE PLC		9,645	$311,840
Terna - Rete Elettrica Nazionale		11,160	130,655
Verbund AG		540	34,326
Total Electric Utilities			3,016,051
Gas Utilities — 0.2%
Italgas SpA		4,920	57,010
Naturgy Energy Group SA		3,675	115,377
Snam SpA		16,380	118,281
Total Gas Utilities			290,668
Independent Power and Renewable Electricity Producers — 0.4%
Corp. ACCIONA Energias Renovables SA		225	5,953
EDP Renewables SA		2,406	38,978
Orsted AS		3,630	81,506 *(a)
RWE AG		5,625	364,127
Total Independent Power and Renewable Electricity Producers			490,564
Multi-Utilities — 1.6%
A2A SpA		12,780	33,022
Centrica PLC		36,360	82,450
E.ON SE		17,670	364,143
Engie SA		14,625	461,326
Hera SpA		5,490	22,922
National Grid PLC		39,495	654,198
Veolia Environnement SA		4,950	206,226
Total Multi-Utilities			1,824,287
Water Utilities — 0.2%
Severn Trent PLC		2,100	82,390
United Utilities Group PLC		5,865	101,897
Total Water Utilities			184,287

Total Utilities			5,805,857
Total Common Stocks (Cost — $91,101,368)			114,989,706
	Rate
Preferred Stocks — 0.3%
Consumer Discretionary — 0.2%
Automobiles — 0.2%
Bayerische Motoren Werke AG	7.694%	435	28,572 (e)
Volkswagen AG	7.504%	1,635	131,038 (e)

Total Consumer Discretionary			159,610
Consumer Staples — 0.1%
Household Products — 0.1%
Henkel AG & Co. KGaA	2.815%	1,215	102,155 (e)

Health Care — 0.0%††
Biotechnology — 0.0%††
Grifols SA, Class B Shares	1.189%	2,100	15,126 (e)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value

Materials — 0.0%††
Chemicals — 0.0%††
FUCHS SE	3.217%		525	$22,953 (e)

Total Preferred Stocks (Cost — $436,403)				299,844
		Expiration Date	Rights
Rights — 0.0%††
Industrials — 0.0%††
Construction & Engineering — 0.0%††
ACS Actividades de Construccion y Servicios SA (Cost — $3,020)		7/14/26	1,417	2,976 *
Total Investments before Short-Term Investments (Cost — $91,540,791)				115,292,526
	Rate		Shares
Short-Term Investments — 2.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $2,478,074)	3.545%		2,478,074	2,478,074 (f)(g)
Total Investments — 101.5% (Cost — $94,018,865)				117,770,600
Liabilities in Excess of Other Assets — (1.5)%				(1,715,586)
Total Net Assets — 100.0%				$116,055,014

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	The rate shown represents the yield as of June 30, 2026.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $2,478,074 and the cost was $2,478,074 (Note 2).

Abbreviation(s) used in this schedule:
CVA	—	Certificaaten van aandelen (Share Certificates)
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Euro Stoxx 50 Index	6	9/26	$434,402	$436,009	$1,607
FTSE 100 Index	1	9/26	138,111	139,912	1,801
Net unrealized appreciation on open futures contracts					$3,408
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.2%
Communication Services — 3.3%
Diversified Telecommunication Services — 2.6%
Cellnex Telecom SA	5,160	$154,270 (a)
Deutsche Telekom AG, Registered Shares	31,400	856,206
Elisa oyj	1,300	54,606
Infrastrutture Wireless Italiane SpA	2,790	19,649 (a)
Koninklijke KPN NV	35,030	172,855
Orange SA	19,060	359,666
Telecom Italia SpA	15,531	141,307 *
Telefonica SA	33,420	134,343
Telekom Austria AG	690	7,652
Total Diversified Telecommunication Services		1,900,554
Entertainment — 0.3%
CTS Eventim AG & Co. KGaA	530	30,934
Universal Music Group NV	9,340	195,735
Total Entertainment		226,669
Interactive Media & Services — 0.1%
Scout24 SE	620	51,285 (a)
Media — 0.3%
Publicis Groupe SA	2,130	210,550
RTL Group SA	340	12,109
Total Media		222,659

Total Communication Services		2,401,167
Consumer Discretionary — 7.9%
Automobile Components — 0.5%
Aumovio SE	464	19,098 *
Cie Generale des Etablissements Michelin SCA	5,830	224,959
Continental AG	980	80,850
Pirelli & C. SpA	4,000	30,252 (a)
Schaeffler AG	1,800	17,451
Total Automobile Components		372,610
Automobiles — 1.5%
Bayerische Motoren Werke AG	2,500	163,663
Ferrari NV	1,070	396,788
Mercedes-Benz Group AG	6,940	348,483
Renault SA	1,680	48,172
Stellantis NV	20,180	114,794 *
Volkswagen AG	260	21,418
Total Automobiles		1,093,318
Broadline Retail — 0.7%
Prosus NV	11,040	479,511
Distributors — 0.1%
D’ieteren Group	190	37,015
Hotels, Restaurants & Leisure — 0.7%
Accor SA	1,970	114,507
Amadeus IT Group SA	3,950	230,679
Delivery Hero SE	2,040	83,964 *(a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotels, Restaurants & Leisure — continued
FDJ UNITED	990	$24,210
Sodexo SA	720	41,694
Total Hotels, Restaurants & Leisure		495,054
Specialty Retail — 1.0%
Industria de Diseno Textil SA	10,160	640,270
Zalando SE	2,120	61,492 *(a)
Total Specialty Retail		701,762
Textiles, Apparel & Luxury Goods — 3.4%
adidas AG	1,520	311,764
Brunello Cucinelli SpA	310	29,275
Hermes International SCA	312	570,022
Kering SA	642	181,518
LVMH Moet Hennessy Louis Vuitton SE	2,257	1,249,186
Moncler SpA	2,030	117,855
Total Textiles, Apparel & Luxury Goods		2,459,620

Total Consumer Discretionary		5,638,890
Consumer Staples — 4.9%
Beverages — 1.6%
Anheuser-Busch InBev SA/NV	8,650	718,575
Davide Campari-Milano NV	5,400	33,635
Heineken Holding NV	940	71,736
Heineken NV	2,440	205,318
Pernod Ricard SA	1,700	124,119
Total Beverages		1,153,383
Consumer Staples Distribution & Retail — 0.8%
Carrefour SA	5,300	98,467
Jeronimo Martins SGPS SA	2,490	47,712
Kesko oyj, Class B Shares	2,410	53,895
Koninklijke Ahold Delhaize NV	8,100	326,163
Total Consumer Staples Distribution & Retail		526,237
Food Products — 1.0%
Danone SA	5,760	472,437
Kerry Group PLC, Class A Shares	1,460	134,122
Lotus Bakeries NV	4	53,141
Magnum Ice Cream Co. NV	3,930	68,458 *
Total Food Products		728,158
Household Products — 0.1%
Henkel AG & Co. KGaA	850	67,249
Personal Care Products — 1.4%
Beiersdorf AG	950	81,829
L’Oreal SA	2,090	916,731
Total Personal Care Products		998,560

Total Consumer Staples		3,473,587
Energy — 3.4%
Energy Equipment & Services — 0.1%
Tenaris SA	2,900	80,270
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — 3.3%
Bollore SE	6,100	$28,287
Eni SpA	16,840	397,001
Galp Energia SGPS SA	3,570	76,101
Neste oyj	3,750	122,790
OMV AG	1,290	81,338
Repsol SA	9,970	250,886
TotalEnergies SE	17,590	1,368,127
Total Oil, Gas & Consumable Fuels		2,324,530

Total Energy		2,404,800
Financials — 25.8%
Banks — 16.6%
ABN AMRO Bank NV, CVA	5,470	232,518
AIB Group PLC	19,360	227,430
Banca Monte dei Paschi di Siena SpA	17,910	222,457
Banco Bilbao Vizcaya Argentaria SA	51,440	1,286,204
Banco BPM SpA	13,470	232,698
Banco Comercial Portugues SA, Class R Shares	80,800	95,612
Banco de Sabadell SA	42,810	151,680
Banco Santander SA	132,250	1,827,118
Bank of Ireland Group PLC	8,710	173,521
Bankinter SA	5,870	98,252
BAWAG Group AG	700	140,294 (a)
BNP Paribas SA	8,930	1,042,816
BPER Banca SpA	13,890	218,070
CaixaBank SA	33,930	480,441
Commerzbank AG	5,910	251,560
Credit Agricole SA	8,310	167,167
Erste Group Bank AG	2,560	342,734
FinecoBank Banca Fineco SpA	5,610	140,785
ING Groep NV	26,300	832,003
Intesa Sanpaolo SpA	139,360	954,388
KBC Group NV	2,030	276,883
Mediobanca Banca di Credito Finanziario SpA	800	23,854
Nordea Bank Abp	29,370	557,407
Raiffeisen Bank International AG	1,160	74,070
Societe Generale SA	6,150	544,011
UniCredit SpA	13,800	1,234,750
Total Banks		11,828,723
Capital Markets — 1.7%
Amundi SA	540	51,829 (a)
CVC Capital Partners PLC	1,950	28,336 (a)
Deutsche Bank AG, Registered Shares	15,710	532,102
Deutsche Boerse AG	1,670	455,944
DWS Group GmbH & Co. KGaA	280	21,016 (a)
Euronext NV	800	128,050 (a)
Total Capital Markets		1,217,277
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — 0.9%
Adyen NV	244	$228,863 *(a)
Banca Mediolanum SpA	1,960	48,806
Edenred SE	2,060	52,992
EXOR NV	800	61,281
Groupe Bruxelles Lambert NV	680	61,962
HAL Trust	160	30,183
Nexi SpA	3,970	16,077 (a)
Poste Italiane SpA	4,160	136,121
Sofina SA	140	35,630
Total Financial Services		671,915
Insurance — 6.6%
Aegon Ltd.	11,820	100,516
Ageas SA/NV	1,780	142,455
Allianz SE, Registered Shares	3,480	1,647,573
ASR Nederland NV	1,410	106,460
AXA SA	14,860	744,987
Generali	8,720	424,804
Hannover Rueck SE	550	152,425
Mapfre SA	8,450	41,832
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	1,170	653,447
NN Group NV	2,400	210,349
Sampo oyj, Class A Shares	22,340	234,827
SCOR SE	1,580	57,335
Talanx AG	550	69,547
Unipol Assicurazioni SpA	3,430	95,724
Vienna Insurance Group AG Wiener Versicherung Gruppe	320	23,561
Total Insurance		4,705,842

Total Financials		18,423,757
Health Care — 5.7%
Biotechnology — 0.9%
Abivax SA	640	84,513 *
Argenx SE	567	525,991 *
Grifols SA	2,580	26,429
Total Biotechnology		636,933
Health Care Equipment & Supplies — 1.2%
BioMerieux	360	28,276
EssilorLuxottica SA	2,670	500,781
Koninklijke Philips NV	7,302	198,357
Siemens Healthineers AG	3,390	132,552 (a)
Total Health Care Equipment & Supplies		859,966
Health Care Providers & Services — 0.3%
Fresenius Medical Care AG	1,830	82,853
Fresenius SE & Co. KGaA	3,770	172,280
NMC Health PLC	60	0 *(b)(c)(d)
Total Health Care Providers & Services		255,133
Life Sciences Tools & Services — 0.3%
Eurofins Scientific SE	1,050	82,304
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Life Sciences Tools & Services — continued
QIAGEN NV	1,880	$72,865
Sartorius Stedim Biotech	250	51,906
Total Life Sciences Tools & Services		207,075
Pharmaceuticals — 3.0%
Bayer AG, Registered Shares	8,980	497,017
Financiere de Tubize SA	190	50,179
Ipsen SA	320	61,757
Merck KGaA	1,180	198,114
Orion oyj, Class B Shares	970	79,793
Recordati Industria Chimica e Farmaceutica SpA	970	56,892
Sanofi SA	9,840	844,655
UCB SA	1,090	326,504
Total Pharmaceuticals		2,114,911

Total Health Care		4,074,018
Industrials — 20.0%
Aerospace & Defense — 5.1%
Airbus SE	5,340	1,187,710
CSG NV	1,370	20,008 *
Dassault Aviation SA	151	49,582
Hensoldt AG	550	42,609
Leonardo SpA	3,670	196,893
MTU Aero Engines AG	490	203,863
Rheinmetall AG	420	475,624
Safran SA	3,150	1,242,482
Thales SA	820	210,751
Total Aerospace & Defense		3,629,522
Air Freight & Logistics — 0.8%
Deutsche Post AG	8,420	511,172
InPost SA	2,360	41,579 *
Total Air Freight & Logistics		552,751
Building Products — 0.7%
Cie de Saint-Gobain SA	4,110	371,970
Kingspan Group PLC	1,380	126,141
Total Building Products		498,111
Commercial Services & Supplies — 0.1%
SPIE SA	1,420	81,824
Construction & Engineering — 2.1%
Ackermans & van Haaren NV	190	62,084
ACS Actividades de Construccion y Servicios SA	1,640	241,314
Bouygues SA	1,850	103,238
Eiffage SA	650	95,940
Ferrovial NV	4,130	283,215
HOCHTIEF AG	140	81,152
Strabag SE, Bearer Shares	240	24,448
Vinci SA	4,440	648,745
Total Construction & Engineering		1,540,136
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — 5.3%
Legrand SA	2,320	$391,768
Prysmian SpA	2,620	437,485
Schneider Electric SE	4,960	1,618,437
Siemens Energy AG	6,910	1,309,854
Total Electrical Equipment		3,757,544
Ground Transportation — 0.1%
Ayvens SA	3,180	41,883 (a)
Industrial Conglomerates — 3.0%
Siemens AG, Registered Shares	6,710	2,156,854
Machinery — 1.5%
Alstom SA	3,080	53,578 *
ANDRITZ AG	600	51,860
Daimler Truck Holding AG	4,550	219,525
GEA Group AG	1,340	91,998
Interpump Group SpA	680	26,293
KION Group AG	630	27,925
Knorr-Bremse AG	600	69,696
Kone oyj, Class B Shares	2,880	163,845
Metso oyj	6,230	108,266
Rational AG	47	34,417
RENK Group AG	830	40,022
Traton SE	580	22,002
Valmet oyj	1,300	31,390
Wartsila oyj Abp	4,290	163,721
Total Machinery		1,104,538
Passenger Airlines — 0.2%
Deutsche Lufthansa AG, Registered Shares	5,460	62,487
Ryanair Holdings PLC	2,390	74,733
Total Passenger Airlines		137,220
Professional Services — 0.4%
Bureau Veritas SA	3,170	97,058
Randstad NV	990	28,534
Wolters Kluwer NV	2,110	136,154
Total Professional Services		261,746
Trading Companies & Distributors — 0.3%
Brenntag SE	1,050	63,841
IMCD NV	530	47,870
Rexel SA	2,000	87,371
Total Trading Companies & Distributors		199,082
Transportation Infrastructure — 0.4%
Aena SME SA	6,350	193,550 (a)
Aeroports de Paris SA	360	46,921
Fraport AG Frankfurt Airport Services Worldwide	330	27,486
Getlink SE	2,530	53,801
Total Transportation Infrastructure		321,758

Total Industrials		14,282,969
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Information Technology — 16.3%
Communications Equipment — 0.9%
Nokia oyj	45,800	$605,056
IT Services — 0.3%
Bechtle AG	750	26,565
Capgemini SE	1,420	142,802
Indra Sistemas SA	790	43,282
Reply SpA	210	21,956
Total IT Services		234,605
Semiconductors & Semiconductor Equipment — 12.9%
ASM International NV	427	488,433
ASML Holding NV	3,524	6,935,502
BE Semiconductor Industries NV	650	213,357
Infineon Technologies AG	11,930	1,113,944
STMicroelectronics NV	5,830	430,054
Technoprobe SpA	1,380	55,064 *
Total Semiconductors & Semiconductor Equipment		9,236,354
Software — 2.2%
Dassault Systemes SE	6,050	123,225
Nemetschek SE	520	31,569
SAP SE	9,410	1,441,633
Total Software		1,596,427

Total Information Technology		11,672,442
Materials — 3.8%
Chemicals — 2.9%
Air Liquide SA	5,804	1,149,836
Akzo Nobel NV	1,560	105,836
BASF SE	8,090	432,682
DSM-Firmenich AG	1,680	159,422
Evonik Industries AG	2,300	41,758
FUCHS SE	230	8,546
Syensqo SA	640	47,269
Symrise AG	1,210	121,489
Total Chemicals		2,066,838
Construction Materials — 0.4%
Buzzi SpA	730	37,382
Heidelberg Materials AG	1,160	221,348
Total Construction Materials		258,730
Metals & Mining — 0.3%
ArcelorMittal SA	3,860	232,572
Evraz PLC	1,168	0 *(b)(c)(d)
Total Metals & Mining		232,572
Paper & Forest Products — 0.2%
Stora Enso oyj, Class R Shares	5,300	56,511
UPM-Kymmene oyj	4,640	123,074
Total Paper & Forest Products		179,585

Total Materials		2,737,725
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Real Estate — 0.9%
Diversified REITs — 0.1%
Covivio SA	480	$29,415
Merlin Properties Socimi SA	3,960	69,451
Total Diversified REITs		98,866
Industrial REITs — 0.1%
Warehouses De Pauw, CVA	1,740	43,885
Office REITs — 0.1%
Gecina SA	470	39,522
Real Estate Management & Development — 0.3%
CTP NV	1,160	21,167 (a)
Deutsche Wohnen SE	440	9,417
LEG Immobilien SE	700	44,217
Vonovia SE	6,690	165,135
Total Real Estate Management & Development		239,936
Retail REITs — 0.3%
Klepierre SA	2,030	84,898
Unibail-Rodamco-Westfield	1,110	130,016
Total Retail REITs		214,914

Total Real Estate		637,123
Utilities — 7.2%
Electric Utilities — 4.3%
Acciona SA	220	69,723
EDP SA	27,070	141,778
Elia Group SA/NV	400	63,933
Endesa SA	2,780	126,754
Enel SpA	68,870	791,643
Fortum oyj	3,860	89,543
Iberdrola SA	61,690	1,540,379
Redeia Corp. SA	3,720	63,328
Terna - Rete Elettrica Nazionale	12,860	150,557
Verbund AG	610	38,776
Total Electric Utilities		3,076,414
Gas Utilities — 0.5%
Italgas SpA	5,600	64,889
Naturgy Energy Group SA	4,220	132,487
Snam SpA	18,810	135,829
Total Gas Utilities		333,205
Independent Power and Renewable Electricity Producers — 0.7%
Corp. ACCIONA Energias Renovables SA	260	6,878
EDP Renewables SA	2,795	45,281
RWE AG	6,470	418,827
Total Independent Power and Renewable Electricity Producers		470,986
Multi-Utilities — 1.7%
A2A SpA	14,440	37,311
E.ON SE	20,280	417,930
Engie SA	16,800	529,933
Hera SpA	6,350	26,513
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security			Shares	Value

Multi-Utilities — continued
Veolia Environnement SA			5,720	$238,306
Total Multi-Utilities				1,249,993

Total Utilities				5,130,598
Total Common Stocks (Cost — $55,587,873)				70,877,076
	Rate
Preferred Stocks — 0.5%
Consumer Discretionary — 0.3%
Automobiles — 0.3%
Bayerische Motoren Werke AG	7.694%		480	31,527 (e)
Volkswagen AG	7.504%		1,890	151,475 (e)

Total Consumer Discretionary				183,002
Consumer Staples — 0.2%
Household Products — 0.2%
Henkel AG & Co. KGaA	2.815%		1,400	117,710 (e)

Health Care — 0.0%††
Biotechnology — 0.0%††
Grifols SA, Class B Shares	1.189%		2,310	16,638 (e)

Materials — 0.0%††
Chemicals — 0.0%††
FUCHS SE	3.217%		610	26,669 (e)

Total Preferred Stocks (Cost — $441,288)				344,019
		Expiration Date	Rights
Rights — 0.0%††
Industrials — 0.0%††
Construction & Engineering — 0.0%††
ACS Actividades de Construccion y Servicios SA (Cost — $3,495)		7/14/26	1,640	3,444 *
Total Investments before Short-Term Investments (Cost — $56,032,656)				71,224,539
	Rate		Shares
Short-Term Investments — 1.7%
Money Market Funds — 1.5%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $1,101,903)	3.545%		1,101,903	1,101,903 (f)(g)
		Maturity Date	Face Amount
Time Deposits — 0.2%
Royal Bank of Canada (Cost — $114,330)	2.140%	7/1/26	$100,000	114,330

Total Short-Term Investments (Cost — $1,216,233)				1,216,233
Total Investments — 101.4% (Cost — $57,248,889)				72,440,772
Liabilities in Excess of Other Assets — (1.4)%				(1,007,534)
Total Net Assets — 100.0%				$71,433,238

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Eurozone ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	The rate shown represents the yield as of June 30, 2026.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $1,101,903 and the cost was $1,101,903 (Note 2).

Abbreviation(s) used in this schedule:
CVA	—	Certificaaten van aandelen (Share Certificates)
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Euro Stoxx 50 Index	2	9/26	$144,230	$145,336	$1,106
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin FTSE Germany ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.7%
Communication Services — 5.4%
Diversified Telecommunication Services — 4.8%
Deutsche Telekom AG, Registered Shares	66,125	$1,803,077
Entertainment — 0.2%
CTS Eventim AG & Co. KGaA	1,081	63,093
Interactive Media & Services — 0.3%
Scout24 SE	1,311	108,443 (a)
Media — 0.1%
RTL Group SA	736	26,212

Total Communication Services		2,000,825
Consumer Discretionary — 6.3%
Automobile Components — 0.7%
Aumovio SE	966	39,760 *
Continental AG	2,070	170,776
Schaeffler AG	3,726	36,124
Total Automobile Components		246,660
Automobiles — 3.0%
Bayerische Motoren Werke AG	5,221	341,795
Mercedes-Benz Group AG	14,513	728,752
Volkswagen AG	552	45,471
Total Automobiles		1,116,018
Hotels, Restaurants & Leisure — 0.5%
Delivery Hero SE	4,301	177,024 *(a)(b)
Specialty Retail — 0.3%
Zalando SE	4,439	128,755 *(a)
Textiles, Apparel & Luxury Goods — 1.8%
adidas AG	3,174	651,013

Total Consumer Discretionary		2,319,470
Consumer Staples — 0.8%
Household Products — 0.4%
Henkel AG & Co. KGaA	1,794	141,935
Personal Care Products — 0.4%
Beiersdorf AG	1,978	170,377

Total Consumer Staples		312,312
Financials — 22.4%
Banks — 1.4%
Commerzbank AG	12,397	527,679
Capital Markets — 5.7%
Deutsche Bank AG, Registered Shares	32,890	1,113,993
Deutsche Boerse AG	3,496	954,478
DWS Group GmbH & Co. KGaA	598	44,885 (a)
Total Capital Markets		2,113,356
Insurance — 15.3%
Allianz SE, Registered Shares	7,268	3,440,966
Hannover Rueck SE	1,150	318,706
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,128	1,746,995
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Germany ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Talanx AG	1,150	$145,416
Total Insurance		5,652,083

Total Financials		8,293,118
Health Care — 6.5%
Health Care Equipment & Supplies — 0.8%
Siemens Healthineers AG	7,084	276,990 (a)
Health Care Providers & Services — 1.4%
Fresenius Medical Care AG	3,818	172,859
Fresenius SE & Co. KGaA	7,889	360,509
Total Health Care Providers & Services		533,368
Life Sciences Tools & Services — 0.4%
QIAGEN NV	3,933	152,435
Pharmaceuticals — 3.9%
Bayer AG, Registered Shares	18,837	1,042,574
Merck KGaA	2,484	417,048
Total Pharmaceuticals		1,459,622

Total Health Care		2,422,415
Industrials — 31.0%
Aerospace & Defense — 4.5%
Hensoldt AG	1,150	89,090
MTU Aero Engines AG	1,035	430,609
Rheinmetall AG	1,012	1,146,028
Total Aerospace & Defense		1,665,727
Air Freight & Logistics — 2.9%
Deutsche Post AG	17,641	1,070,972
Construction & Engineering — 0.4%
HOCHTIEF AG	290	168,099
Electrical Equipment — 7.4%
Siemens Energy AG	14,490	2,746,712
Industrial Conglomerates — 12.1%
Siemens AG, Registered Shares	13,938	4,480,213
Machinery — 2.8%
Daimler Truck Holding AG	9,499	458,301
GEA Group AG	2,783	191,067
KION Group AG	1,357	60,150
Knorr-Bremse AG	1,265	146,942
Rational AG	99	72,496
RENK Group AG	1,725	83,177
Traton SE	1,196	45,370
Total Machinery		1,057,503
Passenger Airlines — 0.3%
Deutsche Lufthansa AG, Registered Shares	11,477	131,348
Trading Companies & Distributors — 0.4%
Brenntag SE	2,208	134,248
Transportation Infrastructure — 0.2%
Fraport AG Frankfurt Airport Services Worldwide	690	57,470

Total Industrials		11,512,292
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Germany ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Information Technology — 14.7%
IT Services — 0.1%
Bechtle AG		1,564	$55,396
Semiconductors & Semiconductor Equipment — 6.3%
Infineon Technologies AG		25,070	2,340,869
Software — 8.3%
Nemetschek SE		1,081	65,627
SAP SE		19,642	3,009,198
Total Software			3,074,825

Total Information Technology			5,471,090
Materials — 4.7%
Chemicals — 3.4%
BASF SE		16,951	906,600
Evonik Industries AG		4,784	86,857
FUCHS SE		460	17,092
Symrise AG		2,530	254,024
Total Chemicals			1,264,573
Construction Materials — 1.3%
Heidelberg Materials AG		2,415	460,822

Total Materials			1,725,395
Real Estate — 1.2%
Real Estate Management & Development — 1.2%
Deutsche Wohnen SE		989	21,167
LEG Immobilien SE		1,449	91,529
Vonovia SE		13,984	345,179

Total Real Estate			457,875
Utilities — 4.7%
Independent Power and Renewable Electricity Producers — 2.3%
RWE AG		13,524	875,458
Multi-Utilities — 2.4%
E.ON SE		42,504	875,922

Total Utilities			1,751,380
Total Common Stocks (Cost — $37,559,967)			36,266,172
	Rate
Preferred Stocks — 1.9%
Consumer Discretionary — 1.0%
Automobiles — 1.0%
Bayerische Motoren Werke AG	7.694%	1,012	66,471 (c)
Volkswagen AG	7.504%	3,956	317,055 (c)

Total Consumer Discretionary			383,526
Consumer Staples — 0.7%
Household Products — 0.7%
Henkel AG & Co. KGaA	2.815%	2,921	245,593 (c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Germany ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Materials — 0.2%
Chemicals — 0.2%
FUCHS SE	3.217%	1,265	$55,305 (c)

Total Preferred Stocks (Cost — $1,015,008)			684,424
Total Investments before Short-Term Investments (Cost — $38,574,975)			36,950,596

Short-Term Investments — 3.2%
Money Market Funds — 3.0%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $1,097,456)	3.545%	1,097,456	1,097,456 (d)(e)

Investments from Cash Collateral Received for Loaned Securities — 0.2%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $86,516)	3.545%	86,516	86,516 (d)(e)

Total Short-Term Investments (Cost — $1,183,972)			1,183,972
Total Investments — 102.8% (Cost — $39,758,947)			38,134,568
Liabilities in Excess of Other Assets — (2.8)%			(1,021,383)
Total Net Assets — 100.0%			$37,113,185

*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	A portion or all of the security is on loan at June 30, 2026.
(c)	The rate shown represents the yield as of June 30, 2026.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $1,183,972 and the cost was $1,183,972 (Note 2).

At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Micro Dax Index	6	9/26	$171,660	$172,428	$768
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.8%
Communication Services — 4.6%
Diversified Telecommunication Services — 0.5%
Indus Towers Ltd.	2,101,566	$8,696,327 *
Tata Communications Ltd.	185,160	3,854,649
Total Diversified Telecommunication Services		12,550,976
Interactive Media & Services — 0.2%
Info Edge India Ltd.	555,480	5,739,136
Media — 0.0%††
Sun TV Network Ltd.	141,956	773,150
Wireless Telecommunication Services — 3.9%
Bharti Airtel Ltd.	4,937,600	96,604,225
Bharti Hexacom Ltd.	123,440	1,933,910
Vodafone Idea Ltd.	44,723,855	6,831,983 *
Total Wireless Telecommunication Services		105,370,118

Total Communication Services		124,433,380
Consumer Discretionary — 12.2%
Automobile Components — 2.1%
Balkrishna Industries Ltd.	131,155	3,021,066
Bharat Forge Ltd.	435,126	9,855,969
Bosch Ltd.	13,887	5,853,567
Endurance Technologies Ltd.	58,634	1,656,095 (a)
Exide Industries Ltd.	686,635	2,811,570
MRF Ltd.	3,559	4,805,804
Samvardhana Motherson International Ltd.	7,108,601	11,122,637
Schaeffler India Ltd.	66,349	2,936,679
Sona Blw Precision Forgings Ltd.	728,296	4,769,455 (a)
Tube Investments of India Ltd.	177,445	5,678,652
UNO Minda Ltd.	294,713	3,386,785
Total Automobile Components		55,898,279
Automobiles — 5.5%
Bajaj Auto Ltd.	109,553	11,244,781
Eicher Motors Ltd.	226,821	16,949,498
Hero MotoCorp Ltd.	212,934	10,784,734
Hyundai Motor India Ltd.	234,536	4,721,258
Mahindra & Mahindra Ltd.	1,507,511	48,872,923
Maruti Suzuki India Ltd.	206,762	30,831,229
Tata Motors Passenger Vehicles Ltd.	3,362,197	12,509,840
TVS Motor Co. Ltd.	373,406	13,651,235
Total Automobiles		149,565,498
Broadline Retail — 0.3%
Meesho Ltd.	911,913	1,853,522 *
Vishal Mega Mart Ltd.	4,520,990	5,633,402 *
Total Broadline Retail		7,486,924
Hotels, Restaurants & Leisure — 1.6%
Eternal Ltd.	7,389,427	20,655,696 *
Indian Hotels Co. Ltd.	1,402,587	10,578,810
ITC Hotels Ltd.	1,817,654	3,456,200
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotels, Restaurants & Leisure — continued
Jubilant Foodworks Ltd.	623,372	$2,750,091
Swiggy Ltd.	2,379,306	6,016,210 *
Total Hotels, Restaurants & Leisure		43,457,007
Household Durables — 0.4%
Dixon Technologies India Ltd.	60,177	7,577,850
LG Electronics India Ltd.	165,101	2,706,953 *
Whirlpool of India Ltd.	126,526	1,086,098
Total Household Durables		11,370,901
Specialty Retail — 1.0%
FSN E-Commerce Ventures Ltd.	2,049,104	6,729,055 *
Lenskart Solutions Ltd.	749,898	4,079,496 *
Metro Brands Ltd.	83,322	884,461
Trent Ltd.	442,841	15,356,952
Total Specialty Retail		27,049,964
Textiles, Apparel & Luxury Goods — 1.3%
Bata India Ltd.	104,924	758,121
Kalyan Jewellers India Ltd.	634,173	2,590,724
Page Industries Ltd.	9,258	4,046,150
Relaxo Footwears Ltd.	120,354	515,891
Titan Co. Ltd.	601,770	27,997,360
Vedant Fashions Ltd.	103,381	445,922
Total Textiles, Apparel & Luxury Goods		36,354,168

Total Consumer Discretionary		331,182,741
Consumer Staples — 5.4%
Beverages — 0.7%
United Breweries Ltd.	114,182	1,612,754
United Spirits Ltd.	484,502	6,911,897
Varun Beverages Ltd.	2,171,001	11,640,673
Total Beverages		20,165,324
Consumer Staples Distribution & Retail — 0.4%
Avenue Supermarts Ltd.	222,192	10,282,795 *(a)
Food Products — 1.9%
AWL Agri Business Ltd.	691,264	1,340,848
Britannia Industries Ltd.	192,875	10,486,418
Marico Ltd.	870,252	7,688,124
Nestle India Ltd.	1,168,051	17,339,604
Patanjali Foods Ltd.	547,765	2,378,637
Tata Consumer Products Ltd.	1,069,299	12,150,361
Total Food Products		51,383,992
Personal Care Products — 1.8%
Colgate-Palmolive India Ltd.	217,563	4,591,959
Dabur India Ltd.	979,805	4,370,158
Emami Ltd.	310,143	1,324,662
Godrej Consumer Products Ltd.	643,431	6,865,348
Hindustan Unilever Ltd.	1,456,592	32,594,485
Total Personal Care Products		49,746,612
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Tobacco — 0.6%
Godfrey Phillips India Ltd.	67,892	$1,558,610
ITC Ltd.	4,894,396	14,836,948
Total Tobacco		16,395,558

Total Consumer Staples		147,974,281
Energy — 8.0%
Oil, Gas & Consumable Fuels — 8.0%
Bharat Petroleum Corp. Ltd.	3,079,828	9,876,338
Coal India Ltd.	3,899,161	18,085,244
Hindustan Petroleum Corp. Ltd.	1,558,430	6,494,093
Indian Oil Corp. Ltd.	6,127,253	9,022,056
Mangalore Refinery & Petrochemicals Ltd.	330,202	519,937
Oil & Natural Gas Corp. Ltd.	6,309,327	15,656,882
Oil India Ltd.	894,940	3,942,005
Petronet LNG Ltd.	1,231,314	3,652,626
Reliance Industries Ltd.	10,927,526	149,369,455

Total Energy		216,618,636
Financials — 28.6%
Banks — 17.5%
AU Small Finance Bank Ltd.	836,306	9,162,292 (a)
Axis Bank Ltd.	3,743,318	53,216,243
Bandhan Bank Ltd.	1,299,206	2,802,402 (a)
Bank of Baroda	1,701,929	4,897,650
Bank of India	1,498,253	2,222,243
Bank of Maharashtra	2,530,520	2,444,473
Canara Bank	2,985,705	3,959,124
Central Bank of India Ltd.	1,598,548	549,350
Federal Bank Ltd.	2,968,732	10,351,182
HDFC Bank Ltd.	18,542,231	156,306,450
ICICI Bank Ltd.	8,631,542	125,398,831
IDBI Bank Ltd.	921,171	812,872
IDFC First Bank Ltd.	6,921,898	5,812,687
Indian Bank	442,841	3,820,525
Indian Overseas Bank	2,394,736	862,430 *
IndusInd Bank Ltd.	678,920	6,628,630
Kotak Mahindra Bank Ltd.	8,903,110	36,892,996
Punjab National Bank	3,781,893	4,262,576
RBL Bank Ltd.	740,640	2,887,564 (a)
State Bank of India	3,004,221	32,591,119
Union Bank of India Ltd.	2,512,004	4,575,856
Yes Bank Ltd.	28,545,500	7,291,774 *
Total Banks		477,749,269
Capital Markets — 1.9%
360 ONE WAM Ltd.	427,411	4,852,123
Authum Investment & Infrastucture Ltd.	231,450	1,282,088 *
Billionbrains Garage Ventures Ltd.	1,681,870	3,590,323 *(a)
BSE Ltd.	325,573	13,295,495 *
Central Depository Services India Ltd.	168,187	2,319,576
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
CRISIL Ltd.	33,946	$1,462,788
HDFC Asset Management Co. Ltd.	322,487	9,039,022 (a)
ICICI Prudential Asset Management Co. Ltd.	77,150	2,705,583
Motilal Oswal Financial Services Ltd.	246,880	2,481,091
Multi Commodity Exchange of India Ltd.	203,676	6,104,766
Nippon Life India Asset Management Ltd.	285,455	3,504,153 (a)
Total Capital Markets		50,637,008
Consumer Finance — 4.4%
Bajaj Finance Ltd.	4,437,668	47,103,379
Cholamandalam Financial Holdings Ltd.	163,558	2,862,908
Cholamandalam Investment and Finance Co. Ltd.	703,608	13,303,763
HDB Financial Services Ltd.	344,089	2,729,193
L&T Finance Ltd.	1,387,157	4,553,821
Mahindra & Mahindra Financial Services Ltd.	1,063,127	3,546,799
Muthoot Finance Ltd.	172,816	5,472,092
Poonawalla Fincorp Ltd.	578,625	2,696,027 *
SBI Cards & Payment Services Ltd.	492,217	3,084,587
Shriram Finance Ltd.	2,282,097	25,124,855
Sundaram Finance Ltd.	112,639	5,362,739
Tata Capital Ltd.	950,488	3,674,077 *
Total Consumer Finance		119,514,240
Financial Services — 2.8%
Aditya Birla Capital Ltd.	1,212,798	5,021,788 *
Bajaj Finserv Ltd.	624,915	11,752,465
Bajaj Holdings & Investment Ltd.	43,204	4,839,405
Bajaj Housing Finance Ltd.	1,794,509	1,658,796 *
Housing & Urban Development Corp. Ltd.	823,962	1,784,607
Indian Railway Finance Corp. Ltd.	3,305,106	3,160,947 (a)
Indian Renewable Energy Development Agency Ltd.	1,305,378	1,774,681
Jio Financial Services Ltd.	5,266,259	13,154,138
LIC Housing Finance Ltd.	475,244	2,831,620
One 97 Communications Ltd.	671,205	8,094,133 *
Piramal Finance Ltd.	189,789	4,338,980
Power Finance Corp. Ltd.	2,363,876	10,595,878
REC Ltd.	2,029,045	7,798,186
Total Financial Services		76,805,624
Insurance — 2.0%
General Insurance Corp. of India	644,974	2,476,771 (a)
HDFC Life Insurance Co. Ltd.	1,552,258	9,443,055 (a)
ICICI Lombard General Insurance Co. Ltd.	379,578	6,984,151 (a)
ICICI Prudential Life Insurance Co. Ltd.	600,227	3,094,070 (a)
Max Financial Services Ltd.	428,954	7,178,028 *
New India Assurance Co. Ltd.	395,008	742,830 (a)
PB Fintech Ltd.	553,937	9,530,464 *
SBI Life Insurance Co. Ltd.	705,151	13,153,407 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Star Health & Allied Insurance Co. Ltd.	367,234	$2,284,865 *
Total Insurance		54,887,641

Total Financials		779,593,782
Health Care — 7.0%
Biotechnology — 0.2%
Biocon Ltd.	1,166,508	5,154,835
Health Care Providers & Services — 1.6%
Apollo Hospitals Enterprise Ltd.	166,644	15,284,411
Dr Lal PathLabs Ltd.	121,897	2,119,897 (a)
Fortis Healthcare Ltd.	796,188	8,049,041
Max Healthcare Institute Ltd.	1,205,083	14,376,272
Narayana Hrudayalaya Ltd.	111,096	2,314,081
Total Health Care Providers & Services		42,143,702
Life Sciences Tools & Services — 0.6%
Divi’s Laboratories Ltd.	206,762	14,370,433
Syngene International Ltd.	310,143	1,439,992 (a)
Total Life Sciences Tools & Services		15,810,425
Pharmaceuticals — 4.6%
Ajanta Pharma Ltd.	69,435	2,510,652
Alkem Laboratories Ltd.	72,521	4,267,349
Aurobindo Pharma Ltd.	453,642	7,565,752
Cipla Ltd.	930,429	14,403,852
Dr Reddy’s Laboratories Ltd.	990,606	14,202,083
GlaxoSmithKline Pharmaceuticals Ltd.	69,435	1,797,368
Glenmark Pharmaceuticals Ltd.	232,993	5,425,663
Ipca Laboratories Ltd.	229,907	4,131,386
Laurus Labs Ltd.	601,770	9,646,502 (a)
Lupin Ltd.	395,008	10,094,411
Mankind Pharma Ltd.	185,160	4,979,395
Sun Pharmaceutical Industries Ltd.	1,737,418	34,185,334
Torrent Pharmaceuticals Ltd.	172,816	8,434,796
Zydus Lifesciences Ltd.	411,981	4,842,342
Total Pharmaceuticals		126,486,885

Total Health Care		189,595,847
Industrials — 11.8%
Aerospace & Defense — 1.6%
Bharat Dynamics Ltd.	151,214	2,185,971
Bharat Electronics Ltd.	5,814,024	25,293,120
Hindustan Aeronautics Ltd.	308,600	14,283,289
Mazagon Dock Shipbuilders Ltd.	124,983	3,296,394
Total Aerospace & Defense		45,058,774
Building Products — 0.4%
Astral Ltd.	197,504	2,786,709
Blue Star Ltd.	212,934	3,662,846
Supreme Industries Ltd.	98,752	3,294,350
Total Building Products		9,743,905
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Commercial Services & Supplies — 0.1%
Indian Railway Catering & Tourism Corp. Ltd.	496,846	$2,639,628
Construction & Engineering — 2.1%
IRB Infrastructure Developers Ltd.	6,514,546	1,474,154
Larsen & Toubro Ltd.	1,097,073	48,021,047
Rail Vikas Nigam Ltd.	931,972	2,321,887
Voltas Ltd.	374,949	5,060,650
Total Construction & Engineering		56,877,738
Electrical Equipment — 3.0%
ABB India Ltd.	86,408	6,418,156
Bharat Heavy Electricals Ltd.	2,370,048	10,368,158
CG Power & Industrial Solutions Ltd.	1,114,046	11,205,926
GE Vernova T&D India Ltd.	203,676	10,637,940
Havells India Ltd.	374,949	4,592,057
Hitachi Energy India Ltd.	20,889	7,706,038
KEI Industries Ltd.	100,295	5,750,669
Polycab India Ltd.	86,408	9,092,768
Siemens Energy India Ltd.	145,042	5,643,780
Suzlon Energy Ltd.	17,904,972	11,141,103 *
Total Electrical Equipment		82,556,595
Ground Transportation — 0.1%
Container Corp. of India Ltd.	566,281	2,843,108
Industrial Conglomerates — 0.5%
3M India Ltd.	4,629	1,608,875
Apar Industries Ltd.	27,774	4,605,099
Godrej Industries Ltd.	72,521	899,974 *
Siemens Ltd.	145,042	5,515,990 *
Total Industrial Conglomerates		12,629,938
Machinery — 1.7%
AIA Engineering Ltd.	49,376	2,650,565
Ashok Leyland Ltd.	4,701,521	7,832,661
Cochin Shipyard Ltd.	138,870	2,212,179 (a)
Cummins India Ltd.	220,649	13,192,262
Escorts Kubota Ltd.	49,376	1,531,427
Tata Motors Ltd.	3,346,767	14,953,875
Thermax Ltd.	49,376	2,691,304
Total Machinery		45,064,273
Passenger Airlines — 0.6%
InterGlobe Aviation Ltd.	308,600	17,501,691 (a)
Professional Services — 0.0%††
L&T Technology Services Ltd.	44,747	1,484,243 (a)
Trading Companies & Distributors — 0.6%
Adani Enterprises Ltd.	481,416	15,440,506
Transportation Infrastructure — 1.1%
Adani Ports & Special Economic Zone Ltd.	1,198,911	22,927,291
GMR Airports Ltd.	4,537,963	5,373,621 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Transportation Infrastructure — continued
JSW Infrastructure Ltd.	553,937	$1,885,201
Total Transportation Infrastructure		30,186,113

Total Industrials		322,026,512
Information Technology — 6.8%
Electronic Equipment, Instruments & Components — 0.1%
Honeywell Automation India Ltd.	3,086	1,295,413
Kaynes Technology India Ltd.	49,376	1,628,449 *
Total Electronic Equipment, Instruments & Components		2,923,862
IT Services — 6.1%
Coforge Ltd.	561,652	8,696,643
HCL Technologies Ltd.	1,644,838	18,624,135
Hexaware Technologies Ltd.	251,509	1,367,960
Infosys Ltd.	5,528,569	58,428,623
LTM Ltd.	152,757	5,709,502 (a)
Mphasis Ltd.	214,477	4,897,735
Persistent Systems Ltd.	171,273	7,828,253
Tata Consultancy Services Ltd.	1,663,354	35,697,742
Tata Technologies Ltd.	263,853	1,906,869
Tech Mahindra Ltd.	1,036,896	15,387,144
Wipro Ltd.	4,629,000	8,332,408
Total IT Services		166,877,014
Semiconductors & Semiconductor Equipment — 0.3%
Premier Energies Ltd.	177,445	1,970,179 (a)
WAAREE Energies Ltd.	140,413	4,371,462
Total Semiconductors & Semiconductor Equipment		6,341,641
Software — 0.3%
KPIT Technologies Ltd.	243,794	1,729,580
Oracle Financial Services Software Ltd.	38,575	4,391,194
Tata Elxsi Ltd.	57,091	2,309,785
Total Software		8,430,559

Total Information Technology		184,573,076
Materials — 9.1%
Chemicals — 2.6%
Aarti Industries Ltd.	342,546	1,658,471
Asian Paints Ltd.	737,554	20,536,623
Bayer CropScience Ltd.	20,059	878,679
Berger Paints India Ltd.	398,094	2,145,261
Castrol India Ltd.	799,274	1,557,279
Coromandel International Ltd.	194,418	4,118,036
Deepak Nitrite Ltd.	112,639	1,840,136
Gujarat Fluorochemicals Ltd.	58,634	2,455,401
Kansai Nerolac Paints Ltd.	333,288	718,484
Linde India Ltd.	30,860	2,383,482
PI Industries Ltd.	131,155	3,540,234
Pidilite Industries Ltd.	506,104	8,515,556
Solar Industries India Ltd.	40,118	7,923,685
SRF Ltd.	234,536	6,786,421
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
UPL Ltd.	911,913	$5,502,763
Total Chemicals		70,560,511
Construction Materials — 2.2%
ACC Ltd.	131,155	1,838,910
Ambuja Cements Ltd.	1,308,464	5,831,215
Dalmia Bharat Ltd.	121,897	2,189,951
Grasim Industries Ltd.	583,254	19,101,112
JK Cement Ltd.	58,634	3,372,460
Shree Cement Ltd.	15,430	4,115,916
UltraTech Cement Ltd.	200,590	23,846,071
Total Construction Materials		60,295,635
Metals & Mining — 4.3%
APL Apollo Tubes Ltd.	290,084	5,481,514
Hindalco Industries Ltd.	2,391,650	24,169,476
Hindustan Copper Ltd.	536,964	2,842,555
Hindustan Zinc Ltd.	790,016	4,449,636
Jindal Stainless Ltd.	473,701	3,466,230
Jindal Steel Ltd.	611,028	6,843,010
JSW Steel Ltd.	1,436,533	18,611,740
Lloyds Metals & Energy Ltd.	163,558	3,128,136
National Aluminium Co. Ltd.	1,472,022	5,281,061
NMDC Ltd.	5,610,348	5,047,365
Steel Authority of India Ltd.	2,379,306	4,360,778
Tata Steel Ltd.	13,098,527	26,023,046
Vedanta Ltd.	2,644,702	7,843,967
Total Metals & Mining		117,548,514

Total Materials		248,404,660
Real Estate — 1.4%
Office REITs — 0.3%
Embassy Office Parks REIT	1,421,103	6,576,254
Knowledge Realty Trust	780,758	952,247
Total Office REITs		7,528,501
Real Estate Management & Development — 1.1%
DLF Ltd.	1,044,611	6,842,590
Godrej Properties Ltd.	229,907	4,533,595 *
Lodha Developers Ltd.	459,814	4,640,219 (a)
Oberoi Realty Ltd.	192,875	3,604,891
Phoenix Mills Ltd.	307,057	6,320,929
Prestige Estates Projects Ltd.	257,681	4,259,170
Total Real Estate Management & Development		30,201,394

Total Real Estate		37,729,895
Utilities — 4.9%
Electric Utilities — 1.7%
Adani Energy Solutions Ltd.	507,647	7,998,254 *
Power Grid Corp. of India Ltd.	7,366,282	22,279,679
SJVN Ltd.	1,169,594	903,834
Tata Power Co. Ltd.	2,760,427	11,241,904
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Electric Utilities — continued
	Torrent Power Ltd.	308,600	$4,612,760
Total Electric Utilities			47,036,431
Gas Utilities — 0.6%
	Adani Total Gas Ltd.	367,234	2,838,090
	GAIL India Ltd.	4,389,835	8,044,272
	Gujarat Energy Ltd.	644,974	2,228,413
	Indraprastha Gas Ltd.	1,151,078	2,003,773
Total Gas Utilities			15,114,548
Independent Power and Renewable Electricity Producers — 2.6%
	Adani Green Energy Ltd.	475,244	7,491,744 *
	Adani Power Ltd.	8,844,476	20,908,034 *
	JSW Energy Ltd.	879,510	5,418,266
	NHPC Ltd.	6,198,231	5,325,468
	NLC India Ltd.	564,738	1,921,065
	NTPC Green Energy Ltd.	1,524,484	1,538,032 *
	NTPC Ltd.	7,716,543	29,073,964
Total Independent Power and Renewable Electricity Producers			71,676,573

Total Utilities			133,827,552
Total Investments before Short-Term Investments (Cost — $2,648,379,979)			2,715,960,362
	Rate
Short-Term Investments — 0.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $3,521,976)	3.545%	3,521,976	3,521,976 (b)(c)
Total Investments — 99.9% (Cost — $2,651,901,955)			2,719,482,338
Other Assets in Excess of Liabilities — 0.1%			2,851,024
Total Net Assets — 100.0%			$2,722,333,362

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $3,521,976 and the cost was $3,521,976 (Note 2).

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
IFSC NIFTY 50 Index	686	7/26	$33,011,937	$32,934,174	$(77,763)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.6%
Communication Services — 5.6%
Diversified Telecommunication Services — 0.4%
Internet Initiative Japan Inc.	64,000	$1,258,933
NTT Inc.	16,640,000	14,845,716
U-Next Holdings Co. Ltd.	32,000	324,479
Total Diversified Telecommunication Services		16,429,128
Entertainment — 1.2%
Capcom Co. Ltd.	176,000	3,261,726
Koei Tecmo Holdings Co. Ltd.	80,000	745,485
Konami Group Corp.	58,900	6,401,898
Nexon Co. Ltd.	176,000	2,323,384
Nintendo Co. Ltd.	640,000	26,836,487
Square Enix Holdings Co. Ltd.	160,000	2,372,558
Toei Animation Co. Ltd.	32,000	479,237
Toho Co. Ltd.	304,000	2,432,561
Total Entertainment		44,853,336
Interactive Media & Services — 0.2%
Kakaku.com Inc.	80,000	1,668,666
LY Corp.	1,568,000	4,185,193
Total Interactive Media & Services		5,853,859
Media — 0.2%
CyberAgent Inc.	256,000	2,145,344
Dentsu Group Inc.	128,000	2,439,108 *
Fuji Media Holdings Inc.	16,000	376,951
Hakuhodo DY Holdings Inc.	128,000	902,950
Kadokawa Corp.	48,000	1,022,169
Nippon Television Holdings Inc.	32,000	550,217
SKY Perfect JSAT Corp.	80,000	1,317,705
TBS Holdings Inc.	16,000	612,829
Total Media		9,367,273
Wireless Telecommunication Services — 3.6%
KDDI Corp.	1,744,000	29,455,653
SoftBank Corp.	17,568,000	22,494,390
SoftBank Group Corp.	2,304,000	84,533,161
Total Wireless Telecommunication Services		136,483,204

Total Communication Services		212,986,800
Consumer Discretionary — 14.4%
Automobile Components — 2.4%
Aisin Corp.	288,000	3,874,555
Bridgestone Corp.	656,000	13,763,790
Denso Corp.	1,056,000	12,189,239
GS Yuasa Corp.	64,000	2,546,217
JTEKT Corp.	144,000	1,764,504
Koito Manufacturing Co. Ltd.	112,000	1,756,923
NHK Spring Co. Ltd.	96,000	2,294,785
Nifco Inc.	48,000	1,427,670
Niterra Co. Ltd.	112,000	7,377,080
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobile Components — continued
NOK Corp.	48,000	$854,564
Stanley Electric Co. Ltd.	48,000	1,038,117
Sumitomo Electric Industries Ltd.	1,856,000	33,425,701
Sumitomo Rubber Industries Ltd.	112,000	1,435,447 (a)
Toyo Tire Corp.	80,000	1,835,041
Toyoda Gosei Co. Ltd.	48,000	1,510,069
Toyota Boshoku Corp.	48,000	627,891
Yokohama Rubber Co. Ltd.	80,000	3,565,236
Total Automobile Components		91,286,829
Automobiles — 4.3%
Honda Motor Co. Ltd.	2,272,000	20,689,494
Isuzu Motors Ltd.	320,000	4,234,179
Mazda Motor Corp.	368,000	2,464,655
Mitsubishi Motors Corp.	400,000	768,128 (a)
Nissan Motor Co. Ltd.	1,328,000	2,451,315 *
Subaru Corp.	336,000	4,941,024
Suzuki Motor Corp.	1,088,000	13,090,811
Toyota Motor Corp.	6,544,000	109,720,966
Yamaha Motor Co. Ltd.	544,000	4,110,334 (a)
Total Automobiles		162,470,906
Broadline Retail — 0.7%
Isetan Mitsukoshi Holdings Ltd.	192,000	4,864,827
J Front Retailing Co. Ltd.	144,000	3,204,725
Mercari Inc.	64,000	1,610,583 *
Pan Pacific International Holdings Corp.	1,168,000	5,914,561
Rakuten Group Inc.	880,000	4,079,323 *
Ryohin Keikaku Co. Ltd.	288,000	6,271,232
Takashimaya Co. Ltd.	160,000	2,464,606
Total Broadline Retail		28,409,857
Distributors — 0.0%††
PALTAC Corp.	16,000	653,684
Hotels, Restaurants & Leisure — 0.7%
Food & Life Cos. Ltd.	128,000	3,844,922
McDonald’s Holdings Co. Japan Ltd.	48,000	2,209,137
Metaplanet Inc.	672,000	826,950 *
Oriental Land Co. Ltd.	656,000	10,050,392
Resorttrust Inc.	96,000	1,027,485
Round One Corp.	96,000	686,368
Skylark Holdings Co. Ltd.	128,000	2,207,562 (a)
Toridoll Holdings Corp.	32,000	757,053 (a)
Zensho Holdings Co. Ltd.	64,000	3,175,881
Total Hotels, Restaurants & Leisure		24,785,750
Household Durables — 3.5%
Casio Computer Co. Ltd.	128,000	1,510,956
Haseko Corp.	144,000	2,519,391
Iida Group Holdings Co. Ltd.	96,000	1,289,451
Nikon Corp.	160,000	2,234,733
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — continued
Open House Group Co. Ltd.	48,000	$2,503,590
Panasonic Holdings Corp.	1,408,000	39,002,098
Rinnai Corp.	64,000	1,401,483
Sekisui House Ltd.	368,000	7,657,751
Sharp Corp.	144,000	577,063 *
Sony Group Corp.	3,616,000	72,976,342
Sumitomo Forestry Co. Ltd.	304,000	2,526,085
Total Household Durables		134,198,943
Leisure Products — 0.5%
Bandai Namco Holdings Inc.	352,000	8,195,465
Sankyo Co. Ltd.	112,000	1,087,439
Sega Sammy Holdings Inc.	80,000	1,086,602
Shimano Inc.	48,000	5,122,658
Tomy Co. Ltd.	48,000	940,951
Yamaha Corp.	224,000	1,574,650
Total Leisure Products		18,007,765
Specialty Retail — 2.0%
ABC-Mart Inc.	64,000	1,102,796
Bic Camera Inc.	48,000	488,196
Fast Retailing Co. Ltd.	111,503	56,813,188
K’s Holdings Corp.	80,000	937,948
Nitori Holdings Co. Ltd.	256,000	3,803,181
Sanrio Co. Ltd.	592,000	4,006,768
Shimamura Co. Ltd.	80,000	1,644,055
USS Co. Ltd.	224,000	2,622,120
Workman Co. Ltd.	16,000	671,404
Yamada Holdings Co. Ltd.	320,000	1,294,964
ZOZO Inc.	256,000	1,809,839
Total Specialty Retail		75,194,459
Textiles, Apparel & Luxury Goods — 0.3%
Asics Corp.	416,000	11,198,277
Goldwin Inc.	64,000	856,090
Total Textiles, Apparel & Luxury Goods		12,054,367

Total Consumer Discretionary		547,062,560
Consumer Staples — 4.3%
Beverages — 0.7%
Asahi Group Holdings Ltd.	880,000	8,381,726
Coca-Cola Bottlers Japan Holdings Inc.	64,000	1,690,128
Ito En Ltd.	32,000	579,160
Kirin Holdings Co. Ltd.	480,000	8,300,508
Sapporo Breweries Ltd.	224,000	2,797,846
Suntory Beverage & Food Ltd.	80,000	2,213,567
Takara Holdings Inc.	96,000	1,323,415
Total Beverages		25,286,350
Consumer Staples Distribution & Retail — 1.0%
Aeon Co. Ltd.	1,504,000	12,409,562
Blue Zones Holdings Co. Ltd.	64,000	689,912
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — continued
Cosmos Pharmaceutical Corp.	21,580	$821,374
Kobe Bussan Co. Ltd.	80,000	1,300,231
Kusuri no Aoki Holdings Co. Ltd.	32,000	709,995
MatsukiyoCocokara & Co.	208,000	3,073,447
Seven & i Holdings Co. Ltd.	1,232,000	14,834,789
Sugi Holdings Co. Ltd.	64,000	1,240,425
Sundrug Co. Ltd.	48,000	1,123,766
Tsuruha Holdings Inc.	128,000	1,620,821
Total Consumer Staples Distribution & Retail		37,824,322
Food Products — 1.4%
Ajinomoto Co. Inc.	576,000	20,814,324
Calbee Inc.	48,000	872,432
Ezaki Glico Co. Ltd.	32,000	1,052,392
Fuji Oil Co. Ltd.	32,000	779,302
House Foods Group Inc.	32,000	737,757
Itoham Yonekyu Holdings Inc.	16,000	462,698
Kagome Co. Ltd.	48,000	779,252
Kewpie Corp.	64,000	1,719,268
Kikkoman Corp.	432,000	4,433,632
Kotobuki Spirits Co. Ltd.	64,000	980,132
MEIJI Holdings Co. Ltd.	160,000	3,725,211
Morinaga Milk Industry Co. Ltd.	192,000	1,497,370
NH Foods Ltd.	48,000	1,758,154
Nichirei Corp.	128,000	1,709,817
Nisshin Seifun Group Inc.	144,000	1,759,188
Nissin Foods Holdings Co. Ltd.	112,000	1,922,658
Toyo Suisan Kaisha Ltd.	48,000	3,067,097
Yakult Honsha Co. Ltd.	144,000	2,433,004
Yamazaki Baking Co. Ltd.	80,000	1,578,588
Total Food Products		52,082,276
Household Products — 0.1%
Lion Corp.	144,000	1,519,077
Unicharm Corp.	704,000	4,087,337
Total Household Products		5,606,414
Personal Care Products — 0.5%
Kao Corp.	544,000	10,787,952
Kobayashi Pharmaceutical Co. Ltd.	32,000	1,073,066
Kose Holdings Corp.	19,480	602,049
Pola Orbis Holdings Inc.	48,000	373,752
Rohto Pharmaceutical Co. Ltd.	128,000	1,879,932
Shiseido Co. Ltd.	240,000	3,865,990
Total Personal Care Products		18,582,741
Tobacco — 0.6%
Japan Tobacco Inc.	672,000	24,858,108

Total Consumer Staples		164,240,211
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Energy — 0.8%
Energy Equipment & Services — 0.0%††
Modec Inc.	32,000	$1,828,149
Oil, Gas & Consumable Fuels — 0.8%
Cosmo Energy Holdings Co. Ltd.	64,000	1,491,660
ENEOS Holdings Inc.	1,584,000	11,666,193
Idemitsu Kosan Co. Ltd.	464,000	3,420,224
Inpex Corp.	528,000	10,607,107 (a)
Iwatani Corp.	112,000	1,308,648
Total Oil, Gas & Consumable Fuels		28,493,832

Total Energy		30,321,981
Financials — 16.2%
Banks — 10.5%
77 Bank Ltd.	128,000	2,611,586
Aozora Bank Ltd.	64,000	1,068,734
Chiba Bank Ltd.	400,000	6,071,681
Chugin Financial Group Inc.	96,000	1,818,699
Fukuoka Financial Group Inc.	112,000	4,711,546
Gunma Bank Ltd.	208,000	2,997,939
Hachijuni Nagano Bank Ltd.	256,000	3,762,227
Hirogin Holdings Inc.	160,000	2,065,405
Hokuhoku Financial Group Inc.	64,000	2,628,912
Iyogin Holdings Inc.	144,000	2,789,183
Japan Post Bank Co. Ltd.	1,088,000	20,504,808
Kyoto Financial Group Inc.	160,000	4,424,181
Kyushu Financial Group Inc.	224,000	1,980,545
Mebuki Financial Group Inc.	544,000	4,726,214
Mitsubishi UFJ Financial Group Inc.	6,656,000	131,338,514
Mizuho Financial Group Inc.	1,440,000	68,604,338
Rakuten Bank Ltd.	48,000	1,526,904 *
Resona Holdings Inc.	1,344,000	17,415,561
SBI Shinsei Bank Ltd.	160,000	1,358,560
Seven Bank Ltd.	320,000	554,056
Shizuoka Financial Group Inc.	272,000	5,062,606
Sumitomo Mitsui Financial Group Inc.	2,208,000	86,214,232
Sumitomo Mitsui Trust Group Inc.	384,000	14,310,955
Yamaguchi Financial Group Inc.	112,000	1,966,762
Yokohama Financial Group Inc.	624,000	6,651,777
Total Banks		397,165,925
Capital Markets — 1.0%
Daiwa Securities Group Inc.	816,000	8,010,632
Japan Exchange Group Inc.	624,000	7,851,592
Nomura Holdings Inc.	1,760,000	15,306,937
SBI Holdings Inc.	320,000	5,196,001
Total Capital Markets		36,365,162
Consumer Finance — 0.1%
Acom Co. Ltd.	240,000	670,124
AEON Financial Service Co. Ltd.	64,000	577,290
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Finance — continued
Credit Saison Co. Ltd.	64,000	$1,734,232
Marui Group Co. Ltd.	96,000	1,691,998
Total Consumer Finance		4,673,644
Financial Services — 1.0%
Fuyo General Lease Co. Ltd.	32,000	830,888
GMO Payment Gateway Inc.	32,000	1,827,165
Mitsubishi HC Capital Inc.	512,000	4,139,474
ORIX Corp.	672,000	25,424,568
Sony Financial Group Inc.	3,392,000	2,982,414
Tokyo Century Corp.	80,000	1,226,642
Zenkoku Hosho Co. Ltd.	80,000	1,497,862
Total Financial Services		37,929,013
Insurance — 3.6%
Daiichi Life Group Inc.	2,112,000	23,111,472
Japan Post Holdings Co. Ltd.	1,008,000	13,452,404
Japan Post Insurance Co. Ltd.	320,000	3,005,568
MS&AD Insurance Group Holdings Inc.	736,000	19,200,985
Sompo Holdings Inc.	528,000	20,265,584
T&D Holdings Inc.	272,000	8,044,941
Tokio Marine Holdings Inc.	1,152,000	51,048,786
Total Insurance		138,129,740

Total Financials		614,263,484
Health Care — 5.0%
Health Care Equipment & Supplies — 1.6%
Asahi Intecc Co. Ltd.	128,000	2,992,770
Hoya Corp.	208,000	33,210,891
Nihon Kohden Corp.	96,000	843,489
Nipro Corp.	96,000	931,205
Olympus Corp.	640,000	6,690,417
Sysmex Corp.	272,000	2,461,012
Terumo Corp.	880,000	12,096,108
Total Health Care Equipment & Supplies		59,225,892
Health Care Providers & Services — 0.1%
Alfresa Holdings Corp.	96,000	1,284,135
Medipal Holdings Corp.	112,000	1,806,885
Suzuken Co. Ltd.	32,000	971,863
Total Health Care Providers & Services		4,062,883
Health Care Technology — 0.1%
JMDC Inc.	16,000	283,230
M3 Inc.	240,000	2,680,203
Total Health Care Technology		2,963,433
Pharmaceuticals — 3.2%
Astellas Pharma Inc.	1,104,000	14,774,342
Chugai Pharmaceutical Co. Ltd.	384,000	17,800,683
Daiichi Sankyo Co. Ltd.	1,088,000	17,462,224
Eisai Co. Ltd.	160,000	4,055,007
Kyowa Kirin Co. Ltd.	144,000	2,292,127
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Nippon Shinyaku Co. Ltd.	32,000	$790,722
Ono Pharmaceutical Co. Ltd.	240,000	3,526,350
Otsuka Holdings Co. Ltd.	272,000	18,083,126
Santen Pharmaceutical Co. Ltd.	192,000	2,519,834
Sawai Group Holdings Co. Ltd.	64,000	663,529
Shionogi & Co. Ltd.	464,000	7,962,443
Sumitomo Pharma Co. Ltd.	144,000	1,329,912 *
Takeda Pharmaceutical Co. Ltd.	960,000	30,449,469
Tsumura & Co.	48,000	1,098,366
Total Pharmaceuticals		122,808,134

Total Health Care		189,060,342
Industrials — 23.4%
Air Freight & Logistics — 0.3%
Nippon Express Holdings Inc.	144,000	4,469,072
Sankyu Inc.	32,000	1,698,594
SG Holdings Co. Ltd.	176,000	1,670,931
Yamato Holdings Co. Ltd.	160,000	1,805,999
Total Air Freight & Logistics		9,644,596
Building Products — 1.2%
AGC Inc.	128,000	5,485,433
Daikin Industries Ltd.	170,377	25,877,596
Lixil Corp.	176,000	1,953,570
Nichias Corp.	96,000	2,333,180
Sanwa Holdings Corp.	112,000	2,611,094
Takasago Thermal Engineering Co. Ltd.	64,000	2,001,218
TOTO Ltd.	96,000	5,086,331
Total Building Products		45,348,422
Commercial Services & Supplies — 0.6%
ALSOK Co. Ltd.	192,000	1,261,689
Dai Nippon Printing Co. Ltd.	240,000	4,366,590
Kokuyo Co. Ltd.	208,000	1,019,363
Park24 Co. Ltd.	80,000	990,863
Secom Co. Ltd.	240,000	9,533,549
TOPPAN Holdings Inc.	144,000	4,523,119
Total Commercial Services & Supplies		21,695,173
Construction & Engineering — 1.3%
COMSYS Holdings Corp.	64,000	2,146,525
EXEO Group Inc.	112,000	1,903,363
INFRONEER Holdings Inc.	112,000	1,844,442
JGC Holdings Corp.	128,000	1,972,472
Kajima Corp.	256,000	9,249,236
Kandenko Co. Ltd.	80,000	3,308,783
Kinden Corp.	64,000	3,129,020
Kraftia Corp.	32,000	1,832,284
Obayashi Corp.	384,000	7,695,358
Shimizu Corp.	304,000	4,768,792
SHO-BOND Holdings Co. Ltd.	96,000	737,757
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — continued
Taisei Corp.	96,000	$8,417,167
Toda Corp.	128,000	1,282,560
Total Construction & Engineering		48,287,759
Electrical Equipment — 3.0%
Fuji Electric Co. Ltd.	86,074	7,157,607
Fujikura Ltd.	1,008,000	38,688,842
Furukawa Electric Co. Ltd.	413,000	12,019,628
Mabuchi Motor Co. Ltd.	112,000	1,081,581
Mitsubishi Electric Corp.	1,216,000	43,963,796
NIDEC Corp.	576,000	9,374,066 *
Total Electrical Equipment		112,285,520
Ground Transportation — 1.5%
Central Japan Railway Co.	512,000	10,928,337
East Japan Railway Co.	640,000	13,420,212
Hankyu Hanshin Holdings Inc.	144,000	3,785,067
Keikyu Corp.	128,000	1,159,699
Keio Corp.	320,000	1,472,364
Keisei Electric Railway Co. Ltd.	256,000	1,828,740
Kintetsu Group Holdings Co. Ltd.	112,000	2,325,796
Kyushu Railway Co.	80,000	1,720,843
Nagoya Railroad Co. Ltd.	112,000	1,271,780
NANKAI Co. Ltd.	64,000	1,119,729
Nikkon Holdings Co. Ltd.	64,000	2,322,547 (a)
Odakyu Electric Railway Co. Ltd.	208,000	2,133,432
Seibu Holdings Inc.	96,000	1,874,222
Seino Holdings Co. Ltd.	64,000	1,035,656
Sotetsu Holdings Inc.	48,000	733,918
Tobu Railway Co. Ltd.	112,000	2,014,656
Tokyo Metro Co. Ltd.	160,000	1,399,416
Tokyu Corp.	288,000	2,968,159
West Japan Railway Co.	272,000	4,560,529
Total Ground Transportation		58,075,102
Industrial Conglomerates — 2.1%
Hikari Tsushin Inc.	11,070	2,417,997
Hitachi Ltd.	2,704,000	74,385,996
Keihan Holdings Co. Ltd.	48,000	939,769
Sekisui Chemical Co. Ltd.	224,000	3,571,734
Total Industrial Conglomerates		81,315,496
Machinery — 5.6%
Amada Co. Ltd.	176,000	3,196,210
Daifuku Co. Ltd.	208,000	9,118,597
DMG Mori Co. Ltd.	80,000	1,711,983
Ebara Corp.	272,000	10,469,971
FANUC Corp.	560,000	25,342,563
Harmonic Drive Systems Inc.	32,000	1,533,795
Hitachi Construction Machinery Co. Ltd.	80,000	2,586,187
Hoshizaki Corp.	64,000	2,085,095
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
IHI Corp.	560,000	$9,342,809
Japan Steel Works Ltd.	32,000	1,511,546
Kawasaki Heavy Industries Ltd.	480,000	8,631,287
Komatsu Ltd.	544,000	21,026,968
Kubota Corp.	624,000	10,310,734
Kurita Water Industries Ltd.	64,000	3,603,532
Makita Corp.	144,000	5,130,927
Minebea Mitsumi Inc.	224,000	6,554,955
MiSUMi Group Inc.	160,000	3,931,949
Mitsubishi Heavy Industries Ltd.	2,000,000	45,113,059
Mitsui E&S Co. Ltd.	64,000	1,614,127
Miura Co. Ltd.	64,000	1,238,062
Nabtesco Corp.	64,000	2,024,452
NGK Corp.	160,000	7,414,982
NSK Ltd.	272,000	1,901,197
Organo Corp.	16,000	1,604,676
SMC Corp.	33,451	14,670,895
Sumitomo Heavy Industries Ltd.	64,000	1,991,767
THK Co. Ltd.	64,000	2,883,298
Yaskawa Electric Corp.	160,000	6,917,828
Total Machinery		213,463,451
Marine Transportation — 0.5%
Kawasaki Kisen Kaisha Ltd.	224,000	3,424,950
Mitsui OSK Lines Ltd.	192,000	6,158,412
Nippon Yusen KK	240,000	7,702,446
Total Marine Transportation		17,285,808
Passenger Airlines — 0.1%
ANA Holdings Inc.	96,000	1,753,134
Japan Airlines Co. Ltd.	80,000	1,402,861
Total Passenger Airlines		3,155,995
Professional Services — 1.6%
BayCurrent Inc.	80,000	2,971,112
Persol Holdings Co. Ltd.	1,072,000	1,631,828
Recruit Holdings Co. Ltd.	816,000	56,885,279
Visional Inc.	16,000	767,094 *
Total Professional Services		62,255,313
Trading Companies & Distributors — 5.5%
ITOCHU Corp.	3,840,000	43,804,707
Marubeni Corp.	896,000	25,855,961
Mitsubishi Corp.	1,936,000	51,781,523
Mitsui & Co. Ltd.	1,504,000	41,615,062
MonotaRO Co. Ltd.	144,000	1,644,005
Nagase & Co. Ltd.	208,000	1,490,971
Sojitz Corp.	128,000	4,072,530
Sumitomo Corp.	2,496,000	23,788,980
Toyota Tsusho Corp.	416,000	15,301,326
Total Trading Companies & Distributors		209,355,065
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	48,000	$1,490,577
Kamigumi Co. Ltd.	48,000	1,502,981
Mitsubishi Logistics Corp.	176,000	1,671,472
Total Transportation Infrastructure		4,665,030

Total Industrials		886,832,730
Information Technology — 20.9%
Electronic Equipment, Instruments & Components — 6.4%
Alps Alpine Co. Ltd.	112,000	1,409,260
Amano Corp.	32,000	716,690
Azbil Corp.	304,000	3,216,293
Canon Marketing Japan Inc.	48,000	1,016,557
Dexerials Corp.	96,000	2,512,746
Hamamatsu Photonics KK	160,000	2,629,503
Hirose Electric Co. Ltd.	16,000	2,838,702
Horiba Ltd.	23,600	3,980,163
Ibiden Co. Ltd.	152,500	22,346,024
Jeol Ltd.	32,000	1,466,851
Keyence Corp.	114,859	57,286,390
Kyocera Corp.	768,000	16,827,245
Macnica Holdings Inc.	80,000	1,547,577
Maruwa Co. Ltd.	5,000	2,178,126
Murata Manufacturing Co. Ltd.	1,064,600	74,641,544
Nippon Electric Glass Co. Ltd.	48,000	1,933,586
Omron Corp.	112,000	3,996,924
Shimadzu Corp.	160,000	4,052,054
Taiyo Yuden Co. Ltd.	75,300	9,335,764
TDK Corp.	1,168,000	25,656,114
Yokogawa Electric Corp.	144,000	4,992,709
Total Electronic Equipment, Instruments & Components		244,580,822
IT Services — 1.6%
BIPROGY Inc.	48,000	1,260,803
Dentsu Soken Inc.	48,000	632,321
Fujitsu Ltd.	1,024,000	20,457,948
GMO internet group Inc.	32,000	658,016
NEC Corp.	752,000	18,160,898
Nomura Research Institute Ltd.	256,000	7,233,053
NS Solutions Corp.	32,000	669,042
Obic Co. Ltd.	192,000	4,516,327
Otsuka Corp.	144,000	2,457,369
SHIFT Inc.	96,000	398,117 *(a)
TISI Inc.	128,000	2,494,238
Total IT Services		58,938,132
Semiconductors & Semiconductor Equipment — 11.7%
Advantest Corp.	443,400	88,229,848
Disco Corp.	53,592	26,795,176
Kioxia Holdings Corp.	205,400	113,338,083 *
Kokusai Electric Corp.	144,000	9,617,720
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Lasertec Corp.	48,000	$14,678,357
Renesas Electronics Corp.	1,008,000	29,813,604
Rohm Co. Ltd.	192,000	6,360,424
Rorze Corp.	64,000	1,905,922
SCREEN Holdings Co. Ltd.	107,188	11,742,700
Socionext Inc.	112,000	1,758,302
SUMCO Corp.	208,000	5,156,327
Tokyo Electron Ltd.	269,360	127,864,169
Tokyo Seimitsu Co. Ltd.	22,600	2,799,188
Ulvac Inc.	32,000	2,036,856
Total Semiconductors & Semiconductor Equipment		442,096,676
Software — 0.2%
Justsystems Corp.	16,000	360,314
Money Forward Inc.	32,000	860,618 *(a)
OBIC Business Consultants Co. Ltd.	16,000	598,751
Oracle Corp. Japan	16,000	817,105
Rakus Co. Ltd.	96,000	558,309
Trend Micro Inc.	80,000	2,944,532
Total Software		6,139,629
Technology Hardware, Storage & Peripherals — 1.0%
Brother Industries Ltd.	144,000	3,252,570
Canon Inc.	512,000	13,064,230 (a)
FUJIFILM Holdings Corp.	720,000	15,429,996
Konica Minolta Inc.	288,000	973,379
Ricoh Co. Ltd.	336,000	2,906,728
Seiko Epson Corp.	176,000	2,920,609
Total Technology Hardware, Storage & Peripherals		38,547,512

Total Information Technology		790,302,771
Materials — 5.0%
Chemicals — 3.6%
Air Water Inc.	112,000	1,906,808
Asahi Kasei Corp.	784,000	8,639,557
Daicel Corp.	144,000	1,214,730
DIC Corp.	48,000	1,421,172
Kaneka Corp.	32,000	1,121,698
Kansai Paint Co. Ltd.	96,000	1,564,412
Kuraray Co. Ltd.	176,000	1,806,294 (a)
Mitsubishi Chemical Group Corp.	832,000	5,777,031
Mitsubishi Gas Chemical Co. Inc.	96,000	2,993,558
Mitsui Chemicals Inc.	208,000	2,729,820
Nippon Kayaku Co. Ltd.	80,000	981,018
Nippon Paint Holdings Co. Ltd.	560,000	3,628,242
Nippon Sanso Holdings Corp.	112,000	4,131,992
Nippon Shokubai Co. Ltd.	80,000	1,025,565
Nissan Chemical Corp.	80,000	4,170,681
Nitto Denko Corp.	416,000	8,113,952
NOF Corp.	128,000	2,078,400
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
Resonac Holdings Corp.	112,000	$12,197,508
Shin-Etsu Chemical Co. Ltd.	1,120,000	48,293,863
Sumitomo Bakelite Co. Ltd.	32,000	1,467,639
Sumitomo Chemical Co. Ltd.	928,000	2,932,029
Taiyo Holdings Co. Ltd.	48,000	1,466,654
Teijin Ltd.	112,000	1,120,517
Tokyo Ohka Kogyo Co. Ltd.	64,000	4,457,653
Toray Industries Inc.	864,000	5,993,909
Tosoh Corp.	160,000	2,881,526
UBE Corp.	64,000	1,252,238
Zeon Corp.	96,000	1,391,048
Total Chemicals		136,759,514
Construction Materials — 0.0%††
Taiheiyo Cement Corp.	64,000	1,563,723
Containers & Packaging — 0.0%††
Toyo Seikan Group Holdings Ltd.	64,000	1,607,826
Metals & Mining — 1.3%
Daido Steel Co. Ltd.	96,000	1,628,795
Dowa Holdings Co. Ltd.	32,000	1,706,273
JFE Holdings Inc.	368,000	3,532,256
JX Advanced Metals Corp.	336,000	9,092,312
Kobe Steel Ltd.	224,000	2,580,772
Maruichi Steel Tube Ltd.	96,000	1,108,113
Mitsubishi Materials Corp.	80,000	2,123,981
Mitsui Kinzoku Co. Ltd.	32,000	8,377,788
Nippon Steel Corp.	3,056,000	10,080,428
Sumitomo Metal Mining Co. Ltd.	151,100	6,943,953
Yamato Kogyo Co. Ltd.	20,000	1,493,309
Total Metals & Mining		48,667,980
Paper & Forest Products — 0.1%
Oji Holdings Corp.	464,000	2,270,824

Total Materials		190,869,867
Real Estate — 2.8%
Diversified REITs — 0.3%
Activia Properties Inc.	1,280	1,079,760
Daiwa House REIT Investment Corp.	2,400	1,779,419
KDX Realty Investment Corp.	2,240	2,134,909
Nomura Real Estate Master Fund Inc.	2,400	2,241,624
Sekisui House REIT Inc.	2,400	1,131,149
United Urban Investment Corp.	1,920	1,914,979
Total Diversified REITs		10,281,840
Hotel & Resort REITs — 0.1%
Invincible Investment Corp.	4,480	1,648,386
Japan Hotel REIT Investment Corp.	3,360	1,639,428
Total Hotel & Resort REITs		3,287,814
Industrial REITs — 0.2%
GLP J-REIT	2,880	2,434,776
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Industrial REITs — continued
Industrial & Infrastructure Fund Investment Corp.	1,600	$1,396,954
Japan Logistics Fund Inc.	1,600	934,256
LaSalle Logiport REIT	960	862,391
Mitsui Fudosan Logistics Park Inc.	1,760	1,167,377
Nippon Prologis REIT Inc.	4,320	2,307,190
Total Industrial REITs		9,102,944
Office REITs — 0.3%
Daiwa Office Investment Corp.	320	643,840
Japan Prime Realty Investment Corp.	2,240	1,285,907
Japan Real Estate Investment Corp.	4,160	2,964,024
Mori Hills REIT Investment Corp.	800	633,010
Nippon Building Fund Inc.	4,960	3,842,264 (a)
Orix JREIT Inc.	3,200	1,919,705
Total Office REITs		11,288,750
Real Estate Management & Development — 1.7%
Daito Trust Construction Co. Ltd.	176,000	3,361,354
Daiwa House Industry Co. Ltd.	352,000	9,566,430
Hulic Co. Ltd.	288,000	3,007,143
Mitsubishi Estate Co. Ltd.	672,000	17,138,533
Mitsui Fudosan Co. Ltd.	1,568,000	14,461,972
Nomura Real Estate Holdings Inc.	320,000	1,837,797
Relo Group Inc.	48,000	589,497
Sumitomo Realty & Development Co. Ltd.	400,000	9,207,199
Tokyo Tatemono Co. Ltd.	112,000	2,271,355
Tokyu Fudosan Holdings Corp.	352,000	2,807,986
Total Real Estate Management & Development		64,249,266
Residential REITs — 0.1%
Advance Residence Investment Corp.	1,760	1,628,697
Daiwa Securities Living Investments Corp.	1,120	685,679
Mitsui Fudosan Accommodations Fund Inc.	1,440	1,080,056
Total Residential REITs		3,394,432
Retail REITs — 0.1%
AEON REIT Investment Corp.	960	726,534
Japan Metropolitan Fund Investment Corp.	4,160	2,869,319
Mitsui Fudosan Retail Fund Investment Corp.	1,440	712,358
Total Retail REITs		4,308,211

Total Real Estate		105,913,257
Utilities — 1.2%
Electric Utilities — 0.7%
Chubu Electric Power Co. Inc.	448,000	8,434,887
Chugoku Electric Power Co. Inc.	192,000	1,049,872
Kansai Electric Power Co. Inc.	608,000	8,549,971
Kyushu Electric Power Co. Inc.	288,000	2,910,567
Shikoku Electric Power Co. Inc.	96,000	868,297
Tohoku Electric Power Co. Inc.	288,000	1,886,331
Tokyo Electric Power Co. Holdings Inc.	928,000	2,633,973 *
Total Electric Utilities		26,333,898
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Gas Utilities — 0.4%
Osaka Gas Co. Ltd.		208,000	$6,982,606
Toho Gas Co. Ltd.		176,000	1,315,736
Tokyo Gas Co. Ltd.		192,000	7,231,085
Total Gas Utilities			15,529,427
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.		96,000	2,163,064

Total Utilities			44,026,389
Total Investments before Short-Term Investments (Cost — $3,027,846,288)			3,775,880,392
	Rate
Short-Term Investments — 0.8%
Investments from Cash Collateral Received for Loaned Securities — 0.4%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $16,919,724)	3.545%	16,919,724	16,919,724 (b)(c)

Money Market Funds — 0.4%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $13,256,031)	3.545%	13,256,031	13,256,031 (b)(c)

Total Short-Term Investments (Cost — $30,175,755)			30,175,755
Total Investments — 100.4% (Cost — $3,058,022,043)			3,806,056,147
Liabilities in Excess of Other Assets — (0.4)%			(14,329,591)
Total Net Assets — 100.0%			$3,791,726,556

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	A portion or all of the security is on loan at June 30, 2026.
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $30,175,755 and the cost was $30,175,755 (Note 2).

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Tokyo Topix Index	56	9/26	$13,462,833	$13,792,832	$329,999
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.1%
Communication Services — 5.7%
Diversified Telecommunication Services — 0.4%
Internet Initiative Japan Inc.	3,800	$74,749
NTT Inc.	748,600	667,879
U-Next Holdings Co. Ltd.	1,676	16,994
Total Diversified Telecommunication Services		759,622
Entertainment — 1.2%
Capcom Co. Ltd.	8,863	164,254
Koei Tecmo Holdings Co. Ltd.	3,800	35,411
Konami Group Corp.	2,552	277,379
Nexon Co. Ltd.	8,122	107,219
Nintendo Co. Ltd.	28,531	1,196,362
Square Enix Holdings Co. Ltd.	7,600	112,697
Toei Animation Co. Ltd.	1,418	21,236
Toho Co. Ltd.	15,200	121,628
Total Entertainment		2,036,186
Interactive Media & Services — 0.2%
Kakaku.com Inc.	3,800	79,261
LY Corp.	76,000	202,854
Total Interactive Media & Services		282,115
Media — 0.3%
CyberAgent Inc.	11,400	95,535
Dentsu Group Inc.	4,962	94,554 *
Fuji Media Holdings Inc.	1,407	33,148
Hakuhodo DY Holdings Inc.	7,600	53,613
Kadokawa Corp.	3,800	80,922
Nippon Television Holdings Inc.	1,350	23,212
SKY Perfect JSAT Corp.	3,800	62,591
TBS Holdings Inc.	840	32,173
Total Media		475,748
Wireless Telecommunication Services — 3.6%
KDDI Corp.	78,768	1,330,368
SoftBank Corp.	790,400	1,012,043
SoftBank Group Corp.	103,790	3,808,028
Total Wireless Telecommunication Services		6,150,439

Total Communication Services		9,704,110
Consumer Discretionary — 14.3%
Automobile Components — 2.4%
Aisin Corp.	12,904	173,601
Bridgestone Corp.	30,400	637,834
Denso Corp.	47,498	548,262
GS Yuasa Corp.	2,332	92,778
JTEKT Corp.	7,600	93,127
Koito Manufacturing Co. Ltd.	4,221	66,214
NHK Spring Co. Ltd.	3,800	90,835
Nifco Inc.	2,056	61,152
Niterra Co. Ltd.	5,190	341,849
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobile Components — continued
NOK Corp.	1,540	$27,417
Stanley Electric Co. Ltd.	2,485	53,744
Sumitomo Electric Industries Ltd.	82,168	1,479,808
Sumitomo Rubber Industries Ltd.	4,916	63,006
Toyo Tire Corp.	3,800	87,164
Toyoda Gosei Co. Ltd.	2,669	83,966
Toyota Boshoku Corp.	3,800	49,708
Yokohama Rubber Co. Ltd.	3,800	169,349
Total Automobile Components		4,119,814
Automobiles — 4.3%
Honda Motor Co. Ltd.	102,600	934,305
Isuzu Motors Ltd.	15,200	201,124
Mazda Motor Corp.	15,200	101,801
Mitsubishi Motors Corp.	19,000	36,486
Nissan Motor Co. Ltd.	64,600	119,243 *
Subaru Corp.	15,247	224,214
Suzuki Motor Corp.	49,400	594,381
Toyota Motor Corp.	296,400	4,969,635
Yamaha Motor Co. Ltd.	22,800	172,271
Total Automobiles		7,353,460
Broadline Retail — 0.7%
Isetan Mitsukoshi Holdings Ltd.	7,600	192,566
J Front Retailing Co. Ltd.	7,600	169,138
Mercari Inc.	2,850	71,721 *
Pan Pacific International Holdings Corp.	53,200	269,396
Rakuten Group Inc.	41,800	193,768 *
Ryohin Keikaku Co. Ltd.	13,159	286,539
Takashimaya Co. Ltd.	7,600	117,069
Total Broadline Retail		1,300,197
Distributors — 0.0%††
PALTAC Corp.	806	32,929
Hotels, Restaurants & Leisure — 0.6%
Food & Life Cos. Ltd.	5,738	172,361
McDonald’s Holdings Co. Japan Ltd.	2,293	105,532
Metaplanet Inc.	41,800	51,438 *
Oriental Land Co. Ltd.	28,624	438,540
Resorttrust Inc.	3,800	40,671
Round One Corp.	3,800	27,169
Skylark Holdings Co. Ltd.	5,530	95,374
Toridoll Holdings Corp.	950	22,475
Zensho Holdings Co. Ltd.	2,451	121,626
Total Hotels, Restaurants & Leisure		1,075,186
Household Durables — 3.5%
Casio Computer Co. Ltd.	3,800	44,857
Haseko Corp.	6,240	109,174
Iida Group Holdings Co. Ltd.	3,800	51,041
Nikon Corp.	7,600	106,150
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — continued
Open House Group Co. Ltd.	1,864	$97,223
Panasonic Holdings Corp.	62,700	1,736,812
Rinnai Corp.	2,680	58,687
Sekisui House Ltd.	16,112	335,276
Sharp Corp.	7,600	30,456 *
Sony Group Corp.	162,972	3,289,021
Sumitomo Forestry Co. Ltd.	11,400	94,728
Total Household Durables		5,953,425
Leisure Products — 0.5%
Bandai Namco Holdings Inc.	15,200	353,895
Sankyo Co. Ltd.	4,775	46,362
Sega Sammy Holdings Inc.	3,800	51,614
Shimano Inc.	2,064	220,274
Tomy Co. Ltd.	2,440	47,832
Yamaha Corp.	11,400	80,138
Total Leisure Products		800,115
Specialty Retail — 2.0%
ABC-Mart Inc.	3,800	65,479
Bic Camera Inc.	3,800	38,649
Fast Retailing Co. Ltd.	5,047	2,571,556
K’s Holdings Corp.	3,800	44,552
Nitori Holdings Co. Ltd.	11,400	169,360
Sanrio Co. Ltd.	28,764	194,680
Shimamura Co. Ltd.	3,800	78,093
USS Co. Ltd.	11,400	133,447
Workman Co. Ltd.	515	21,611
Yamada Holdings Co. Ltd.	15,200	61,511
ZOZO Inc.	11,400	80,594
Total Specialty Retail		3,459,532
Textiles, Apparel & Luxury Goods — 0.3%
Asics Corp.	18,030	485,349
Goldwin Inc.	3,800	50,830
Total Textiles, Apparel & Luxury Goods		536,179

Total Consumer Discretionary		24,630,837
Consumer Staples — 4.3%
Beverages — 0.7%
Asahi Group Holdings Ltd.	39,540	376,606
Coca-Cola Bottlers Japan Holdings Inc.	2,120	55,986
Ito En Ltd.	1,523	27,564
Kirin Holdings Co. Ltd.	21,244	367,367
Sapporo Breweries Ltd.	11,400	142,390
Suntory Beverage & Food Ltd.	3,800	105,145
Takara Holdings Inc.	3,800	52,385
Total Beverages		1,127,443
Consumer Staples Distribution & Retail — 1.0%
Aeon Co. Ltd.	68,400	564,371
Blue Zones Holdings Co. Ltd.	3,800	40,964
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — continued
Cosmos Pharmaceutical Corp.	840	$31,972
Kobe Bussan Co. Ltd.	3,800	61,761
Kusuri no Aoki Holdings Co. Ltd.	1,298	28,799
MatsukiyoCocokara & Co.	8,706	128,641
Seven & i Holdings Co. Ltd.	57,000	686,350
Sugi Holdings Co. Ltd.	2,436	47,214
Sundrug Co. Ltd.	1,672	39,144
Tsuruha Holdings Inc.	5,275	66,796
Total Consumer Staples Distribution & Retail		1,696,012
Food Products — 1.3%
Ajinomoto Co. Inc.	25,616	925,659
Calbee Inc.	1,862	33,843
Ezaki Glico Co. Ltd.	1,372	45,121
Fuji Oil Co. Ltd.	1,262	30,734
House Foods Group Inc.	1,495	34,467
Itoham Yonekyu Holdings Inc.	842	24,349
Kagome Co. Ltd.	2,247	36,479
Kewpie Corp.	2,680	71,994
Kikkoman Corp.	19,000	194,998
Kotobuki Spirits Co. Ltd.	3,800	58,195
MEIJI Holdings Co. Ltd.	6,396	148,915
Morinaga Milk Industry Co. Ltd.	7,776	60,643
NH Foods Ltd.	2,524	92,450
Nichirei Corp.	6,064	81,003
Nisshin Seifun Group Inc.	5,905	72,139
Nissin Foods Holdings Co. Ltd.	5,245	90,039
Toyo Suisan Kaisha Ltd.	2,293	146,518
Yakult Honsha Co. Ltd.	5,905	99,770
Yamazaki Baking Co. Ltd.	3,800	74,983
Total Food Products		2,322,299
Household Products — 0.2%
Lion Corp.	7,600	80,173
Unicharm Corp.	34,200	198,561
Total Household Products		278,734
Personal Care Products — 0.5%
Kao Corp.	24,346	482,801
Kobayashi Pharmaceutical Co. Ltd.	1,673	56,101
Kose Holdings Corp.	951	29,392
Pola Orbis Holdings Inc.	3,800	29,589
Rohto Pharmaceutical Co. Ltd.	5,798	85,155
Shiseido Co. Ltd.	11,400	183,634
Total Personal Care Products		866,672
Tobacco — 0.6%
Japan Tobacco Inc.	29,923	1,106,889

Total Consumer Staples		7,398,049
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Energy — 0.8%
Energy Equipment & Services — 0.0%††
Modec Inc.	1,255	$71,698
Oil, Gas & Consumable Fuels — 0.8%
Cosmo Energy Holdings Co. Ltd.	2,679	62,440
ENEOS Holdings Inc.	72,200	531,754
Idemitsu Kosan Co. Ltd.	22,800	168,063
Inpex Corp.	23,464	471,373
Iwatani Corp.	5,476	63,984
Total Oil, Gas & Consumable Fuels		1,297,614

Total Energy		1,369,312
Financials — 16.1%
Banks — 10.4%
77 Bank Ltd.	5,140	104,871
Aozora Bank Ltd.	3,800	63,456
Chiba Bank Ltd.	19,000	288,405
Chugin Financial Group Inc.	3,800	71,990
Fukuoka Financial Group Inc.	4,866	204,700
Gunma Bank Ltd.	11,400	164,310
Hachijuni Nagano Bank Ltd.	11,400	167,537
Hirogin Holdings Inc.	7,600	98,107
Hokuhoku Financial Group Inc.	2,680	110,086
Iyogin Holdings Inc.	7,600	147,207
Japan Post Bank Co. Ltd.	49,400	931,009
Kyoto Financial Group Inc.	6,592	182,276
Kyushu Financial Group Inc.	11,400	100,796
Mebuki Financial Group Inc.	26,600	231,098
Mitsubishi UFJ Financial Group Inc.	300,200	5,923,651
Mizuho Financial Group Inc.	64,975	3,095,532
Rakuten Bank Ltd.	2,274	72,337 *
Resona Holdings Inc.	60,800	787,847
SBI Shinsei Bank Ltd.	7,600	64,532
Seven Bank Ltd.	15,200	26,318
Shizuoka Financial Group Inc.	11,400	212,183
Sumitomo Mitsui Financial Group Inc.	99,835	3,898,187
Sumitomo Mitsui Trust Group Inc.	17,411	648,875
Yamaguchi Financial Group Inc.	3,800	66,729
Yokohama Financial Group Inc.	26,600	283,553
Total Banks		17,945,592
Capital Markets — 1.0%
Daiwa Securities Group Inc.	38,000	373,044
Japan Exchange Group Inc.	26,600	334,699
Nomura Holdings Inc.	79,800	694,031
SBI Holdings Inc.	15,200	246,810
Total Capital Markets		1,648,584
Consumer Finance — 0.1%
Acom Co. Ltd.	11,400	31,831
AEON Financial Service Co. Ltd.	3,800	34,277
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Finance — continued
Credit Saison Co. Ltd.	3,800	$102,970
Marui Group Co. Ltd.	3,800	66,975
Total Consumer Finance		236,053
Financial Services — 1.0%
Fuyo General Lease Co. Ltd.	1,368	35,520
GMO Payment Gateway Inc.	1,220	69,661
Mitsubishi HC Capital Inc.	22,800	184,336
ORIX Corp.	30,400	1,150,159
Sony Financial Group Inc.	163,400	143,669
Tokyo Century Corp.	3,800	58,266
Zenkoku Hosho Co. Ltd.	3,800	71,148
Total Financial Services		1,712,759
Insurance — 3.6%
Daiichi Life Group Inc.	95,000	1,039,579
Japan Post Holdings Co. Ltd.	45,600	608,561
Japan Post Insurance Co. Ltd.	15,200	142,764
MS&AD Insurance Group Holdings Inc.	33,333	869,601
Sompo Holdings Inc.	22,800	875,105
T&D Holdings Inc.	11,802	349,068
Tokio Marine Holdings Inc.	51,722	2,291,966
Total Insurance		6,176,644

Total Financials		27,719,632
Health Care — 5.0%
Health Care Equipment & Supplies — 1.6%
Asahi Intecc Co. Ltd.	5,672	132,617
Hoya Corp.	9,254	1,477,565
Nihon Kohden Corp.	3,800	33,388
Nipro Corp.	3,800	36,860
Olympus Corp.	30,400	317,795
Sysmex Corp.	11,400	103,146
Terumo Corp.	40,004	549,878
Total Health Care Equipment & Supplies		2,651,249
Health Care Providers & Services — 0.1%
Alfresa Holdings Corp.	4,916	65,758
Medipal Holdings Corp.	5,064	81,697
Suzuken Co. Ltd.	1,534	46,589
Total Health Care Providers & Services		194,044
Health Care Technology — 0.1%
JMDC Inc.	780	13,807
M3 Inc.	11,400	127,310
Total Health Care Technology		141,117
Pharmaceuticals — 3.2%
Astellas Pharma Inc.	48,007	642,456
Chugai Pharmaceutical Co. Ltd.	17,627	817,116
Daiichi Sankyo Co. Ltd.	49,266	790,711
Eisai Co. Ltd.	7,600	192,613
Kyowa Kirin Co. Ltd.	7,600	120,973
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Nippon Shinyaku Co. Ltd.	1,611	$39,808
Ono Pharmaceutical Co. Ltd.	11,400	167,502
Otsuka Holdings Co. Ltd.	11,956	794,860
Santen Pharmaceutical Co. Ltd.	7,600	99,744
Sawai Group Holdings Co. Ltd.	3,800	39,397
Shionogi & Co. Ltd.	21,250	364,659
Sumitomo Pharma Co. Ltd.	7,600	70,190 *
Takeda Pharmaceutical Co. Ltd.	43,580	1,382,279
Tsumura & Co.	1,792	41,006
Total Pharmaceuticals		5,563,314

Total Health Care		8,549,724
Industrials — 23.2%
Air Freight & Logistics — 0.2%
Nippon Express Holdings Inc.	6,539	202,939
Sankyu Inc.	1,143	60,672
SG Holdings Co. Ltd.	7,600	72,154
Yamato Holdings Co. Ltd.	7,600	85,785
Total Air Freight & Logistics		421,550
Building Products — 1.2%
AGC Inc.	5,081	217,746
Daikin Industries Ltd.	7,681	1,166,624
Lixil Corp.	7,600	84,359
Nichias Corp.	4,054	98,528
Sanwa Holdings Corp.	4,906	114,375
Takasago Thermal Engineering Co. Ltd.	2,836	88,679
TOTO Ltd.	4,300	227,825
Total Building Products		1,998,136
Commercial Services & Supplies — 0.6%
ALSOK Co. Ltd.	11,400	74,913
Dai Nippon Printing Co. Ltd.	11,400	207,413
Kokuyo Co. Ltd.	11,400	55,869
Park24 Co. Ltd.	3,800	47,066
Secom Co. Ltd.	11,048	438,861
TOPPAN Holdings Inc.	6,349	199,425
Total Commercial Services & Supplies		1,023,547
Construction & Engineering — 1.2%
COMSYS Holdings Corp.	2,701	90,590
EXEO Group Inc.	4,237	72,005
INFRONEER Holdings Inc.	3,800	62,579
JGC Holdings Corp.	6,200	95,542
Kajima Corp.	11,400	411,880
Kandenko Co. Ltd.	3,800	157,167
Kinden Corp.	2,980	145,695
Kraftia Corp.	1,145	65,562
Obayashi Corp.	17,161	343,906
Shimizu Corp.	13,076	205,121
SHO-BOND Holdings Co. Ltd.	4,371	33,591
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — continued
Taisei Corp.	3,842	$336,862
Toda Corp.	7,600	76,152
Total Construction & Engineering		2,096,652
Electrical Equipment — 2.9%
Fuji Electric Co. Ltd.	3,800	315,995
Fujikura Ltd.	45,309	1,739,040
Furukawa Electric Co. Ltd.	18,440	536,663
Mabuchi Motor Co. Ltd.	5,036	48,633
Mitsubishi Electric Corp.	54,432	1,967,958
NIDEC Corp.	26,600	432,900 *
Total Electrical Equipment		5,041,189
Ground Transportation — 1.5%
Central Japan Railway Co.	22,800	486,653
East Japan Railway Co.	28,889	605,776
Hankyu Hanshin Holdings Inc.	6,032	158,552
Keikyu Corp.	7,600	68,857
Keio Corp.	15,200	69,937
Keisei Electric Railway Co. Ltd.	11,400	81,436
Kintetsu Group Holdings Co. Ltd.	4,424	91,869
Kyushu Railway Co.	3,800	81,740
Nagoya Railroad Co. Ltd.	7,600	86,299
NANKAI Co. Ltd.	3,800	66,484
Nikkon Holdings Co. Ltd.	2,526	91,668
Odakyu Electric Railway Co. Ltd.	7,600	77,952
Seibu Holdings Inc.	4,396	85,824
Seino Holdings Co. Ltd.	3,800	61,492
Sotetsu Holdings Inc.	1,831	27,996
Tobu Railway Co. Ltd.	5,025	90,390
Tokyo Metro Co. Ltd.	7,600	66,472
Tokyu Corp.	11,400	117,490
West Japan Railway Co.	11,400	191,140
Total Ground Transportation		2,608,027
Industrial Conglomerates — 2.1%
Hikari Tsushin Inc.	418	91,303
Hitachi Ltd.	121,780	3,350,121
Keihan Holdings Co. Ltd.	2,472	48,398
Sekisui Chemical Co. Ltd.	10,016	159,707
Total Industrial Conglomerates		3,649,529
Machinery — 5.6%
Amada Co. Ltd.	7,600	138,018
Daifuku Co. Ltd.	9,174	402,183
DMG Mori Co. Ltd.	3,800	81,319
Ebara Corp.	12,566	483,697
FANUC Corp.	25,679	1,162,092
Harmonic Drive Systems Inc.	1,496	71,705
Hitachi Construction Machinery Co. Ltd.	3,801	122,876
Hoshizaki Corp.	3,008	97,999
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
IHI Corp.	26,117	$435,725
Japan Steel Works Ltd.	1,916	90,504
Kawasaki Heavy Industries Ltd.	21,090	379,237
Komatsu Ltd.	24,702	954,794
Kubota Corp.	26,600	439,528
Kurita Water Industries Ltd.	2,746	154,614
Makita Corp.	6,099	217,316
Minebea Mitsumi Inc.	10,400	304,337
MiSUMi Group Inc.	7,600	186,768
Mitsubishi Heavy Industries Ltd.	90,500	2,041,366
Mitsui E&S Co. Ltd.	2,232	56,293
Miura Co. Ltd.	2,401	46,447
Nabtesco Corp.	2,748	86,925
NGK Corp.	7,600	352,212
NSK Ltd.	11,400	79,683
Organo Corp.	624	62,582
SMC Corp.	1,507	660,938
Sumitomo Heavy Industries Ltd.	3,800	118,261
THK Co. Ltd.	2,670	120,288
Yaskawa Electric Corp.	7,600	328,597
Total Machinery		9,676,304
Marine Transportation — 0.5%
Kawasaki Kisen Kaisha Ltd.	9,326	142,594
Mitsui OSK Lines Ltd.	8,398	269,367
Nippon Yusen KK	11,037	354,216
Total Marine Transportation		766,177
Passenger Airlines — 0.1%
ANA Holdings Inc.	3,800	69,395
Japan Airlines Co. Ltd.	3,800	66,636
Total Passenger Airlines		136,031
Professional Services — 1.7%
BayCurrent Inc.	3,800	141,128
Persol Holdings Co. Ltd.	53,200	80,982
Recruit Holdings Co. Ltd.	37,117	2,587,513
Visional Inc.	554	26,561 *
Total Professional Services		2,836,184
Trading Companies & Distributors — 5.5%
ITOCHU Corp.	173,521	1,979,437
Marubeni Corp.	39,790	1,148,224
Mitsubishi Corp.	87,460	2,339,262
Mitsui & Co. Ltd.	67,584	1,870,021
MonotaRO Co. Ltd.	7,600	86,767
Nagase & Co. Ltd.	11,400	81,717
Sojitz Corp.	5,115	162,742
Sumitomo Corp.	111,960	1,067,073
Toyota Tsusho Corp.	19,000	698,859
Total Trading Companies & Distributors		9,434,102
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	1,829	$56,797
Kamigumi Co. Ltd.	2,323	72,738
Mitsubishi Logistics Corp.	7,600	72,177
Total Transportation Infrastructure		201,712

Total Industrials		39,889,140
Information Technology — 20.7%
Electronic Equipment, Instruments & Components — 6.4%
Alps Alpine Co. Ltd.	3,800	47,814
Amano Corp.	1,486	33,281
Azbil Corp.	15,200	160,815
Canon Marketing Japan Inc.	2,436	51,590
Dexerials Corp.	3,800	99,463
Hamamatsu Photonics KK	7,600	124,902
Hirose Electric Co. Ltd.	764	135,548
Horiba Ltd.	1,074	181,131
Ibiden Co. Ltd.	6,893	1,010,040
Jeol Ltd.	1,113	51,019
Keyence Corp.	5,226	2,606,489
Kyocera Corp.	34,200	749,338
Macnica Holdings Inc.	3,800	73,510
Maruwa Co. Ltd.	190	82,769
Murata Manufacturing Co. Ltd.	48,185	3,378,361
Nippon Electric Glass Co. Ltd.	1,831	73,758
Omron Corp.	4,798	171,225
Shimadzu Corp.	7,600	192,473
Taiyo Yuden Co. Ltd.	3,300	409,137
TDK Corp.	51,951	1,141,148
Yokogawa Electric Corp.	6,558	227,376
Total Electronic Equipment, Instruments & Components		11,001,187
IT Services — 1.5%
BIPROGY Inc.	1,879	49,355
Dentsu Soken Inc.	1,734	22,843
Fujitsu Ltd.	46,642	931,835
GMO internet group Inc.	1,561	32,099
NEC Corp.	34,200	825,934
Nomura Research Institute Ltd.	11,400	322,097
NS Solutions Corp.	1,684	35,208
Obic Co. Ltd.	8,893	209,186
Otsuka Corp.	5,634	96,145
SHIFT Inc.	7,600	31,518 *
TISI Inc.	5,593	108,986
Total IT Services		2,665,206
Semiconductors & Semiconductor Equipment — 11.6%
Advantest Corp.	20,026	3,984,869
Disco Corp.	2,446	1,222,963
Kioxia Holdings Corp.	9,245	5,101,317 *
Kokusai Electric Corp.	6,312	421,577
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Lasertec Corp.	2,120	$648,294
Renesas Electronics Corp.	45,672	1,350,840
Rohm Co. Ltd.	8,863	293,607
Rorze Corp.	2,600	77,428
SCREEN Holdings Co. Ltd.	4,740	519,278
Socionext Inc.	4,642	72,875
SUMCO Corp.	9,654	239,323
Tokyo Electron Ltd.	12,092	5,740,027
Tokyo Seimitsu Co. Ltd.	1,012	125,344
Ulvac Inc.	1,185	75,427
Total Semiconductors & Semiconductor Equipment		19,873,169
Software — 0.2%
Justsystems Corp.	554	12,476
Money Forward Inc.	1,103	29,665 *
OBIC Business Consultants Co. Ltd.	764	28,590
Oracle Corp. Japan	798	40,753
Rakus Co. Ltd.	4,940	28,730
Trend Micro Inc.	3,800	139,865
Total Software		280,079
Technology Hardware, Storage & Peripherals — 1.0%
Brother Industries Ltd.	7,600	171,663
Canon Inc.	22,800	581,767
FUJIFILM Holdings Corp.	32,174	689,506
Konica Minolta Inc.	15,200	51,373
Ricoh Co. Ltd.	15,200	131,495
Seiko Epson Corp.	7,600	126,117
Total Technology Hardware, Storage & Peripherals		1,751,921

Total Information Technology		35,571,562
Materials — 5.0%
Chemicals — 3.6%
Air Water Inc.	4,775	81,295
Asahi Kasei Corp.	34,200	376,879
Daicel Corp.	7,600	64,111
DIC Corp.	2,205	65,285
Kaneka Corp.	1,086	38,068
Kansai Paint Co. Ltd.	3,800	61,925
Kuraray Co. Ltd.	7,600	77,999
Mitsubishi Chemical Group Corp.	38,000	263,855
Mitsubishi Gas Chemical Co. Inc.	3,800	118,495
Mitsui Chemicals Inc.	9,654	126,700
Nippon Kayaku Co. Ltd.	3,800	46,598
Nippon Paint Holdings Co. Ltd.	26,600	172,341
Nippon Sanso Holdings Corp.	5,639	208,038
Nippon Shokubai Co. Ltd.	3,800	48,714
Nissan Chemical Corp.	3,826	199,463
Nitto Denko Corp.	19,435	379,074
NOF Corp.	5,330	86,546
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
Resonac Holdings Corp.	4,828	$525,800
Shin-Etsu Chemical Co. Ltd.	50,724	2,187,194
Sumitomo Bakelite Co. Ltd.	1,710	78,427
Sumitomo Chemical Co. Ltd.	41,800	132,068
Taiyo Holdings Co. Ltd.	1,958	59,827
Teijin Ltd.	3,800	38,018
Tokyo Ohka Kogyo Co. Ltd.	2,706	188,475
Toray Industries Inc.	38,000	263,621
Tosoh Corp.	7,600	136,872
UBE Corp.	3,800	74,352
Zeon Corp.	3,800	55,062
Total Chemicals		6,155,102
Construction Materials — 0.0%††
Taiheiyo Cement Corp.	2,970	72,566
Containers & Packaging — 0.0%††
Toyo Seikan Group Holdings Ltd.	3,800	95,465
Metals & Mining — 1.3%
Daido Steel Co. Ltd.	3,800	64,473
Dowa Holdings Co. Ltd.	1,494	79,662
JFE Holdings Inc.	15,200	145,898
JX Advanced Metals Corp.	15,200	411,319
Kobe Steel Ltd.	11,479	132,253
Maruichi Steel Tube Ltd.	4,458	51,458
Mitsubishi Materials Corp.	3,800	100,889
Mitsui Kinzoku Co. Ltd.	1,508	394,803
Nippon Steel Corp.	140,600	463,779
Sumitomo Metal Mining Co. Ltd.	6,706	308,181
Yamato Kogyo Co. Ltd.	922	68,841
Total Metals & Mining		2,221,556
Paper & Forest Products — 0.1%
Oji Holdings Corp.	22,800	111,584

Total Materials		8,656,273
Real Estate — 2.8%
Diversified REITs — 0.3%
Activia Properties Inc.	65	54,831
Daiwa House REIT Investment Corp.	120	88,971
KDX Realty Investment Corp.	114	108,652
Nomura Real Estate Master Fund Inc.	114	106,477
Sekisui House REIT Inc.	114	53,730
United Urban Investment Corp.	80	79,791
Total Diversified REITs		492,452
Hotel & Resort REITs — 0.1%
Invincible Investment Corp.	190	69,909
Japan Hotel REIT Investment Corp.	152	74,165
Total Hotel & Resort REITs		144,074
Industrial REITs — 0.2%
GLP J-REIT	114	96,377
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Industrial REITs — continued
Industrial & Infrastructure Fund Investment Corp.	76	$66,355
Japan Logistics Fund Inc.	75	43,793
LaSalle Logiport REIT	38	34,136
Mitsui Fudosan Logistics Park Inc.	95	63,012
Nippon Prologis REIT Inc.	209	111,621
Total Industrial REITs		415,294
Office REITs — 0.3%
Daiwa Office Investment Corp.	17	34,204
Japan Prime Realty Investment Corp.	113	64,869
Japan Real Estate Investment Corp.	197	140,364
Mori Hills REIT Investment Corp.	38	30,068
Nippon Building Fund Inc.	228	176,620
Orix JREIT Inc.	152	91,186
Total Office REITs		537,311
Real Estate Management & Development — 1.7%
Daito Trust Construction Co. Ltd.	8,008	152,942
Daiwa House Industry Co. Ltd.	15,583	423,505
Hulic Co. Ltd.	11,400	119,033
Mitsubishi Estate Co. Ltd.	29,665	756,569
Mitsui Fudosan Co. Ltd.	68,400	630,867
Nomura Real Estate Holdings Inc.	15,200	87,295
Relo Group Inc.	3,800	46,668
Sumitomo Realty & Development Co. Ltd.	17,627	405,738
Tokyo Tatemono Co. Ltd.	4,840	98,155
Tokyu Fudosan Holdings Corp.	15,200	121,254
Total Real Estate Management & Development		2,842,026
Residential REITs — 0.1%
Advance Residence Investment Corp.	76	70,330
Daiwa Securities Living Investments Corp.	38	23,264
Mitsui Fudosan Accommodations Fund Inc.	73	54,753
Total Residential REITs		148,347
Retail REITs — 0.1%
AEON REIT Investment Corp.	38	28,759
Japan Metropolitan Fund Investment Corp.	190	131,050
Mitsui Fudosan Retail Fund Investment Corp.	82	40,565
Total Retail REITs		200,374

Total Real Estate		4,779,878
Utilities — 1.2%
Electric Utilities — 0.7%
Chubu Electric Power Co. Inc.	20,116	378,742
Chugoku Electric Power Co. Inc.	11,400	62,336
Kansai Electric Power Co. Inc.	26,600	374,061
Kyushu Electric Power Co. Inc.	11,400	115,210
Shikoku Electric Power Co. Inc.	3,800	34,370
Tohoku Electric Power Co. Inc.	15,200	99,557
Tokyo Electric Power Co. Holdings Inc.	41,800	118,642 *
Total Electric Utilities		1,182,918
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Gas Utilities — 0.4%
Osaka Gas Co. Ltd.		9,685	$325,127
Toho Gas Co. Ltd.		8,248	61,660
Tokyo Gas Co. Ltd.		8,933	336,434
Total Gas Utilities			723,221
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.		3,800	85,621

Total Utilities			1,991,760
Total Investments before Short-Term Investments (Cost — $133,316,350)			170,260,277
	Rate
Short-Term Investments — 0.4%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $717,630)	3.545%	717,630	717,630 (a)(b)
Total Investments — 99.5% (Cost — $134,033,980)			170,977,907
Other Assets in Excess of Liabilities — 0.5%			821,534
Total Net Assets — 100.0%			$171,799,441

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $717,630 and the cost was $717,630 (Note 2).

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Mini Tokyo Topix Index	24	9/26	$582,953	$591,121	$8,168
At June 30, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	43,100,300	USD	266,548	State Street Global Markets, LLC	7/2/26	$(1,356)
JPY	6,643,128,078	USD	40,874,097	State Street Global Markets, LLC	7/2/26	403
USD	1,094,702	JPY	175,953,378	State Street Global Markets, LLC	7/2/26	12,078
USD	40,996,823	JPY	6,510,275,000	State Street Global Markets, LLC	7/2/26	939,755
JPY	43,100,300	USD	266,545	UBS Securities LLC	7/2/26	(1,353)
JPY	6,643,128,078	USD	40,874,097	UBS Securities LLC	7/2/26	402
USD	1,094,684	JPY	175,953,378	UBS Securities LLC	7/2/26	12,061
USD	40,996,539	JPY	6,510,275,000	UBS Securities LLC	7/2/26	939,471
JPY	86,200,600	USD	533,080	Wells Fargo Securities LLC	7/2/26	(2,697)
JPY	13,286,256,157	USD	81,748,597	Wells Fargo Securities LLC	7/2/26	403
USD	2,189,398	JPY	351,906,757	Wells Fargo Securities LLC	7/2/26	24,151
USD	81,995,711	JPY	13,020,550,000	Wells Fargo Securities LLC	7/2/26	1,881,575
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Japan Hedged ETF
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	42,729,359	JPY	6,926,771,000	State Street Global Markets, LLC	8/4/26	$(1,233)
USD	42,729,043	JPY	6,926,771,000	UBS Securities LLC	8/4/26	(1,549)
USD	85,459,873	JPY	13,853,541,000	Wells Fargo Securities LLC	8/4/26	(1,306)
Net unrealized appreciation on open forward foreign currency contracts						$3,800,805

Abbreviation(s) used in this table:
JPY	—	Japanese Yen
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin FTSE Latin America ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 80.0%
Communication Services — 3.9%
Diversified Telecommunication Services — 0.6%
Telefonica Brasil SA	95,900	$629,025
Media — 0.4%
Megacable Holdings SAB de CV	109,560	393,316
Wireless Telecommunication Services — 2.9%
America Movil SAB de CV	2,054,200	2,662,716
TIM SA	105,400	445,348
Total Wireless Telecommunication Services		3,108,064

Total Communication Services		4,130,405
Consumer Discretionary — 3.6%
Broadline Retail — 1.1%
El Puerto de Liverpool SAB de CV, Class C1 Shares	26,800	157,376
Falabella SA	162,120	1,012,003
Total Broadline Retail		1,169,379
Hotels, Restaurants & Leisure — 0.4%
Alsea SAB de CV	65,560	171,838
Smartfit Escola de Ginastica e Danca SA	72,000	273,897
Total Hotels, Restaurants & Leisure		445,735
Specialty Retail — 2.1%
Cosan SA	316,000	225,891 *
Empresas Copec SA	53,400	333,050
Lojas Renner SA	132,000	376,418
Ultrapar Participacoes SA	96,000	483,343
Vibra Energia SA	141,700	818,287
Total Specialty Retail		2,236,989

Total Consumer Discretionary		3,852,103
Consumer Staples — 12.0%
Beverages — 6.6%
Ambev SA	580,000	1,825,404
Arca Continental SAB de CV	119,880	1,437,840
Becle SAB de CV	65,040	53,822
Cia Cervecerias Unidas SA	16,640	92,034
Coca-Cola Femsa SAB de CV	62,800	664,488
Fomento Economico Mexicano SAB de CV	232,240	2,963,182
Total Beverages		7,036,770
Consumer Staples Distribution & Retail — 3.3%
Cencosud SA	165,880	383,176
Grupo Comercial Chedraui SA de CV	39,200	200,848
Grupo Mateus SA	68,000	48,215
Raia Drogasil SA	180,000	584,588
Sendas Distribuidora S/A	184,000	310,699
Wal-Mart de Mexico SAB de CV	675,920	1,987,096
Total Consumer Staples Distribution & Retail		3,514,622
Food Products — 1.5%
Gruma SAB de CV, Class B Shares	20,240	325,415
Grupo Bimbo SAB de CV, Class A Shares	160,760	525,785
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Latin America ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — continued
M Dias Branco SA	12,000	$40,619
MBRF Global Foods Co. SA	100,000	348,342
Sigma Foods SAB de CV	323,480	297,308
Total Food Products		1,537,469
Household Products — 0.4%
Kimberly-Clark de Mexico SAB de CV, Class A Shares	211,280	468,295
Personal Care Products — 0.2%
Natura Cosmeticos SA	120,000	202,398 *

Total Consumer Staples		12,759,554
Energy — 5.5%
Oil, Gas & Consumable Fuels — 5.5%
Brava Energia	52,000	193,897
Ecopetrol SA	612,520	432,564
Petroleo Brasileiro SA - Petrobras	504,000	4,068,262
PRIO SA	109,600	1,104,269 *

Total Energy		5,798,992
Financials — 15.5%
Banks — 10.4%
Banco Bradesco SA	200,000	609,357
Banco de Chile	6,092,000	1,192,508
Banco de Credito e Inversiones SA	10,560	693,647
Banco del Bajio SA	104,440	337,818 (a)
Banco do Brasil SA	232,500	894,343
Banco Itau Chile SA	8,400	171,244
Banco Santander Brasil SA	56,000	289,956
Banco Santander Chile	8,137,480	666,287
Grupo Cibest SA	30,520	690,416
Grupo Financiero Banorte SAB de CV, Class O Shares	391,400	4,134,241
Grupo Financiero Inbursa SAB de CV, Class O Shares	228,840	544,279
Itau Unibanco Holding SA	68,969	589,893
Regional SAB de CV	34,120	261,752
Total Banks		11,075,741
Capital Markets — 3.4%
B3 SA - Brasil Bolsa Balcao	684,000	1,920,134
Banco BTG Pactual SA	160,000	1,672,041
Total Capital Markets		3,592,175
Consumer Finance — 0.3%
Gentera SAB de CV	148,520	322,135
Insurance — 1.4%
BB Seguridade Participacoes SA	84,000	635,686
Caixa Seguridade Participacoes S/A	80,000	304,640
Porto Seguro SA	24,800	253,561
Qualitas Controladora SAB de CV	27,080	271,563
Total Insurance		1,465,450

Total Financials		16,455,501
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Latin America ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care — 0.8%
Health Care Providers & Services — 0.6%
Rede D’Or Sao Luiz SA	104,000	$697,426 (a)
Pharmaceuticals — 0.2%
Hypera SA	48,800	196,201

Total Health Care		893,627
Industrials — 9.8%
Aerospace & Defense — 1.4%
Embraer SA	92,700	1,465,913
Commercial Services & Supplies — 0.1%
GPS Participacoes e Empreendimentos SA	60,106	134,590 (a)
Electrical Equipment — 1.7%
WEG SA	201,700	1,828,021
Ground Transportation — 1.4%
Localiza Rent a Car SA	119,600	959,859
Rumo SA	192,000	498,181
Total Ground Transportation		1,458,040
Industrial Conglomerates — 0.7%
Grupo Carso SAB de CV, Series A1 Shares	72,280	540,598
Quinenco SA	38,640	164,475
Total Industrial Conglomerates		705,073
Marine Transportation — 0.1%
Cia Sud Americana de Vapores SA	1,663,720	79,028
Passenger Airlines — 1.2%
Latam Airlines Group SA	43,820,360	1,274,081
Transportation Infrastructure — 3.2%
Grupo Aeroportuario del Centro Norte SAB de CV	37,160	526,593
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	55,800	1,412,296
Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	21,440	655,590
Motiva Infraestrutura de Mobilidade SA	164,000	463,235
Promotora y Operadora de Infraestructura SAB de CV	23,720	377,063
Total Transportation Infrastructure		3,434,777

Total Industrials		10,379,523
Information Technology — 0.4%
Software — 0.4%
TOTVS SA	72,500	402,003

Materials — 16.4%
Chemicals — 0.4%
Alpek SAB de CV	285,520	208,988 *
Orbia Advance Corp. SAB de CV	118,920	153,603 *
Total Chemicals		362,591
Construction Materials — 2.8%
Cementos Argos SA	73,320	234,759
Cemex SAB de CV	2,048,760	2,462,205
GCC SAB de CV	22,480	268,879
Total Construction Materials		2,965,843
Containers & Packaging — 0.4%
Klabin SA	121,168	391,880
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Latin America ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — 12.0%
Cia Siderurgica Nacional SA	80,000	$71,407 *
CSN Mineracao SA	52,000	41,994
Grupo Mexico SAB de CV, Series B Shares	382,880	4,343,780
Industrias Penoles SAB de CV	25,480	1,114,464
Vale SA	475,530	7,155,069
Total Metals & Mining		12,726,714
Paper & Forest Products — 0.8%
Empresas CMPC SA	144,440	160,716
Suzano SA	92,000	706,537
Total Paper & Forest Products		867,253

Total Materials		17,314,281
Real Estate — 3.1%
Diversified REITs — 0.6%
Fibra Uno Administracion SA de CV	373,680	640,915
Industrial REITs — 0.6%
Prologis Property Mexico SA de CV	148,040	642,273
Real Estate Management & Development — 1.9%
Allos SA	48,000	260,219
Cencosud Shopping SA	65,720	168,345
Corp. Inmobiliaria Vesta SAB de CV	115,320	396,175
Multiplan Empreendimentos Imobiliarios SA	44,000	248,820
Parque Arauco SA	98,440	412,605
Plaza SA	112,640	464,195
Total Real Estate Management & Development		1,950,359

Total Real Estate		3,233,547
Utilities — 9.0%
Electric Utilities — 5.5%
Alupar Investimento SA	20,000	124,538
Axia Energia SA	180,260	1,893,863
Cia Energetica de Minas Gerais	8,000	24,112
Cia Paranaense de Energia - Copel	260,000	754,489
CPFL Energia SA	25,600	221,480
Enel Americas SA	2,537,160	227,275
Enel Chile SA	3,374,720	296,447
Energisa S/A	57,400	532,308
Equatorial SA	138,000	1,038,209
Interconexion Electrica SA ESP	57,200	489,384
Transmissora Alianca de Energia Eletrica S/A	29,600	227,492
Total Electric Utilities		5,829,597
Independent Power and Renewable Electricity Producers — 1.1%
Auren Energia SA	44,000	98,610 *
Colbun SA	984,400	141,987
Eneva SA	120,000	619,480 *
Engie Brasil Energia SA	48,480	326,231
Total Independent Power and Renewable Electricity Producers		1,186,308
Water Utilities — 2.4%
Aguas Andinas SA, Class A Shares	363,560	130,154
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Latin America ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Water Utilities — continued
Cia de Saneamento Basico do Estado de Sao Paulo SABESP		316,116	$1,810,234
Cia de Saneamento de Minas Gerais Copasa MG		33,700	390,197
Cia De Saneamento do Parana Sanepar		20,000	143,201
Total Water Utilities			2,473,786

Total Utilities			9,489,691
Total Common Stocks (Cost — $74,592,228)			84,709,227
	Rate
Preferred Stocks — 19.1%
Consumer Staples — 0.3%
Beverages — 0.3%
Embotelladora Andina SA, Class B Shares	2.444%	55,880	278,159 (b)

Energy — 4.2%
Oil, Gas & Consumable Fuels — 4.2%
Petroleo Brasileiro SA - Petrobras	0.765%	616,000	4,498,653 (b)

Financials — 11.2%
Banks — 11.0%
Banco Bradesco SA	0.086%	700,000	2,447,860 (b)
Grupo Cibest SA	1.669%	58,680	1,150,451 (b)
Itau Unibanco Holding SA	0.036%	736,000	5,997,832 (b)
Itausa SA	0.149%	788,000	2,037,006 (b)
Total Banks			11,633,149
Financial Services — 0.2%
Grupo de Inversiones Suramericana SA	1.091%	19,440	258,335 (b)

Total Financials			11,891,484
Industrials — 0.0%††
Ground Transportation — 0.0%††
Localiza Rent a Car SA	1.104%	4,376	33,810 (b)

Materials — 2.2%
Chemicals — 1.4%
Sociedad Quimica y Minera de Chile SA, Class B Shares	0.002%	19,160	1,422,307 (b)
Metals & Mining — 0.8%
Gerdau SA	0.866%	168,000	674,473 (b)
Metalurgica Gerdau SA	0.869%	112,000	199,291 (b)
Total Metals & Mining			873,764

Total Materials			2,296,071
Utilities — 1.2%
Electric Utilities — 1.2%
Axia Energia SA	—	51	536 *(c)
Axia Energia SA, Class C Shares	—	54,026	553,312 *
Cia Energetica de Minas Gerais	0.836%	236,000	495,623 (b)
Isa Energia Brasil SA	0.503%	36,000	195,512 (b)

Total Utilities			1,244,983
Total Preferred Stocks (Cost — $17,398,127)			20,243,160
Total Investments before Short-Term Investments (Cost — $91,990,355)			104,952,387
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Latin America ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Short-Term Investments — 1.3%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $1,360,432)	3.545%	1,360,432	$1,360,432 (d)(e)
Total Investments — 100.4% (Cost — $93,350,787)			106,312,819
Liabilities in Excess of Other Assets — (0.4)%			(451,535)
Total Net Assets — 100.0%			$105,861,284

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The rate shown represents the yield as of June 30, 2026.
(c)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $1,360,432 and the cost was $1,360,432 (Note 2).

At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Bovespa Index	15	8/26	$496,867	$506,620	$9,753
Mex Bolsa Index	7	9/26	275,184	270,454	(4,730)
Net unrealized appreciation on open futures contracts					$5,023
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin FTSE Mexico ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.8%
Communication Services — 9.2%
Media — 1.6%
Megacable Holdings SAB de CV	368,368	$1,322,425
Wireless Telecommunication Services — 7.6%
America Movil SAB de CV	4,973,842	6,447,243

Total Communication Services		7,769,668
Consumer Discretionary — 1.3%
Broadline Retail — 0.6%
El Puerto de Liverpool SAB de CV, Class C1 Shares	90,344	530,521
Hotels, Restaurants & Leisure — 0.7%
Alsea SAB de CV	220,294	577,407

Total Consumer Discretionary		1,107,928
Consumer Staples — 26.9%
Beverages — 15.1%
Arca Continental SAB de CV	266,248	3,193,376
Becle SAB de CV	217,074	179,635
Coca-Cola Femsa SAB de CV	211,600	2,238,943
Fomento Economico Mexicano SAB de CV	559,636	7,140,473
Total Beverages		12,752,427
Consumer Staples Distribution & Retail — 5.3%
Grupo Comercial Chedraui SA de CV	131,790	675,251
Wal-Mart de Mexico SAB de CV	1,288,460	3,787,864
Total Consumer Staples Distribution & Retail		4,463,115
Food Products — 4.6%
Gruma SAB de CV, Class B Shares	68,080	1,094,579
Grupo Bimbo SAB de CV, Class A Shares	541,604	1,771,381
Sigma Foods SAB de CV	1,087,578	999,585
Total Food Products		3,865,545
Household Products — 1.9%
Kimberly-Clark de Mexico SAB de CV, Class A Shares	711,988	1,578,098

Total Consumer Staples		22,659,185
Financials — 18.5%
Banks — 16.1%
Banco del Bajio SA	351,164	1,135,863 (a)
Grupo Financiero Banorte SAB de CV, Class O Shares	918,436	9,701,165
Grupo Financiero Inbursa SAB de CV, Class O Shares	770,868	1,833,451
Regional SAB de CV	114,908	881,518
Total Banks		13,551,997
Consumer Finance — 1.3%
Gentera SAB de CV	499,284	1,082,931
Insurance — 1.1%
Qualitas Controladora SAB de CV	91,310	915,674

Total Financials		15,550,602
Industrials — 12.3%
Industrial Conglomerates — 2.2%
Grupo Carso SAB de CV, Series A1 Shares	243,524	1,821,369
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Mexico ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Transportation Infrastructure — 10.1%
	Grupo Aeroportuario del Centro Norte SAB de CV	125,120	$1,773,072
	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	130,180	3,294,851
	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	72,174	2,206,927
	Promotora y Operadora de Infraestructura SAB de CV	79,810	1,268,693
Total Transportation Infrastructure			8,543,543

Total Industrials			10,364,912
Materials — 24.9%
Chemicals — 1.5%
	Alpek SAB de CV	959,928	702,624 *
	Orbia Advance Corp. SAB de CV	400,338	517,098 *
Total Chemicals			1,219,722
Construction Materials — 8.2%
	Cemex SAB de CV	4,993,438	6,001,127
	GCC SAB de CV	75,762	906,174
Total Construction Materials			6,907,301
Metals & Mining — 15.2%
	Grupo Mexico SAB de CV, Series B Shares	893,872	10,140,993
	Industrias Penoles SAB de CV	61,824	2,704,105
Total Metals & Mining			12,845,098

Total Materials			20,972,121
Real Estate — 6.7%
Diversified REITs — 2.5%
	Fibra Uno Administracion SA de CV	1,258,514	2,158,533
Industrial REITs — 2.6%
	Prologis Property Mexico SA de CV	498,594	2,163,154
Real Estate Management & Development — 1.6%
	Corp. Inmobiliaria Vesta SAB de CV	393,254	1,351,000

Total Real Estate			5,672,687
Total Investments before Short-Term Investments (Cost — $71,478,163)			84,097,103
	Rate
Short-Term Investments — 2.0%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $1,666,216)	3.545%	1,666,216	1,666,216 (b)(c)
Total Investments — 101.8% (Cost — $73,144,379)			85,763,319
Liabilities in Excess of Other Assets — (1.8)%			(1,495,394)
Total Net Assets — 100.0%			$84,267,925

*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $1,666,216 and the cost was $1,666,216 (Note 2).

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Mexico ETF
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Mex Bolsa Index	3	9/26	$117,936	$115,909	$(2,027)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin FTSE Saudi Arabia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.3%
Communication Services — 8.9%
Diversified Telecommunication Services — 6.3%
Saudi Telecom Co.	26,277	$302,411
Media — 0.4%
Arabian Contracting Services Co.	279	6,698 *
Saudi Research & Media Group	561	10,601 *
Total Media		17,299
Wireless Telecommunication Services — 2.2%
Etihad Etisalat Co.	5,391	86,737
Mobile Telecommunications Co. Saudi Arabia	6,318	17,774 *
Total Wireless Telecommunication Services		104,511

Total Communication Services		424,221
Consumer Discretionary — 2.7%
Hotels, Restaurants & Leisure — 1.3%
Jabal Omar Development Co.	8,289	33,357 *
Seera Group Holding	1,923	10,779 *
Taiba Investments Co.	3,513	17,242
Total Hotels, Restaurants & Leisure		61,378
Specialty Retail — 1.4%
Aldrees Petroleum and Transport Services Co.	702	21,300
Jarir Marketing Co.	8,430	37,604
United Electronics Co.	522	10,045
Total Specialty Retail		68,949

Total Consumer Discretionary		130,327
Consumer Staples — 2.7%
Consumer Staples Distribution & Retail — 0.3%
Nahdi Medical Co.	558	13,812
Food Products — 2.4%
Almarai Co. JSC	7,026	85,048
Saudia Dairy & Foodstuff Co.	216	12,624
Savola Group	2,106	16,020
Total Food Products		113,692

Total Consumer Staples		127,504
Energy — 12.9%
Energy Equipment & Services — 0.7%
Ades Holding Co.	4,890	24,234
Arabian Drilling Co.	381	9,182 *
Total Energy Equipment & Services		33,416
Oil, Gas & Consumable Fuels — 12.2%
Rabigh Refining & Petrochemical Co.	5,988	19,475 *
Saudi Arabian Oil Co.	80,985	563,007 (a)
Total Oil, Gas & Consumable Fuels		582,482

Total Energy		615,898
Financials — 40.7%
Banks — 37.8%
Al Rajhi Bank	39,885	699,569
Alinma Bank	21,063	137,011
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Saudi Arabia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Arab National Bank	12,507	$69,039
Bank AlBilad	10,536	68,395
Bank Al-Jazira	8,961	27,690
Banque Saudi Fransi	17,379	89,735
Riyad Bank	29,508	156,368
Saudi Awwal Bank	14,190	122,216
Saudi Investment Bank	8,781	31,364
Saudi National Bank	39,951	411,079
Total Banks		1,812,466
Capital Markets — 0.5%
Saudi Tadawul Group Holding Co.	687	24,191
Insurance — 2.4%
Al Rajhi Co. for Co.-operative Insurance	1,410	19,477 *
Bupa Arabia for Cooperative Insurance Co.	1,110	51,671
Co. for Cooperative Insurance	1,053	41,227
Total Insurance		112,375

Total Financials		1,949,032
Health Care — 3.1%
Health Care Providers & Services — 2.8%
Dallah Healthcare Co.	696	20,340
Dr Soliman Abdel Kader Fakeeh Hospital Co.	771	7,535
Dr Sulaiman Al Habib Medical Services Group Co.	1,461	82,437
Mouwasat Medical Services Co.	1,302	22,091
Total Health Care Providers & Services		132,403
Pharmaceuticals — 0.3%
Jamjoom Pharmaceuticals Factory Co.	393	16,213

Total Health Care		148,616
Industrials — 3.0%
Air Freight & Logistics — 0.6%
SAL Saudi Logistics Services	561	26,891
Commercial Services & Supplies — 0.2%
Catrion Catering Holding Co.	576	11,475
Electrical Equipment — 1.3%
Electrical Industries Co.	7,902	30,349
Riyadh Cables Group Co.	966	30,801
Total Electrical Equipment		61,150
Industrial Conglomerates — 0.4%
Astra Industrial Group Co.	561	19,650
Passenger Airlines — 0.3%
flynas Co. SJSC	1,053	15,611 *
Transportation Infrastructure — 0.2%
Saudi Ground Services Co.	1,278	10,558

Total Industrials		145,335
Information Technology — 1.7%
IT Services — 1.7%
Arabian Internet & Communications Services Co.	348	18,923
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Saudi Arabia ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

IT Services — continued
	Elm Co.	348	$63,631

Total Information Technology			82,554
Materials — 15.7%
Chemicals — 9.3%
	Advanced Petrochemical Co.	1,815	11,468 *
	National Industrialization Co.	4,698	11,304 *
	SABIC Agri-Nutrients Co.	3,345	110,218
	Sahara International Petrochemical Co.	5,151	19,618
	Saudi Aramco Base Oil Co.	717	23,721
	Saudi Basic Industries Corp.	14,895	204,364
	Saudi Industrial Investment Group	4,773	16,934
	Saudi Kayan Petrochemical Co.	10,536	14,582 *
	Yanbu National Petrochemical Co.	3,951	30,937
Total Chemicals			443,146
Metals & Mining — 6.4%
	Saudi Arabian Mining Co.	19,506	308,383 *

Total Materials			751,529
Real Estate — 2.7%
Real Estate Management & Development — 2.7%
	Arabian Centres Co.	3,336	15,174 (a)
	Dar Al Arkan Real Estate Development Co.	7,587	36,368 *
	Makkah Construction & Development Co.	1,404	30,997
	Umm Al Qura for Development & Construction Co.	10,107	48,421 *

Total Real Estate			130,960
Utilities — 5.2%
Electric Utilities — 1.1%
	Saudi Energy Co.	11,208	53,099
Independent Power and Renewable Electricity Producers — 3.9%
	ACWA Power Co.	3,624	187,122 *
Multi-Utilities — 0.2%
	Power & Water Utility Co. for Jubail & Yanbu	1,074	10,851

Total Utilities			251,072
Total Investments before Short-Term Investments (Cost — $3,391,701)			4,757,048
	Rate
Short-Term Investments — 0.4%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $19,710)	3.545%	19,710	19,710 (b)(c)
Total Investments — 99.7% (Cost — $3,411,411)			4,776,758
Other Assets in Excess of Liabilities — 0.3%			16,243
Total Net Assets — 100.0%			$4,793,001

*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $19,710 and the cost was $19,710 (Note 2).

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Saudi Arabia ETF
Abbreviation(s) used in this schedule:
JSC	—	Joint Stock Company
SJSC	—	Simplified Joint Stock Company
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI Saudi Arabia Index	2	9/26	$37,038	$35,820	$(1,218)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.0%
Communication Services — 1.8%
Diversified Telecommunication Services — 0.1%
LG Uplus Corp.	158,620	$1,433,344
Entertainment — 0.6%
HYBE Co. Ltd.	18,128	2,247,717
Krafton Inc.	20,806	3,169,313
NC Corp.	9,682	1,609,188
Netmarble Corp.	19,570	471,787 (a)
Pearl Abyss Corp.	26,104	609,930 *
Total Entertainment		8,107,935
Interactive Media & Services — 0.9%
Kakao Corp.	142,262	3,172,499
NAVER Corp.	70,624	9,071,307
Total Interactive Media & Services		12,243,806
Media — 0.1%
Cheil Worldwide Inc.	52,407	615,638
Wireless Telecommunication Services — 0.1%
SK Telecom Co. Ltd.	24,308	1,386,966

Total Communication Services		23,787,689
Consumer Discretionary — 6.3%
Automobile Components — 1.3%
Hankook Tire & Technology Co. Ltd.	52,118	2,082,298
Hanon Systems	270,272	669,007 *
HL Mando Co. Ltd.	24,308	768,794
Hyundai Mobis Co. Ltd.	43,672	14,094,107
Total Automobile Components		17,614,206
Automobiles — 3.7%
Hyundai Motor Co.	102,382	32,710,960
Kia Corp.	179,426	15,981,919
Total Automobiles		48,692,879
Broadline Retail — 0.1%
Lotte Shopping Co. Ltd.	8,652	947,683
Hotels, Restaurants & Leisure — 0.1%
Hanjin Kal Corp.	17,922	1,365,001
Kangwon Land Inc.	84,872	783,366
Total Hotels, Restaurants & Leisure		2,148,367
Household Durables — 1.0%
Coway Co. Ltd.	39,140	2,281,251
LG Electronics Inc.	80,546	10,553,694
Total Household Durables		12,834,945
Specialty Retail — 0.0%††
Hotel Shilla Co. Ltd.	24,102	733,499 *
Textiles, Apparel & Luxury Goods — 0.1%
F&F Co. Ltd.	10,300	513,238
Misto Holdings Corp.	23,896	639,314
Total Textiles, Apparel & Luxury Goods		1,152,552

Total Consumer Discretionary		84,124,131
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples — 1.7%
Consumer Staples Distribution & Retail — 0.1%
BGF retail Co. Ltd.	6,592	$492,709
Dongsuh Cos. Inc.	23,484	357,724
E-MART Inc.	14,420	766,932
GS Retail Co. Ltd.	26,368	399,954
Total Consumer Staples Distribution & Retail		2,017,319
Food Products — 0.4%
CJ CheilJedang Corp.	5,974	713,734
NongShim Co. Ltd.	2,472	535,310
Orion Corp.	16,892	1,438,104
Samyang Foods Co. Ltd.	3,090	2,231,788
Total Food Products		4,918,936
Personal Care Products — 0.6%
Amorepacific Corp.	22,248	1,517,856
Amorepacific Holdings Corp.	17,318	243,679
APR Corp.	18,540	4,613,161
LG H&H Co. Ltd.	7,210	1,068,027
Total Personal Care Products		7,442,723
Tobacco — 0.6%
KT&G Corp.	75,190	8,235,812

Total Consumer Staples		22,614,790
Energy — 0.7%
Oil, Gas & Consumable Fuels — 0.7%
HD Hyundai Co. Ltd.	31,518	4,058,505
SK Innovation Co. Ltd.	51,706	3,167,172 *
S-Oil Corp.	31,312	2,150,388

Total Energy		9,376,065
Financials — 9.5%
Banks — 5.9%
BNK Financial Group Inc.	186,636	2,053,924
Hana Financial Group Inc.	200,438	14,826,176
iM Financial Group Co. Ltd.	107,120	1,162,258
Industrial Bank of Korea	189,726	2,436,938
KakaoBank Corp.	144,406	1,948,032
KB Financial Group Inc.	259,972	26,680,144
Shinhan Financial Group Co. Ltd.	322,390	19,934,785
Woori Financial Group Inc.	515,824	9,655,261
Total Banks		78,697,518
Capital Markets — 1.1%
Korea Investment Holdings Co. Ltd.	31,312	4,466,502
Mirae Asset Securities Co. Ltd.	149,350	4,121,030
NH Investment & Securities Co. Ltd.	102,794	1,950,651
Samsung Securities Co. Ltd.	47,792	3,346,952
Total Capital Markets		13,885,135
Consumer Finance — 0.0%††
Samsung Card Co. Ltd.	17,922	554,676
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — 0.3%
Kakaopay Corp.	27,398	$725,933 *
Meritz Financial Group Inc.	50,882	3,468,108 *
Total Financial Services		4,194,041
Insurance — 2.2%
DB Insurance Co. Ltd.	29,664	2,563,745
Hanwha Life Insurance Co. Ltd.	207,030	606,672 *
Hyundai Marine & Fire Insurance Co. Ltd.	43,260	973,092 *
Samsung Fire & Marine Insurance Co. Ltd.	22,660	9,038,843
Samsung Life Insurance Co. Ltd.	60,770	15,728,890
Total Insurance		28,911,242

Total Financials		126,242,612
Health Care — 3.0%
Biotechnology — 1.8%
ABLBio Inc.	32,136	2,063,856 *
Alteogen Inc.	30,282	7,055,962
Celltrion Inc.	109,386	12,235,586
GC Biopharma Corp.	4,186	324,764
Samsung Episholdings Co. Ltd.	4,944	1,372,181 *
SK Bioscience Co. Ltd.	18,540	427,810 *
Total Biotechnology		23,480,159
Health Care Equipment & Supplies — 0.2%
HLB Inc.	91,876	3,083,684 *
Health Care Providers & Services — 0.0%††
Hanmi Science Co. Ltd.	14,688	285,835
Life Sciences Tools & Services — 0.6%
Samsung Biologics Co. Ltd.	9,064	8,137,884 *(a)
Pharmaceuticals — 0.4%
Celltrion Pharm Inc.	15,244	402,427
Hanmi Pharm Co. Ltd.	4,738	1,215,617
SK Biopharmaceuticals Co. Ltd.	29,664	1,658,105 *
Yuhan Corp.	41,200	1,866,804
Total Pharmaceuticals		5,142,953

Total Health Care		40,130,515
Industrials — 19.7%
Aerospace & Defense — 2.1%
Hanwha Aerospace Co. Ltd.	24,720	15,875,815
Hanwha Systems Co. Ltd.	56,238	2,649,825
Korea Aerospace Industries Ltd.	53,972	5,100,046
LIG Defense&Aerospace Co. Ltd.	10,300	4,780,029
Total Aerospace & Defense		28,405,715
Air Freight & Logistics — 0.3%
CJ Logistics Corp.	6,914	330,683
Hyundai Glovis Co. Ltd.	28,428	3,359,690
Total Air Freight & Logistics		3,690,373
Commercial Services & Supplies — 0.2%
HD Hyundai Marine Solution Co. Ltd.	12,978	1,880,566
KEPCO Plant Service & Engineering Co. Ltd.	16,480	471,222
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Commercial Services & Supplies — continued
S-1 Corp.	15,038	$692,060
Total Commercial Services & Supplies		3,043,848
Construction & Engineering — 0.7%
GS Engineering & Construction Corp.	49,646	804,308
Hyundai Engineering & Construction Co. Ltd.	55,208	4,069,421
Samsung E&A Co. Ltd.	119,068	3,658,192
Total Construction & Engineering		8,531,921
Electrical Equipment — 5.0%
Doosan Enerbility Co. Ltd.	337,840	18,927,588 *
Ecopro BM Co. Ltd.	40,376	3,713,664
Ecopro Co. Ltd.	76,426	5,258,511
Ecopro Materials Co. Ltd.	22,248	643,330 *
HD Hyundai Electric Co. Ltd.	17,304	10,856,185
Hyosung Heavy Industries Corp.	2,386	5,294,693
L&F Co. Ltd.	22,866	1,645,620 *
LG Energy Solution Ltd.	36,256	8,471,356 *
LS Corp.	12,978	3,061,679
LS Electric Co. Ltd.	35,358	5,431,617
POSCO Future M Co. Ltd.	24,926	2,825,150
SK IE Technology Co. Ltd.	23,390	244,725 *(a)
Total Electrical Equipment		66,374,118
Industrial Conglomerates — 7.8%
CJ Corp.	10,094	1,007,901
Doosan Co. Ltd.	5,356	5,140,626
GS Holdings Corp.	32,754	1,401,659
Hanwha Corp.	17,510	1,126,797
LG Corp.	65,508	4,114,070
Lotte Corp.	23,362	346,065
Samsung C&T Corp.	60,358	18,251,935
SK Inc.	27,604	14,859,444
SK Square Co. Ltd.	52,180	57,154,496
Total Industrial Conglomerates		103,402,993
Machinery — 3.1%
Doosan Bobcat Inc.	37,698	1,501,302
Hanwha Ocean Co. Ltd.	109,386	7,081,531 *
HD Hyundai Heavy Industries Co. Ltd.	24,514	9,366,997
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	34,196	7,725,166
Hyundai Rotem Co. Ltd.	55,208	6,164,709
Rainbow Robotics	6,180	2,070,238 *
Samsung Heavy Industries Co. Ltd.	509,438	7,661,463 *
Total Machinery		41,571,406
Marine Transportation — 0.2%
HMM Co. Ltd.	211,768	2,543,731
Pan Ocean Co. Ltd.	183,546	560,957
Total Marine Transportation		3,104,688
Passenger Airlines — 0.2%
Korean Air Lines Co. Ltd.	141,110	2,509,250
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — 0.1%
Posco International Corp.	34,814	$1,104,439

Total Industrials		261,738,751
Information Technology — 51.8%
Electronic Equipment, Instruments & Components — 5.8%
Hanwha Vision Co. Ltd.	25,338	886,413 *
IsuPetasys Co. Ltd.	25,232	1,879,412
LG Display Co. Ltd.	134,792	1,003,131 *
LG Innotek Co. Ltd.	6,474	4,099,267
Samsung Electro-Mechanics Co. Ltd.	39,346	55,464,832
Samsung SDI Co. Ltd.	44,908	14,116,179 *
Total Electronic Equipment, Instruments & Components		77,449,234
IT Services — 0.4%
Hyundai Autoever Corp.	3,154	1,078,952
LG CNS Co. Ltd.	22,410	1,139,810
Posco DX Co. Ltd.	24,402	340,995
Samsung SDS Co. Ltd.	18,426	2,269,206
Total IT Services		4,828,963
Semiconductors & Semiconductor Equipment — 27.6%
Hanmi Semiconductor Co. Ltd.	19,588	3,242,963
SK hynix Inc.	212,735	363,872,555
Total Semiconductors & Semiconductor Equipment		367,115,518
Technology Hardware, Storage & Peripherals — 18.0%
Samsung Electronics Co. Ltd.	1,109,310	239,146,414

Total Information Technology		688,540,129
Materials — 2.1%
Chemicals — 0.9%
Hanwha Solutions Corp.	89,693	1,965,454 *
KCC Corp.	3,184	999,817
Kumho Petrochemical Co. Ltd.	10,712	783,366
LG Chem Ltd.	35,020	6,329,052
Lotte Chemical Corp.	13,596	561,637
SKC Co. Ltd.	18,952	1,303,997 *
Total Chemicals		11,943,323
Metals & Mining — 1.2%
Hyundai Steel Co.	63,654	1,154,507
Korea Zinc Co. Ltd.	3,708	2,584,806
POSCO Holdings Inc.	55,414	11,338,177
Total Metals & Mining		15,077,490

Total Materials		27,020,813
Utilities — 0.4%
Electric Utilities — 0.4%
Korea Electric Power Corp.	196,318	4,688,418
Gas Utilities — 0.0%††
Korea Gas Corp.	20,127	415,063

Total Utilities		5,103,481
Total Common Stocks (Cost — $810,727,952)		1,288,678,976
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value
Preferred Stocks — 2.7%
Consumer Discretionary — 0.5%
Automobiles — 0.5%
Hyundai Motor Co.	1.152%		17,510	$2,452,508 (b)
Hyundai Motor Co., Series 2	1.160%		26,162	3,639,005 (b)
Total Automobiles				6,091,513
Household Durables — 0.0%††
LG Electronics Inc.	1.231%		13,184	622,055 (b)

Total Consumer Discretionary				6,713,568
Consumer Staples — 0.0%††
Food Products — 0.0%††
CJ CheilJedang Corp.	1.253%		995	76,874 (b)
Personal Care Products — 0.0%††
Amorepacific Corp.	3.276%		6,567	161,070 (b)
LG H&H Co. Ltd.	1.105%		1,592	97,619 (b)
Total Personal Care Products				258,689

Total Consumer Staples				335,563
Financials — 0.1%
Capital Markets — 0.1%
Korea Investment Holdings Co. Ltd.	5.819%		4,385	425,679 (b)
Mirae Asset Securities Co. Ltd.	2.048%		98,468	931,102 (b)
Total Capital Markets				1,356,781
Insurance — 0.0%††
Samsung Fire & Marine Insurance Co. Ltd.	4.792%		1,916	503,332 (b)

Total Financials				1,860,113
Industrials — 0.1%
Industrial Conglomerates — 0.1%
Doosan Co. Ltd.	0.198%		1,418	463,118 (b)
Hanwha Corp.	3.212%		15,152	350,120 (b)

Total Industrials				813,238
Information Technology — 2.0%
Electronic Equipment, Instruments & Components — 0.0%††
Samsung SDI Co. Ltd.	0.458%		1,201	171,317 (b)
Technology Hardware, Storage & Peripherals — 2.0%
Samsung Electronics Co. Ltd.	0.175%		192,816	26,384,168 (b)

Total Information Technology				26,555,485
Materials — 0.0%††
Chemicals — 0.0%††
LG Chem Ltd.	1.496%		5,768	510,047 (b)

Total Preferred Stocks (Cost — $24,927,434)				36,788,014
		Expiration Date	Rights
Rights — 0.0%††
Materials — 0.0%††
Chemicals — 0.0%††
Hanwha Solutions Corp. (Cost — $0)		7/24/26	12,071	47,137 *(c)
Total Investments before Short-Term Investments (Cost — $835,655,386)				1,325,514,127
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.5%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $6,339,659)	3.545%	6,339,659	$6,339,659 (d)(e)
Total Investments — 100.2% (Cost — $841,995,045)			1,331,853,786
Liabilities in Excess of Other Assets — (0.2)%			(3,250,803)
Total Net Assets — 100.0%			$1,328,602,983

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The rate shown represents the yield as of June 30, 2026.
(c)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $6,339,659 and the cost was $6,339,659 (Note 2).

At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
KOSPI 200 Mini Index	13	9/26	$2,593,217	$2,905,344	$312,127
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin FTSE Switzerland ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.7%
Communication Services — 1.1%
Diversified Telecommunication Services — 1.1%
Swisscom AG, Registered Shares	1,178	$910,535

Consumer Discretionary — 4.7%
Specialty Retail — 0.3%
Avolta AG	4,332	289,999
Textiles, Apparel & Luxury Goods — 4.4%
Cie Financiere Richemont SA, Registered Shares	13,908	3,216,435
Swatch Group AG, Bearer Shares	1,292	316,493
Swatch Group AG, Registered Shares	1,843	89,677
Total Textiles, Apparel & Luxury Goods		3,622,605

Total Consumer Discretionary		3,912,604
Consumer Staples — 13.8%
Food Products — 13.8%
Barry Callebaut AG, Registered Shares	161	223,741
Chocoladefabriken Lindt & Spruengli AG	96	1,118,701
Nestle SA, Registered Shares	97,926	10,085,777

Total Consumer Staples		11,428,219
Financials — 16.2%
Banks — 0.2%
Banque Cantonale Vaudoise, Registered Shares	1,292	189,640
Capital Markets — 6.8%
Julius Baer Group Ltd.	9,443	817,109
Partners Group Holding AG	988	811,075
Swissquote Group Holding SA, Registered Shares	5,320	249,957
UBS Group AG, Registered Shares	73,454	3,647,886
VZ Holding AG	665	124,814
Total Capital Markets		5,650,841
Insurance — 9.2%
Helvetia Baloise Holding AG, Registered Shares	3,534	913,894
Swiss Life Holding AG, Registered Shares	1,286	1,418,243
Swiss Re AG	13,604	2,167,128
Zurich Insurance Group AG	4,142	3,073,701
Total Insurance		7,572,966

Total Financials		13,413,447
Health Care — 37.9%
Health Care Equipment & Supplies — 3.3%
Alcon AG	22,439	1,518,836
Sonova Holding AG, Registered Shares	2,261	538,447
Straumann Holding AG, Registered Shares	4,978	656,616
Total Health Care Equipment & Supplies		2,713,899
Life Sciences Tools & Services — 2.8%
Bachem Holding AG	1,425	133,641
Lonza Group AG, Registered Shares	3,230	2,185,500
Total Life Sciences Tools & Services		2,319,141
Pharmaceuticals — 31.8%
Galderma Group AG	8,531	1,944,897
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Switzerland ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Novartis AG, Registered Shares	70,946	$11,132,889
Roche Holding AG	26,733	11,029,247
Roche Holding AG, Bearer Shares	1,121	471,386
Sandoz Group AG	19,133	1,734,339
Total Pharmaceuticals		26,312,758

Total Health Care		31,345,798
Industrials — 14.3%
Building Products — 1.9%
Belimo Holding AG, Registered Shares	456	514,424
Geberit AG, Registered Shares	1,520	1,017,165
Total Building Products		1,531,589
Electrical Equipment — 7.8%
ABB Ltd., Registered Shares	59,128	6,419,674
Machinery — 2.6%
Georg Fischer AG, Registered Shares	3,572	185,541
Schindler Holding AG	1,843	612,315
Schindler Holding AG, Registered Shares	950	302,671
VAT Group AG	1,235	1,081,209 (a)
Total Machinery		2,181,736
Marine Transportation — 0.6%
Kuehne + Nagel International AG, Registered Shares	2,128	516,930
Professional Services — 1.1%
SGS SA, Registered Shares	7,657	889,623
Transportation Infrastructure — 0.3%
Flughafen Zurich AG, Registered Shares	874	270,873

Total Industrials		11,810,425
Information Technology — 1.0%
Software — 0.2%
Temenos AG, Registered Shares	2,394	196,174
Technology Hardware, Storage & Peripherals — 0.8%
Logitech International SA, Registered Shares	6,745	633,318

Total Information Technology		829,492
Materials — 8.3%
Chemicals — 4.0%
EMS-Chemie Holding AG, Registered Shares	323	277,492
Givaudan SA, Registered Shares	353	1,496,635
Sika AG, Registered Shares	7,391	1,527,861
Total Chemicals		3,301,988
Construction Materials — 4.0%
Amrize Ltd.	23,674	1,256,705
Holcim AG	22,572	2,039,357
Total Construction Materials		3,296,062
Containers & Packaging — 0.3%
SIG Group AG	14,611	245,071 *

Total Materials		6,843,121
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Switzerland ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Real Estate — 1.2%
Real Estate Management & Development — 1.2%
PSP Swiss Property AG, Registered Shares		2,109	$376,752
Swiss Prime Site AG, Registered Shares		3,705	605,826

Total Real Estate			982,578
Utilities — 0.2%
Electric Utilities — 0.2%
BKW AG		912	154,101
Total Investments before Short-Term Investments (Cost — $64,977,007)			81,630,320
	Rate
Short-Term Investments — 2.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $1,700,180)	3.545%	1,700,180	1,700,180 (b)(c)
Total Investments — 100.8% (Cost — $66,677,187)			83,330,500
Liabilities in Excess of Other Assets — (0.8)%			(634,217)
Total Net Assets — 100.0%			$82,696,283

*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $1,700,180 and the cost was $1,700,180 (Note 2).

At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Swiss Mid-Cap index	25	9/26	$960,600	$983,078	$22,478
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin FTSE Taiwan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.6%
Communication Services — 1.5%
Diversified Telecommunication Services — 0.8%
Chunghwa Telecom Co. Ltd.	5,460,540	$24,254,592
Entertainment — 0.2%
International Games System Co. Ltd.	310,426	7,688,419
Wireless Telecommunication Services — 0.5%
Far EasTone Telecommunications Co. Ltd.	2,529,500	8,337,309
Taiwan Mobile Co. Ltd.	2,015,340	7,370,148
Total Wireless Telecommunication Services		15,707,457

Total Communication Services		47,650,468
Consumer Discretionary — 0.7%
Automobile Components — 0.1%
Cheng Shin Rubber Industry Co. Ltd.	2,442,100	2,295,949
Automobiles — 0.0%††
Yulon Motor Co. Ltd.	781,553	667,313
Broadline Retail — 0.1%
momo.com Inc.	131,613	1,229,101
Household Durables — 0.1%
Nien Made Enterprise Co. Ltd.	244,810	2,658,932
Leisure Products — 0.0%††
Giant Manufacturing Co. Ltd.	443,825	1,096,449
Specialty Retail — 0.2%
Hotai Motor Co. Ltd.	411,410	6,011,688
Textiles, Apparel & Luxury Goods — 0.2%
Eclat Textile Co. Ltd.	272,060	2,668,804
Feng TAY Enterprise Co. Ltd.	594,124	1,305,501
Pou Chen Corp.	3,253,000	2,588,594
Total Textiles, Apparel & Luxury Goods		6,562,899

Total Consumer Discretionary		20,522,331
Consumer Staples — 0.7%
Consumer Staples Distribution & Retail — 0.2%
President Chain Store Corp.	752,010	5,264,176
Food Products — 0.5%
Uni-President Enterprises Corp.	7,046,400	16,478,797

Total Consumer Staples		21,742,973
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Formosa Petrochemical Corp.	1,635,850	2,829,417

Financials — 12.4%
Banks — 7.4%
Chang Hwa Commercial Bank Ltd.	10,816,000	8,148,541
CTBC Financial Holding Co. Ltd.	25,247,000	56,269,113
E.Sun Financial Holding Co. Ltd.	21,675,000	23,439,604
Far Eastern International Bank	4,113,000	1,678,433
First Financial Holding Co. Ltd.	15,999,000	16,447,734
Hua Nan Financial Holdings Co. Ltd.	13,109,000	15,637,060
Mega Financial Holding Co. Ltd.	16,852,000	24,386,772
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Taiwan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Shanghai Commercial & Savings Bank Ltd.	5,421,000	$7,266,232
SinoPac Financial Holdings Co. Ltd.	18,311,000	22,934,375
Taiwan Business Bank	9,956,000	5,547,345
Taiwan Cooperative Financial Holding Co. Ltd.	14,927,000	11,643,964
TS Financial Holding Co. Ltd.	33,125,000	34,573,988
Total Banks		227,973,161
Capital Markets — 0.1%
Capital Securities Corp.	2,341,000	2,810,831
Financial Services — 1.3%
Chailease Holding Co. Ltd.	1,825,737	6,734,076
Yuanta Financial Holding Co. Ltd.	15,742,000	32,465,883
Total Financial Services		39,199,959
Insurance — 3.6%
Cathay Financial Holding Co. Ltd.	13,615,700	42,014,136
Fubon Financial Holding Co. Ltd.	11,904,051	48,391,211
KGI Financial Holding Co. Ltd.	22,455,000	20,230,047
Total Insurance		110,635,394

Total Financials		380,619,345
Health Care — 0.7%
Biotechnology — 0.6%
PharmaEssentia Corp.	406,528	17,100,043
Pharmaceuticals — 0.1%
Caliway Biopharmaceuticals Co. Ltd.	1,447,000	4,533,160 *

Total Health Care		21,633,203
Industrials — 3.2%
Building Products — 0.1%
Taiwan Glass Industry Corp.	1,401,000	3,289,589 *
Commercial Services & Supplies — 0.0%††
Taiwan Secom Co. Ltd.	335,360	1,110,620
Construction & Engineering — 0.3%
United Integrated Services Co. Ltd.	231,000	9,571,673
Electrical Equipment — 1.3%
Advanced Energy Solution Holding Co. Ltd.	44,680	1,654,997
Bizlink Holding Inc.	253,000	15,208,670
Fortune Electric Co. Ltd.	196,707	4,791,632
Shihlin Electric & Engineering Corp.	377,200	2,835,823
Tatung Co. Ltd.	1,822,000	1,561,396
Teco Electric and Machinery Co. Ltd.	1,725,000	3,795,850
Voltronic Power Technology Corp.	98,960	3,370,477
Walsin Lihwa Corp.	4,481,053	5,232,689
Total Electrical Equipment		38,451,534
Industrial Conglomerates — 0.1%
Far Eastern New Century Corp.	4,446,822	3,978,291
Machinery — 0.4%
Airtac International Group	201,070	8,426,175
Hiwin Technologies Corp.	420,789	4,292,889
Total Machinery		12,719,064
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Taiwan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Marine Transportation — 0.6%
Evergreen Marine Corp. Taiwan Ltd.	1,549,360	$8,973,268
U-Ming Marine Transport Corp.	598,590	1,133,049
Wan Hai Lines Ltd.	1,718,130	4,271,527
Yang Ming Marine Transport Corp.	2,499,011	4,079,186
Total Marine Transportation		18,457,030
Passenger Airlines — 0.3%
China Airlines Ltd.	4,350,000	3,236,231
Eva Airways Corp.	3,864,000	5,446,098
Total Passenger Airlines		8,682,329
Transportation Infrastructure — 0.1%
Taiwan High Speed Rail Corp.	2,740,000	2,279,284

Total Industrials		98,539,414
Information Technology — 77.6%
Communications Equipment — 1.8%
Accton Technology Corp.	707,280	55,394,146
Electronic Equipment, Instruments & Components — 23.4%
AUO Corp.	8,668,000	8,897,512
Chroma ATE Inc.	526,620	35,706,973
Delta Electronics Inc.	2,755,190	168,650,684
E Ink Holdings Inc.	1,106,100	7,447,725
Elite Material Co. Ltd.	449,540	76,060,477
Foxconn Technology Co. Ltd.	1,432,810	2,487,228
Genius Electronic Optical Co. Ltd.	119,820	2,478,658
Gold Circuit Electronics Ltd.	488,500	18,401,268
Hon Hai Precision Industry Co. Ltd.	17,425,200	137,294,593
Innolux Corp.	10,466,000	22,570,408
Largan Precision Co. Ltd.	133,738	18,010,014
Lotes Co. Ltd.	118,393	7,841,704
Nan Ya Printed Circuit Board Corp.	302,850	11,265,432
Synnex Technology International Corp.	1,780,300	5,091,122
Tripod Technology Corp.	625,000	10,162,761
Unimicron Technology Corp.	1,864,552	62,626,800
Walsin Technology Corp.	399,890	7,092,363
WPG Holdings Ltd.	2,111,000	7,090,453
WT Microelectronics Co. Ltd.	1,119,000	7,517,022
Yageo Corp.	2,223,650	79,574,373
Zhen Ding Technology Holding Ltd.	1,078,040	21,319,517
Total Electronic Equipment, Instruments & Components		717,587,087
Semiconductors & Semiconductor Equipment — 44.5%
Alchip Technologies Ltd.	112,356	14,742,614
ASE Technology Holding Co. Ltd.	4,734,500	101,061,322
ASMedia Technology Inc.	54,190	2,500,567
ASPEED Technology Inc.	43,590	22,570,497
eMemory Technology Inc.	96,515	8,861,814
Formosa Sumco Technology Corp.	93,380	1,066,982
Global Unichip Corp.	114,310	17,385,210
Globalwafers Co. Ltd.	359,900	11,354,025
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE Taiwan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Jentech Precision Industrial Co. Ltd.	124,192	$13,371,794
King Yuan Electronics Co. Ltd.	1,549,500	16,415,998
MediaTek Inc.	2,100,790	279,938,272
MPI Corp.	122,000	23,322,713
Nanya Technology Corp.	1,626,990	23,110,291 *
Novatek Microelectronics Corp.	814,500	13,678,762
Parade Technologies Ltd.	103,106	2,035,807
Phison Electronics Corp.	255,500	19,128,514
Powerchip Semiconductor Manufacturing Corp.	4,648,000	11,628,572 *
Powertech Technology Inc.	972,300	10,300,920
Realtek Semiconductor Corp.	696,610	17,624,901
Silergy Corp.	476,820	8,950,712
Sino-American Silicon Products Inc.	758,520	4,285,894
Taiwan Semiconductor Manufacturing Co. Ltd.	8,032,105	607,642,806
United Microelectronics Corp.	16,642,990	85,940,761
Vanguard International Semiconductor Corp.	1,699,160	11,520,994
Win Semiconductors Corp.	486,920	6,511,322
Winbond Electronics Corp.	4,415,000	28,757,475
Total Semiconductors & Semiconductor Equipment		1,363,709,539
Technology Hardware, Storage & Peripherals — 7.9%
Acer Inc.	4,044,000	4,201,855
Advantech Co. Ltd.	657,538	10,155,186
Asia Vital Components Co. Ltd.	457,010	36,223,385
Asustek Computer Inc.	962,650	21,152,826
Catcher Technology Co. Ltd.	653,710	4,288,776
Chicony Electronics Co. Ltd.	814,820	2,660,094
Compal Electronics Inc.	5,825,000	6,454,648
Gigabyte Technology Co. Ltd.	761,860	8,226,888
HTC Corp.	947,100	1,348,264
Inventec Corp.	3,620,000	7,568,063
King Slide Works Co. Ltd.	78,469	18,129,168
Lite-On Technology Corp.	2,789,200	19,437,239
Micro-Star International Co. Ltd.	963,700	4,416,687
Pegatron Corp.	2,844,492	7,482,568
Quanta Computer Inc.	3,773,300	43,588,417
Transcend Information Inc.	268,940	2,249,855
Wistron Corp.	4,306,227	21,425,360
Wiwynn Corp.	148,250	21,569,813
Total Technology Hardware, Storage & Peripherals		240,579,092

Total Information Technology		2,377,269,864
Materials — 2.6%
Chemicals — 1.9%
Eternal Materials Co. Ltd.	1,176,900	2,733,841
Formosa Chemicals & Fibre Corp.	4,776,300	8,186,272
Formosa Plastics Corp.	5,888,970	10,074,831
Nan Ya Plastics Corp.	6,965,910	36,407,767
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE Taiwan ETF
(Percentages shown based on Fund net assets)
Security			Shares	Value

Chemicals — continued
Taiwan Fertilizer Co. Ltd.			858,748	$1,279,098
Total Chemicals				58,681,809
Construction Materials — 0.4%
Asia Cement Corp.			3,372,790	3,705,606
TCC Group Holdings Co. Ltd.			9,428,200	7,117,801
Total Construction Materials				10,823,407
Metals & Mining — 0.3%
China Steel Corp.			15,664,000	9,244,054

Total Materials				78,749,270
Real Estate — 0.1%
Real Estate Management & Development — 0.1%
Ruentex Development Co. Ltd.			2,239,300	1,883,862

Total Common Stocks (Cost — $1,887,551,607)				3,051,440,147
		Expiration Date	Rights
Rights — 0.0%††
Materials — 0.0%††
Chemicals — 0.0%††
Eternal Materials Co. Ltd. (Cost — $0)		7/17/26	8,945	6,739 *(a)
Total Investments before Short-Term Investments (Cost — $1,887,551,607)				3,051,446,886
	Rate		Shares
Short-Term Investments — 0.2%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $5,636,089)	3.545%		5,636,089	5,636,089 (b)(c)
Total Investments — 99.8% (Cost — $1,893,187,696)				3,057,082,975
Other Assets in Excess of Liabilities — 0.2%				5,661,278
Total Net Assets — 100.0%				$3,062,744,253

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $5,636,089 and the cost was $5,636,089 (Note 2).

At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
FTSE Taiwan Index	40	7/26	$6,468,555	$6,468,800	$245
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin FTSE United Kingdom ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.6%
Communication Services — 2.1%
Diversified Telecommunication Services — 0.5%
BT Group PLC	1,460,430	$3,684,812
Zegona Communications PLC	45,684	965,294
Total Diversified Telecommunication Services		4,650,106
Interactive Media & Services — 0.3%
Autotrader Group PLC	213,840	1,416,541 (a)
Rightmove PLC	197,316	1,147,591
Total Interactive Media & Services		2,564,132
Media — 0.5%
Informa PLC	332,424	3,989,416
Wireless Telecommunication Services — 0.8%
Airtel Africa PLC	164,754	716,362 (a)
Vodafone Group PLC	4,775,922	6,313,483
Total Wireless Telecommunication Services		7,029,845

Total Communication Services		18,233,499
Consumer Discretionary — 4.6%
Broadline Retail — 0.7%
Next PLC	29,646	5,723,113
Diversified Consumer Services — 0.3%
Pearson PLC	158,436	2,514,997
Hotels, Restaurants & Leisure — 2.7%
Compass Group PLC	446,148	14,410,580
Entain PLC	156,492	1,161,065
InterContinental Hotels Group PLC	36,936	6,362,226
Whitbread PLC	44,226	1,403,491
Total Hotels, Restaurants & Leisure		23,337,362
Household Durables — 0.5%
Barratt Redrow PLC	348,948	1,301,889
Berkeley Group Holdings PLC	22,842	1,060,490 *
Persimmon PLC	82,620	1,151,402
Taylor Wimpey PLC	913,680	978,391
Total Household Durables		4,492,172
Specialty Retail — 0.3%
JD Sports Fashion PLC	579,798	651,952
Kingfisher PLC	440,802	1,656,873
Total Specialty Retail		2,308,825
Textiles, Apparel & Luxury Goods — 0.1%
Burberry Group PLC	93,798	1,322,119 *

Total Consumer Discretionary		39,698,588
Consumer Staples — 14.2%
Beverages — 2.4%
Coca-Cola Europacific Partners PLC	52,488	5,273,615
Coca-Cola HBC AG	51,516	3,364,029
Diageo PLC	584,172	11,804,579
Total Beverages		20,442,223
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE United Kingdom ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — 1.7%
J Sainsbury PLC	503,496	$2,137,110
Marks & Spencer Group PLC	530,712	2,620,320
Tesco PLC	1,640,736	9,988,952
Total Consumer Staples Distribution & Retail		14,746,382
Food Products — 0.2%
Associated British Foods PLC	72,414	1,908,773
Household Products — 1.3%
Reckitt Benckiser Group PLC	168,156	10,960,611
Personal Care Products — 3.9%
Unilever PLC	553,068	33,234,525
Tobacco — 4.7%
British American Tobacco PLC	532,656	33,064,859
Imperial Brands PLC	195,858	7,250,072
Total Tobacco		40,314,931

Total Consumer Staples		121,607,445
Energy — 9.9%
Oil, Gas & Consumable Fuels — 9.9%
BP PLC	4,115,934	25,517,066
DCC PLC	22,356	1,851,532
Shell PLC	1,472,580	57,324,918

Total Energy		84,693,516
Financials — 26.4%
Banks — 19.1%
Barclays PLC	3,579,876	24,070,530
HSBC Holdings PLC	4,501,818	85,490,793
Lloyds Banking Group PLC	15,361,974	22,652,366
NatWest Group PLC	2,092,716	18,526,296
Standard Chartered PLC	468,990	12,704,543
Total Banks		163,444,528
Capital Markets — 3.2%
3i Group PLC	261,468	8,627,245
ICG PLC	69,984	1,568,848
London Stock Exchange Group PLC	123,444	13,372,699
Schroders PLC	204,120	1,591,644
St James’s Place PLC	129,276	2,078,710
Total Capital Markets		27,239,146
Financial Services — 0.5%
M&G PLC	522,450	2,331,282
Wise Group PLC, Class A Shares	190,026	2,280,500 *
Total Financial Services		4,611,782
Insurance — 3.6%
Admiral Group PLC	66,096	3,123,041
Aviva PLC	789,264	6,811,170
Beazley PLC	151,632	2,590,132
Hiscox Ltd.	84,564	2,073,027
Legal & General Group PLC	1,453,626	5,517,867
Prudential PLC	660,960	8,798,904
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE United Kingdom ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Standard Life PLC	196,344	$2,170,776
Total Insurance		31,084,917

Total Financials		226,380,373
Health Care — 13.6%
Health Care Equipment & Supplies — 0.5%
Convatec Group PLC	510,786	1,457,572 (a)
Smith & Nephew PLC	223,560	3,235,730
Total Health Care Equipment & Supplies		4,693,302
Health Care Providers & Services — 0.0%††
NMC Health PLC	3,705	0 *(b)(c)(d)
Pharmaceuticals — 13.1%
AstraZeneca PLC	393,660	73,670,375
GSK PLC	1,046,358	27,511,689
Haleon PLC	2,331,342	10,758,783
Total Pharmaceuticals		111,940,847

Total Health Care		116,634,149
Industrials — 14.2%
Aerospace & Defense — 7.4%
BAE Systems PLC	769,824	18,841,039
Melrose Industries PLC	327,078	2,061,607
Rolls-Royce Holdings PLC	2,201,580	42,211,867
Total Aerospace & Defense		63,114,513
Commercial Services & Supplies — 0.4%
Rentokil Initial PLC	645,894	3,657,081
Industrial Conglomerates — 0.5%
Metlen Energy & Metals PLC	29,160	1,374,218
Smiths Group PLC	78,732	2,675,123
Total Industrial Conglomerates		4,049,341
Machinery — 0.7%
IMI PLC	63,180	2,485,480
Spirax Group PLC	18,954	1,719,460
Weir Group PLC	68,040	2,170,957
Total Machinery		6,375,897
Passenger Airlines — 0.4%
International Consolidated Airlines Group SA	559,386	3,545,173
Professional Services — 3.0%
Experian PLC	236,196	7,972,075
Intertek Group PLC	40,338	3,107,914
RELX PLC	466,074	14,635,990
Total Professional Services		25,715,979
Trading Companies & Distributors — 1.8%
Bunzl PLC	83,592	2,917,917
Diploma PLC	34,992	3,311,393
Howden Joinery Group PLC	140,940	1,566,649
Sunbelt Rentals Holdings Inc.	107,406	7,834,797
Total Trading Companies & Distributors		15,630,756

Total Industrials		122,088,740
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin FTSE United Kingdom ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Information Technology — 0.9%
Electronic Equipment, Instruments & Components — 0.6%
Halma PLC	98,658	$5,151,327
Software — 0.3%
Sage Group PLC	239,598	2,594,931

Total Information Technology		7,746,258
Materials — 8.1%
Chemicals — 0.2%
Croda International PLC	36,450	1,462,958
Metals & Mining — 7.8%
Anglo American PLC	287,712	14,117,569
Antofagasta PLC	89,424	4,533,879
Endeavour Mining PLC	55,404	2,723,733
Evraz PLC	128,818	0 *(b)(c)(d)
Fresnillo PLC	48,600	1,768,063
Glencore PLC	2,659,392	18,135,475
Rio Tinto PLC	271,674	25,680,444
Total Metals & Mining		66,959,163
Paper & Forest Products — 0.1%
Mondi PLC	113,724	1,032,732

Total Materials		69,454,853
Real Estate — 0.8%
Diversified REITs — 0.3%
British Land Co. PLC	268,758	1,475,347
Land Securities Group PLC	193,914	1,675,493
Total Diversified REITs		3,150,840
Industrial REITs — 0.5%
Segro PLC	353,322	4,104,219

Total Real Estate		7,255,059
Utilities — 4.8%
Electric Utilities — 1.2%
SSE PLC	317,844	10,276,466
Multi-Utilities — 2.9%
Centrica PLC	1,207,224	2,737,508
National Grid PLC	1,302,480	21,574,370
Total Multi-Utilities		24,311,878
Water Utilities — 0.7%
Severn Trent PLC	69,498	2,726,649
United Utilities Group PLC	195,372	3,394,333
Total Water Utilities		6,120,982

Total Utilities		40,709,326
Total Investments before Short-Term Investments (Cost — $724,544,076)		854,501,806
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin FTSE United Kingdom ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 1.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $9,160,698)	3.545%	9,160,698	$9,160,698 (e)(f)
Total Investments — 100.7% (Cost — $733,704,774)			863,662,504
Liabilities in Excess of Other Assets — (0.7)%			(6,275,399)
Total Net Assets — 100.0%			$857,387,105

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $9,160,698 and the cost was $9,160,698 (Note 2).

At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
FTSE 100 Index	16	9/26	$2,209,777	$2,238,591	$28,814
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin FTSE Asia ex Japan ETF (“FTSE Asia ex Japan ETF”), Franklin FTSE Europe ETF (“FTSE Europe ETF”), Franklin FTSE India ETF (“FTSE India ETF”), Franklin FTSE Japan Hedged ETF (“FTSE Japan Hedged ETF”) and Franklin FTSE Latin America ETF (“FTSE Latin America ETF”) are separate diversified investment series of Franklin Templeton ETF Trust (the “Trust”). Franklin FTSE Australia ETF (“FTSE Australia ETF”), Franklin FTSE Brazil ETF (“FTSE Brazil ETF”), Franklin FTSE Canada ETF (“FTSE Canada ETF”), Franklin FTSE China ETF (“FTSE China ETF”), Franklin FTSE Eurozone ETF (“FTSE Eurozone ETF”), Franklin FTSE Germany ETF (“FTSE Germany ETF”), Franklin FTSE Japan ETF (“FTSE Japan ETF”), Franklin FTSE Mexico ETF (“FTSE Mexico ETF”), Franklin FTSE Saudi Arabia ETF (“FTSE Saudi Arabia ETF”), Franklin FTSE South Korea ETF (“FTSE South Korea ETF”), Franklin FTSE Switzerland ETF (“FTSE Switzerland ETF”), Franklin FTSE Taiwan ETF (“FTSE Taiwan ETF”) and Franklin FTSE United Kingdom ETF (“FTSE United Kingdom ETF”) (each a “Fund”, collectively referenced as “Funds”) are separate non-diversified investment series of the Trust. The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds intend to be diversified in approximately the same proportion as the Funds’ underlying index is diversified. The Funds may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Funds’ underlying index. A “non-diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.
The Funds are exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on NYSE Arca, Inc. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).

Franklin Templeton ETF Trust 2026 Quarterly Report

Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:
FTSE Asia ex Japan ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Real Estate	$850,532	—	$779	$851,311
Other Common Stocks	50,003,500	—	—	50,003,500
Preferred Stocks	519,122	—	—	519,122
Rights	—	$441	—	441
Total Long-Term Investments	51,373,154	441	779	51,374,374

Franklin Templeton ETF Trust 2026 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$220,657	—	—	$220,657
Total Investments	$51,593,811	$441	$779	$51,595,031

†	See Schedules of Investments for additional detailed categorizations.
FTSE Australia ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$85,143,183	—	—	$85,143,183
Short-Term Investments†:
Money Market Funds	1,011,875	—	—	1,011,875
Investments from Cash Collateral Received for Loaned Securities	36,146	—	—	36,146
Total Short-Term Investments	1,048,021	—	—	1,048,021
Total Investments	$86,191,204	—	—	$86,191,204
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$1,373	—	—	$1,373

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Brazil ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$364,967,585	—	—	$364,967,585
Preferred Stocks:
Utilities	10,688,279	$4,707	—	10,692,986
Other Preferred Stocks	135,218,363	—	—	135,218,363
Total Long-Term Investments	510,874,227	4,707	—	510,878,934
Short-Term Investments†	445	—	—	445
Total Investments	$510,874,672	$4,707	—	$510,879,379
Other Financial Instruments:
Futures Contracts††	$125,356	—	—	$125,356
Total	$511,000,028	$4,707	—	$511,004,735

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Templeton ETF Trust 2026 Quarterly Report

FTSE Canada ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$765,329,815	—	—	$765,329,815
Warrants	—	—	$0 *	0*
Total Long-Term Investments	765,329,815	—	0 *	765,329,815
Short-Term Investments†:
Money Market Funds	4,939,358	—	—	4,939,358
Time Deposits	—	$493,392	—	493,392
Total Short-Term Investments	4,939,358	493,392	—	5,432,750
Total Investments	$770,269,173	$493,392	$0 *	$770,762,565

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
FTSE China ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$33,645,987	$236,191	—	$33,882,178
Real Estate	3,943,316	—	$15,765	3,959,081
Other Common Stocks	209,828,153	—	—	209,828,153
Total Long-Term Investments	247,417,456	236,191	15,765	247,669,412
Short-Term Investments†:
Money Market Funds	1,178,006	—	—	1,178,006
Investments from Cash Collateral Received for Loaned Securities	1,129,300	—	—	1,129,300
Total Short-Term Investments	2,307,306	—	—	2,307,306
Total Investments	$249,724,762	$236,191	$15,765	$249,976,718
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$41,356	—	—	$41,356

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
FTSE Europe ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$14,873,465	—	$0 *	$14,873,465
Materials	6,351,375	—	0 *	6,351,375
Other Common Stocks	93,764,866	—	—	93,764,866
Preferred Stocks	299,844	—	—	299,844
Rights	2,976	—	—	2,976
Total Long-Term Investments	115,292,526	—	0 *	115,292,526
Short-Term Investments†	2,478,074	—	—	2,478,074
Total Investments	$117,770,600	—	$0 *	$117,770,600
Other Financial Instruments:
Futures Contracts††	$3,408	—	—	$3,408
Total	$117,774,008	—	$0 *	$117,774,008

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Eurozone ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$4,074,018	—	$0 *	$4,074,018
Materials	2,737,725	—	0 *	2,737,725
Other Common Stocks	64,065,333	—	—	64,065,333
Preferred Stocks	344,019	—	—	344,019
Rights	3,444	—	—	3,444
Total Long-Term Investments	71,224,539	—	0 *	71,224,539
Short-Term Investments†:
Money Market Funds	1,101,903	—	—	1,101,903
Time Deposits	—	$114,330	—	114,330
Total Short-Term Investments	1,101,903	114,330	—	1,216,233
Total Investments	$72,326,442	$114,330	$0 *	$72,440,772
Other Financial Instruments:
Futures Contracts††	$1,106	—	—	$1,106
Total	$72,327,548	$114,330	$0 *	$72,441,878

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Templeton ETF Trust 2026 Quarterly Report

FTSE Germany ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$36,266,172	—	—	$36,266,172
Preferred Stocks	684,424	—	—	684,424
Total Long-Term Investments	36,950,596	—	—	36,950,596
Short-Term Investments†:
Money Market Funds	1,097,456	—	—	1,097,456
Investments from Cash Collateral Received for Loaned Securities	86,516	—	—	86,516
Total Short-Term Investments	1,183,972	—	—	1,183,972
Total Investments	$38,134,568	—	—	$38,134,568
Other Financial Instruments:
Futures Contracts††	$768	—	—	$768
Total	$38,135,336	—	—	$38,135,336

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE India ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,715,960,362	—	—	$2,715,960,362
Short-Term Investments†	3,521,976	—	—	3,521,976
Total Investments	$2,719,482,338	—	—	$2,719,482,338
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$77,763	—	—	$77,763

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Japan ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,775,880,392	—	—	$3,775,880,392
Short-Term Investments†:
Investments from Cash Collateral Received for Loaned Securities	16,919,724	—	—	16,919,724
Money Market Funds	13,256,031	—	—	13,256,031
Total Short-Term Investments	30,175,755	—	—	30,175,755
Total Investments	$3,806,056,147	—	—	$3,806,056,147

Franklin Templeton ETF Trust 2026 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$329,999	—	—	$329,999
Total	$3,806,386,146	—	—	$3,806,386,146

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Japan Hedged ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$170,260,277	—	—	$170,260,277
Short-Term Investments†	717,630	—	—	717,630
Total Investments	$170,977,907	—	—	$170,977,907
Other Financial Instruments:
Futures Contracts††	$8,168	—	—	$8,168
Forward Foreign Currency Contracts††	—	$3,810,299	—	3,810,299
Total Other Financial Instruments	$8,168	$3,810,299	—	$3,818,467
Total	$170,986,075	$3,810,299	—	$174,796,374
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$9,494	—	$9,494

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Latin America ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$84,709,227	—	—	$84,709,227
Preferred Stocks:
Utilities	1,244,447	$536	—	1,244,983
Other Preferred Stocks	18,998,177	—	—	18,998,177
Total Long-Term Investments	104,951,851	536	—	104,952,387
Short-Term Investments†	1,360,432	—	—	1,360,432
Total Investments	$106,312,283	$536	—	$106,312,819
Other Financial Instruments:
Futures Contracts††	$9,753	—	—	$9,753
Total	$106,322,036	$536	—	$106,322,572

Franklin Templeton ETF Trust 2026 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$4,730	—	—	$4,730

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Mexico ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$84,097,103	—	—	$84,097,103
Short-Term Investments†	1,666,216	—	—	1,666,216
Total Investments	$85,763,319	—	—	$85,763,319
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$2,027	—	—	$2,027

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Saudi Arabia ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,757,048	—	—	$4,757,048
Short-Term Investments†	19,710	—	—	19,710
Total Investments	$4,776,758	—	—	$4,776,758
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$1,218	—	—	$1,218

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
FTSE South Korea ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$1,288,678,976	—	—	$1,288,678,976
Preferred Stocks	36,788,014	—	—	36,788,014
Rights	—	$47,137	—	47,137
Total Long-Term Investments	1,325,466,990	47,137	—	1,325,514,127
Short-Term Investments†	6,339,659	—	—	6,339,659
Total Investments	$1,331,806,649	$47,137	—	$1,331,853,786
Other Financial Instruments:
Futures Contracts††	$312,127	—	—	$312,127
Total	$1,332,118,776	$47,137	—	$1,332,165,913

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Switzerland ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$81,630,320	—	—	$81,630,320
Short-Term Investments†	1,700,180	—	—	1,700,180
Total Investments	$83,330,500	—	—	$83,330,500
Other Financial Instruments:
Futures Contracts††	$22,478	—	—	$22,478
Total	$83,352,978	—	—	$83,352,978

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Taiwan ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$3,051,440,147	—	—	$3,051,440,147
Rights	—	$6,739	—	6,739
Total Long-Term Investments	3,051,440,147	6,739	—	3,051,446,886
Short-Term Investments†	5,636,089	—	—	5,636,089
Total Investments	$3,057,076,236	$6,739	—	$3,057,082,975
Other Financial Instruments:
Futures Contracts††	$245	—	—	$245
Total	$3,057,076,481	$6,739	—	$3,057,083,220

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Templeton ETF Trust 2026 Quarterly Report

FTSE United Kingdom ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$116,634,149	—	$0 *	$116,634,149
Materials	69,454,853	—	0 *	69,454,853
Other Common Stocks	668,412,804	—	—	668,412,804
Total Long-Term Investments	854,501,806	—	0 *	854,501,806
Short-Term Investments†	9,160,698	—	—	9,160,698
Total Investments	$863,662,504	—	$0 *	$863,662,504
Other Financial Instruments:
Futures Contracts††	$28,814	—	—	$28,814
Total	$863,691,318	—	$0 *	$863,691,318

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following companies were considered affiliated companies for all or some portion of the period ended June 30, 2026. The following transactions were effected in such companies for the period ended June 30, 2026.

FTSE Asia ex Japan ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$21,919	$371,179	371,179	$172,441	172,441	—	$171	—	$220,657

FTSE Australia ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$40,048	$1,208,513	1,208,513	$236,686	236,686	—	$273	—	—	$1,011,875
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	—	42,240	42,240	6,094	6,094	—	—	$77	—	36,146
Total	$40,048	$1,250,753		$242,780		—	$273	$77	—	$1,048,021

FTSE Brazil ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$252,227	$77,967,104	77,967,104	$78,218,886	78,218,886	—	$20,551	—	$445

Franklin Templeton ETF Trust 2026 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)

FTSE Canada ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$73,051	$5,142,868	5,142,868	$276,561	276,561	—	$1,909	—	—	$4,939,358
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	—	3,628,960	3,628,960	3,628,960	3,628,960	—	—	$690	—	—
Total	$73,051	$8,771,828		$3,905,521		—	$1,909	$690	—	$4,939,358

FTSE China ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$175,785	$2,299,115	2,299,115	$1,296,894	1,296,894	—	$718	—	—	$1,178,006
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	423,500	1,725,410	1,725,410	1,019,610	1,019,610	—	—	$7,275	—	1,129,300
Total	$599,285	$4,024,525		$2,316,504		—	$718	$7,275	—	$2,307,306

FTSE Europe ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$49	$2,729,009	2,729,009	$250,984	250,984	—	$476	—	$2,478,074

FTSE Eurozone ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$1,256	$1,153,992	1,153,992	$53,345	53,345	—	$114	—	$1,101,903

FTSE Germany ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	—	$1,097,456	1,097,456	—	—	—	$106	—	—	$1,097,456
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	—	183,962	183,962	$97,446	97,446	—	—	$592	—	86,516
Total	—	$1,281,418		$97,446		—	$106	$592	—	$1,183,972

Franklin Templeton ETF Trust 2026 Quarterly Report

FTSE India ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$4,616	$58,467,634	58,467,634	$54,950,274	54,950,274	—	$17,791	—	$3,521,976

FTSE Japan ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$14,346,787	$20,585,830	20,585,830	$18,012,893	18,012,893	—	—	$49,311	—	$16,919,724
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	1,251	18,410,812	18,410,812	5,156,032	5,156,032	—	$9,807	—	—	13,256,031
Total	$14,348,038	$38,996,642		$23,168,925		—	$9,807	$49,311	—	$30,175,755

FTSE Japan Hedged ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$198,968	$1,576,902	1,576,902	$1,058,240	1,058,240	—	$3,361	—	$717,630

FTSE Latin America ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$35,091	$7,559,923	7,559,923	$6,234,582	6,234,582	—	$993	—	$1,360,432

FTSE Mexico ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$4	$1,773,035	1,773,035	$106,823	106,823	—	$256	—	—	$1,666,216
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	4,080	960	960	5,040	5,040	—	—	$18	—	—
Total	$4,084	$1,773,995		$111,863		—	$256	$18	—	$1,666,216

FTSE Saudi Arabia ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	—	$19,710	19,710	—	—	—	$2	—	$19,710

Franklin Templeton ETF Trust 2026 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)

FTSE South Korea ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$1,595	$219,406,870	219,406,870	$213,068,806	213,068,806	—	$48,708	—	$6,339,659

FTSE Switzerland ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$148	$1,710,792	1,710,792	$10,760	10,760	—	$165	—	$1,700,180

FTSE Taiwan ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$128,117	$35,295,250	35,295,250	$29,787,278	29,787,278	—	$10,404	—	$5,636,089

FTSE United Kingdom ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$7,148	$9,844,441	9,844,441	$690,891	690,891	—	$1,672	—	—	$9,160,698
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	—	2,480,000	2,480,000	2,480,000	2,480,000	—	—	$1,193	—	—
Total	$7,148	$12,324,441		$3,170,891		—	$1,672	$1,193	—	$9,160,698

Franklin Templeton ETF Trust 2026 Quarterly Report